   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2019

                                                  REGISTRATION NOS. 333-59717
                                                                    811-05166



                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                         PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                       POST-EFFECTIVE AMENDMENT NO. 33                    [x]
                                   AND/OR
                        REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                   [ ]
                              AMENDMENT NO. 138                           [x]

                      (CHECK APPROPRIATE BOX OR BOXES.)

                       MONY AMERICA VARIABLE ACCOUNT A
                         (EXACT NAME OF REGISTRANT)

                   MONY LIFE INSURANCE COMPANY OF AMERICA
                             (NAME OF DEPOSITOR)
                          525 WASHINGTON BOULEVARD
                        JERSEY CITY, NEW JERSEY 07310
     (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               (212) 554-1234
              DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
             -------------------


                                 SHANE DALY
                VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                   MONY LIFE INSURANCE COMPANY OF AMERICA
                    525 WASHINGTON BOULEVARD, 22ND FLOOR
                        JERSEY CITY, NEW JERSEY 07310
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                             DODIE C. KENT, ESQ.
                        EVERSHEDS SUTHERLAND (US) LLP
                       THE GRACE BUILDING, 40TH FLOOR
                         1114 AVENUE OF THE AMERICAS
                          NEW YORK, NEW YORK 10036
             -------------------


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE: (CHECK APPROPRIATE BOX)

          [ ]   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE
                485.

          [x]   MAY 1, 2019 PURSUANT TO PARAGRAPH (b) OF RULE 485.

          [ ]   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE
                485.
          [ ]   ON PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

          [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                   TITLE OF SECURITIES BEING REGISTERED:
    UNITS OF INTEREST IN SEPARATE ACCOUNT UNDER INDIVIDUAL FLEXIBLE PAYMENT
                         VARIABLE ANNUITY CONTRACTS.

PROSPECTUS                                             ISSUED BY
DATED MAY 1, 2019                                      MONY LIFE INSURANCE COMPANY OF AMERICA
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY           WITH VARIABLE INVESTMENT OPTIONS UNDER MONY
  CONTRACT                                             AMERICA'S MONY AMERICA VARIABLE ACCOUNT A
                                                       OPERATIONS CENTER
                                                       5788 WIDEWATERS PARKWAY
                                                       SYRACUSE, NY 13214


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR THE PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT (THE "PORTFOLIOS").

MONY Life Insurance Company of America ("we," "us," "our," "MONY America" or the "Company") issues the flexible payment variable annuity contract described in this prospectus (the "Contract"). This prospectus is a disclosure document and describes all of the Contract's material features, benefits, rights and obligations, as well as other information. The description of the Contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus in accordance with the Contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.

This Contract is no longer being sold. This prospectus is used with current Contract owners only (each, an "Owner"). We will continue to accept Purchase Payments under existing Contracts. You should note that your Contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your Contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Contract.

You can tell us what to do with your Purchase Payments and how to allocate Fund Value.

You may allocate some or all of your Purchase Payments into the subaccounts. Each subaccount is a subaccount of MONY America Variable Account A, a separate investment account of the Company. Both the value of your Contract before annuitization and the amount of income afterward will depend on the investment performance of the Portfolios you select. You bear the investment risk of investing in the Portfolios. The subaccounts invest in shares of the following Portfolios of AXA Premier VIP Trust, Dreyfus Stock Index Fund, Inc., EQ Advisors Trust, Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and ProFunds VP (the "Trusts").




SUBACCOUNTS

- 1290 VT Equity Income                                     - EQ/Mid Cap Value Managed Volatility (formerly AXA Mid
- 1290 VT GAMCO Mergers & Acquisitions                        Cap Value Managed Volatility)(2)
- 1290 VT GAMCO Small Company Value                         - EQ/Moderate Allocation (formerly AXA Moderate
- 1290 VT Socially Responsible                                Allocation)(1)(2)
- All Asset Growth-Alt 20                                   - EQ/Moderate-Plus Allocation (formerly AXA Moderate-Plus
- EQ/Janus Enterprise                                         Allocation)(1)(2)
- EQ/Loomis Sayles Growth                                   - EQ/Money Market
- Charter(SM) Small Cap Growth                              - EQ/PIMCO Ultra Short Bond
- Dreyfus Stock Index                                       - EQ/Quality Bond PLUS
- EQ/Aggressive Allocation (formerly AXA Agressive          - EQ/T. Rowe Price Growth Stock
  Allocation)(1)(2)                                         - EQ/UBS Growth and Income
- EQ/BlackRock Basic Value Equity                           - Fidelity(R) VIP Contrafund(R) Portfolio
- EQ/Capital Guardian Research                              - Franklin Income VIP
- EQ/Conservative Allocation (formerly AXA Conservative     - Franklin Rising Dividends VIP
  Allocation)(1)(2)                                         - Janus Henderson Balanced Portfolio
- EQ/Conservative-Plus Allocation (formerly AXA             - Janus Henderson Enterprise Portfolio
  Conservative-Plus Allocation)(1)(2)                       - Janus Henderson Forty Portfolio
- EQ/Core Bond Index                                        - Janus Henderson Global Research Portfolio
- EQ/Intermediate Government Bond                           - Oppenheimer Global Fund/VA
- EQ/Large Cap Growth Managed Volatility (formerly AXA      - PIMCO Global Bond Opportunities (Unhedged)
  Large Cap Growth Managed Volatility)(2)                   - ProFund VP Bear
- EQ/Large Cap Value Index                                  - ProFund VP Rising Rates Opportunity
- EQ/MFS International Growth                               - ProFund VP UltraBull
- EQ/Mid Cap Index


NOT ALL OF THESE PORTFOLIOS MAY BE AVAILABLE IN ALL STATES OR ALL MARKETS.


(1)   The "EQ Allocation" Portfolios.


(2) This Portfolio utilizes a volatility management strategy as part of its investment objective and/or principal investment strategy. See "The Portfolios" for information on how volatility management strategies may impact your Fund Value and any enhanced death benefit.

You may also allocate some or all of your Purchase Payments and Fund Value into our Guaranteed Interest Account with Market Value Adjustment, which is discussed later in this prospectus.


Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.



If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Company or your financial intermediary electronically by calling 1-855-920-9713.



You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-920-9713. Your election to receive reports in paper will apply to all portfolio companies available under your contract.



A Statement of Additional Information dated May 1, 2019 containing additional information about the Contract is incorporated herein by reference. It has been filed with the Securities and Exchange Commission (the "SEC") and is available from the Company without charge upon written request. You may request one by writing to our Operations Center located at MONY Life Insurance Company of America, Operations Center, 5788 Widewaters Parkway, Syracuse, New York 13214, or by telephoning 1-800-487-6669 or by accessing the SEC's website at www.sec.gov. The table of contents of the Statement of Additional Information can be found in the back of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.




MLA-CM 05.19

                         CONTENTS OF THIS PROSPECTUS




1.  SUMMARY OF THE CONTRACT..........................................      3
    Definitions......................................................      3
    Purpose of the Contract..........................................      3
    Purchase Payments and Fund Value.................................      3
    Minimum Purchase Payments........................................      4
    MONY America Variable Account A..................................      4
    Guaranteed Interest Account with Market Value Adjustment.........      4
    The Market Value Adjustment......................................      4
    Transfer of Fund Value...........................................      4
    Contract loans...................................................      5
    Surrender........................................................      5
    Charges and deductions...........................................      5
    Right to return contract provision...............................      5
    Death benefit....................................................      5
    Fee tables.......................................................      6
    Example..........................................................      7
    Other contracts..................................................      8
    Condensed financial information..................................      8
2.  WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?...................      8
    MONY Life Insurance Company of America...........................      8
    How to reach us..................................................      8
    MONY America Variable Account A..................................      9
3.  THE PORTFOLIOS...................................................     10
    Purchase of portfolio shares by MONY America Variable
        Account A....................................................     17
4.  DETAILED INFORMATION ABOUT THE CONTRACT..........................     18
    Payment and allocation of Purchase Payments......................     18
    Telephone/fax transactions.......................................     23
    Disruptive transfer activity.....................................     23
    Termination of the Contract......................................     24
5.  SURRENDERS.......................................................     25
6.  LOANS............................................................     26
7.  DEATH BENEFIT....................................................     27
    Death benefit provided by the Contract...........................     27
    Enhanced death benefit options...................................     27
    Election and effective date of election..........................     28
    Payment of death benefit.........................................     28
8.  CHARGES AND DEDUCTIONS...........................................     29
    Deductions from Purchase Payments................................     29
    Charges against Fund Value.......................................     29
    Deductions from Fund Value.......................................     30
9.  ANNUITY PROVISIONS...............................................     32
    Annuity payments.................................................     32
    Election and change of settlement option.........................     33
    Settlement options...............................................     33
    Frequency of annuity payments....................................     34
    Additional provisions............................................     34
10. OTHER PROVISIONS.................................................     35
    Ownership........................................................     35
    Provision required by Section 72(s) of the Code..................     35
    Provision required by Section 401(a)(9) of the Code..............     35
    Secondary annuitant..............................................     36
    Assignment.......................................................     37
    Change of beneficiary............................................     37
    Substitution of securities.......................................     37
    Changes to Contracts.............................................     37
    Change in operation of MONY America Variable Account A...........     37
11. VOTING RIGHTS....................................................     38
12. DISTRIBUTION OF THE CONTRACTS....................................     38
13. FEDERAL TAX STATUS...............................................     41
    Introduction.....................................................     41
    The Company's Tax Status.........................................     41
    Taxation of annuities in general.................................     41
    Qualified retirement plans.......................................     45
    Federal income tax withholding...................................     47
14. LEGAL PROCEEDINGS................................................     48
15. CYBERSECURITY....................................................     48
16. FINANCIAL STATEMENTS.............................................     49
    About the General Account........................................     49
    Appendix I -- Condensed financial information....................    I-1
STATEMENT OF ADDITIONAL INFORMATION
    Table of Contents

1. SUMMARY OF THE CONTRACT

This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your Contract. This summary and this entire prospectus will describe the part of the Contract involving MONY America Variable Account A. This prospectus also briefly will describe the Guaranteed Interest Account with Market Value Adjustment and the Portfolios offered. More detailed information about the Guaranteed Interest Account with Market Value Adjustment is contained in the prospectus attached to this prospectus and in your Contract. See applicable fund prospectuses for more detailed information about the Portfolios.


DEFINITIONS


--------------------------------------------------------------------------------
SPECIALIZED TERMS ARE DEFINED ON THE PAGE WHERE THEY FIRST APPEAR ENCLOSED IN A BOX.
--------------------------------------------------------------------------------


PURPOSE OF THE CONTRACT

The Contract is an individual flexible payment variable annuity contract. As of January 31, 2005, we no longer offer this Contract. We will continue to accept Purchase Payments under existing Contracts.

The Contract is designed to allow an Owner to make Purchase Payments to the Company under the Contract. Those Purchase Payments are allocated at the Owner's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment. Those Purchase Payments can accumulate for a period of time and create Fund Value for the Owner. The Owner can choose the length of time that such Purchase Payments may accumulate. The Owner may choose at some point in the future to receive annuity benefits based upon that accumulated Fund Value.

An Owner may use the Contract's design to accumulate Fund Value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain Sections of the Internal Revenue Code of 1986, as amended (the "Code"), including Sections 401, 403 (other than
Section 403(b)), 408, 408A and 457, for example.


--------------------------------------------------------------------------------
QUALIFIED PLANS -- RETIREMENT PLANS THAT MAY RECEIVE FAVORABLE TAX TREATMENT UNDER CERTAIN SECTIONS OF THE CODE.

QUALIFIED CONTRACTS -- CONTRACTS ISSUED UNDER QUALIFIED PLANS.

NON-QUALIFIED CONTRACTS -- CONTRACTS NOT ISSUED UNDER QUALIFIED PLANS.

FUND VALUE -- THE AGGREGATE DOLLAR VALUE AS OF ANY BUSINESS DAY OF ALL AMOUNTS ACCUMULATED UNDER EACH OF THE SUBACCOUNTS, THE GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT, AND THE LOAN ACCOUNT OF THE CONTRACT.

OWNER -- THE PERSON SO DESIGNATED IN THE APPLICATION TO WHOM ALL RIGHTS, BENEFITS, OPTIONS AND PRIVILEGES APPLY WHILE THE ANNUITANT IS LIVING. IF A CONTRACT HAS BEEN ABSOLUTELY ASSIGNED, THE ASSIGNEE BECOMES THE OWNER.

BUSINESS DAY -- OUR BUSINESS DAY IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH THE NEW YORK STOCK EXCHANGE IS NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION.
--------------------------------------------------------------------------------

The Contract is also designed to allow the Owner to request payments of part or all of the accumulated Fund Value before the Owner begins to receive annuity benefits. This payment may result in the imposition of a surrender charge and a market value adjustment. The market value adjustment will not apply to Contracts issued in certain states. It may also be subject to income and other taxes.


PURCHASE PAYMENTS AND FUND VALUE

You may allocate your Purchase Payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account with Market Value Adjustment. The Purchase Payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the Purchase Payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the Purchase Payments you make will not lose value.

MINIMUM PURCHASE PAYMENTS

The minimum Purchase Payment for individuals varies depending upon the purchaser of the Contract and the method of paying the Purchase Payments. See "Payment and allocation of Purchase Payments."

Additional Purchase Payments may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract.") The Company may change this requirement in the future.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of the Company. MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

The subaccounts of MONY America Variable Account A invest in shares of the Portfolios at their net asset value. (See "The Portfolios.") Owners bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.


--------------------------------------------------------------------------------
PORTFOLIO -- ANY OPEN-END MANAGEMENT INVESTMENT COMPANY OR UNIT INVESTMENT
TRUST IN WHICH A SUBACCOUNT INVESTS.

PURCHASE PAYMENT -- AN AMOUNT PAID TO THE COMPANY BY THE OWNER OR ON THE OWNER'S BEHALF AS CONSIDERATION FOR THE CONTRACT.

NET PURCHASE PAYMENT -- PURCHASE PAYMENT LESS ANY APPLICABLE TAX CHARGES. CURRENTLY, THE COMPANY DOES NOT REDUCE THE PURCHASE PAYMENT BY ANY AMOUNTS FOR TAX.
--------------------------------------------------------------------------------


GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

The Guaranteed Interest Account with Market Value Adjustment (or "MVA") is part of the Company's General Account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at rates guaranteed by the Company for specified periods. (See the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details)


THE MARKET VALUE ADJUSTMENT

Amounts that are surrendered or transferred (including transfers for the purpose of obtaining a loan) from an Accumulation Period more than 30 days before the Maturity Date will be subject to an MVA. An MVA will not apply upon payment of a death benefit upon the death of the annuitant. The MVA is determined through the use of a factor, which is known as the MVA Factor. This factor is discussed in detail in the section entitled "The Market Value Adjustment." The MVA could cause an increase or decrease or no change at all in the amount of the distribution from an Accumulation Period.

An MVA will be imposed on transfers or surrenders (partial or full) from the Guaranteed Interest Account with Market Value Adjustment in most states. AN MVA WILL NOT BE IMPOSED ON CONTRACTS ISSUED IN THE STATES OF MARYLAND, THE COMMONWEALTH OF MASSACHUSETTS, NEW JERSEY, OKLAHOMA, OREGON, THE COMMONWEALTH OF PENNSYLVANIA, SOUTH CAROLINA, TEXAS AND WASHINGTON; HOWEVER, RESTRICTIONS ON TRANSFERS APPLY IN THESE STATES. The adjustment can be either a positive or negative adjustment. No adjustment is made for the amount withdrawn or transferred within 30 days before the end of the Accumulation Period. (See the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details)


TRANSFER OF FUND VALUE

You may transfer Fund Value among the subaccounts and to or from the Guaranteed Interest Account with Market Value Adjustment. Transfers from the Guaranteed Interest Account with Market Value Adjustment may be subject to a Market Value Adjustment for Contracts issued in certain states. Transfers may be made by telephone or fax if the proper form has been completed, signed, and received by the Company at its Operations Center in Good Order. See the cover page for how to contact the Operations Center. (See "Transfers.")

--------------------------------------------------------------------------------
GOOD ORDER -- INSTRUCTIONS THAT WE RECEIVE AT THE OPERATIONS CENTER WITHIN THE PRESCRIBED TIME LIMITS, IF ANY, SPECIFIED IN THE CONTRACT FOR THE TRANSACTION REQUESTED. THE INSTRUCTIONS MUST BE ON THE APPROPRIATE FORM OR IN A FORM SATISFACTORY TO US THAT INCLUDES ALL THE INFORMATION NECESSARY TO EXECUTE THE REQUESTED TRANSACTION, AND MUST BE SIGNED BY THE INDIVIDUAL AUTHORIZED TO MAKE THE TRANSACTION. TO BE IN "GOOD ORDER," INSTRUCTIONS MUST BE SUFFICIENTLY CLEAR SO THAT WE DO NOT NEED TO EXERCISE ANY DISCRETION TO FOLLOW SUCH INSTRUCTIONS AND WE MUST BE ABLE TO EXECUTE THE REQUISITE ORDER(S).
--------------------------------------------------------------------------------


CONTRACT LOANS

Under certain qualified contracts, you may borrow up to the dollar amount specified in the Code, not to exceed 50% of your Contract's Fund Value from the Company. Your Contract will be the only security required for the loan. Contracts issued to 401(k) plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.

We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due will be borrowed from the Contract's Fund Value.


SURRENDER

You may surrender all or part of the Contract at any time and receive its cash value while the Annuitant is alive prior to the Annuity Starting Date. We may impose a surrender charge and MVA (if applicable). The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59 1/2 at the time of surrender. (See "Federal tax status.")


CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the Fund Value of the Contract.


RIGHT TO RETURN CONTRACT PROVISION

This information is no longer applicable, as these Contracts are no longer available to new purchasers.

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the "right to return contract period" (usually within ten days from the day you receive it). You will receive a refund of the Purchase Payments received by the Company, less any partial surrender you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.


DEATH BENEFIT

If the Annuitant (and the Secondary Annuitant, if any) dies before the Annuity Starting Date, a death benefit will be payable to the Beneficiary. Under certain circumstances, an enhanced death benefit may be payable. If the Annuitant dies after the Annuity Starting Date, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit" and "Enhanced death benefit.")


--------------------------------------------------------------------------------
ANNUITANT -- THE PERSON UPON WHOSE CONTINUATION OF LIFE ANY ANNUITY PAYMENT DEPENDS.

SECONDARY ANNUITANT -- THE PARTY DESIGNATED BY THE OWNER TO BECOME THE ANNUITANT, SUBJECT TO CERTAIN CONDITIONS, ON THE DEATH OF THE ANNUITANT.

BENEFICIARY -- THE PARTY ENTITLED TO RECEIVE BENEFITS PAYABLE AT THE DEATH OF THE ANNUITANT OR (IF APPLICABLE) THE SECONDARY ANNUITANT.

ANNUITY STARTING DATE -- THE DATE UPON WHICH THE ANNUITANT REACHES 95 YEARS OF AGE, OR AT THE DISCRETION OF THE OWNER OF THE CONTRACT, A DATE THAT IS AT LEAST TEN YEARS FROM THE EFFECTIVE DATE OF THE CONTRACT.
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, transfer Fund Value between investment options, or for Contracts funding 401(k) plans only, take a loan. A charge for taxes may also be deducted.


                         OWNER TRANSACTION EXPENSES:

       Maximum deferred sales load (surrender charge)
       (as a percentage of Purchase Payments surrendered)..................................................     7.00%(1)

       Loan interest spread (effective annual rate)........................................................     2.50%(2)

       Maximum transfer charge.............................................................................       $25(3)

       The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

       Maximum annual contract charge......................................................................       $50(4)


The next table describes the separate account annual expenses you pay as a percentage of average annual Fund Value.


                      SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE ANNUAL FUND VALUE IN MONY AMERICA VARIABLE ACCOUNT
                                     A):

       Maximum mortality and expense risk fees......................................................    1.35%(5)

       Total separate account annual expenses.......................................................    1.35%(5)

       (1) THE SURRENDER CHARGE PERCENTAGE, WHICH REDUCES TO ZERO, IS DETERMINED UNDER A SURRENDER CHARGE SCHEDULE. (SEE "DEDUCTIONS FROM FUND VALUE -- AMOUNT OF SURRENDER CHARGE.") THE SURRENDER CHARGE MAY BE REDUCED UNDER CERTAIN CIRCUMSTANCES WHICH INCLUDE REDUCTION IN ORDER TO GUARANTEE THAT CERTAIN AMOUNTS MAY BE RECEIVED FREE OF SURRENDER CHARGE. (SEE "CHARGES AGAINST FUND VALUE -- FREE PARTIAL SURRENDER AMOUNT.")
       (2) THE LOAN INTEREST SPREAD IS THE DIFFERENCE BETWEEN THE AMOUNT OF INTEREST WE CHARGE ON LOANS AND THE AMOUNT OF INTEREST WE CREDIT TO AMOUNTS HELD IN THE LOAN ACCOUNT TO SECURE LOANS.
       (3) THE TRANSFER CHARGE CURRENTLY IS $0. HOWEVER, THE COMPANY HAS RESERVED THE RIGHT TO IMPOSE A CHARGE FOR EACH TRANSFER, WHICH WILL NOT EXCEED $25 (EXCEPT FOR CONTRACTS ISSUED IN THE STATES OF SOUTH CAROLINA AND TEXAS WHERE IT WILL NOT EXCEED $10). (SEE "CHARGES AGAINST FUND VALUE -- TRANSFER CHARGE.")
       (4) THE ANNUAL CONTRACT CHARGE IS CURRENTLY $0. HOWEVER, THE COMPANY MAY IN THE FUTURE CHANGE THE AMOUNT OF THE CHARGE TO AN AMOUNT NOT EXCEEDING $50 PER CONTRACT YEAR (EXCEPT FOR CONTRACTS ISSUED IN THE STATES OF MARYLAND, MASSACHUSETTS, NEW JERSEY, OKLAHOMA, OREGON, COMMONWEALTH OF PENNSYLVANIA, SOUTH CAROLINA, TEXAS AND WASHINGTON WHERE THE CHARGE MAY NOT EXCEED $30). (SEE "CHARGES AGAINST FUND VALUE -- ANNUAL CONTRACT CHARGE.")
       (5) THE MORTALITY AND EXPENSE RISK CHARGE IS DEDUCTED DAILY EQUIVALENT TO A CURRENT ANNUAL RATE OF 1.35% (AND IS GUARANTEED NOT TO EXCEED A DAILY RATE EQUIVALENT TO AN ANNUAL RATE OF 1.35%) FROM THE VALUE OF THE NET ASSETS OF MONY AMERICA VARIABLE ACCOUNT A.



The next item shows the minimum and maximum total operating expenses charged by the Portfolios for the year ended December 31, 2018. You may pay Portfolio operating expenses periodically during the time that you own the Contract. Certain Portfolios invest in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). More detail concerning each Portfolio's fees and expenses is contained in the prospectus for that Portfolio.

                  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


                                                                              LOWEST          HIGHEST
                                                                             -------         --------
       Total Annual Portfolio Operating Expenses for 2018.................     0.27%           1.67%
         (expenses that are deducted from Portfolio assets
         including management fees, 12b-1 fees, service fees,
         and/or other expenses)(1)



       (1) "TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES" ARE BASED, IN PART, ON ESTIMATED AMOUNTS FOR PORTFOLIOS ADDED DURING THE FISCAL YEAR 2018, IF APPLICABLE, AND FOR THE OTHER UNDERLYING PORTFOLIOS. IN ADDITION, THE "LOWEST" REPRESENTS THE TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES OF THE DREYFUS STOCK INDEX FUND, INC -- INITIAL SHARES. THE "HIGHEST" REPRESENTS THE TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES OF THE PROFUND VP BEAR PORTFOLIO.




EXAMPLES


These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, separate account annual expenses, and Portfolio fees and expenses for the year ended December 31, 2018.



These examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. The examples assume the maximum contract charges and annual expenses of any of the Portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1. a. If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                         ------     --------     -------     --------
                                          $994       $1,645      $2,311       $3,792


   b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $863       $1,254      $1,659       $2,452


2. a. If you do not surrender your Contract (assuming maximum fees and expenses of any of the Portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $355       $1,080      $1,826       $3,792


   b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $215        $664       $1,139       $2,452


3. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $994       $1,080      $1,826       $3,792


   b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $863        $664       $1,139       $2,452


4. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $994       $1,645      $2,311       $3,792

   b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $863       $1,254      $1,659       $2,452



For the purposes of the Fee Tables and the Example, we assume that the Contract is in the accumulation period. (See "Charges and Deductions.") On and after the Annuity Starting Date, different fees and charges will apply.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the Contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity contracts that he or she distributes. You can also contact us to find out more about any of MONY Life Insurance Company of America's annuity contracts.


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2018.



2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

MONY LIFE INSURANCE COMPANY OF AMERICA


We are MONY Life Insurance Company of America, an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an affiliate of AXA Equitable Life Insurance Company ("AXA Equitable") and an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., No company other than MONY Life Insurance Company of America has any legal responsibility to pay amounts that the Company owes under the Contracts. The Company is solely responsible for paying all amounts owed to you under your Contract.



AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $618.6 billion in assets as of December 31, 2018. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico. Our main administrative office is located at 525 Washington Blvd., Jersey City, NJ 07310.


On October 1, 2013, the Company entered into a reinsurance transaction with Protective Life Insurance Company ("Protective"), whereby Protective agreed to reinsure a substantial portion of the Company's life insurance and annuity business (the "Reinsured Business"). This policy is included in the Reinsured Business. Protective reinsures all of the insurance risks of the Reinsured Business and is responsible for customer service and administration for all contracts comprising the Reinsured Business. However, the Company remains the insurer of the policy and the terms, features, and benefits of the policy have NOT changed as a result of the transaction.

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your Contract, and (3) any other information or materials that we provide in connection with your Contract or the Portfolios, you may communicate with our Operations Center as listed below for the purposes described or register to view your Contract online at www.service.protective.com. Please refer to "Telephone/fax transactions" for effective dates for processing telephone and fax requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


FOR CORRESPONDENCE WITH CHECKS:

FOR SUBSEQUENT CONTRIBUTIONS SENT BY REGULAR MAIL:

MLOA Variable - Dept #2635
PO Box 11407
Birmingham, AL 35246-2635

FOR SUBSEQUENT CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

Regions Lockbox Operations
Attn: MLOA Variable - LBX Dept #2635
2090 Parkway Office Circle
Hoover, AL 35244


FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY MAIL:

MONY Life Insurance Company of America
PO Box 4830
Syracuse, New York 13221


BY TOLL-FREE PHONE:

Customer service representatives are available weekdays from 8:00 AM to 7:00 PM, Eastern Time, Monday - Thursday, and 8:00 AM to 5:00 PM, Eastern Time, on Friday at 1-800-487-6669.

You can also change your allocation percentages, transfer among investment options, request a loan, and/or change your address (1) by toll-free phone and assisted service or (2) by writing our Operations Center. For more information about the transaction requests you can make by phone or fax, see "Telephone/fax transactions" later in this prospectus.


BY INTERNET:

You may register for online account access at www.service.protective.com. Our website provides access to account information and customer service. After registering, you can view account details, print customer service forms and find answers to common questions.


RECEIPT OF COMMUNICATIONS AND TRANSACTION REQUESTS

Your written correspondence will be picked up at the mailing address noted above and delivered to our Operations Center. Your written correspondence, however, is not considered received by us until it is received at our Operations Center in Good Order. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Operations Center or via the appropriate telephone or fax number or internet website if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a Business Day or (2) after the close of a Business Day, then, in each case, we are deemed to have received that item on the next Business Day. Our Operations Center is: 5788 Widewaters Parkway, Syracuse, New York 13214.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of the Company. Presently, only Purchase Payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of MONY America Variable Account A are, however, available to cover the liabilities of the Company's General Account to the extent that the assets of MONY America Variable Account A exceed the liabilities of the Contracts supported by it. The amount of some of our obligations under the Contracts is based on the assets in MONY America Variable Account A. However, the obligations themselves are obligations of the Company.

MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered under the Investment Company Act of 1940 (the "1940 Act") and is registered and classified under that act as a "unit investment trust". A unit investment trust is a type of investment company. The Securities and Exchange Commission, however, does not manage or supervise the Company or MONY America Variable Account A. The Company is not required to register, and is not registered, as an investment company under the 1940 Act. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.

MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in a designated class of shares of a designated Portfolio. For example, the EQ/Core Bond Index Subaccount invests solely in Class IA shares of the EQ/Core Bond Index Portfolio of the EQ Advisors Trust. These Portfolios serve as underlying investments only for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The Portfolios may also be available to certain pension accounts. The Portfolios are not available directly to individual investors. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine any two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to the MONY America Variable Account A; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies of MONY America Variable Account A if marketing needs, tax conditions, or investment conditions warrant. Future subaccounts may invest in other Portfolios or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.


3. THE PORTFOLIOS

We offer Portfolios of both affiliated and unaffiliated fund companies under the Contracts. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the AXA Premier VIP and EQ Advisors Trust Portfolios. For some of those Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for those Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of those sub-advisers and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

The principal underwriters of the contract are AXA Advisors, LLC and AXA Distributors, LLC. AXA Advisors is an affiliate of MONY America and AXA Equitable, and AXA Distributors is an affiliate of MONY America and an indirect wholly owned subsidiary of AXA Equitable.

AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors or our other affiliates may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the advisers' respective Portfolios.

As an Owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the Portfolios' investment returns. AXA Equitable may profit from these fees and payments. MONY America considers the availability of these fees and payment arrangements during the selection process for the Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


The AXA Allocation Portfolios and the All Asset Growth-Alt 20 Portfolio invest in other affiliated Portfolios (the "EQ Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer Owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors may promote the benefits of such Portfolios to Owners and/or suggest that Owners consider whether allocating some or all of their Fund Values to such Portfolios is consistent with their desired investment objectives. In doing so, MONY America, and/or its affiliates, may be subject to conflicts of interest insofar as MONY America may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your Contract. Please see "Detailed information about the Contract" later in this prospectus for more information about your role in managing your allocations.



As described in more detail in the Portfolio prospectuses, certain affiliated Portfolios (the "EQ Managed Volatility Portfolios") utilize a proprietary volatility management strategy developed by AXA FMG (the "EQ volatility management strategy"), and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.



The EQ Managed Volatility Portfolios and the EQ Fund of Fund Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "[x]" under the column entitled "Volatility Management."



Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your Fund Value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your Fund Value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Fund Value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.



The success of the EQ volatility management strategy depends, in part, on the investment adviser's ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Portfolio's benefit. In addition, the cost of implementing a volatility management strategy may negatively impact performance. There is no guarantee that a volatility management strategy can achieve or maintain a Portfolio's optimal risk targets, and the Portfolio may not perform as expected.



Please see the Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Fund Value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objectives and strategies.


In addition, the All Asset Growth-Alt 20 Portfolio invests in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies. Please see the Portfolio prospectus for more information about alternative investment strategies and nontraditional asset classes.


INVESTMENTS IN PORTFOLIOS THAT ARE ALSO OFFERED IN POLICIES/CONTRACTS WITH AN ASSET TRANSFER PROGRAM


Some of the Portfolios are offered in other AXA Equitable variable annuity contracts that have guaranteed benefit riders. Owners of these riders may be required to participate in AXA's Asset Transfer Program ("ATP"), which is designed to reduce the overall volatility of the owner's account value and therefore help AXA Equitable manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. The ATP uses predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in policies/contracts with or without an ATP feature could be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all policy/contract owners invested in that Portfolio:

          (a) By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

          (b) By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by policy/contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. If the ATP causes significant transfers of account value out of a Portfolio, any resulting negative effect on the performance of that Portfolio will be experienced to a greater extent by a policy/contract owner who remains invested in that Portfolio because his or her account value was not subject to the transfer.



                                                                                           INVESTMENT ADVISER
AXA PREMIER VIP TRUST                                                                     (AND SUB-ADVISER(S),          VOLATILITY
PORTFOLIO NAME                SHARE CLASS                   OBJECTIVE                        AS APPLICABLE)             MANAGEMENT
-----------------------  --------------------  ----------------------------------  ----------------------------------  ------------

CHARTER(SM) SMALL             Class B           Seeks to achieve long-term         -  AXA Equitable Funds
CAP GROWTH                                      growth of capital.                    Management Group, LLC

EQ/AGGRESSIVE                 Class B           Seeks to achieve long-term         -  AXA Equitable Funds                   [x]
ALLOCATION                                      capital appreciation.                 Management Group, LLC
(FORMERLY AXA
AGGRESSIVE
ALLOCATION)(1)

EQ/CONSERVATIVE               Class B           Seeks to achieve a high level      -  AXA Equitable Funds                   [x]
ALLOCATION                                      of current income.                    Management Group, LLC
(FORMERLY AXA
CONSERVATIVE
ALLOCATION)(1)

EQ/CONSERVATIVE-              Class B           Seeks to achieve current           -  AXA Equitable Funds                   [x]
PLUS ALLOCATION                                 income and growth of capital,         Management Group, LLC
(FORMERLY AXA                                   with a greater emphasis on
CONSERVATIVE-PLUS                               current income.
ALLOCATION)(1)

EQ/MODERATE                   Class B           Seeks to achieve long-term         -  AXA Equitable Funds                   [x]
ALLOCATION                                      capital appreciation and              Management Group, LLC
(FORMERLY AXA                                   current income.
MODERATE
ALLOCATION)(1)

EQ/MODERATE-PLUS              Class B           Seeks to achieve long-term         -  AXA Equitable Funds                   [x]
ALLOCATION                                      capital appreciation and              Management Group, LLC
(FORMERLY AXA                                   current income, with a greater
MODERATE-PLUS                                   emphasis on capital
ALLOCATION)(1)                                  appreciation.



                                                                                           INVESTMENT ADVISER
EQ ADVISORS TRUST                                                                         (AND SUB-ADVISER(S),           VOLATILITY
PORTFOLIO NAME                SHARE CLASS                   OBJECTIVE                        AS APPLICABLE)              MANAGEMENT
-----------------------  --------------------  ----------------------------------  ----------------------------------  -------------

1290 VT EQUITY                Class IB         Seeks a combination of              -  AXA Equitable Funds
INCOME                                         growth and income to achieve           Management Group, LLC
                                               an above-average and                -  Barrow, Hanley,
                                               consistent total return.               Mewhinney & Strauss, LLC

1290 VT GAMCO                 Class IB         Seeks to achieve capital            -  AXA Equitable Funds
MERGERS &                                      appreciation.                          Management Group, LLC
ACQUISITIONS                                                                       -  GAMCO Asset
                                                                                      Management, Inc.

1290 VT GAMCO                 Class IB         Seeks to maximize capital           -  AXA Equitable Funds
SMALL COMPANY                                  appreciation.                          Management Group, LLC
VALUE                                                                              -  GAMCO Asset
                                                                                      Management, Inc.

1290 VT SOCIALLY              Class IA         Seeks to achieve long-term          -  AXA Equitable Funds
RESPONSIBLE                                    capital appreciation.                  Management Group, LLC
                                                                                   -  Blackrock Investment
                                                                                      Management, LLC

ALL ASSET GROWTH-             Class IB         Seeks long-term capital             -  AXA Equitable Funds
ALT 20                                         appreciation and current               Management Group, LLC
                                               income.

EQ/JANUS                      Class 1A         Seeks to achieve capital            -  AXA Equitable Funds
ENTERPRISE                                     growth.                                Management Group, LLC
                                                                                   -  Janus Capital Management
                                                                                      LLC

EQ/LARGE CAP                  Class IB         Seeks to provide long-term          -  AXA Equitable Funds                    [x]
GROWTH MANAGED                                 capital growth with an                 Management Group, LLC
VOLATILITY                                     emphasis on risk-adjusted           -  BlackRock Investment
                                               returns and managing volatility        Management, LLC
                                               in the Portfolio.                   -  HS Management Partners,
                                                                                      LLC
                                                                                   -  Loomis, Sayles & Company,
                                                                                      L.P.
                                                                                   -  Polen Capital Management,
                                                                                      LLC
                                                                                   -  T. Rowe Price Associates,
                                                                                      Inc.

EQ/LOOMIS SAYLES              Class IB         Seeks to achieve capital            -  AXA Equitable Funds
GROWTH                                         appreciation.                          Management Group, LLC
                                                                                   -  Loomis, Sayles &
                                                                                      Company, L.P.

EQ/BLACKROCK                  Class IB         Seeks to achieve capital            -  AXA Equitable Funds
BASIC VALUE EQUITY                             appreciation and secondarily,          Management Group, LLC
                                               income.                             -  BlackRock Investment
                                                                                      Management, LLC


                                                                                           INVESTMENT ADVISER
EQ ADVISORS TRUST                                                                         (AND SUB-ADVISER(S),           VOLATILITY
PORTFOLIO NAME                SHARE CLASS                   OBJECTIVE                        AS APPLICABLE)              MANAGEMENT
-----------------------  --------------------  ----------------------------------  ----------------------------------  -------------

EQ/CAPITAL                    Class IA         Seeks to achieve long-term          -  AXA Equitable Funds
GUARDIAN                                       growth of capital.                     Management Group, LLC
RESEARCH                                                                           -  Capital Guardian Trust
                                                                                      Company

EQ/CORE BOND                  Class IA         Seeks to achieve a total return     -  AXA Equitable Funds
INDEX                                          before expenses that                   Management Group, LLC
                                               approximates the total return       -  SSgA Funds Management,
                                               performance of the Bloomberg           Inc.
                                               Barclays U.S. Intermediate
                                               Government/Credit Bond
                                               Index, including reinvestment
                                               of dividends, at a risk level
                                               consistent with that of the
                                               Bloomberg Barclays U.S.
                                               Intermediate Government/
                                               Credit Bond Index.

EQ/INTERMEDIATE               Class IA         Seeks to achieve a total return     -  AXA Equitable Funds
GOVERNMENT BOND                                before expenses that                   Management Group, LLC
                                               approximates the total return       -  SSgA Funds Management,
                                               performance of the Bloomberg           Inc.
                                               Barclays U.S. Intermediate
                                               Government Bond Index,
                                               including reinvestment of
                                               dividends, at a risk level
                                               consistent with that of the
                                               Bloomberg Barclays U.S.
                                               Intermediate Government
                                               Bond Index.

EQ/LARGE CAP                  Class IA         Seeks to achieve a total return     -  AXA Equitable Funds
VALUE INDEX                                    before expenses that                   Management Group, LLC
                                               approximates the total return       -  AllianceBernstein L.P.
                                               performance of the
                                               Russell 1000(R) Value Index,
                                               including reinvestment of
                                               dividends, at a risk level
                                               consistent with that of the
                                               Russell 1000(R) Value Index.

EQ/MFS                        Class IB         Seeks to achieve capital            -  AXA Equitable Funds
INTERNATIONAL                                  appreciation.                          Management Group, LLC
GROWTH                                                                             -  Massachusetts Financial
                                                                                      Services Company d/b/a
                                                                                      MFS Investment
                                                                                      Management



                                                                                           INVESTMENT ADVISER
EQ ADVISORS TRUST                                                                         (AND SUB-ADVISER(S),           VOLATILITY
PORTFOLIO NAME                SHARE CLASS                   OBJECTIVE                        AS APPLICABLE)              MANAGEMENT
-----------------------  --------------------  ----------------------------------  ----------------------------------  -------------

EQ/MID CAP INDEX              Class IA         Seeks to achieve a total return     -  AXA Equitable Funds
                                               before expenses that                   Management Group, LLC
                                               approximates the total return       -  AllianceBernstein L.P.
                                               performance of the
                                               Standard & Poor's Mid Cap
                                               400(R) Index, including
                                               reinvestment of dividends, at a
                                               risk level consistent with that
                                               of the Standard & Poor's
                                               MidCap 400(R) Index.

EQ/MID CAP VALUE              Class IA         Seeks to achieve long-term          -  AXA Equitable Funds                    [x]
MANAGED VOLATILITY                             capital appreciation with an           Management Group, LLC
(FORMERLY AXA MID                              emphasis on risk adjusted           -  BlackRock Investment
CAP VALUE                                      returns and managing volatility        Management, LLC
MANAGED                                        in the Portfolio.                   -  Diamond Hill Capital
VOLATILITY)                                                                           Management, Inc.
                                                                                   -  Wellington Management
                                                                                      Company, LLP

EQ/MONEY MARKET               Class IA         Seeks as high a level of current    -  AXA Equitable Funds
                                               income preserve its assets and         Management Group, LLC
                                               the mainten liquidity.              -  The Dreyfus Corporation

EQ/PIMCO ULTRA                Class IB         Seeks to generate a return in       -  AXA Equitable Funds
SHORT BOND                                     excess of traditional money            Management Group, LLC
                                               market products while               -  Pacific Investment
                                               maintaining an emphasis on             Management Company
                                               preservation of capital and            LLC
                                               liquidity.

EQ/QUALITY BOND               Class IB         Seeks to achieve high current       -  AllianceBernstein L.P.
PLUS                                           income consistent with              -  AXA Equitable Funds
                                               moderate risk to capital.              Management Group, LLC
                                                                                   -  Pacific Investment
                                                                                      Management Company LLC

EQ/T. ROWE PRICE              Class IB         Seeks to achieve long-term          -  AXA Equitable Funds
GROWTH STOCK                                   capital appreciation and               Management Group, LLC
                                               secondarily, income.                -  T. Rowe Price Associates,
                                                                                      Inc.

EQ/UBS GROWTH                 Class IB         Seeks to achieve total return       -  AXA Equitable Funds
AND INCOME                                     through capital appreciation           Management Group, LLC
                                               with income as a secondary          -  UBS Asset Management
                                               consideration.                         (Americas) Inc.


                                                                                        INVESTMENT ADVISER
DREYFUS STOCK INDEX                                                                    (AND SUB-ADVISER(S),              VOLATILITY
FUND, INC. -- INITIAL SHARES                        OBJECTIVE                             AS APPLICABLE)                 MANAGEMENT
------------------------------------  -------------------------------------  -----------------------------------------  ------------

DREYFUS STOCK INDEX                   The fund seeks to match the            -  The Dreyfus Corporation
                                      total return of the Standard &         -  Index Fund Manager: Mellon
                                      Poor's(R) 500 Composite Stock             Investments Corporation (Mellon)
                                      Price Index.



                                                                                        INVESTMENT ADVISER
FIDELITY(R) VARIABLE INSURANCE                                                         (AND SUB-ADVISER(S),              VOLATILITY
PRODUCTS (VIP) -- SERVICE CLASS                    OBJECTIVE                              AS APPLICABLE)                 MANAGEMENT
-----------------------------------  -------------------------------------  -----------------------------------------   ------------

FIDELITY(R) VIP CONTRAFUND(R)        Seeks long-term capital                 -  Fidelity Management and
PORTFOLIO                            appreciation.                              Research Company (FMR)



FRANKLIN TEMPLETON VARIABLE                                                              INVESTMENT ADVISER
INSURANCE PRODUCTS TRUST -- CLASS 2                                                     (AND SUB-ADVISER(S),
PORTFOLIO NAME                                        OBJECTIVE                            AS APPLICABLE)
-------------------------------------  ------------------------------------  -----------------------------------------

FRANKLIN INCOME VIP                    Seeks to maximize income               -  Franklin Advisers, Inc.
                                       while maintaining prospects for
                                       capital appreciation.

FRANKLIN RISING DIVIDENDS VIP          Seeks long-term capital                -  Franklin Advisory Services, LLC
                                       appreciation, with preservation
                                       of capital as an important
                                       consideration.


FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST -- CLASS 2     VOLATILITY
PORTFOLIO NAME                          MANAGEMENT
-------------------------------------  -------------

FRANKLIN INCOME VIP



FRANKLIN RISING DIVIDENDS VIP






                                                                                         INVESTMENT ADVISER
JANUS ASPEN SERIES --                                                                   (AND SUB-ADVISER(S),             VOLATILITY
INSTITUTIONAL SHARES                                  OBJECTIVE                            AS APPLICABLE)                MANAGEMENT
-------------------------------------  ------------------------------------  -----------------------------------------  ------------

JANUS HENDERSON BALANCED               Seeks long-term capital growth,        -  Janus Capital Management LLC
PORTFOLIO                              consistent with preservation of
                                       capital and balanced by current
                                       income.

JANUS HENDERSON ENTERPRISE             Seeks long-term growth of              -  Janus Capital Management LLC
PORTFOLIO                              capital.

JANUS HENDERSON FORTY                  Seeks long-term growth of              -  Janus Capital Management LLC
PORTFOLIO                              capital.

JANUS HENDERSON GLOBAL                 Seeks long-term growth of              -  Janus Capital Management LLC
RESEARCH PORTFOLIO                     capital.


                                                                                       INVESTMENT ADVISER
OPPENHEIMER VARIABLE ACCOUNT                                                           (OR SUB-ADVISER(S),             VOLATILITY
FUNDS -- SERVICE CLASS                              OBJECTIVE                            AS APPLICABLE)                MANAGEMENT
------------------------------------  ------------------------------------  ---------------------------------------  -------------

OPPENHEIMER GLOBAL FUND/VA            The fund seeks capital                -  OFI Global Asset Management,
                                      appreciation.                            Inc. (Investment Manager)


                                                                                        INVESTMENT ADVISER
PIMCO VARIABLE INSURANCE TRUST --                                                      (AND SUB-ADVISER(S),              VOLATILITY
ADMINISTRATIVE CLASS                                 OBJECTIVE                            AS APPLICABLE)                 MANAGEMENT
------------------------------------  -------------------------------------  ----------------------------------------  -------------

PIMCO GLOBAL BOND                     Seeks maximum total return,            -  Pacific Investment Management
OPPORTUNITIES (UNHEDGED)              consistent with preservation of           Company LLC
                                      capital and prudent investment
                                      management.


                                                                                      INVESTMENT ADVISER
                                                                                     (AND SUB-ADVISER(S),             VOLATILITY
PROFUNDS VP -- PORTFOLIO NAME                       OBJECTIVE                           AS APPLICABLE)                MANAGEMENT
------------------------------------  -----------------------------------  ----------------------------------------  -------------

PROFUND VP BEAR                       Seeks daily investment results,      -  ProFund Advisors LLC
                                      before fees and expenses, that
                                      correspond to the inverse (-1x)
                                      of the daily performance of the
                                      S&P 500(R).

PROFUND VP RISING RATES               Seeks daily investment results,      -  ProFund Advisors LLC
OPPORTUNITY                           before fees and expenses, that
                                      correspond to one and one-
                                      quarter times the inverse
                                      (-1.25x) of the daily price
                                      movement of the most recently
                                      issued 30-year U.S. Treasury
                                      Bond.

PROFUND VP ULTRABULL                  Seeks daily investment results,      -  ProFund Advisors LLC
                                      before fees and expenses that
                                      correspond to two times (2x)
                                      the daily performance of the
                                      S&P 500(R).



(1)  The "EQ Allocation" Portfolios.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. SHARE CLASSES, WHERE APPLICABLE, ARE DEFINED IN THE CORRESPONDING PORTFOLIO PROSPECTUS. THE PROSPECTUSES FOR THE PORTFOLIOS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF PORTFOLIO PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-487-6669.

Owners should periodically review their allocation of Purchase Payments and Fund Value among the subaccounts and the Guaranteed Interest Account with Market Value Adjustment in light of their current objectives, the current market conditions, and the risks of investing in each of the Portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Portfolios can be found in the prospectus for each of the Portfolios.


PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A will buy and redeem shares from the Portfolios at net asset value. Shares will be redeemed when needed for the Company to:

-   collect charges under the Contracts;

-   pay Cash Value on full surrenders of the Contract;

-   fund partial surrenders;

-   provide benefits under the Contracts; and

- transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment as requested by Owners.

Any dividend or capital gain distribution received from a Portfolio will be:

-   reinvested immediately at net asset value in shares of that Portfolio;
    and

-   kept as assets of the corresponding subaccount.


--------------------------------------------------------------------------------
CASH VALUE -- THE CONTRACT'S FUND VALUE, LESS (1) ANY APPLICABLE SURRENDER CHARGE, (2) ANY OUTSTANDING DEBT, AND (3) ANY APPLICABLE MARKET VALUE ADJUSTMENT.
--------------------------------------------------------------------------------

Shares of the Portfolios are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other Portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other Portfolios. There can be no assurance, and no representation is made that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.


4. DETAILED INFORMATION ABOUT THE CONTRACT

The Fund Value in MONY America Variable Account A and in the Guaranteed Interest Account with Market Value Adjustment provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY America Variable Account A. There may be differences in your Contract, such as differences in fees, charges and benefits because of the state where we issued your Contract. We will include any such differences in your Contract.


PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

ISSUANCE OF THE CONTRACT

Disclosure regarding contract issuance and minimum initial Purchase Payments is for informational purposes only. This Contract is no longer available to new purchasers.

The Contract is between you and the Company. The Contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your Contract. In the absence of a specific written arrangement to the contrary, you as the owner of the Contract, have the sole authority to make investment allocations and other decisions under the Contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your Contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

Individuals who want to buy a Contract must:

     (1)  Complete an application;

     (2)  Deliver the application to;

          (a) a licensed agent of the Company who is also a registered representative of the Distributors who act as the principal underwriters for the Contracts, or

          (b) a licensed agent who is also a registered representative of a broker dealer which had been authorized by the Distributors to sell the Contract; and

     (3)  Pay the minimum initial Purchase Payment.

If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional Purchase Payments you make on the Business Day we receive them at our Operations Center. (See "Receipt of Communications and Transaction Requests.") Please note that if you submit your Purchase Payment to your agent, we will not begin processing the Purchase Payment until we have received it from your agent's selling firm.


The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the Qualified Plan. Accordingly, if you are purchasing this Contract in a Qualified Plan, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

The minimum initial Purchase Payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial Purchase Payment for each situation.

USE OF CONTRACT OR METHOD OF MAKING PURCHASE PAYMENT                                 MINIMUM INITIAL PURCHASE PAYMENT
------------------------------------------------------------------------  ------------------------------------------------------
Individual retirement accounts and annuities under Section 408 of         $2,000
the Code (other than Simplified Employee Pensions), including
Roth IRAs under Section 408A of the Code

Non-Qualified Contracts                                                   $2,000

H.R. 10 plans (self-employedindividuals' retirement plans under           $600
Section 401 of the Code), certain corporate or association
retirement plans, and Simplified Employee Pensions under
Section 408 of the Code

Annuity purchase plans sponsored by certain tax-exempt                    $600
organizations, governmental entities and deferred compensation plans under Section 457 of the Code

Payroll deduction and automatic checking account withdrawal               Annualized rate of $600 (i.e., $600 per year, $300
plans                                                                     semiannually, $150 quarterly or $ 50 per month)

Government Allotment Plans                                                $50 per month


--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- PAYROLL DEDUCTION PLANS USED FOR FINANCIAL PRODUCTS BY GOVERNMENT EMPLOYEES.
--------------------------------------------------------------------------------

Additional Purchase Payments may be made at any time before the Annuity Starting Date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50. The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments for such plans. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if that Payment, would cause cumulative Purchase Payments, less any partial surrenders and their surrender charges and market value adjustment, to exceed $1,500,000.

The Company reserves the right to reject an application for any reason permitted by law.

Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.50% per year if:

     (1)  the Contract is issued by the Company, and

     (2)  the Contract is delivered to the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner.

These amounts will be held in the General Account pending end of the right to return contract period. (See below.)


--------------------------------------------------------------------------------
EFFECTIVE DATE -- THE DATE THE CONTRACT BEGINS AS SHOWN IN THE CONTRACT.
--------------------------------------------------------------------------------

TAX-FREE "SECTION 1035" EXCHANGES

This information is no longer applicable to the purchase of these Contracts as these Contracts are no longer available to new purchasers.

The Owner can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).

RIGHT TO RETURN CONTRACT PROVISION

This information is no longer applicable, as these contracts are no longer available to new purchasers.

The Owner may return the Contract during the right to return contract period (usually within 10 days of the delivery date). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded is equal to the Purchase Payments received by the Company less any partial surrender you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account based on your allocation instructions.

For contracts issued in the State of Washington, an additional 10% penalty will be added to any Purchase Payment refund due that is not paid within 30 days of return of the Contract to the Company. For contracts issued in the State of Oklahoma, if payment is delayed more than 30 days, the Company will pay interest on the proceeds at a rate required by Oklahoma law.

ALLOCATION OF PURCHASE PAYMENTS AND FUND VALUE

ALLOCATION OF PAYMENTS. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY America Variable Account A or to the Guaranteed Interest Account with Market Value Adjustment. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the right to return contract period. The Net Purchase Payments will earn interest at a rate not less than 3.50% per year beginning on the later of:

     (1)  the Effective Date of the Contract, or

     (2)  the date the Payment is received at the Company's Operations
          Center.

Net Purchase Payments will continue to earn 3.50% annual interest until the right to return contract period expires. (See "Right to return contract provision" above.) After the right to return contract period has expired, the Contract's Fund Value will automatically be transferred to MONY America Variable Account A subaccount(s) or to the Guaranteed Interest Account with Market Value Adjustment according to the Owner's allocation instructions.

After the right to return contract period ends, under a non-automatic payment plan, if the Owner does not:

     (1)  specify the amount to be allocated among subaccounts, or

     (2)  specify the percentage to be allocated among subaccounts, or

     (3)  the amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The percentage specified must not be less than 10% of the Net Purchase Payment. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.

The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone or fax subject to the rules of the Company and its right to terminate or modify telephone or fax allocation. The Company reserves the right to deny any telephone or fax allocation request. (See "Telephone/fax transactions.") Any such change, whether made in writing or by telephone or fax, will be effective within 7 days of the date we receive notice of the change.

Net Purchase Payments may be allocated in whole percentages to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 10% of a Net Purchase Payment. Allocation percentages must total 100%. Contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania must maintain a minimum Fund Value balance of $2,500 in the Guaranteed Interest Account with Market Value Adjustment when an allocation to said account is chosen.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

When allocated Purchase Payments are received they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the applicable unit value for that subaccount.

To determine the unit value of a subaccount on each Business Day, the Company takes the prior Business Day's unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:

      (1) the net asset value per share of each Portfolio held in the subaccount at the end of the current Business Day divided by

      (2) the net asset value per share of each Portfolio held in the subaccount at the end of the prior Business day, minus

      (3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.

Once you complete your application, we must apply the initial Purchase Payment to your Contract within two Business Days. For additional Purchase Payments, we will apply the Purchase Payment to your Contract based on the unit value(s) calculated on the Business Day on which the Purchase Payment is received. (See "Receipt of Communications and Transaction Requests.")

The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the Portfolio in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of Purchase Payments and Fund Value in light of market conditions and overall financial planning requirements.

CALCULATION OF GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT FUND
VALUE

Net Purchase Payments to be allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited to the Accumulation Period chosen by the Owner on:

      (1)  the date received at the Operations Center, or

      (2) if the day Net Purchase Payments are received is not a Business Day, then on the next Business Day.

Interest will be credited daily.

CALCULATION OF FUND VALUE

The Contract's Fund Value will reflect:

      - The investment performance of the selected subaccount(s) of MONY America Variable Account A;

      - Amounts credited (including interest) to the Guaranteed Interest Account with Market Value Adjustment;

      - Any amount in the loan account;

      - Any Net Purchase Payments;

      - Any transfer charges;

      - Any partial surrenders; and

      - All contract charges (including surrender charges and market value adjustments) imposed.

There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account with Market Value Adjustment. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.

The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract.")

After amounts allocated to the subaccounts are transferred from the General Account to MONY America Variable Account A, on each Business Day, the Contract's Fund Value will be computed as follows:

      (1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on that Business Day. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract. The computation of the Contract's Fund Value in the subaccount is done before any other Contract transactions on that Business Day.

     (2) Add any amount credited to the Guaranteed Interest Account with Market Value Adjustment before that Business Day. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment and:

          - The addition of any interest credited.

          - Addition or subtraction of any amounts transferred.

          - Subtraction of any partial surrenders.

          - Subtraction of any contract charges, surrender charges, transfer charges, and any Market Value Adjustments

     (3) Add the value held in the loan account to secure contract loans and interest credited on that day on that amount;

     (4)  Add any Net Purchase Payment received on that Business Day;

     (5) Subtract any partial surrender amount (reflecting any surrender charge and market value adjustment) made on that Business Day;

     (6) Subtract any annual contract charge and/or transfer charge deductible on that Business Day.

Regarding (1) above, for each subaccount we multiply the number of units credited to that subaccount by its unit value on that Business Day. The multiplication is done BEFORE the purchase or redemption of any units on that Business Day.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.

TRANSFERS. You may transfer the value of the Contract among the subaccounts after the right to return contract period has expired by sending a written request to in Good Order the Company's Operations Center. Transfers may be made by telephone or fax if you have proper authorization. (See "Telephone/fax transactions.") Transfers from a subaccount will be executed at the unit values next calculated by the Company on the Valuation Date on which the transfer request is received. (See "Receipt of Communications and Transaction Requests.") Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts, except for those set forth in the "Disruptive transfer activity" section below.

Transfers among, to and from subaccounts may be postponed for any period during which:

     (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

     (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

     (3) an emergency exists as a result of which disposal of securities held by the Portfolio is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Portfolio .

A transfer charge is not currently imposed on transfers. (See "Charges against Fund Value -- Transfer charge.") However, the Company reserves the right to impose a charge which will not exceed $25 per transfer (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). If imposed the charge will be deducted from the first subaccount(s) or the Guaranteed Interest Account with Market Value Adjustment Accumulation Period you designate funds to be transferred from. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the right to return contract period and transfers made at the end of an Accumulation Period of amounts allocated to the Guaranteed Interest Account with Market Value Adjustment (see below) will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.


--------------------------------------------------------------------------------
EFFECTIVE DATE -- THE DATE SHOWN AS THE EFFECTIVE DATE OF THE CONTRACT.
--------------------------------------------------------------------------------

TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT. Transfers may be made from the Guaranteed Interest Account with Market Value Adjustment at any time, but, if they are made before the end of the 3, 5, 7, or 10 year Accumulation Period there will be a market value adjustment for Contracts issued in most states. If the transfer request is received within 30 days before the end of the Accumulation Period, no market value adjustment will apply.

Contracts issued in Maryland, New Jersey, Oklahoma, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania, to the extent the Owner allocates investments to the Guaranteed Interest Account, must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.

Please see "Payment and allocation of Purchase Payments" earlier in this section for more information about your role in managing your allocations.

PORTFOLIO REBALANCING

Our portfolio rebalancing program may help prevent an investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your Contract. The program does not guarantee an investment gain or protect against an investment loss. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Requesting a transfer while enrolled in our rebalancing program will automatically terminate your participation in the program. This means that your account will no longer be rebalanced on a periodic basis. You must provide us with written instructions if you wish your account to be rebalanced in the future. We reserve the right to restrict the availability of rebalancing programs at any time.


TELEPHONE/FAX TRANSACTIONS

Prior allocation instructions may be changed or transfers requested by telephone or fax subject to the Company's guidelines (which we believe to be reasonable) and the Company's right to modify or terminate the telephone/fax privilege. The Company reserves the right to deny any telephone or fax request.

If all telephone lines are busy (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone or fax allocation changes or transfers by telephone or fax. In such cases, an Owner would submit a written request.

We have adopted guidelines relating to changes of allocations and transfers by telephone or fax which, among other things, outlines procedures designed to prevent unauthorized instructions. If the Owner does not follow these procedures:

     (1) the Company shall not be liable for any loss as a result of following fraudulent telephone or fax instructions; and

     (2) the Owner will, therefore, bear the entire risk of loss due to fraudulent telephone or fax instructions.

A copy of the guidelines and our form for electing telephone/fax transfer privileges is available from your financial professional or by calling us at 1-800-487-6669, Monday through Thursday, 8 a.m. to 7 p.m., Eastern Time, and Friday, 8 a.m. to 5 p.m., Eastern Time. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted.

SPECIAL NOTE ON RELIABILITY. Please note that our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing to our Operations Center.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the Contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The Contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio investments may impede efficient Portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the Portfolio manager to effect more frequent purchases and sales of Portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that Portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

We offer subaccounts with underlying Portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust, as well as subaccounts with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with AXA Premier VIP Trust and EQ Advisors Trust, the "Trusts"). The Trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the Trust obtains from us contract owner trading activity. The affiliated Trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity.

When a Contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the Owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the Owner is identified a second time as engaged in potentially disruptive transfer activity under the Contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected Contract. We or a Trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all Owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our Owners, we will work with the unaffiliated trust to review Owner trading activity. Each Trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the Portfolios for more information.

It is possible that a Trust may impose a redemption fee designed to discourage frequent or disruptive trading by Owners. As of the date of this prospectus, the Trusts had not implemented such a fee. If a redemption fee is implemented by a Trust, that fee, like any other trust fee, will be borne by the Owner.

Owners should note that it is not always possible for us and the Trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, Owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the Trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some Owners may be treated differently than others, resulting in the risk that some Owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


TERMINATION OF THE CONTRACT

The Contract will remain in effect until the earlier of:

     (1)  the date the Contract is surrendered in full,

     (2)  the Annuity Starting Date,

     (3) the Contract Anniversary on which, after deduction for any annual contract charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account with Market Value Adjustment remains in the Contract, or

     (4)  the date the death benefit is payable under the Contract.

Your Contract must be annuitized or surrendered for a lump sum by no later than the Contract Anniversary following the Annuitant's 95th birthday. No death benefit will be payable except, if annuitized, as provided under the settlement option elected.


--------------------------------------------------------------------------------
CONTRACT ANNIVERSARY -- EACH ONE-YEAR ANNIVERSARY OF THE CONTRACT'S EFFECTIVE DATE.
--------------------------------------------------------------------------------


5. SURRENDERS

The Owner may elect to make a surrender of all or part of the Contract's Fund Value provided it is:

     -  on or before the Annuity Starting Date, and

     -  during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received in Good Order by the Company at its Operations Center.

The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less:

     (1)  any applicable surrender charge,

     (2)  any applicable market value adjustment, and

     (3)  any outstanding debt.

The surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any surrender charge or any applicable market value adjustment will be in addition to the amount requested by the Owner.

A surrender will result in the cancellation of units of the particular subaccounts and the withdrawal of amounts credited to the Guaranteed Interest Account with Market Value Adjustment Accumulation Periods as chosen by the Owner. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any surrender charge and any applicable market value adjustment. For a partial surrender, the Company will cancel units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account with Market Value Adjustment Accumulation Period under the allocation specified by the Owner. The unit values will be calculated as of the Business Day the surrender request is received. (See "Receipt of Communications and Transaction Requests.") Allocations may be by either dollar amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 10% of the partial surrender must be allocated to any subaccount or an Accumulation Period in the Guaranteed Interest Account with Market Value Adjustment designated by the Owner. The request will not be accepted if:

     - there is insufficient Fund Value in the Guaranteed Interest Account with Market Value Adjustment or a subaccount to provide for the requested allocation against it, or

     -  the request is not in Good Order.

Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. Contracts issued in the States of Maryland, New Jersey, Oklahoma, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania, to the extent the Owner allocates investments to the Guaranteed Interest Account, must maintain a minimum Fund Value in the Guaranteed Interest Account with Market Value Adjustment of $2,500.

The amount of any surrender or transfer payable from MONY America Variable Account A will be paid in accordance with the requirements of state insurance departments and the 1940 Act. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which:

     (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

     (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

     (3) an emergency exists as a result of which disposal of securities held by the Portfolio is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Portfolio.

Any surrender involving payment from amounts credited to the Guaranteed Interest Account with Market Value Adjustment may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender is received by the Company. Surrenders involving payment from the Guaranteed Interest Account with Market Value Adjustment may in certain circumstances and in certain states also be subject to a market value adjustment, in addition to a surrender charge. The Owner may elect to have the amount of a surrender settled under one of the settlement options of the Contract. (See "Annuity provisions".)

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a surrender should be carefully considered. (See "Federal tax status".)

Please note: if mandated under applicable law, we may be required to reject a Purchase Payment. In addition, we may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans, or death benefits until instructions are secured from the appropriate regulator. We may be required to provide additional information about your account to government regulators.


6. LOANS

Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision (except in the case of contracts issued in Vermont) under which a loan can be taken using the Contract as collateral for the loan. All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

     -  The term of the loan generally must be 5 years or less.

     - Repayments are required at least quarterly and must be substantially level.

     - The loan amount is limited to certain dollar amounts as specified by the IRS.

The Owner (Plan Trustee) must certify that these conditions are satisfied. Loans could have tax consequences. (See "Federal tax status.")

In any event, the maximum outstanding loan on a Contract is 50% of the Fund Value in the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment. Loans are not permitted before the end of the right to return contract period. In requesting a loan, the Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account with Market Value Adjustment are not taken until Fund Value in the subaccounts is exhausted. If Fund Value must be taken from the Guaranteed Interest Account with Market Value Adjustment in order to provide the Owner with the amount of the loan requested, the Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Owner fails to specify subaccounts and Accumulation Periods, the request for a loan will be returned to the Owner.

Values are transferred to a loan account that earns interest at an annual rate of 3.50%. The annual loan interest rate charged on outstanding loan amounts will be 6%. If interest is not repaid each year, it will be added to the principal of the loan.

Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.


--------------------------------------------------------------------------------
LOAN -- AVAILABLE UNDER A CONTRACT ISSUED UNDER SECTION 401(k) OF THE CODE; SUBJECT TO AVAILABILITY. TO BE CONSIDERED A LOAN: (1) THE TERM MUST BE NO MORE THAN FIVE YEARS, (2) REPAYMENTS MUST BE AT LEAST QUARTERLY AND SUBSTANTIALLY LEVEL, AND (3) THE AMOUNT IS LIMITED TO DOLLAR AMOUNTS SPECIFIED BY THE CODE, NOT TO EXCEED 50% OF THE FUND VALUE.

LOAN ACCOUNT -- A PART OF THE GENERAL ACCOUNT WHERE FUND VALUE IS HELD AS COLLATERAL FOR A LOAN. AN OWNER MAY TRANSFER FUND VALUE IN THE SUBACCOUNTS, AND/OR GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT TO THE LOAN ACCOUNT.
--------------------------------------------------------------------------------

7. DEATH BENEFIT


DEATH BENEFIT PROVIDED BY THE CONTRACT

The Company will pay a death benefit to the Beneficiary if:

     (1)  the Annuitant dies, and

     (2)  the death occurs before the Annuity Starting Date.

The amount of the death benefit will be the greater of:

     (1) the Fund Value less any outstanding debt on the date of the Annuitant's death;

     (2) the Purchase Payments paid, less any partial surrenders and their surrender charges and MVA and less any outstanding debt; or

     (3)  an enhanced death benefit.

If there are funds allocated to the Guaranteed Interest Account with Market Value Adjustment at the time of death, any applicable market value adjustment will be waived. The death benefit will automatically terminate upon the Annuity Starting Date, which can never be later than the Annuitant's 95th birthday. If the death of the Annuitant occurs on or after the Annuity Starting Date, no death benefit will be payable except as may be provided under the settlement option elected.

In general, on the death of any Owner amounts must be distributed from the Contract as required by Section 72(s) of the Code. (See "Provisions required by Section 72(s) of the Code" later in this prospectus.) In cases where an Owner who is not the Annuitant dies, we will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)

ENHANCED DEATH BENEFIT OPTIONS

Your Contract provided a choice of two enhanced death benefit options when it is issued. If the Annuitant is age 0-75, the Owner may choose either (i) enhanced death benefit -- 5 Year, or (ii) enhanced death benefit -- 1 Year described below. If the Annuitant does not choose an option when the Contract is issued, the Annuitant will automatically receive the enhanced death benefit -- 5 Year. If your Contract was issued on or before August 16, 2000, you may have elected the enhanced death benefit -- 1 Year during the period from August 16, 2000 to September 22, 2000. Owners with these Contracts not making the election will retain the enhanced death benefit -- 5 Year.

ENHANCED DEATH BENEFIT -- 5 YEAR

On the 5th Contract Anniversary and each subsequent 5th Contract Anniversary prior to the Annuitant's 71st birthday, the enhanced death benefit may be increased. If the Annuitant is age 65 or over on the date of issue, the enhanced death benefit will be recalculated once on the 5th Contract Anniversary. Thereafter the enhanced death benefit remains at its last value.

ENHANCED DEATH BENEFIT -- 1 YEAR

On the first Contract Anniversary and each subsequent Contract Anniversary prior to the Annuitant's 80th birthday, the enhanced death benefit may be increased. After the Annuitant reaches age 80, this enhanced death benefit provision expires. This option may not be currently available in all states.

AMOUNT OF THE ENHANCED DEATH BENEFIT PAYABLE ON DEATH UNDER ENHANCED DEATH BENEFIT OPTIONS

The recalculated enhanced death benefit is equal to the greater of:

     (1) the Fund Value on the date the enhanced death benefit is to be recalculated; and

     (2) the current enhanced death benefit proportionately reduced by any partial surrenders including surrender charges and any applicable market value adjustments assessed since the last recalculation of the enhanced death benefit.

The enhanced death benefit payable under both enhanced death benefit options is the enhanced death benefit on the date of death of the Annuitant, reduced proportionately for each partial surrender (including surrender charges and market value adjustments, if applicable) since the last recalculation date and less any outstanding debt.

In no event will the enhanced death benefit payable on death exceed 200% of:

     - the total Purchase Payments reduced proportionately for each partial surrender (including surrender charges and applicable market value adjustments,), and LESS

     -  any outstanding debt.

The proportionate reduction for each partial surrender will be equal to:

     (1) the amount of that partial surrender (including any surrender charges and applicable market value adjustment assessed), DIVIDED BY

     (2)  the Fund Value immediately before that partial surrender, MULTIPLIED
          BY,

     (3)  the enhanced death benefit immediately before the surrender.

Once the last value is set for the enhanced death benefit, it will not be recalculated until the Annuitant's date of death. The last value is set for the 5 Year option prior to the Annuitant's 71st birthday or on the first 5th anniversary if the Contract is purchased on or after the Annuitant's age 65. The last value is set for the 1 Year option on the Contract Anniversary prior to the Annuitant's age 80. After the Annuitant reaches age 80, this enhanced death benefit provision expires.

All other basic death benefits as described in this prospectus continue to apply. The largest death benefit under any of these provisions will be paid.

The cost of an enhanced death benefit option is reflected in the mortality and expense risk charge.


ELECTION AND EFFECTIVE DATE OF ELECTION

The Owner may elect to have the death benefit of the Contract applied under one of four settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

     (1)  during the lifetime of the Annuitant, and

     (2)  before the Annuity Starting Date.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect:

     (1)  to receive the death benefit in the form of a lump sum payment; or

     (2) to have the death benefit applied under one of the settlement options.

(See "Settlement options.") If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a lump sum payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.


PAYMENT OF DEATH BENEFIT

If the death benefit is to be paid in one sum to the Beneficiary, payment will be made within seven (7) days of the date:

     (1)  the election becomes effective, or

     (2)  the election is considered to become effective, and

     (3)  due proof of death of the Annuitant is received.

The Company may be permitted to postpone such payment from amounts payable from MONY America Variable Account A under the 1940 Act. If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Unless another election is made, the death benefit proceeds will be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.


8. CHARGES AND DEDUCTIONS

The following table summarizes the charges and deductions under the Contract (See "Summary of the Contract -- Fee tables" for more detailed information):

                                             DEDUCTIONS FROM PURCHASE PAYMENTS
-----------------------------------------------------------------------------------------------------------------
TAX CHARGE                                                             RANGE FOR STATE AND LOCAL -- 0%-3.50%(1).
                                                                       FEDERAL -- Currently 0%(1)

                                     DAILY DEDUCTIONS FROM MONY AMERICA VARIABLE ACCOUNT A
--------------------------------------------------------------------------------------------------------------
MORTALITY & EXPENSE RISK CHARGE                                          Maximum daily rate -- 0.003699%
Annual rate deducted daily from average daily net assets                 Maximum annual rate -- 1.35%

                                                  DEDUCTIONS FROM FUND VALUE
-------------------------------------------------------------------------------------------------------------------------
ANNUAL CONTRACT CHARGE                                                   Maximum of $50 ($30 in some states) on 30
                                                                         days written notice
                                                                         Current charge is $0

-------------------------------------------------------------------------------------------------------------------------
TRANSACTION AND OTHER CHARGES                                            Maximum of $25
Transfer charge                                                          Current charge is $0

-------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                                                         Grades from 7% to 0% of Fund Value
                                                                         surrendered based on a schedule.(2)

-------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD                                                     2.50%

-------------------------------------------------------------------------------------------------------------------------

(1) Company currently assumes responsibility; current charge to Owner 0%. The Company reserves the right to charge in the future.

(2) See grading schedule and "Charges and deductions -- Charges against Fund Value" for details of how it is computed.


The following provides additional details of the charges and deductions under the Contract.

The amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.


DEDUCTIONS FROM PURCHASE PAYMENTS

Deductions may be made from Purchase Payments for a charge for state and local premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future Purchase Payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give 30 days notice to each affected Owner.


CHARGES AGAINST FUND VALUE

DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A

MORTALITY AND EXPENSE RISK CHARGE. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. This daily charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.35% from the value of the net assets of MONY America Variable Account
A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35% from the value of the net assets of MONY America Variable Account
A. The charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. The mortality and expense risk charges will not be deducted from the Guaranteed Interest Account with Market Value Adjustment. Where the previous day (or days) was not a Business Day, the deduction on the next Business Day will be 0.003699% (guaranteed not to exceed 0.003699%) multiplied by the number of days since the last Business Day.

The Company believes that this level of charge is within the range of industry practice for comparable individual flexible payment variable annuity contracts.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.

A portion of this charge is used to cover our expenses in connection with the enhanced death benefits.

If the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.


DEDUCTIONS FROM FUND VALUE

ANNUAL CONTRACT CHARGE. The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from AXA Equitable and such other sources as may be available.

Currently, there is no annual contract charge. The Company may in the future impose an annual contract charge. The charge will never, however, exceed $50. The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the Contract Anniversary, starting on the first Contract Anniversary.

If imposed, the annual contract charge is deducted from the Fund Value on each Contract Anniversary before the Annuity Starting Date.

The amount of the charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the annual contract charge.

TRANSFER CHARGE. Fund Value may be transferred among the subaccounts or to or from the Guaranteed Interest Account with Market Value Adjustment and one or more of the subaccounts (including transfers made by telephone, if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer instructed by the Owner in a Contract Year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25 (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) or from the Guaranteed Interest Account with Market Value Adjustment from which the first transfer is made.

SURRENDER CHARGE. A contingent deferred sales charge (called a "surrender charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the Contract.

The surrender charge will never exceed 7% of total Fund Value. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY America Variable Account A to cover mortality and expense risks borne by the Company. (See "Charges against Fund Value -- Mortality and expense risk charge.")

We impose a surrender charge when a full or partial surrender is made during the first eight (8) Contract Years, except as provided below.

A surrender charge will not be imposed:

     (1)  Against Fund Value surrendered after the eighth Contract Year.

     (2) To the extent necessary to permit the Owner to obtain an amount equal to the free partial surrender amount (See "Free partial surrender amount").

     (3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options"). The elimination of a surrender charge in this situation does not apply to contracts issued in the State of Texas.

In no event will the aggregate surrender charge exceed 7% of the Fund Value. Further, in no event will the surrender charges imposed, when added to any surrender charges previously paid on the Contract, exceed 9% of aggregate Purchase Payments made to date for the Contract.

The Owner may specify whether he/she wants the surrender charge to be deducted from the amount requested for surrender or the Fund Value remaining. If not specified or if the Fund Value remaining is not sufficient, then the surrender charge will be deducted from the amount requested for surrender. If it is specified that the surrender charge will come from the remaining Fund Value and it is sufficient, then the Company will determine the appropriate amount to be surrendered in order to pay the surrender charge. Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

If any surrender from the Guaranteed Interest Account with Market Value Adjustment occurs prior to the Maturity Date for any particular Accumulation Period elected by the Owner, the amount surrendered will be subject to a Market Value Adjustment in addition to surrender charges.

No surrender charge will be deducted from death benefits except as described in "Death benefit."

If The MONYMaster variable annuity contract issued by MONY Life Insurance Company of America has been exchanged for this Contract, a separate effective date was assigned to this Contract by endorsement for purposes of determining the amount of any surrender charge. The surrender charge effective date of this Contract with the endorsement is the effective date of The MONYMaster variable annuity contract. Your agent can provide further details.

A separate surrender charge effective date does not apply in states where the endorsement has not been approved. We reserve the right to disallow exchanges for this Contract at any time.

AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is equal to a varying percentage of Fund Value during the first 8 Contract Years. The percentage is determined by multiplying the surrender charge percentage for the Contract Year by the amount of Fund Value requested as follows:


                                                 SURRENDER CHARGE PERCENTAGE TABLE
                                          ----------------------------------------------


                                                                    SURRENDER CHARGE
                                                                   (AS A PERCENTAGE OF
                                           CONTRACT YEAR         FUND VALUE SURRENDERED)
                                          --------------         -----------------------
                                                 1                         7%

                                                 2                         7

                                                 3                         6

                                                 4                         6

                                                 5                         5

                                                 6                         4

                                                 7                         3

                                                 8                         2

                                            9 (or more)                    0

The amount of the surrender charge is in addition to any applicable market value adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.)

FREE PARTIAL SURRENDER AMOUNT. The surrender charge may be reduced by using the free partial surrender amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

     (1) For Qualified Contracts, (other than contracts issued for IRA and SEP-IRA), an amount each Contract Year up to the greater of:

          (a) $10,000 (but not more than the Contract's Fund Value), or

          (b) 10% of the Contract's Fund Value at the beginning of the Contract Year (except, if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested).

     (2) For Non-Qualified Contracts (and contracts issued for IRA and SEP-IRA), an amount up to 10% of the Fund Value at the beginning of the Contract Year (except, if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested) may be received in each Contract Year without a surrender charge.

Free partial surrenders may only be made to the extent Cash Value in the subaccounts and/or Guaranteed Interest Account with Market Value Adjustment is available. For example, the Fund Value in MONY America Variable Account A could decrease (due to unfavorable investment experience) after part of the 10% was withdrawn. In that case it is possible that there may not be enough Cash Value to provide the remaining part of the 10% free partial surrender amount.

Contract Fund Value here means the Fund Value in the subaccounts and the Guaranteed Interest Account with Market Value Adjustment. It does not include amounts allocated to the loan account. This reduction of surrender charge does not affect any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.)

TAXES

Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal tax status".)

PORTFOLIO FEES AND CHARGES

Each portfolio in which the MONY America Variable Account A invests incurs certain fees and charges. To pay for these fees and charges, the portfolio makes deductions from its assets. Certain Portfolios available under the Contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. The portfolio expenses are described more fully in each Portfolio prospectus.

SALES OF THE CONTRACTS

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and the cost of Contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)


9. ANNUITY PROVISIONS


ANNUITY PAYMENTS

Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. No death benefit will be payable after the Annuity Starting Date, except as provided under the settlement option elected. The date chosen for the start of annuity payments may be:

     (1)  no earlier than the 10th Contract Anniversary, and

     (2) no later than the Contract Anniversary after the Annuitant's 95th birthday.

The Annuity Starting Date may be:

     (1) Advanced to a date that is not earlier than the 10th Contract Anniversary.

     (2) Deferred from time to time by the Owner by written notice to the Company.

The Annuity Starting Date will be advanced or deferred if:

     (1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments, and

     (2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 95th birthday.

A particular retirement plan may contain other restrictions.

When annuity payments begin, unless Settlement Option 3 or 3A is elected, the Contract's Cash Value, less any tax charge which may be imposed, will be applied to provide an annuity or any other option previously chosen by the Owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value, less any state or local taxes imposed when annuity payments begin, will be applied to provide an annuity.

A supplementary contract will be issued when proceeds are applied to a settlement option. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after the Annuity Starting Date. No surrender will be permitted except as may be available under the settlement option elected.

For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.


ELECTION AND CHANGE OF SETTLEMENT OPTION

During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect:

     -  one or more of the settlement options described below, or

     -  another settlement option as may be agreed to by the Company.

The Owner may also change any election if written notice of the change is received by the Company at its Operation Center prior to the start of annuity payments. For contracts issued in the State of Texas, if no election is in effect on the Annuity Starting Date, Settlement Option 3 with a period certain of 10 years will be considered to have been elected.

Settlement options may also be elected by the Owner or the Beneficiary as provided in the "Death benefit" and "Surrenders" sections of this prospectus. (See "Death benefit" and "Surrenders").

Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.


SETTLEMENT OPTIONS

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of the MONY America Variable Account A. Unless you select Settlement Option 1, the settlement option may not be changed once payments begin.

SETTLEMENT OPTION 1 -- INTEREST INCOME: Interest on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. The Option will continue until the earlier of the date that the payee dies or the date you elect another settlement option. Under certain Contracts, this option is not available if the Annuitant is the payee.

SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.


FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

     - Quarterly:

     - Semiannually: or

     - Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.


ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

For contracts issued in the State of Washington, any underpayment by the Company will be paid in a single sum after the correction of the misstatement.

The Contract may be required to be returned upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of ARIZONA GOVERNING COMMITTEE V. NORRIS, and Title VII of the Civil Rights Act of 1964, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.

10. OTHER PROVISIONS


OWNERSHIP

The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person so designated in the application, unless:

     (1)  a change in Owner is requested, or

     (2)  a Successor Owner becomes the Owner.

The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be:

     (1)  made in writing, and

     (2)  received at the Company in Good Order.

The change will become effective as of the date the written request is signed by the Owner. A new choice of Owner or Successor Owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax adviser prior to changing Owners.


--------------------------------------------------------------------------------
SUCCESSOR OWNER -- THE LIVING PERSON WHO, AT THE DEATH OF THE OWNER, BECOMES
THE NEW OWNER.
--------------------------------------------------------------------------------


PROVISION REQUIRED BY SECTION 72(s) OF THE CODE

The entire interest under a Non-Qualified Contract must be distributed within five years of any Owner's death if any Owner dies before the Annuity Starting Date. Satisfactory proof of death must be provided to the Company.

If the deceased Owner's spouse is the Successor Owner as of the date of the Owner's death, then the surviving spouse will be treated as the new Owner of the Contract and may continue the Contract. Spousal status is determined under federal law for this purpose (described below).

If the surviving spouse is not the Successor Owner:

     (1) the Contract will be surrendered as of the date of the Owner's death, and

     (2)  the proceeds will be paid to the Beneficiary.

If the Beneficiary is the Successor Owner, the surrender proceeds may be paid over the life of the Successor Owner if:

     (1)  the Successor Owner chooses that option, and

     (2) payments begin no later than one year after the date of the Owner's death.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

If any Owner, Annuitant or payee dies on or after the Annuity Starting Date, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's, Annuitant's or payee's death.


PROVISION REQUIRED BY SECTION 401(a)(9) OF THE CODE

The entire interest of a Qualified Plan participant (the "Participant") in the Contract generally will begin to be distributed no later than the required beginning date. Distributions generally must begin not later than April 1 of the calendar year following the calendar year the Participant attains age 70 1/2. The interest is distributed:

     (1)  over the life of such Participant, or

     (2)  the lives of such Participant and designated Beneficiary.

If (i) required minimum distributions have begun, and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant's death.

The Contract generally will be surrendered as of the Participant's death if:

     (1)  the Participant dies before the start of such distributions, and

     (2)  there is no designated Beneficiary.



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
The surrender proceeds generally must be distributed within 5 years after the date of death. But, the surrender proceeds may be paid over the life of any designated Beneficiary at his/her option. In such case, distributions generally will begin not later than one year after the December 31 following the Participant's death. If the Qualified Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan. Although the lifetime required minimum distribution rules do not apply to Roth IRAs under Section 408A of the Code, the post-death distribution rules apply.

It is the Owner's responsibility to assure that distribution rules imposed by the Code and Treasury regulations will be met. The Owner may want to consult a tax advisor concerning the potential application of these complex rules before purchasing this annuity Contract or purchasing additional features under this annuity Contract or making additional Purchase Payments under this annuity Contract. (See "Federal tax status.")


CONTINUATION OF THE CONTRACT BY A SURVIVING SPOUSE

As described above, in certain cases a surviving spouse may elect, in the case of Non-Qualified Contracts and Contracts that are used in connection with IRAs under Section 408 of the Code, to continue the Contract and become the new Owner. A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

The designated beneficiary of an annuity contract who is recognized as a spouse of a deceased owner for federal tax purposes is treated more favorably than a designated beneficiary who is not recognized as a spouse for federal tax purposes. Specifically, a designated beneficiary who is recognized as a spouse of the deceased owner for federal tax purposes may continue the Contract and become the new Owner as described above. In contrast, a designated beneficiary who is not recognized as a spouse of the deceased owner for federal tax purposes must surrender the Contract within 5 years of the owner's death or take distributions from the Contract over the beneficiary's life or life expectancy beginning within one year of the owner's death.

The Internal Revenue Service has ruled that for federal tax purposes, the term "spouse" does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to nonspouse beneficiaries and will not be able to continue the Contract.

IF YOU HAVE QUESTIONS CONCERNING YOUR STATUS AS A SPOUSE FOR FEDERAL TAX PURPOSES AND HOW THAT STATUS MIGHT AFFECT YOUR RIGHTS UNDER THE CONTRACT, YOU SHOULD CONSULT YOUR LEGAL ADVISER.


SECONDARY ANNUITANT

Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made once before annuity payments begin, either:

     (1)  in the application for the Contract, or

     (2) after the Contract is issued, by written notice to the Company at its Operations Center.

The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

     (1)  any payment made by the Company, or

     (2) action taken by the Company before the receipt of the notice at the Company's Operations Center.

You cannot change the Secondary Annuitant, but you can delete the Secondary Annuitant.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

     (1) the death of the Annuitant must have occurred before the Annuity Starting Date;

     (2) the Secondary Annuitant is living on the date of the Annuitant's death;

     (3) if the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse (as defined by federal law); and

     (4) if the Annuity Starting Date is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the Annuity Starting Date will be automatically advanced to that Contract Anniversary.

EFFECT OF SECONDARY ANNUITANT'S BECOMING THE ANNUITANT. If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the successor Beneficiary on the date of death. If there was no successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.


ASSIGNMENT

The Owner may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, a Owner should consult a competent tax adviser before assigning the Contract.


CHANGE OF BENEFICIARY

So long as the Contract is in effect the Owner may change the Beneficiary or successor Beneficiary. A change is made by submitting a written request in Good Order to the Company at its Operations Center. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operations Center.


SUBSTITUTION OF SECURITIES

The Company may substitute other securities for shares of the Portfolios already purchased or to be purchased in the future by Contract Purchase Payments if:

     (1) the shares of any Portfolio are no longer available for investment by MONY America Variable Account A, or

     (2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the Portfolios is inappropriate based on the purposes of the Contract.

The substituted securities may have higher fees and charges than the Portfolio(s) they replaced, and not all substituted securities may be available to all classes of contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the Arizona Insurance Department. We also will obtain any other required approvals (See "Who is MONY Life Insurance Company of America -- MONY America Variable Account A" for more information about changes we may make to the subaccounts).


CHANGES TO CONTRACTS

The Company reserves the right, subject to compliance with laws that apply, to unilaterally change your Contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, Treasury regulations, published rulings of the Internal Revenue Service, ERISA, and Department of Labor regulations.

Any change in the Contract must be in writing and made by our authorized officer. We will provide notice of any Contract change.


CHANGE IN OPERATION OF MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required, or MONY America Variable Account A may be combined with any of the Company's other variable accounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.


11. VOTING RIGHTS

All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated Portfolios. The Company is the legal holder of these shares.

To the extent required by law, the Company will vote the shares of each of the Portfolios held in MONY America Variable Account A (whether or not attributable to contract owners).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro rata basis to reduce the number of votes eligible to be cast. One possible effect of this voting method is that a relatively small number of contract owners may determine the outcome of a vote.

Whenever a Portfolio calls a shareholder's meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the Portfolio. Since each Portfolio may engage in shared funding, other persons or entities besides the Company may vote Portfolio shares.


12. DISTRIBUTION OF THE CONTRACTS

The Contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
A. The offering of the Contracts is intended to be continuous.

AXA Advisors is an affiliate of the Company and AXA Equitable, and AXA Distributors is an affiliate of MONY America and an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for the Company's other life and annuity products.

The Contracts are sold by financial professionals of AXA Advisors and its affiliates. The Contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").

The Company pays compensation to both Distributors based on Contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its Contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your Contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the Contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the Contract, see "Summary of the Contract" and "Charges and deductions" earlier in this prospectus.

COMPENSATION PAID TO THE DISTRIBUTORS. The Company pays compensation to the Distributors based on Purchase Payments made on the Contracts sold through the Distributors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 6.50% of the total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the Fund Value of the Contracts ("asset-based compensation"). The Distributors, in turn, may pay a portion of the compensation received from the Company to the Distributors financial professional and/or the Selling broker-dealer making the sale. The compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers. The Distributors also pay a portion of the compensation it receives to its managerial personnel. When a Contract is sold by a Selling broker-dealer, the Selling


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
broker-dealer, not the Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the Contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company Contracts and Contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

The Company also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of the Company's distribution agreements with AXA Distributors.

DIFFERENTIAL COMPENSATION PAID BY AXA ADVISORS. In an effort to promote the sale of the Company's products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of the Company's Contract than it pays for the sale of a Contract or other financial product issued by a company other than the Company. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company's Contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company's Contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company's Contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend the Company's Contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the Contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to Contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into


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
agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain MONY America contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company Contracts over Contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2018) received additional payments. These additional payments ranged from $536.67 to $6,370,912.47. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company's contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.



1st Global Capital Corp


Allstate Financial Serv LLC


American Portfolios Fin Serv


Ameriprise Financial Services


BBVA Securities, Inc.


Cambridge Investment Research


Capital Investment Group


Centaurus Financial,  Inc


Cetera Financial Group


Citigroup Global Markets, Inc.


Citizens Investment Services


Commonwealth Financial Network


Community America Financial So


CUNA Brokerage Services


CUSO Financial Services


DPL Financial Partners


Equity Services Inc


Farmer's Financial Solution


Geneos Wealth Management


Gradient Securities, LLC


H. Beck, Inc.


H.D.Vest Investment Sec. Inc.


Huntleigh Securities Corp


Independent Financial Group, LLC


Infinex Investments Inc.


Investment Professionals,Inc


Janney Montgomery Scott LLC


Kestra Investment Services, LLC


Key Investment Sevices LLC


Ladenburg Thalmann Advisor Network, LLC


Lincoln Financial Advisors Cor


Lincoln Financial Securities Corp.


Lincoln Investment Planning


Lion Street Financial


LPL Network


Lucia Securities, LLC


MML Investors Services, LLC


Morgan Stanley Smith Barney


Mutual Of Omaha Inv Ser. Inc


Park Avenue Securities, LLC


PlanMember Securities Corp


PNC Investments


Primerica Financial Services, Inc.


Prospera Financial Services


Questar Capital Corporation


Raymond James


RBC Capital Markets Corporation


Robert W Baird & Company

Santander Securities Corp.


Sigma Financial Corporation


Signator Investors, Inc.


The Advisor Group


U.S. Bank Center


UBS Financial Services Inc.


Valmark Securities, Inc.


Voya Financial Advisors, Inc.


Wells Fargo




13. FEDERAL TAX STATUS


INTRODUCTION

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address Federal estate, gift or generation skipping transfer taxes, or any state or local tax consequences associated with the purchase of the Contract. In addition, THE COMPANY MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under the Code. Since the operations of MONY America Variable Account A are a part of, and are taxed with, the operations of the Company, the MONY America Variable Account A is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the MONY America Variable Account A are not taxed to the extent they are applied under a Contract. The Company does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the MONY America Variable Account A, and therefore does not intend to make provision for any such taxes. If the Company is taxed on investment income or capital gains of the MONY America Variable Account A, then the Company may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF ANNUITIES IN GENERAL


TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Fund Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

     (1) the investments of the MONY America Variable Account A are "adequately diversified" in accordance with Treasury Department regulations;

     (2) the Company, rather than the Owner, is considered the owner of the assets of the MONY America Variable Account A for federal income tax purposes; and

     (3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

DIVERSIFICATION REQUIREMENTS. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the MONY America Variable Account A, are to be "adequately diversified." If the MONY America Variable Account A fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Fund Value over the premiums paid for the Contract. The Company expects that the MONY America Variable Account A, through the Portfolios, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.



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
OWNERSHIP TREATMENT. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the MONY America Variable Account A, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but differ in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and MONY America Variable Account A values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the MONY America Variable Account A and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the MONY America Variable Account A. However, there is no assurance such efforts would be successful.

NONNATURAL OWNER. As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. Thus, if a group Contract is held by a trust or other entity as an agent for certificate owners who are individuals, those individuals should be treated as owning an annuity for federal income tax purposes. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

     (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent;

     (2)  certain Qualified Contracts;

     (3) Contracts purchased by employers upon the termination of certain Qualified Plans;

     (4) certain Contracts used in connection with structured settlement agreements; and

     (5) Contracts purchased with a single purchase payment when the Annuity Starting Date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


DELAYED ANNUITY PAYMENT DATES

If the Annuity Starting Date under the Contract occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (E.G., past age
95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.


TAXATION OF SURRENDERS AND PARTIAL SURRENDERS

In the case of a partial surrender, amounts you receive are generally includable in income to the extent your "cash surrender value" before the partial surrender exceeds your "investment in the contract" (defined below). All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under an automatic withdrawal plan are treated for tax purposes as partial surrenders, not annuity payments. In the case of a surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the "investment in the contract" at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income


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
as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

As described elsewhere in this Prospectus, the cost of the enhanced death benefit option is reflected in the mortality and expense risk charge. It is possible that the portion of the mortality and expense risk charge that represents the cost of the enhanced death benefit option could be treated for federal tax purposes as a partial surrender from the Contract. If the Contract has additional riders, charges (or some portion thereof) for such riders could be treated for federal tax purposes as partial surrenders from the Contract.

There is some uncertainty regarding the treatment of the Market Value Adjustment for purposes of determining the amount includible in income as a result of any partial surrender, surrender, assignment, pledge, or transfer without adequate consideration. Congress has given the IRS regulatory authority to address this uncertainty. However, as of the date of this Prospectus, the IRS has not issued any regulations addressing these determinations.

Surrenders and partial surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Surrenders and partial surrenders may also be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")


TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. The exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the "investment in the contract" (defined above) you allocate to the settlement option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

Once the total amount of the investment in the contract is excluded using the above formula, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another within the meaning of federal law. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")


TAXATION OF PROCEEDS PAYABLE UPON DEATH

Prior to the Annuity Starting Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such proceeds are includable in income as follows:

     (1) if distributed in a lump sum or under Settlement Option 1 (described above), they are taxed in the same manner as a surrender, as described above; or

     (2) if distributed under Settlement Options 2, 3, 3A, or 4 (described above), they are taxed in the same manner as annuity income payments, as described above.

After the Annuity Starting Date, if a guaranteed period exists under a life income settlement option and the payee dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

     (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

     (2) if distributed in accordance with the existing settlement option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")

The Company may be liable for payment of the generation skipping transfer tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the proceeds.



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

ASSIGNMENTS, PLEDGES, AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Fund Value is treated for federal income tax purposes as a surrender of such amount or portion. If the entire Fund Value is assigned or pledged, subsequent increases in the Fund Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between the "cash surrender value" and the investment in the contract at the time of transfer. In such case, the transferee's "investment in the contract" will increase to reflect the increase in the transferor's income. The exceptions for transfers to the Owner's spouse (or to a former spouse) are limited to individuals that are treated as spouses under federal law.


PENALTY TAX ON PREMATURE DISTRIBUTIONS

Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract, e.g., surrenders, partial surrenders, annuity payments, death proceeds, assignments, pledges and gratuitous transfers, that is includable in income unless the payment is:

     (a)  received on or after the Owner reaches age 59 1/2;

     (b) attributable to the Owner's becoming disabled (as defined in the tax law);

     (c) made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

     (d) made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law); or

     (e) made under a Contract purchased with a single Purchase Payment when the Annuity Starting Date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Certain other exceptions to the 10% penalty tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)


AGGREGATION OF CONTRACTS

In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this prospectus and also purchases at approximately the same time an immediate annuity issued by the Company (or its affiliates), the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the Annuity Starting Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

MEDICARE HOSPITAL INSURANCE TAX ON CERTAIN DISTRIBUTIONS


A Medicare hospital insurance tax of 3.8% will apply to some types of investment income. This tax will apply to all taxable distributions from non-Qualified Contracts. This tax only applies to taxpayers with "modified adjusted gross income" above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.



LOSS OF INTEREST DEDUCTION WHERE CONTRACT IS HELD BY OR FOR THE BENEFIT OF CERTAIN NONNATURAL PERSONS

In the case of Contracts issued after June 8, 1997, to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, that entity's general interest deduction under the Code may be limited. More specifically, a portion of its otherwise deductible interest may not be deductible by the entity, regardless of whether the


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
interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that have purchased the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.


QUALIFIED RETIREMENT PLANS


IN GENERAL

The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. THOSE WHO INTEND TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD SEEK COMPETENT ADVICE.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for surrenders, automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

In the case of Qualified Contracts, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Due to the presence of a Market Value Adjustment there may be in some circumstances uncertainty as to the amount of required minimum distributions. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities (IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code
Section 401(a)(9), may increase the amount of the minimum required distribution that must be taken from your Contract.

As described earlier in this prospectus, certain Qualified Contracts issued under a Code Section 401(k) plan will have a loan provision under which a loan can be taken using the Contract as collateral for the loan. In general, loans from Qualified Contracts are taxable distributions unless certain requirements are satisfied. For example, the loan, by its terms, generally must be repaid within 5 years, repayments are required at least quarterly and must be substantially level, and the loan amount is limited to certain dollar amounts specified by the IRS. These dollar limits take into account other recent loans you have had under the plan. If these requirements are not satisfied when the loan is received or while the loan is outstanding, it could result in a taxable distribution from the Qualified Contract. The plan may also require the loan to be repaid upon severance from employment. PLEASE CONSULT YOUR PLAN ADMINISTRATOR AND/OR TAX ADVISER REGARDING THE TREATMENT OF LOANS IN THESE CIRCUMSTANCES.

There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

     (a)  received on or after the date the Owner reaches age 59 1/2;

     (b) received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     (c) made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under section 401, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are


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
used for qualified first time home purchases or for higher education expenses. You must meet special conditions to be eligible for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor. Certain other exceptions to the 10% penalty tax not described herein also may apply.

Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.


INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES


Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. If you use this Contract in connection with an IRA, the Owner and Annuitant generally must be the same individual and generally may not be changed. IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible, and on the time when distributions must commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA. Contracts may also be issued in connection with a "Simplified Employee Pension" or "SEP IRA" under Section 408(k) of the
Code.


However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Code, or a "Simple IRA" under Section 408(p) of the Code.


ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from (1) a non-Roth IRA, (2) a "designated Roth account" maintained under a Qualified Plan, and (3) certain Qualified Plans of eligible individuals.

Special rules apply to rollovers to Roth IRAs from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.


A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA.



IRA TO IRA ROLLOVERS AND TRANSFERS

A rollover contribution is a tax-free movement of amounts from one IRA to another within 60 days after you receive the distribution. In particular, a distribution from a non-Roth IRA generally may be rolled over tax-free within 60 days to another non-Roth IRA, and a distribution from a Roth IRA generally may be rolled over tax-free within 60 days to another Roth IRA. A distribution from a Roth IRA may not be rolled over (or transferred) tax-free to a non-Roth IRA.

A rollover from any one of your IRAs (including IRAs you have with another company) to another IRA is allowed only once within a one-year period. This limitation applies on an aggregate basis and applies to all types of your IRAs, meaning that you cannot make an IRA to IRA rollover if you have made such a rollover involving any of your IRAs in the preceding one-year period. For example, a rollover between your Roth IRAs would preclude a separate rollover within the one-year period between your non-Roth IRAs, and vice versa. The one-year period begins on the date that you receive the IRA distribution, not the date it is rolled over into another IRA.

If the IRA distribution does not satisfy the rollover rules, it may be (1) taxable in the year distributed, (2) subject to a 10% tax on early distributions, and (3) treated as a regular contribution to the recipient IRA, which could result in an excess contribution subject to an additional tax.

If you inherit an IRA from your spouse, you generally can roll it over into an IRA established for you, or you can choose to make the inherited IRA your own. If you inherited an IRA from someone other than your spouse, you cannot roll it over, make it your own, or allow it to receive rollover contributions.

A rollover from one IRA to another is different from a direct trustee-to-trustee transfer of your IRA assets from one IRA trustee to another IRA trustee. A "trustee-to-trustee" transfer is not considered a rollover and is not subject to the 60-day rollover requirement or the one rollover per year rule. In addition, a rollover between IRAs is different from direct rollovers from certain Qualified Plans to non-Roth IRAs and "qualified rollover contributions" to Roth IRAs, both of which are subject to special rules.


PENSION AND PROFIT-SHARING PLANS

Section 401(a) of the Code permits employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. These types of plans may be subject to rules under Sections 401(a)(11) and 417 of the Code that provide rights to a spouse or former spouse of a participant. In such a case, the participant may need the consent of the spouse or former spouse to change settlement options, to elect an automatic withdrawal option, or to make a partial or full surrender of the Contract.


TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security
(FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).


DIRECT ROLLOVERS

If your Contract is used in connection with a pension or profit-sharing plan qualified under Section 401(a) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain eligible retirement plans (such as an IRA). Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.


FEDERAL INCOME TAX WITHHOLDING


IN GENERAL

The Company will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies the Company at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, the Company may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Starting Date) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.



NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding federal withholding tax consequences to annuity contract owners or beneficiaries that are U.S. citizens or residents. Owners or beneficiaries that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. Owners or beneficiaries that are not U.S. citizens or residents are advised to consult with a tax advisor regarding federal tax withholding with respect to the distributions from a Contract.


STATUS FOR INCOME TAX PURPOSES; FATCA. In order for the Company to comply with income tax withholding and information reporting rules which may apply to annuity contracts, the Company may request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If the Company does not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which the Company is required to withhold income tax. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, the Company may be required to report contract values and other information for certain contractholders. For this reason the Company may require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of distributee or recipient.



14. LEGAL PROCEEDINGS

MONY Life Insurance Company of America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a Contract owner's interest in MONY America Variable Account A, nor would any of these proceedings be likely to have a material adverse effect upon MONY America Variable Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


15. CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable insurance product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, Protective, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Fund Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Portfolios, impact our ability to calculate Fund Values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

16. FINANCIAL STATEMENTS

The audited financial statements of MONY America Variable Account A and the Company are set forth in the Statement of Additional Information. These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements of the Company as affecting investment performance of assets in the MONY America Variable Account A. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules. PricewaterhouseCoopers LLP's offices are located at 569 Brookwood Village, Suite 851, Birmingham, Alabama 35209 and 300 Madison Avenue, New York, New York 10017.


ABOUT THE GENERAL ACCOUNT

This Contract was offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a Contract's Fund Value or any guaranteed benefits with which the Contract was issued. The Company is solely responsible to the Contract owner for the Contract's Fund Value and such guaranteed benefits. The general obligations and any guaranteed benefits under the Contract are supported by the Company's general account and are subject to the Company's claims paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                 APPENDIX I: CONDENSED FINANCIAL INFORMATION



                   MONY LIFE INSURANCE COMPANY OF AMERICA
                       MONY AMERICA VARIABLE ACCOUNT A
                          ACCUMULATION UNIT VALUES




                                          UNIT VALUE
                                       ---------------------------------------------------------------------------------------------
                                          DEC. 31,   DEC. 31,    DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,    DEC. 31,    DEC. 31,
SUBACCOUNT                                  2018       2017        2016       2015       2014       2013        2012        2011
---------------------------------------  ----------  ---------  ---------  ---------  ---------  ----------  ----------  ----------
1290 VT Equity Income..................      $21.33     $24.48     $21.42     $19.22     $19.82      $18.48      $14.22      $12.24
1290 VT GAMCO Mergers and
   Acquisitions........................       16.83      17.94      17.12      16.11      15.92       15.87       14.50       13.96
1290 VT GAMCO Small Company
   Value...............................       53.36      64.07      55.93      45.99      49.43       48.61       35.42       30.46
1290 VT Socially Responsible...........       13.81      14.64      12.33      11.36      11.46       10.23        7.72        6.70
All Asset Growth-Alt 20................       13.51      14.81      12.95      11.98      12.65       12.52       11.12       10.06
AXA Aggressive Allocation..............       12.27      13.62      11.59      10.80      11.14       10.79        8.65        7.68
AXA Conservative Allocation............       11.31      11.65      11.25      11.08      11.25       11.12       10.80       10.47
AXA Conservative-Plus Allocation.......       11.70      12.31      11.47      11.10      11.32       11.12       10.23        9.66
AXA Large Cap Growth Managed
   Volatility..........................       20.96      21.89      17.17      16.50      16.07       14.80       11.32       10.04
AXA Mid Cap Value Managed
   Volatility..........................       21.43      25.06      22.61      19.48      20.46       18.71       14.25       12.18
AXA Moderate Allocation................       11.68      12.43      11.34      10.91      11.16       10.98        9.84        9.17
AXA Moderate-Plus Allocation...........       12.10      13.17      11.62      10.98      11.27       11.01        9.32        8.47
AXA/Janus Enterprise...................       27.22      28.10      22.27      23.59      25.30       25.83       18.89       17.61
AXA/Loomis Sayles Growth...............       24.17      25.25      19.01      18.04      16.40       15.42       12.28       11.05
Charter Small Cap Growth...............       26.69      28.49      23.22      21.52      23.22       24.16       16.57       15.08
Dreyfus Stock Index Fund, Inc..........       19.45      20.68      17.24      15.64      15.68       14.02       10.76        9.42
EQ/BlackRock Basic Value Equity........       17.86      19.68      18.45      15.85      17.12       15.82       11.64       10.38
EQ/Capital Guardian Research...........       18.17      19.36      15.64      14.62      14.54       13.34       10.26        8.86
EQ/Core Bond Index.....................       12.94      13.09      13.07      13.07      13.19       13.06       13.45       13.21
EQ/Intermediate Government Bond........       13.26      13.33      13.46      13.59      13.71       13.69       14.11       14.16
EQ/Large Cap Value Index...............       20.79      23.13      20.75      18.05      19.15       17.23       13.27       11.54
EQ/MFS International Growth............       16.67      18.65      14.31      14.22      14.39       15.35       13.69       11.60
EQ/Mid Cap Index.......................       24.88      28.56      25.07      21.19      22.11       20.56       15.72       13.61
EQ/Money Market........................        9.70       9.71       9.80       9.94      10.07       10.21       10.35       10.49
EQ/PIMCO Ultra Short Bond..............       11.70      11.75      11.69      11.61      11.80       11.97       12.13       12.11
EQ/Quality Bond PLUS...................       15.23      15.42      15.41      15.44      15.61       15.38       15.95       15.75
EQ/T. Rowe Price Growth Stock..........       21.86      22.52      17.11      17.12      15.74       14.69       10.79        9.20
EQ/UBS Growth and Income...............       19.57      22.92      19.15      17.62      18.12       16.05       12.00       10.78
Fidelity(R) VIP Contrafund(R) Portfolio       26.72      28.96      24.11      22.64      22.82       20.69       15.99       13.93
Franklin Income VIP - 2................       22.88      24.24      22.40      19.91      21.71       21.04       18.71       16.84
Franklin Rising Dividends VIP - 2......       28.36      30.28      25.46      22.24      23.39       21.81       17.04       15.43
Janus Henderson Balanced
   Portfolio...........................       26.33      26.51      22.69      21.98      22.15       20.69       17.45       15.57
Janus Henderson Enterprise
   Portfolio...........................       24.77      25.22      20.06      18.09      17.63       15.88       12.16       10.51
Janus Henderson Forty Portfolio........       28.51      28.34      22.04      21.86      19.74       18.41       14.22       11.61
Janus Henderson Global Research
   Portfolio...........................       13.90      15.13      12.07      11.98      12.43       11.73        9.26        7.81
Oppenheimer Global Fund/VA.............       31.91      37.35      27.77      28.19      27.56       27.37       21.85       18.31
PIMCO Global Bond Portfolio
   (Unhedged)..........................       18.19      19.24      17.96      17.49      18.48       18.31       20.28       19.22
ProFund VP Bear........................        1.52       1.48       1.83       2.14       2.28        2.69        3.72        4.52
ProFund VP Rising Rates
   Opportunity.........................        1.90       1.85       2.13       2.27       2.34        3.40        2.96        3.23
ProFund VP UltraBull...................       34.18      41.01      29.48      25.19      26.29       21.62       13.04       10.25


                                          UNIT VALUE
                                       ---------------------------------------------------------------------------------------------
                                          DEC. 31,  DEC. 31,
SUBACCOUNT                                  2010      2009
---------------------------------------  ---------  ---------
1290 VT Equity Income..................     $12.46     $10.92
1290 VT GAMCO Mergers and
   Acquisitions........................      13.96      12.91
1290 VT GAMCO Small Company
   Value...............................      32.00      24.45
1290 VT Socially Responsible...........       6.76       6.07
All Asset Growth-Alt 20................      10.57       9.32
AXA Aggressive Allocation..............       8.41       7.54
AXA Conservative Allocation............      10.41       9.84
AXA Conservative-Plus Allocation.......       9.86       9.16
AXA Large Cap Growth Managed
   Volatility..........................      10.85       9.54
AXA Mid Cap Value Managed
   Volatility..........................      13.58      11.23
AXA Moderate Allocation................       9.52       8.78
AXA Moderate-Plus Allocation...........       9.03       8.20
AXA/Janus Enterprise...................      19.29      14.74
AXA/Loomis Sayles Growth...............      10.89      10.20
Charter Small Cap Growth...............      18.13      14.40
Dreyfus Stock Index Fund, Inc..........       9.38       8.27
EQ/BlackRock Basic Value Equity........      10.86       9.81
EQ/Capital Guardian Research...........       8.61       7.52
EQ/Core Bond Index.....................      12.75      12.18
EQ/Intermediate Government Bond........      13.60      13.19
EQ/Large Cap Value Index...............         --         --
EQ/MFS International Growth............      13.16      11.61
EQ/Mid Cap Index.......................      14.10      11.34
EQ/Money Market........................      10.63      10.77
EQ/PIMCO Ultra Short Bond..............      12.30      12.36
EQ/Quality Bond PLUS...................      15.77      15.05
EQ/T. Rowe Price Growth Stock..........       9.51       8.28
EQ/UBS Growth and Income...............      11.24      10.08
Fidelity(R) VIP Contrafund(R) Portfolio      14.51      12.56
Franklin Income VIP - 2................      16.67      14.99
Franklin Rising Dividends VIP - 2......      14.76      12.40
Janus Henderson Balanced
   Portfolio...........................      15.53      14.52
Janus Henderson Enterprise
   Portfolio...........................      10.80       8.70
Janus Henderson Forty Portfolio........      12.61      11.97
Janus Henderson Global Research
   Portfolio...........................       9.18       8.03
Oppenheimer Global Fund/VA.............      20.29      17.77
PIMCO Global Bond Portfolio
   (Unhedged)..........................      18.11      16.44
ProFund VP Bear........................       5.03       6.20
ProFund VP Rising Rates
   Opportunity.........................       5.23       6.32
ProFund VP UltraBull...................      10.92       9.06


                                        UNITS OUTSTANDING
                                      ----------------------------------------------------------------------------------------------
                                          DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,  DEC. 31,   DEC. 31,   DEC. 31,
SUBACCOUNT                                  2018       2017       2016       2015       2014      2013       2012       2011
---------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
1290 VT Equity Income..................    236,379    269,562    296,462    348,826    385,777    421,966    476,308    544,646
1290 VT GAMCO Mergers and
   Acquisitions........................     45,148     48,075     52,221     59,181     68,861     76,178     89,008    124,211
1290 VT GAMCO Small Company
   Value...............................    492,171    556,273    604,505    702,384    799,742    915,072  1,050,951  1,240,734
1290 VT Socially Responsible...........     75,318     81,101     88,935    105,244    117,759    130,251    146,303    169,267
All Asset Growth-Alt 20................    932,006  1,034,199  1,103,971  1,270,837  1,445,649  1,663,560  1,922,201  2,249,246
AXA Aggressive Allocation..............     31,254     34,055     47,404     73,481     82,101     96,772    111,649    131,557
AXA Conservative Allocation............     68,346     65,183     74,960    113,108    120,086    119,074    182,536    170,983
AXA Conservative-Plus Allocation.......     40,339     41,792     43,669     49,936     62,394     79,837     85,402    112,840
AXA Large Cap Growth Managed
   Volatility..........................    301,279    330,312    351,941    392,101    444,489    511,851    581,025    672,128
AXA Mid Cap Value Managed
   Volatility..........................    205,039    222,464    241,492    271,462    297,696    340,596    394,593    486,345
AXA Moderate Allocation................    178,784    165,540    175,223    203,665    234,653    248,206    317,251    358,670
AXA Moderate-Plus Allocation...........     74,356     83,207     93,405    112,277    144,952    171,273    179,305    175,273
AXA/Janus Enterprise...................     70,726     66,479     78,142    104,205    125,229    148,445    181,900    236,450
AXA/Loomis Sayles Growth...............  1,476,508  1,646,700  1,820,208  2,064,563  2,278,143  2,602,937  2,928,876  3,408,649
Charter Small Cap Growth...............    221,191    237,562    261,167    293,040    328,485    363,981    411,235    507,768
Dreyfus Stock Index Fund, Inc..........    680,738    749,776    844,492    932,932  1,015,604  1,120,346  1,265,037  1,488,411
EQ/BlackRock Basic Value Equity........     64,135     75,298     83,643    101,422    105,949    120,336    132,606    148,549
EQ/Capital Guardian Research...........     99,559    102,935    114,396    131,715    141,189    156,684    189,628    222,032
EQ/Core Bond Index.....................    455,076    485,922    535,510    642,782    754,099    873,081  1,038,202  1,223,634
EQ/Intermediate Government Bond........    218,625    229,653    259,320    299,925    373,457    440,760    529,083    616,021
EQ/Large Cap Value Index...............    110,133    124,612    143,446    163,160    182,802    191,422    226,296    262,505
EQ/MFS International Growth............    190,269    214,130    245,236    286,906    325,186    356,534    407,540    464,762
EQ/Mid Cap Index.......................     40,976     51,705     60,046     43,799     44,747     46,164     47,235     67,501
EQ/Money Market........................    902,129    612,666    505,082    635,896    651,154    726,367  1,009,821  1,016,824
EQ/PIMCO Ultra Short Bond..............     73,363     84,277     90,645    103,249    123,962    155,927    200,733    241,075
EQ/Quality Bond PLUS...................    169,408    182,029    204,364    231,137    262,561    305,390    402,636    496,868
EQ/T. Rowe Price Growth Stock..........    554,938    618,582    678,776    767,349    859,762    962,019  1,080,159  1,271,301
EQ/UBS Growth and Income...............    620,560    727,475    790,590    919,257  1,019,732  1,147,685  1,288,206  1,545,593
Fidelity(R) VIP Contrafund(R) Portfolio    571,362    645,461    721,540    834,914    942,455  1,099,666  1,249,805  1,496,304
Franklin Income VIP - 2................    134,054    150,503    156,511    171,105    226,346    242,047    252,307    307,638
Franklin Rising Dividends VIP - 2......     71,985     75,345     80,919     91,867    119,156    135,596    138,568    165,260
Janus Henderson Balanced
   Portfolio...........................    445,995    487,929    528,930    610,467    670,358    754,473    853,186  1,012,978
Janus Henderson Enterprise
   Portfolio...........................    438,336    484,331    528,694    590,130    655,577    726,031    822,747    940,015
Janus Henderson Forty Portfolio........    330,066    353,391    418,348    485,695    536,468    619,070    710,450    812,913
Janus Henderson Global Research
   Portfolio...........................    401,212    435,364    483,987    545,825    617,406    733,779    827,150    981,953
Oppenheimer Global Fund/VA.............     90,412     98,062    107,829    123,559    140,958    146,830    170,316    194,493
PIMCO Global Bond Portfolio
   (Unhedged)..........................     58,101     68,950     72,442     82,906     98,134    113,409    131,524    144,199
ProFund VP Bear........................      3,039      8,717      9,039     34,233     40,791     42,169     50,931     43,007
ProFund VP Rising Rates
   Opportunity.........................     39,141     40,510     85,076    103,698    108,253     86,370     32,762     39,800
ProFund VP UltraBull...................      7,535     16,717     11,284     14,013     37,342     37,644     18,290     50,540


                                        UNITS OUTSTANDING
                                      ----------------------------------------------------------------------------------------------
                                         DEC. 31,   DEC. 31,
SUBACCOUNT                                 2010       2009
---------------------------------------  ---------  ---------
1290 VT Equity Income..................    661,133    866,996
1290 VT GAMCO Mergers and
   Acquisitions........................    145,562    181,250
1290 VT GAMCO Small Company
   Value...............................  1,525,805  1,863,329
1290 VT Socially Responsible...........    204,371    264,142
All Asset Growth-Alt 20................  2,681,015  3,190,836
AXA Aggressive Allocation..............    125,972    109,441
AXA Conservative Allocation............    221,943    178,106
AXA Conservative-Plus Allocation.......    155,794    158,842
AXA Large Cap Growth Managed
   Volatility..........................    814,368  1,015,952
AXA Mid Cap Value Managed
   Volatility..........................    647,302    822,335
AXA Moderate Allocation................    371,177    476,016
AXA Moderate-Plus Allocation...........    269,294    293,026
AXA/Janus Enterprise...................    284,685    314,142
AXA/Loomis Sayles Growth...............  4,022,399  5,040,656
Charter Small Cap Growth...............    599,656    773,448
Dreyfus Stock Index Fund, Inc..........  1,831,626  2,258,134
EQ/BlackRock Basic Value Equity........    181,943    245,928
EQ/Capital Guardian Research...........    277,556    346,955
EQ/Core Bond Index.....................  1,617,336  2,064,117
EQ/Intermediate Government Bond........    725,776    946,198
EQ/Large Cap Value Index...............         --         --
EQ/MFS International Growth............    566,604    733,386
EQ/Mid Cap Index.......................     63,808     72,187
EQ/Money Market........................  1,476,653  1,814,818
EQ/PIMCO Ultra Short Bond..............    303,672    462,400
EQ/Quality Bond PLUS...................    678,561    868,263
EQ/T. Rowe Price Growth Stock..........  1,517,985  1,837,732
EQ/UBS Growth and Income...............  1,877,719  2,301,746
Fidelity(R) VIP Contrafund(R) Portfolio  1,814,712  2,228,837
Franklin Income VIP - 2................    407,327    491,997
Franklin Rising Dividends VIP - 2......    163,952    173,655
Janus Henderson Balanced
   Portfolio...........................  1,184,523  1,470,007
Janus Henderson Enterprise
   Portfolio...........................  1,131,580  1,419,916
Janus Henderson Forty Portfolio........  1,010,518  1,289,315
Janus Henderson Global Research
   Portfolio...........................  1,206,618  1,502,931
Oppenheimer Global Fund/VA.............    240,081    329,171
PIMCO Global Bond Portfolio
   (Unhedged)..........................    165,708    224,099
ProFund VP Bear........................     54,582     46,231
ProFund VP Rising Rates
   Opportunity.........................     45,613     71,161
ProFund VP UltraBull...................     75,957    120,086

                     STATEMENT OF ADDITIONAL INFORMATION


                              TABLE OF CONTENTS



                                 MAY 1, 2019


Additional information about the Company.......................................................................      2
About our independent registered public accounting firm........................................................      2
Sale of the contracts..........................................................................................      2
Financial statements...........................................................................................      3


If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:

     MONY Life Insurance Company of America
     Operations Center
     5788 Widewaters Parkway
     Syracuse, New York 13214
     1-800-487-6669




================================================================================
Please send me a copy of the MONY America Variable Account A Statement of Additional Information.


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

City                                                                                    State                       Zip





         MLA-CM

                         INDIVIDUAL FLEXIBLE PAYMENT


                          VARIABLE ANNUITY CONTRACT


                     STATEMENT OF ADDITIONAL INFORMATION



                              DATED MAY 1, 2019



This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2019 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at Operations Center, 5788 Widewaters Parkway, Syracuse, New York 13214 or by calling 1-800-487-6669, or by accessing the SEC's website at www.sec.gov.



                              TABLE OF CONTENTS

Additional information about the Company.......................................................................      2
About our independent registered public accounting firm........................................................      2
Sale of the contracts..........................................................................................      3
Financial statements...........................................................................................      3


                                  ISSUED BY


                       MONY AMERICA VARIABLE ACCOUNT A
                                     AND
                   MONY LIFE INSURANCE COMPANY OF AMERICA
                          525 WASHINGTON BOULEVARD
                        JERSEY CITY, NEW JERSEY 07310





           MLOA-CM

           #417014

ADDITIONAL INFORMATION ABOUT THE COMPANY


MONY LIFE INSURANCE COMPANY OF AMERICA


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., No company other than MONY Life Insurance Company of America has any legal responsibility to pay amounts that the Company owes under the Contracts.


AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the MONY America Variable Account A and distributors of the Contracts.

We are subject to regulation by the State of Arizona and regulation by the Director of Insurance in Arizona. We file an annual statement with the State of Arizona, and periodically, the Director of Insurance for the State of Arizona assesses our liabilities and reserves and those of the MONY America Variable Account A and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.

When a Portfolio sells shares both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Portfolio sells shares to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Portfolio may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Portfolio could conflict.

The Board of Directors or Trustees of each of the Trusts monitors the respective Trust for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Trusts. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.


ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The audited financial statements for each of the Variable Investment Options of MONY America Variable Account A and the Company included in this Statement of Additional Information, which is a part of the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's offices are located at 569 Brookwood Village, Suite 851, Birmingham, Alabama 35209 and 300 Madison Avenue, New York, New York, 10017.

SALE OF THE CONTRACTS

AXA Advisors and AXA Distributors ("the Distributors") receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the contracts offered through MONY America Variable Account A in the following amounts during the periods indicated:



                                                                                       AGGREGATE AMOUNT OF
                                                                                      COMMISSIONS RETAINED
                                                                                      BY AXA ADVISORS ONLY*
                                                                                     AFTER PAYMENTS TO THEIR
                                            AGGREGATE AMOUNT OF                        REGISTERED PERSONS
                                            COMMISSIONS PAID TO                         AND OTHER SELLING
FISCAL YEAR                                  THE DISTRIBUTORS                            BROKER-DEALERS
-----------                                --------------------                      -----------------------
   2016                                        $ 3,000,848                                 $  505,479
   2017                                        $ 2,790,517                                 $  539,164
   2018                                        $ 2,450,180                                 $  711,430


* AXA Distributors passes through commissions it receives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with AXA Distributors, the Company will pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for the Distributors' operating and other expenses as it relates to the Contracts.

Please see the Prospectus for your Contract for detailed information regarding the distribution of the Contracts.


FINANCIAL STATEMENTS

The financial statements of the Company should be distinguished from the financial statements of MONY America Variable Account A. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in MONY America Variable Account A.

                          FINANCIAL STATEMENTS




                        INDEX TO FINANCIAL STATEMENTS



MONY AMERICA VARIABLE ACCOUNT A

Report of Independent Registered Public Accounting Firm...................................    FSA-2
Statement of Assets and Liabilities as of December 31, 2018...............................    FSA-4
Statement of Operations for Year Ended December 31, 2018..................................   FSA-21
Statement of Changes in Net Assets for the Year Ended December 31, 2018...................   FSA-30
Statement of Changes in Net Assets for the Year Ended December 31, 2017...................   FSA-39
Notes to Financial Statements.............................................................   FSA-48

MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm....................................      F-1
Financial Statements:
  Balance Sheets, December 31, 2018 and December 31, 2016..................................      F-2
  Statements of Earnings (Loss), Years Ended December 31, 2018, 2017 and 2016..............      F-3
  Statements of Comprehensive Income (Loss), Years Ended December 31, 2018, 2017
    and 2015...............................................................................      F-4
  Statements of Shareholder's Equity, Years Ended December 31, 2018, 2017 and 2016.........      F-5
  Statements of Cash Flows, Years Ended December 31, 2018, 2017 and 2016...................      F-6
  Notes to Financial Statements............................................................      F-7


FSA-1

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of MONY Life Insurance Company of America and the Contract Owners of MONY America Variable Account A of MONY Life Insurance Company of America


OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting MONY America Variable Account A of MONY Life Insurance Company of America, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2018, and the related statements of operations for the year ended December 31, 2018, and the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2018, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.



1290 VT Equity Income
1290 VT GAMCO Mergers and Acquisitions
1290 VT GAMCO Small Company Value
1290 VT Socially Responsible
All Asset Growth-Alt 20
AXA Aggressive Allocation
AXA Conservative Allocation
AXA Conservative-Plus Allocation
AXA Global Equity Managed Volatility
AXA Large Cap Growth Managed Volatility
AXA Large Cap Value Managed Volatility
AXA Mid Cap Value Managed Volatility
AXA Moderate Allocation
AXA Moderate-Plus Allocation
AXA/AB Small Cap Growth
AXA/Janus Enterprise
AXA/Loomis Sayles Growth
Charter(SM) Multi-Sector Bond
Charter(SM) Small Cap Growth
Dreyfus Stock Index Fund, Inc.
EQ/BlackRock Basic Value Equity
EQ/Capital Guardian Research
EQ/Core Bond Index
EQ/Intermediate Government Bond
EQ/Large Cap Value Index
EQ/MFS International Growth
EQ/Mid Cap Index
EQ/Money Market
EQ/PIMCO Ultra Short Bond
EQ/Quality Bond PLUS
EQ/Small Company Index
EQ/T. Rowe Price Growth Stock
EQ/UBS Growth & Income
Fidelity(R) VIP Contrafund(R) Portfolio
Franklin Income VIP Fund
Franklin Rising Dividends VIP Fund
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Global Core Equity Fund
Invesco V.I. Health Care Fund
Invesco V.I. Technology Fund
Janus Henderson Balanced Portfolio
Janus Henderson Enterprise Portfolio
Janus Henderson Forty Portfolio
Janus Henderson Global Research Portfolio
Janus Henderson Overseas Portfolio
MFS(R) Utilities Series
Oppenheimer Global Fund/VA
PIMCO Global Bond Opportunities Portfolio (Unhedged)
ProFund VP Bear
ProFund VP Rising Rates Opportunity
ProFund VP UltraBull


BASIS FOR OPINIONS

These financial statements are the responsibility of the MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on the financial statements on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Variable Investment Options in accordance with the


FSA-2

U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.



/s/ PricewaterhouseCoopers LLP


Birmingham, Alabama
April 17, 2019

We have served as the auditor of one or more of the Variable Investment Options in MONY America Variable Account A of MONY Life Insurance Company of America since 1998. We have not determined the specific year we began serving as auditor of one or more of the Variable Investment Options in MONY America Variable Account A of MONY Life Insurance Company of America.



FSA-3

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018



                                                                                 1290 VT GAMCO     1290 VT GAMCO
                                                              1290 VT EQUITY      MERGERS AND      SMALL COMPANY
                                                                  INCOME*        ACQUISITIONS*        VALUE*
                                                              ---------------  ----------------  -----------------

ASSETS:
Investments in shares of the Portfolios, at fair value......  $    9,098,103    $   1,616,328     $   83,292,036
Receivable for shares of the Portfolios sold................             858              168             12,331
Receivable for policy-related transactions..................              --              628              2,314
                                                              ---------------  ----------------  -----------------
TOTAL ASSETS................................................       9,098,961        1,617,124         83,306,681
                                                              ---------------  ----------------  -----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............              --              628              2,314
Payable for policy-related transactions.....................             858              168             12,335
                                                              ---------------  ----------------  -----------------
TOTAL LIABILITIES...........................................             858              796             14,649
                                                              ---------------  ----------------  -----------------
NET ASSETS..................................................  $    9,098,103    $   1,616,328     $   83,292,032
                                                              ===============  ================  =================

NET ASSETS:
Accumulation Unit Values....................................  $    9,098,103    $   1,616,328     $   83,292,032
                                                              ---------------  ----------------  -----------------
TOTAL NET ASSETS............................................  $    9,098,103    $   1,616,328     $   83,292,032
                                                              ===============  ================  =================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............  $   12,754,439    $   1,676,063     $   63,462,715


                                                              1290 VT SOCIALLY       ALL ASSET    AXA AGGRESSIVE
                                                                RESPONSIBLE*      GROWTH-ALT 20*    ALLOCATION*
                                                              -----------------  ---------------  ----------------

ASSETS:
Investments in shares of the Portfolios, at fair value......    $  1,408,031      $  83,127,014    $  1,050,487
Receivable for shares of the Portfolios sold................             891              4,444             124
Receivable for policy-related transactions..................              --                 28              --
                                                              -----------------  ---------------  ----------------
TOTAL ASSETS................................................       1,408,922         83,131,486       1,050,611
                                                              -----------------  ---------------  ----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............              --                 --
Payable for policy-related transactions.....................             891              4,444             124
                                                              -----------------  ---------------  ----------------
TOTAL LIABILITIES...........................................             891              4,444             124
                                                              -----------------  ---------------  ----------------
NET ASSETS..................................................    $  1,408,031      $  83,127,042    $  1,050,487
                                                              =================  ===============  ================

NET ASSETS:
Accumulation Unit Values....................................    $  1,408,031      $  83,127,042    $  1,050,487
                                                              -----------------  ---------------  ----------------
TOTAL NET ASSETS............................................    $  1,408,031      $  83,127,042    $  1,050,487
                                                              =================  ===============  ================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............    $  1,167,509      $  82,595,321    $  1,093,327


                                                               AXA CONSERVATIVE
                                                                  ALLOCATION*
                                                              ------------------

ASSETS:
Investments in shares of the Portfolios, at fair value......     $  1,830,339
Receivable for shares of the Portfolios sold................              208
Receivable for policy-related transactions..................                2
                                                              ------------------
TOTAL ASSETS................................................        1,830,549
                                                              ------------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............               --
Payable for policy-related transactions.....................              208
                                                              ------------------
TOTAL LIABILITIES...........................................              208
                                                              ------------------
NET ASSETS..................................................     $  1,830,341
                                                              ==================

NET ASSETS:
Accumulation Unit Values....................................     $  1,830,341
                                                              ------------------
TOTAL NET ASSETS............................................     $  1,830,341
                                                              ==================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............     $  1,966,657

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-4

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                                                                          AXA LARGE CAP
                                                               AXA CONSERVATIVE-    AXA GLOBAL EQUITY    GROWTH MANAGED
                                                               PLUS ALLOCATION*    MANAGED VOLATILITY*     VOLATILITY*
                                                              -------------------  -------------------  -----------------

ASSETS:
Investments in shares of the Portfolios, at fair value......     $   1,042,227        $  2,188,238        $  6,313,578
Receivable for shares of the Portfolios sold................               409                 372                 695
Receivable for policy-related transactions..................                --                 133                  --
                                                              -------------------  -------------------  -----------------
TOTAL ASSETS................................................         1,042,636           2,188,743           6,314,273
                                                              -------------------  -------------------  -----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............                --                 133                  --
Payable for policy-related transactions.....................               409                 372                 695
                                                              -------------------  -------------------  -----------------
TOTAL LIABILITIES...........................................               409                 505                 695
                                                              -------------------  -------------------  -----------------
NET ASSETS..................................................     $   1,042,227        $  2,188,238        $  6,313,578
                                                              ===================  ===================  =================

NET ASSETS:
Accumulation Unit Values....................................     $   1,042,227        $  2,188,238        $  6,313,578
                                                              -------------------  -------------------  -----------------
TOTAL NET ASSETS............................................     $   1,042,227        $  2,188,238        $  6,313,578
                                                              ===================  ===================  =================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............     $   1,133,560        $  1,759,570        $  4,911,690

                                                               AXA LARGE CAP      AXA MID CAP
                                                               VALUE MANAGED     VALUE MANAGED    AXA MODERATE
                                                                VOLATILITY*       VOLATILITY*      ALLOCATION*
                                                              ---------------  ----------------  ---------------

ASSETS:
Investments in shares of the Portfolios, at fair value......   $  2,759,243     $   10,828,400    $  6,308,377
Receivable for shares of the Portfolios sold................            289                845             720
Receivable for policy-related transactions..................             89              1,693               2
                                                              ---------------  ----------------  ---------------
TOTAL ASSETS................................................      2,759,621         10,830,938       6,309,099
                                                              ---------------  ----------------  ---------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............             89              1,693              --
Payable for policy-related transactions.....................            289                845             721
                                                              ---------------  ----------------  ---------------
TOTAL LIABILITIES...........................................            378              2,538             721
                                                              ---------------  ----------------  ---------------
NET ASSETS..................................................   $  2,759,243     $   10,828,400    $  6,308,378
                                                              ===============  ================  ===============

NET ASSETS:
Accumulation Unit Values....................................   $  2,759,243     $   10,828,400    $  6,308,378
                                                              ---------------  ----------------  ---------------
TOTAL NET ASSETS............................................   $  2,759,243     $   10,828,400    $  6,308,378
                                                              ===============  ================  ===============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............   $  2,271,313     $    8,049,754    $  6,704,609


                                                                AXA MODERATE-PLUS
                                                                   ALLOCATION*
                                                              -------------------

ASSETS:
Investments in shares of the Portfolios, at fair value......     $  3,126,102
Receivable for shares of the Portfolios sold................              372
Receivable for policy-related transactions..................               --
                                                              -------------------
TOTAL ASSETS................................................        3,126,474
                                                              -------------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............               --
Payable for policy-related transactions.....................              377
                                                              -------------------
TOTAL LIABILITIES...........................................              377
                                                              -------------------
NET ASSETS..................................................     $  3,126,097
                                                              ===================

NET ASSETS:
Accumulation Unit Values....................................     $  3,126,097
                                                              -------------------
TOTAL NET ASSETS............................................     $  3,126,097
                                                              ===================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............     $  3,380,254

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-5

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                                 AXA/AB
                                                                SMALL CAP       AXA/JANUS      AXA/LOOMIS    CHARTER(SM) MULTI-
                                                                 GROWTH*       ENTERPRISE*   SAYLES GROWTH*     SECTOR BOND*
                                                              -------------  -------------  ---------------  ------------------

ASSETS:
Investments in shares of the Portfolios, at fair value......  $   1,143,036  $   6,124,714   $   47,267,196     $  1,796,577
Receivable for shares of the Portfolios sold................            138            767            6,518              231
Receivable for policy-related transactions..................             --             --               --              628
                                                              -------------  -------------  ---------------  ------------------
TOTAL ASSETS................................................      1,143,174      6,125,481       47,273,714        1,797,436
                                                              -------------  -------------  ---------------  ------------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............             --             --               --              628
Payable for policy-related transactions.....................            138            767            6,518              232
                                                              -------------  -------------  ---------------  ------------------
TOTAL LIABILITIES...........................................            138            767            6,518              860
                                                              -------------  -------------  ---------------  ------------------
NET ASSETS..................................................  $   1,143,036  $   6,124,714   $   47,267,196     $  1,796,576
                                                              =============  =============  ===============  ==================

NET ASSETS:
Accumulation Unit Values....................................  $   1,143,036  $   6,124,714   $   47,267,196     $  1,796,576
                                                              -------------  -------------  ---------------  ------------------
TOTAL NET ASSETS............................................  $   1,143,036  $   6,124,714   $   47,267,196     $  1,796,576
                                                              =============  =============  ===============  ==================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............  $   1,286,900  $   6,104,174   $   42,412,399     $  1,885,234

                                                               CHARTER(SM)                     EQ/BLACKROCK
                                                                SMALL CAP     DREYFUS STOCK     BASIC VALUE
                                                                 GROWTH*    INDEX FUND, INC.      EQUITY*
                                                              ------------  ----------------  --------------

ASSETS:
Investments in shares of the Portfolios, at fair value......  $  8,518,474   $  13,241,511     $  3,795,597
Receivable for shares of the Portfolios sold................         2,003           1,496              233
Receivable for policy-related transactions..................            --              --              583
                                                              ------------  ----------------  --------------
TOTAL ASSETS................................................     8,520,477      13,243,007        3,796,413
                                                              ------------  ----------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --              --              583
Payable for policy-related transactions.....................         2,003           1,496              233
                                                              ------------  ----------------  --------------
TOTAL LIABILITIES...........................................         2,003           1,496              816
                                                              ------------  ----------------  --------------
NET ASSETS..................................................  $  8,518,474   $  13,241,511     $  3,795,597
                                                              ============  ================  ==============

NET ASSETS:
Accumulation Unit Values....................................  $  8,518,474   $  13,241,511     $  3,795,597
                                                              ------------  ----------------  --------------
TOTAL NET ASSETS............................................  $  8,518,474   $  13,241,511     $  3,795,597
                                                              ============  ================  ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............  $  6,508,721   $   8,856,076     $  2,891,771

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-6

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                                                                    EQ/INTERMEDIATE
                                                                   EQ/CAPITAL       EQ/CORE BOND      GOVERNMENT     EQ/LARGE CAP
                                                               GUARDIAN RESEARCH*      INDEX*            BOND*       VALUE INDEX*
                                                              -------------------  --------------  ----------------  --------------

ASSETS:
Investments in shares of the Portfolios, at fair value......     $   4,261,175     $   15,396,282    $  7,122,085    $  8,630,991
Receivable for shares of the Portfolios sold................               395              1,342           2,523           1,247
Receivable for policy-related transactions..................               341              5,486             266           1,247
                                                              -------------------  --------------  ----------------  --------------
TOTAL ASSETS................................................         4,261,911         15,403,110       7,124,874       8,633,485
                                                              -------------------  --------------  ----------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............               340              5,473             266           1,247
Payable for policy-related transactions.....................               395              1,342           2,523           1,247
                                                              -------------------  --------------  ----------------  --------------
TOTAL LIABILITIES...........................................               735              6,815           2,789           2,494
                                                              -------------------  --------------  ----------------  --------------
NET ASSETS..................................................     $   4,261,176     $   15,396,295    $  7,122,085    $  8,630,991
                                                              ===================  ==============  ================  ==============

NET ASSETS:
Accumulation Unit Values....................................     $   4,261,176     $   15,396,295    $  7,122,085    $  8,630,991
                                                              -------------------  --------------  ----------------  --------------
TOTAL NET ASSETS............................................     $   4,261,176     $   15,396,295    $  7,122,085    $  8,630,991
                                                              ===================  ==============  ================  ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............     $   3,029,590     $   15,533,588    $  7,031,208    $  6,551,381

                                                                  EQ/MFS
                                                               INTERNATIONAL   EQ/MID CAP      EQ/MONEY
                                                                  GROWTH*        INDEX*         MARKET*
                                                              --------------  ------------  --------------

ASSETS:
Investments in shares of the Portfolios, at fair value......   $  7,696,389   $  7,068,069  $   19,769,202
Receivable for shares of the Portfolios sold................            934          1,026           2,298
Receivable for policy-related transactions..................              8            331             492
                                                              --------------  ------------  --------------
TOTAL ASSETS................................................      7,697,331      7,069,426      19,771,992
                                                              --------------  ------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............             --            331             492
Payable for policy-related transactions.....................            934          1,026           2,307
                                                              --------------  ------------  --------------
TOTAL LIABILITIES...........................................            934          1,357           2,799
                                                              --------------  ------------  --------------
NET ASSETS..................................................   $  7,696,397   $  7,068,069  $   19,769,193
                                                              ==============  ============  ==============

NET ASSETS:
Accumulation Unit Values....................................   $  7,696,397   $  7,068,069  $   19,769,193
                                                              --------------  ------------  --------------
TOTAL NET ASSETS............................................   $  7,696,397   $  7,068,069  $   19,769,193
                                                              ==============  ============  ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............   $  7,336,971   $  5,471,193  $   19,768,752

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-7

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018




                                                                  EQ/PIMCO        EQ/QUALITY       EQ/SMALL       EQ/T.ROWE PRICE
                                                              ULTRA SHORT BOND*   BOND PLUS*    COMPANY INDEX*     GROWTH STOCK*
                                                              -----------------  ------------  ----------------  ----------------

ASSETS:
Investments in shares of the Portfolios, at fair value......    $   2,746,514    $  4,114,238    $  2,094,812     $  41,417,824
Receivable for shares of the Portfolios sold................            1,049             453             258             3,521
Receivable for policy-related transactions..................               --               3              --               504
                                                              -----------------  ------------  ----------------  ----------------
TOTAL ASSETS................................................        2,747,563       4,114,694       2,095,070        41,421,849
                                                              -----------------  ------------  ----------------  ----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............               --              --              --               497
Payable for policy-related transactions.....................            1,049             453             258             3,521
                                                              -----------------  ------------  ----------------  ----------------
TOTAL LIABILITIES...........................................            1,049             453             258             4,018
                                                              -----------------  ------------  ----------------  ----------------
NET ASSETS..................................................    $   2,746,514    $  4,114,241    $  2,094,812     $  41,417,831
                                                              =================  ============  ================  ================

NET ASSETS:
Accumulation Unit Values....................................    $   2,746,514    $  4,114,241    $  2,094,812     $  41,417,831
                                                              -----------------  ------------  ----------------  ----------------
TOTAL NET ASSETS............................................    $   2,746,514    $  4,114,241    $  2,094,812     $  41,417,831
                                                              =================  ============  ================  ================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............    $   2,775,437    $  4,334,821    $  2,175,567     $  25,793,243

                                                                                  FIDELITY(R) VIP
                                                                EQ/UBS GROWTH &    CONTRAFUND(R)    FRANKLIN INCOME
                                                                    INCOME*          PORTFOLIO         VIP FUND
                                                              ------------------  ---------------  ----------------

ASSETS:
Investments in shares of the Portfolios, at fair value......    $  14,742,843      $  15,265,144    $   12,473,787
Receivable for shares of the Portfolios sold................            5,854             14,049             3,613
Receivable for policy-related transactions..................            2,843                 --               403
                                                              ------------------  ---------------  ----------------
TOTAL ASSETS................................................       14,751,540         15,279,193        12,477,803
                                                              ------------------  ---------------  ----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            2,843                 --               403
Payable for policy-related transactions.....................            5,854             14,049             3,613
                                                              ------------------  ---------------  ----------------
TOTAL LIABILITIES...........................................            8,697             14,049             4,016
                                                              ------------------  ---------------  ----------------
NET ASSETS..................................................    $  14,742,843      $  15,265,144    $   12,473,787
                                                              ==================  ===============  ================

NET ASSETS:
Accumulation Unit Values....................................    $  14,742,843      $  15,265,144    $   12,473,787
                                                              ------------------  ---------------  ----------------
TOTAL NET ASSETS............................................    $  14,742,843      $  15,265,144    $   12,473,787
                                                              ==================  ===============  ================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............    $  13,379,733      $  12,550,442    $   12,260,250

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-8

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                               FRANKLIN RISING   INVESCO V.I.   INVESCO V.I.   INVESCO V.I.
                                                                  DIVIDENDS       DIVERSIFIED    GLOBAL CORE      HEALTH
                                                                  VIP FUND       DIVIDEND FUND   EQUITY FUND     CARE FUND
                                                               ---------------  --------------  ------------  -------------

ASSETS:
Investments in shares of the Portfolios, at fair value.......   $  5,624,745      $  681,002    $   551,437    $  1,386,583
Receivable for shares of the Portfolios sold.................          1,602             120             74             171
Receivable for policy-related transactions...................             --              --             --              --
                                                               ---------------  --------------  ------------  -------------
TOTAL ASSETS.................................................      5,626,347         681,122        551,511       1,386,754
                                                               ---------------  --------------  ------------  -------------

LIABILITIES:
Payable for shares of the Portfolios purchased...............             --              --             --              --
Payable for policy-related transactions......................          1,602             120             74             171
                                                               ---------------  --------------  ------------  -------------
TOTAL LIABILITIES............................................          1,602             120             74             171
                                                               ---------------  --------------  ------------  -------------
NET ASSETS...................................................   $  5,624,745      $  681,002    $   551,437    $  1,386,583
                                                               ===============  ==============  ============  =============

NET ASSETS:
Accumulation Unit Values.....................................   $  5,624,745      $  681,002    $   551,437    $  1,386,583
                                                               ---------------  --------------  ------------  -------------
TOTAL NET ASSETS.............................................   $  5,624,745      $  681,002    $   551,437    $  1,386,583
                                                               ===============  ==============  ============  =============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST.............   $  5,033,158      $  547,461    $   482,498    $  1,310,974

                                                                                   JANUS HENDERSON     JANUS HENDERSON
                                                                  INVESCO V.I.        BALANCED           ENTERPRISE
                                                                 TECHNOLOGY FUND      PORTFOLIO           PORTFOLIO
                                                               -----------------  -----------------  ------------------

ASSETS:
Investments in shares of the Portfolios, at fair value.......     $   781,282      $   11,743,756      $   10,858,378
Receivable for shares of the Portfolios sold.................              83               1,404               2,548
Receivable for policy-related transactions...................             646                  --                  --
                                                               -----------------  -----------------  ------------------
TOTAL ASSETS.................................................         782,011          11,745,160          10,860,926
                                                               -----------------  -----------------  ------------------

LIABILITIES:
Payable for shares of the Portfolios purchased...............             646                  --                  --
Payable for policy-related transactions......................              83               1,404               2,548
                                                               -----------------  -----------------  ------------------
TOTAL LIABILITIES............................................             729               1,404               2,548
                                                               -----------------  -----------------  ------------------
NET ASSETS...................................................     $   781,282      $   11,743,756      $   10,858,378
                                                               =================  =================  ==================

NET ASSETS:
Accumulation Unit Values.....................................     $   781,282      $   11,743,756      $   10,858,378
                                                               -----------------  -----------------  ------------------
TOTAL NET ASSETS.............................................     $   781,282      $   11,743,756      $   10,858,378
                                                               =================  =================  ==================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST.............     $   648,839      $    9,609,099      $    7,187,719




 The accompanying notes are an integral part of these financial statements.


 FSA-9

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018




                                                                   JANUS             JANUS            JANUS
                                                                 HENDERSON         HENDERSON        HENDERSON
                                                                   FORTY            GLOBAL          OVERSEAS     MFS(R) UTILITIES
                                                                 PORTFOLIO    RESEARCH PORTFOLIO    PORTFOLIO         SERIES
                                                              --------------  ------------------  -------------  ----------------

ASSETS:
Investments in shares of the Portfolios, at fair value......  $   12,128,146     $  5,575,737     $  4,100,663     $   3,323,124
Receivable for shares of the Portfolios sold................           1,543            7,099              453             1,965
Receivable for policy-related transactions..................              --               --              378                --
                                                              --------------  ------------------  -------------  ----------------
TOTAL ASSETS................................................      12,129,689        5,582,836        4,101,494         3,325,089
                                                              --------------  ------------------  -------------  ----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............              --               --              378                --
Payable for policy-related transactions.....................           1,543            7,099              453             1,965
                                                              --------------  ------------------  -------------  ----------------
TOTAL LIABILITIES...........................................           1,543            7,099              831             1,965
                                                              --------------  ------------------  -------------  ----------------
NET ASSETS..................................................  $   12,128,146     $  5,575,737     $  4,100,663     $   3,323,124
                                                              ==============  ==================  =============  ================

NET ASSETS:
Accumulation Unit Values....................................  $   12,128,146     $  5,575,737     $  4,100,663     $   3,323,124
                                                              --------------  ------------------  -------------  ----------------
TOTAL NET ASSETS............................................  $   12,128,146     $  5,575,737     $  4,100,663     $   3,323,124
                                                              ==============  ==================  =============  ================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............  $   12,328,670     $  3,552,863     $  5,851,083     $   3,016,646

                                                                                PIMCO GLOBAL
                                                                                    BOND
                                                                                OPPORTUNITIES
                                                                 OPPENHEIMER      PORTFOLIO     PROFUND
                                                               GLOBAL FUND/VA    (UNHEDGED)     VP BEAR
                                                              ---------------  --------------  ---------

ASSETS:
Investments in shares of the Portfolios, at fair value......    $  6,666,972    $  3,721,487   $  22,749
Receivable for shares of the Portfolios sold................             872           2,823          32
Receivable for policy-related transactions..................             325              --          --
                                                              ---------------  --------------  ---------
TOTAL ASSETS................................................       6,668,169       3,724,310      22,781
                                                              ---------------  --------------  ---------

LIABILITIES:
Payable for shares of the Portfolios purchased..............             325              --          --
Payable for policy-related transactions.....................             872           2,823          32
                                                              ---------------  --------------  ---------
TOTAL LIABILITIES...........................................           1,197           2,823          32
                                                              ---------------  --------------  ---------
NET ASSETS..................................................    $  6,666,972    $  3,721,487   $  22,749
                                                              ===============  ==============  =========

NET ASSETS:
Accumulation Unit Values....................................    $  6,666,972    $  3,721,487   $  22,749
                                                              ---------------  --------------  ---------
TOTAL NET ASSETS............................................    $  6,666,972    $  3,721,487   $  22,749
                                                              ===============  ==============  =========
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............    $  5,375,433    $  4,496,469   $  33,885




 The accompanying notes are an integral part of these financial statements.


 FSA-10

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                                                                        PROFUND
                                                                                                    VP RISING RATES        PROFUND
                                                                                                      OPPORTUNITY       VP ULTRABULL
                                                                                                    ----------------    ------------

ASSETS:
Investments in shares of the Portfolios, at fair value.........................................        $  232,659       $  1,425,588
Receivable for shares of the Portfolios sold...................................................                93                262
Receivable for policy-related transactions.....................................................                --                623
                                                                                                    ----------------    ------------
TOTAL ASSETS...................................................................................           232,752          1,426,473
                                                                                                    ----------------    ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.................................................                --                623
Payable for policy-related transactions........................................................                93                262
                                                                                                    ----------------    ------------
TOTAL LIABILITIES..............................................................................                93                885
                                                                                                    ----------------    ------------
NET ASSETS.....................................................................................        $  232,659       $  1,425,588
                                                                                                    ================    ============

NET ASSETS:
Accumulation Unit Values.......................................................................        $  232,659       $  1,425,588
                                                                                                    ----------------    ------------
TOTAL NET ASSETS...............................................................................        $  232,659       $  1,425,588
                                                                                                    ================    ============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST...............................................        $  341,950       $  1,945,334




 The accompanying notes are an integral part of these financial statements.


 FSA-11

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

                                                                                                         PORTFOLIO
                                                                                 SHARE CLASS**          SHARES HELD
                                                                           -----------------------     ------------
1290 VT Equity Income....................................................           Class A                  44,526
1290 VT Equity Income....................................................           Class B               2,388,707
1290 VT GAMCO Mergers and Acquisitions...................................           Class B                 137,316
1290 VT GAMCO Small Company Value........................................           Class B               1,661,904
1290 VT Socially Responsible.............................................           Class A                  92,913
1290 VT Socially Responsible.............................................           Class B                  33,480
All Asset Growth-Alt 20..................................................           Class B                 103,613
AXA Aggressive Allocation................................................           Class B                 204,632
AXA Conservative Allocation..............................................           Class B                 115,206
AXA Conservative-Plus Allocation.........................................           Class B                 146,674
AXA Global Equity Managed Volatility.....................................           Class A                 221,823
AXA Large Cap Growth Managed Volatility..................................           Class B                 174,584
AXA Large Cap Value Managed Volatility...................................           Class A                 775,421
AXA Mid Cap Value Managed Volatility.....................................           Class A                 490,830
AXA Moderate Allocation..................................................           Class B                 312,868
AXA Moderate-Plus Allocation.............................................           Class B                  72,888
AXA/AB Small Cap Growth..................................................           Class A                 366,307
AXA/Janus Enterprise.....................................................           Class A               6,307,297
AXA/Loomis Sayles Growth Portfolio.......................................           Class B               4,480,245
Charter(SM) Multi-Sector Bond............................................           Class A                 484,828
Charter(SM) Small Cap Growth.............................................           Class B                 708,256
Dreyfus Stock Index Fund, Inc............................................       Initial Shares              270,345
EQ/BlackRock Basic Value Equity..........................................           Class B                 186,297
EQ/Capital Guardian Research.............................................           Class A                 191,352
EQ/Core Bond Index.......................................................           Class A               1,592,320
EQ/Intermediate Government Bond..........................................           Class A                 703,233
EQ/Large Cap Value Index.................................................           Class A               1,091,986
EQ/MFS International Growth..............................................           Class B               1,138,916
EQ/Mid Cap Index.........................................................           Class A                 574,121
EQ/Money Market..........................................................           Class A              19,758,177
EQ/PIMCO Ultra Short Bond................................................           Class B                 279,108
EQ/Quality Bond PLUS.....................................................           Class B                 495,240
EQ/Small Company Index...................................................           Class A                 222,061
EQ/T. Rowe Price Growth Stock............................................           Class B                 980,337
EQ/UBS Growth & Income...................................................           Class B               1,913,870
Fidelity(R) VIP Contrafund(R) Portfolio..................................        Service Class              477,483
Franklin Income VIP Fund.................................................           Class 2                 846,254
Franklin Rising Dividends VIP Fund.......................................           Class 2                 224,630
Invesco V.I. Diversified Dividend Fund...................................          Series 1                  28,734
Invesco V.I. Global Core Equity Fund.....................................          Series 1                  61,339
Invesco V.I. Health Care Fund............................................          Series 1                  59,230




 The accompanying notes are an integral part of these financial statements.


 FSA-12

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                                                                         PORTFOLIO
                                                                                 SHARE CLASS**          SHARES HELD
                                                                           -----------------------     ------------
Invesco V.I. Technology Fund.............................................          Series 1                  35,642
Janus Henderson Balanced Portfolio.......................................    Institutional Shares           347,963
Janus Henderson Enterprise Portfolio.....................................    Institutional Shares           162,017
Janus Henderson Forty Portfolio..........................................    Institutional Shares           267,351
Janus Henderson Forty Portfolio..........................................       Service Shares               81,973
Janus Henderson Global Research Portfolio................................    Institutional Shares           118,305
Janus Henderson Overseas Portfolio.......................................       Service Shares              159,932
MFS(R) Utilities Series..................................................        Initial Class              113,108
Oppenheimer Global Fund/VA...............................................        Service Class              177,644
PIMCO Global Bond Opportunities Portfolio (Unhedged).....................    Administrative Class           339,552
ProFund VP Bear..........................................................        Common Shares                  661
ProFund VP Rising Rates Opportunity......................................        Common Shares                4,791
ProFund VP UltraBull.....................................................        Common Shares              140,452

** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges.

                                                         CONTRACT                             UNIT         UNITS
                                                         CHARGES*        SHARE CLASS**        VALUE     OUTSTANDING
                                                         ---------  ----------------------  ---------  ------------
1290 VT Equity Income..................................     1.25%           Class A         $   17.43        9,478
1290 VT Equity Income..................................     1.20%           Class B         $   22.54       57,455
1290 VT Equity Income..................................     1.35%           Class B         $   21.33      236,379
1290 VT Equity Income..................................     1.45%           Class B         $   25.55          148
1290 VT Equity Income..................................     1.50%           Class B         $   25.35          151
1290 VT Equity Income..................................     1.70%           Class B         $   19.34       71,036
1290 VT Equity Income..................................     2.00%           Class B         $   22.45          170
1290 VT Equity Income..................................     2.35%           Class B         $   17.32       68,540
1290 VT Equity Income..................................     2.80%           Class B         $   19.81        1,197

1290 VT GAMCO Mergers and Acquisitions.................     1.20%           Class B         $   16.66       13,448
1290 VT GAMCO Mergers and Acquisitions.................     1.35%           Class B         $   16.83       45,148
1290 VT GAMCO Mergers and Acquisitions.................     1.70%           Class B         $   15.92       21,066
1290 VT GAMCO Mergers and Acquisitions.................     2.35%           Class B         $   13.82       21,516

1290 VT GAMCO Small Company Value......................     1.20%           Class B         $   41.42      122,869
1290 VT GAMCO Small Company Value......................     1.25%           Class B         $  210.40      203,479
1290 VT GAMCO Small Company Value......................     1.35%           Class B         $   53.36      492,171
1290 VT GAMCO Small Company Value......................     1.45%           Class B         $   45.83          172
1290 VT GAMCO Small Company Value......................     1.50%           Class B         $   45.46          309
1290 VT GAMCO Small Company Value......................     1.70%           Class B         $   37.83      142,760
1290 VT GAMCO Small Company Value......................     2.00%           Class B         $   36.99           20
1290 VT GAMCO Small Company Value......................     2.35%           Class B         $   34.30      107,184
1290 VT GAMCO Small Company Value......................     2.80%           Class B         $   32.64          961




 The accompanying notes are an integral part of these financial statements.


 FSA-13

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                         CONTRACT                             UNIT         UNITS
                                                         CHARGES*        SHARE CLASS**        VALUE     OUTSTANDING
                                                         ---------  ----------------------  ---------  ------------
1290 VT Socially Responsible...........................     1.35%           Class A         $   13.81       75,318
1290 VT Socially Responsible...........................     1.20%           Class B         $   19.27        9,513
1290 VT Socially Responsible...........................     1.70%           Class B         $   18.02        6,923
1290 VT Socially Responsible...........................     2.35%           Class B         $   16.53        3,601

All Asset Growth-Alt 20................................     1.20%           Class B         $   14.70       96,111
All Asset Growth-Alt 20................................     1.25%           Class B         $   77.62      853,880
All Asset Growth-Alt 20................................     1.35%           Class B         $   13.51      932,006
All Asset Growth-Alt 20................................     1.70%           Class B         $   14.11      131,359
All Asset Growth-Alt 20................................     2.00%           Class B         $   15.80        9,733
All Asset Growth-Alt 20................................     2.35%           Class B         $   12.76       65,658

AXA Aggressive Allocation..............................     1.20%           Class B         $   12.48       24,228
AXA Aggressive Allocation..............................     1.25%           Class B         $   12.41       16,174
AXA Aggressive Allocation..............................     1.35%           Class B         $   12.27       31,254
AXA Aggressive Allocation..............................     1.70%           Class B         $   11.78          391
AXA Aggressive Allocation..............................     2.35%           Class B         $   10.93       14,586

AXA Conservative Allocation............................     1.20%           Class B         $   11.51       13,886
AXA Conservative Allocation............................     1.25%           Class B         $   11.44       58,259
AXA Conservative Allocation............................     1.35%           Class B         $   11.31       68,346
AXA Conservative Allocation............................     1.70%           Class B         $   10.86       11,402
AXA Conservative Allocation............................     2.35%           Class B         $   10.07       10,644

AXA Conservative-Plus Allocation.......................     1.20%           Class B         $   11.91       24,945
AXA Conservative-Plus Allocation.......................     1.25%           Class B         $   11.84       15,303
AXA Conservative-Plus Allocation.......................     1.35%           Class B         $   11.70       40,339
AXA Conservative-Plus Allocation.......................     1.70%           Class B         $   11.24        5,864
AXA Conservative-Plus Allocation.......................     2.35%           Class B         $   10.43        2,490

AXA Global Equity Managed Volatility...................     1.20%           Class A         $   33.33       19,216
AXA Global Equity Managed Volatility...................     1.45%           Class A         $   41.72           49
AXA Global Equity Managed Volatility...................     1.50%           Class A         $   41.38          130
AXA Global Equity Managed Volatility...................     1.70%           Class A         $   31.87       26,358
AXA Global Equity Managed Volatility...................     2.35%           Class A         $   29.09       23,424
AXA Global Equity Managed Volatility...................     2.80%           Class A         $   30.84          620

AXA Large Cap Growth Managed Volatility................     1.35%           Class B         $   20.96      301,279

AXA Large Cap Value Managed Volatility.................     1.20%           Class A         $   14.99       13,994
AXA Large Cap Value Managed Volatility.................     1.25%           Class A         $   88.48       22,228
AXA Large Cap Value Managed Volatility.................     1.45%           Class A         $   19.86           84
AXA Large Cap Value Managed Volatility.................     1.70%           Class A         $   13.85       19,726
AXA Large Cap Value Managed Volatility.................     2.35%           Class A         $   12.94       23,793




 The accompanying notes are an integral part of these financial statements.


 FSA-14

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                         CONTRACT                             UNIT         UNITS
                                                         CHARGES*        SHARE CLASS**        VALUE     OUTSTANDING
                                                         ---------  ----------------------  ---------  ------------
AXA Mid Cap Value Managed Volatility...................     1.20%           Class A         $   21.74       83,633
AXA Mid Cap Value Managed Volatility...................     1.35%           Class A         $   21.43      205,039
AXA Mid Cap Value Managed Volatility...................     1.45%           Class A         $   21.23          201
AXA Mid Cap Value Managed Volatility...................     1.50%           Class A         $   21.13          347
AXA Mid Cap Value Managed Volatility...................     1.70%           Class A         $   20.74      131,054
AXA Mid Cap Value Managed Volatility...................     1.95%           Class A         $   20.26            7
AXA Mid Cap Value Managed Volatility...................     2.00%           Class A         $   20.17           26
AXA Mid Cap Value Managed Volatility...................     2.35%           Class A         $   19.52       94,216
AXA Mid Cap Value Managed Volatility...................     2.80%           Class A         $   18.71        2,502

AXA Moderate Allocation................................     1.20%           Class B         $   11.88      217,186
AXA Moderate Allocation................................     1.25%           Class B         $   11.81       43,062
AXA Moderate Allocation................................     1.35%           Class B         $   11.68      178,784
AXA Moderate Allocation................................     1.70%           Class B         $   11.21       56,815
AXA Moderate Allocation................................     2.35%           Class B         $   10.40       47,517

AXA Moderate-Plus Allocation...........................     1.20%           Class B         $   12.32       13,339
AXA Moderate-Plus Allocation...........................     1.25%           Class B         $   12.24      112,952
AXA Moderate-Plus Allocation...........................     1.35%           Class B         $   12.10       74,356
AXA Moderate-Plus Allocation...........................     1.70%           Class B         $   11.62       31,514
AXA Moderate-Plus Allocation...........................     2.35%           Class B         $   10.78       28,988

AXA/AB Small Cap Growth................................     1.20%           Class A         $   22.42       16,873
AXA/AB Small Cap Growth................................     1.45%           Class A         $   30.28           57
AXA/AB Small Cap Growth................................     1.70%           Class A         $   21.50       19,325
AXA/AB Small Cap Growth................................     2.35%           Class A         $   19.64       17,541
AXA/AB Small Cap Growth................................     2.80%           Class A         $   23.23          125

AXA/Janus Enterprise...................................     1.20%           Class A         $   16.58       88,029
AXA/Janus Enterprise...................................     1.35%           Class A         $   27.22       70,726
AXA/Janus Enterprise...................................     1.50%           Class A         $   26.85          226
AXA/Janus Enterprise...................................     1.70%           Class A         $   16.93       86,665
AXA/Janus Enterprise...................................     2.35%           Class A         $   14.06       90,046
AXA/Janus Enterprise...................................     2.80%           Class A         $   19.58           40

AXA/Loomis Sayles Growth Portfolio.....................     1.20%           Class B         $   25.63      174,394
AXA/Loomis Sayles Growth Portfolio.....................     1.35%           Class B         $   24.17    1,476,508
AXA/Loomis Sayles Growth Portfolio.....................     1.45%           Class B         $   29.79          712
AXA/Loomis Sayles Growth Portfolio.....................     1.50%           Class B         $   29.55          287
AXA/Loomis Sayles Growth Portfolio.....................     1.70%           Class B         $   23.02      173,847
AXA/Loomis Sayles Growth Portfolio.....................     1.95%           Class B         $   27.06           11
AXA/Loomis Sayles Growth Portfolio.....................     2.00%           Class B         $   26.85          204
AXA/Loomis Sayles Growth Portfolio.....................     2.35%           Class B         $   20.74      147,150
AXA/Loomis Sayles Growth Portfolio.....................     2.80%           Class B         $   23.69        1,082





 The accompanying notes are an integral part of these financial statements.


 FSA-15

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                         CONTRACT                             UNIT         UNITS
                                                         CHARGES*        SHARE CLASS**        VALUE     OUTSTANDING
                                                         ---------  ----------------------  ---------  ------------
Charter(SM) Multi-Sector Bond..........................     1.20%           Class A         $   13.53       31,613
Charter(SM) Multi-Sector Bond..........................     1.45%           Class A         $   12.81          162
Charter(SM) Multi-Sector Bond..........................     1.50%           Class A         $   12.71          132
Charter(SM) Multi-Sector Bond..........................     1.70%           Class A         $   12.41       48,579
Charter(SM) Multi-Sector Bond..........................     2.00%           Class A         $   10.39          210
Charter(SM) Multi-Sector Bond..........................     2.35%           Class A         $   11.20       67,734
Charter(SM) Multi-Sector Bond..........................     2.80%           Class A         $    9.17          168

Charter(SM) Small Cap Growth...........................     1.20%           Class B         $   18.44       50,850
Charter(SM) Small Cap Growth...........................     1.35%           Class B         $   26.69      221,191
Charter(SM) Small Cap Growth...........................     1.45%           Class B         $   23.77          439
Charter(SM) Small Cap Growth...........................     1.50%           Class B         $   23.58          118
Charter(SM) Small Cap Growth...........................     1.70%           Class B         $   16.87       54,235
Charter(SM) Small Cap Growth...........................     1.95%           Class B         $   20.29           12
Charter(SM) Small Cap Growth...........................     2.00%           Class B         $   20.13          164
Charter(SM) Small Cap Growth...........................     2.35%           Class B         $   14.94       49,920

Dreyfus Stock Index Fund, Inc..........................     1.35%       Initial Shares      $   19.45      680,738

EQ/BlackRock Basic Value Equity........................     1.20%           Class B         $   18.17       51,734
EQ/BlackRock Basic Value Equity........................     1.35%           Class B         $   17.86       64,135
EQ/BlackRock Basic Value Equity........................     1.50%           Class B         $   17.62          521
EQ/BlackRock Basic Value Equity........................     1.70%           Class B         $   17.00       47,207
EQ/BlackRock Basic Value Equity........................     1.95%           Class B         $   16.59          489
EQ/BlackRock Basic Value Equity........................     2.35%           Class B         $   15.59       56,508
EQ/BlackRock Basic Value Equity........................     2.85%           Class B         $   14.81          620

EQ/Capital Guardian Research...........................     1.20%           Class A         $   28.92       14,802
EQ/Capital Guardian Research...........................     1.25%           Class A         $   21.94       27,561
EQ/Capital Guardian Research...........................     1.35%           Class A         $   18.17       99,559
EQ/Capital Guardian Research...........................     1.70%           Class A         $   25.58       28,199
EQ/Capital Guardian Research...........................     2.35%           Class A         $   22.87       30,303
EQ/Capital Guardian Research...........................     2.80%           Class A         $   22.48          205

EQ/Core Bond Index.....................................     1.20%           Class A         $   13.65      144,146
EQ/Core Bond Index.....................................     1.25%           Class A         $   10.81      337,709
EQ/Core Bond Index.....................................     1.35%           Class A         $   12.94      455,076
EQ/Core Bond Index.....................................     1.45%           Class A         $   11.77          356
EQ/Core Bond Index.....................................     1.50%           Class A         $   11.67          595
EQ/Core Bond Index.....................................     1.70%           Class A         $   12.56      177,496
EQ/Core Bond Index.....................................     1.95%           Class A         $   10.07            4
EQ/Core Bond Index.....................................     2.00%           Class A         $    9.99          448
EQ/Core Bond Index.....................................     2.35%           Class A         $   11.22      137,816
EQ/Core Bond Index.....................................     2.80%           Class A         $    8.81       10,692





 The accompanying notes are an integral part of these financial statements.


 FSA-16

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                         CONTRACT                             UNIT         UNITS
                                                         CHARGES*        SHARE CLASS**        VALUE     OUTSTANDING
                                                         ---------  ----------------------  ---------  ------------
EQ/Intermediate Government Bond........................     1.20%           Class A         $   11.95       87,393
EQ/Intermediate Government Bond........................     1.25%           Class A         $   17.01       55,501
EQ/Intermediate Government Bond........................     1.35%           Class A         $   13.26      218,625
EQ/Intermediate Government Bond........................     1.45%           Class A         $   11.08          626
EQ/Intermediate Government Bond........................     1.50%           Class A         $   10.99          485
EQ/Intermediate Government Bond........................     1.70%           Class A         $   11.00      107,816
EQ/Intermediate Government Bond........................     1.95%           Class A         $   10.10          470
EQ/Intermediate Government Bond........................     2.00%           Class A         $   10.02          638
EQ/Intermediate Government Bond........................     2.35%           Class A         $    9.86      103,410
EQ/Intermediate Government Bond........................     2.80%           Class A         $    8.84          714

EQ/Large Cap Value Index...............................     1.20%           Class A         $   21.62      104,492
EQ/Large Cap Value Index...............................     1.35%           Class A         $   20.79      110,133
EQ/Large Cap Value Index...............................     1.45%           Class A         $   25.69          150
EQ/Large Cap Value Index...............................     1.50%           Class A         $   25.48          283
EQ/Large Cap Value Index...............................     1.70%           Class A         $   19.92      114,418
EQ/Large Cap Value Index...............................     1.95%           Class A         $   21.49          398
EQ/Large Cap Value Index...............................     2.00%           Class A         $   21.32          240
EQ/Large Cap Value Index...............................     2.35%           Class A         $   17.39      101,058
EQ/Large Cap Value Index...............................     2.80%           Class A         $   18.81        1,122

EQ/MFS International Growth............................     1.25%           Class B         $   23.68      191,058
EQ/MFS International Growth............................     1.35%           Class B         $   16.67      190,269

EQ/Mid Cap Index.......................................     1.20%           Class A         $   25.59       70,020
EQ/Mid Cap Index.......................................     1.35%           Class A         $   24.88       40,976
EQ/Mid Cap Index.......................................     1.45%           Class A         $   29.22          285
EQ/Mid Cap Index.......................................     1.50%           Class A         $   28.98          717
EQ/Mid Cap Index.......................................     1.70%           Class A         $   23.27       81,882
EQ/Mid Cap Index.......................................     1.95%           Class A         $   24.47            5
EQ/Mid Cap Index.......................................     2.00%           Class A         $   24.28          350
EQ/Mid Cap Index.......................................     2.35%           Class A         $   21.09      108,177
EQ/Mid Cap Index.......................................     2.80%           Class A         $   21.43        1,517

EQ/Money Market........................................     1.20%           Class A         $    9.90      245,015
EQ/Money Market........................................     1.25%           Class A         $    9.84      297,743
EQ/Money Market........................................     1.35%           Class A         $    9.70      902,129
EQ/Money Market........................................     1.45%           Class A         $    9.58          473
EQ/Money Market........................................     1.50%           Class A         $    9.51          998
EQ/Money Market........................................     1.70%           Class A         $    9.26      302,438
EQ/Money Market........................................     1.95%           Class A         $    8.96            1
EQ/Money Market........................................     2.00%           Class A         $    8.90          541
EQ/Money Market........................................     2.35%           Class A         $    8.49      334,128
EQ/Money Market........................................     2.80%           Class A         $    8.00          472





 The accompanying notes are an integral part of these financial statements.


 FSA-17

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                         CONTRACT                             UNIT         UNITS
                                                         CHARGES*        SHARE CLASS**        VALUE     OUTSTANDING
                                                         ---------  ----------------------  ---------  ------------
EQ/PIMCO Ultra Short Bond..............................     1.20%           Class B         $   12.04       59,420
EQ/PIMCO Ultra Short Bond..............................     1.35%           Class B         $   11.70       73,363
EQ/PIMCO Ultra Short Bond..............................     1.45%           Class B         $   11.37          183
EQ/PIMCO Ultra Short Bond..............................     1.50%           Class B         $   11.27           27
EQ/PIMCO Ultra Short Bond..............................     1.70%           Class B         $   11.11       61,165
EQ/PIMCO Ultra Short Bond..............................     1.95%           Class B         $    9.80          697
EQ/PIMCO Ultra Short Bond..............................     2.35%           Class B         $    9.93       46,732
EQ/PIMCO Ultra Short Bond..............................     2.80%           Class B         $    8.58        2,323

EQ/Quality Bond PLUS...................................     1.25%           Class B         $   22.91       66,984
EQ/Quality Bond PLUS...................................     1.35%           Class B         $   15.23      169,408

EQ/Small Company Index.................................     1.20%           Class A         $   30.35       23,015
EQ/Small Company Index.................................     1.25%           Class A         $  119.69        2,898
EQ/Small Company Index.................................     1.45%           Class A         $   31.58           96
EQ/Small Company Index.................................     1.50%           Class A         $   31.33          179
EQ/Small Company Index.................................     1.70%           Class A         $   28.18       20,534
EQ/Small Company Index.................................     2.35%           Class A         $   25.46       17,919
EQ/Small Company Index.................................     2.80%           Class A         $   24.57          233

EQ/T. Rowe Price Growth Stock..........................     1.25%           Class B         $   99.85      293,339
EQ/T. Rowe Price Growth Stock..........................     1.35%           Class B         $   21.86      554,938

EQ/UBS Growth & Income.................................     1.20%           Class B         $   19.67       53,910
EQ/UBS Growth & Income.................................     1.35%           Class B         $   19.57      620,560
EQ/UBS Growth & Income.................................     1.45%           Class B         $   25.03          119
EQ/UBS Growth & Income.................................     1.70%           Class B         $   18.65       49,182
EQ/UBS Growth & Income.................................     1.95%           Class B         $   22.06          392
EQ/UBS Growth & Income.................................     2.35%           Class B         $   17.00       35,691

Fidelity(R) VIP Contrafund(R) Portfolio................     1.35%        Service Class      $   26.72      571,362

Franklin Income VIP Fund...............................     1.20%           Class 2         $   23.46      104,629
Franklin Income VIP Fund...............................     1.35%           Class 2         $   22.88      134,054
Franklin Income VIP Fund...............................     1.45%           Class 2         $   22.70          162
Franklin Income VIP Fund...............................     1.50%           Class 2         $   22.52          332
Franklin Income VIP Fund...............................     1.70%           Class 2         $   21.33      177,126
Franklin Income VIP Fund...............................     2.35%           Class 2         $   19.30      163,764
Franklin Income VIP Fund...............................     2.80%           Class 2         $   18.07          122

Franklin Rising Dividends VIP Fund.....................     1.20%           Class 2         $   28.98       28,487
Franklin Rising Dividends VIP Fund.....................     1.35%           Class 2         $   28.36       71,985
Franklin Rising Dividends VIP Fund.....................     1.45%           Class 2         $   28.30           51
Franklin Rising Dividends VIP Fund.....................     1.70%           Class 2         $   26.60       52,175
Franklin Rising Dividends VIP Fund.....................     2.35%           Class 2         $   23.34       58,537
Franklin Rising Dividends VIP Fund.....................     2.80%           Class 2         $   22.27           85





 The accompanying notes are an integral part of these financial statements.


 FSA-18

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                         CONTRACT                             UNIT         UNITS
                                                         CHARGES*        SHARE CLASS**        VALUE     OUTSTANDING
                                                         ---------  ----------------------  ---------  ------------
Invesco V.I. Diversified Dividend Fund.................     1.20%          Series 1         $   10.46       11,063
Invesco V.I. Diversified Dividend Fund.................     1.50%          Series 1         $   12.04        8,612
Invesco V.I. Diversified Dividend Fund.................     1.70%          Series 1         $   10.08       23,766
Invesco V.I. Diversified Dividend Fund.................     2.35%          Series 1         $    9.25       24,013

Invesco V.I. Global Core Equity Fund...................     1.20%          Series 1         $   13.86       17,757
Invesco V.I. Global Core Equity Fund...................     1.50%          Series 1         $   16.57           32
Invesco V.I. Global Core Equity Fund...................     1.70%          Series 1         $   12.88       13,440
Invesco V.I. Global Core Equity Fund...................     1.95%          Series 1         $   15.40            6
Invesco V.I. Global Core Equity Fund...................     2.35%          Series 1         $   11.49       11,453

Invesco V.I. Health Care Fund..........................     1.20%          Series 1         $   25.37       18,149
Invesco V.I. Health Care Fund..........................     1.70%          Series 1         $   23.34       18,740
Invesco V.I. Health Care Fund..........................     2.85%          Series 1         $   20.72       23,579

Invesco V.I. Technology Fund...........................     1.20%          Series 1         $   19.08       14,715
Invesco V.I. Technology Fund...........................     1.70%          Series 1         $   17.68        8,491
Invesco V.I. Technology Fund...........................     2.35%          Series 1         $   17.55       19,956

Janus Henderson Balanced Portfolio.....................     1.35%    Institutional Shares   $   26.33      445,995

Janus Henderson Enterprise Portfolio...................     1.35%    Institutional Shares   $   24.77      438,336

Janus Henderson Forty Portfolio........................     1.35%    Institutional Shares   $   28.51      330,066
Janus Henderson Forty Portfolio........................     1.20%       Service Shares      $   35.56       32,854
Janus Henderson Forty Portfolio........................     1.45%       Service Shares      $   38.69          261
Janus Henderson Forty Portfolio........................     1.50%       Service Shares      $   38.38          309
Janus Henderson Forty Portfolio........................     1.70%       Service Shares      $   34.37       24,638
Janus Henderson Forty Portfolio........................     2.00%       Service Shares      $   35.90           22
Janus Henderson Forty Portfolio........................     2.35%       Service Shares      $   30.85       20,992
Janus Henderson Forty Portfolio........................     2.85%       Service Shares      $   31.67        1,014

Janus Henderson Global Research Portfolio..............     1.35%    Institutional Shares   $   13.90      401,212

Janus Henderson Overseas Portfolio.....................     1.20%       Service Shares      $   18.75       74,657
Janus Henderson Overseas Portfolio.....................     1.45%       Service Shares      $   24.74          330
Janus Henderson Overseas Portfolio.....................     1.50%       Service Shares      $   24.54          723
Janus Henderson Overseas Portfolio.....................     1.70%       Service Shares      $   18.56       88,848
Janus Henderson Overseas Portfolio.....................     2.00%       Service Shares      $   22.30          271
Janus Henderson Overseas Portfolio.....................     2.35%       Service Shares      $   16.59       60,998
Janus Henderson Overseas Portfolio.....................     2.80%       Service Shares      $   19.68          382

MFS(R) Utilities Series................................     1.20%        Initial Class      $   43.13       36,097
MFS(R) Utilities Series................................     1.50%        Initial Class      $   52.44          200
MFS(R) Utilities Series................................     1.70%        Initial Class      $   38.79       28,623
MFS(R) Utilities Series................................     2.35%        Initial Class      $   32.58       19,809





 The accompanying notes are an integral part of these financial statements.


 FSA-19

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2018



                                                         CONTRACT                             UNIT         UNITS
                                                         CHARGES*        SHARE CLASS**        VALUE     OUTSTANDING
                                                         ---------  ----------------------  ---------  ------------
Oppenheimer Global Fund/VA.............................     1.20%        Service Class      $   32.83       41,914
Oppenheimer Global Fund/VA.............................     1.35%        Service Class      $   31.91       90,412
Oppenheimer Global Fund/VA.............................     1.45%        Service Class      $   32.38          234
Oppenheimer Global Fund/VA.............................     1.50%        Service Class      $   32.12          536
Oppenheimer Global Fund/VA.............................     1.70%        Service Class      $   30.67       44,428
Oppenheimer Global Fund/VA.............................     2.00%        Service Class      $   28.55          143
Oppenheimer Global Fund/VA.............................     2.35%        Service Class      $   24.69       40,177
Oppenheimer Global Fund/VA.............................     2.80%        Service Class      $   25.19          888

PIMCO Global Bond Opportunities Portfolio
   (Unhedged)..........................................     1.20%    Administrative Class   $   19.27       53,612
PIMCO Global Bond Opportunities Portfolio
   (Unhedged)..........................................     1.35%    Administrative Class   $   18.19       58,101
PIMCO Global Bond Opportunities Portfolio
   (Unhedged)..........................................     1.45%    Administrative Class   $   16.61          217
PIMCO Global Bond Opportunities Portfolio
   (Unhedged)..........................................     1.50%    Administrative Class   $   16.48          228
PIMCO Global Bond Opportunities Portfolio
   (Unhedged)..........................................     1.70%    Administrative Class   $   17.72       48,042
PIMCO Global Bond Opportunities Portfolio
   (Unhedged)..........................................     2.00%    Administrative Class   $   13.37          211
PIMCO Global Bond Opportunities Portfolio
   (Unhedged)..........................................     2.35%    Administrative Class   $   16.04       47,217
PIMCO Global Bond Opportunities Portfolio
   (Unhedged)..........................................     2.80%    Administrative Class   $   11.79        1,060

ProFund VP Bear........................................     1.20%        Common Shares      $    1.55          760
ProFund VP Bear........................................     1.35%        Common Shares      $    1.52        3,039
ProFund VP Bear........................................     1.50%        Common Shares      $    1.47           32
ProFund VP Bear........................................     1.70%        Common Shares      $    1.58        8,588
ProFund VP Bear........................................     2.35%        Common Shares      $    1.30        2,555

ProFund VP Rising Rates Opportunity....................     1.20%        Common Shares      $    2.13       21,498
ProFund VP Rising Rates Opportunity....................     1.35%        Common Shares      $    1.90       39,141
ProFund VP Rising Rates Opportunity....................     1.50%        Common Shares      $    1.86           11
ProFund VP Rising Rates Opportunity....................     1.70%        Common Shares      $    1.97       25,929
ProFund VP Rising Rates Opportunity....................     2.35%        Common Shares      $    1.77       34,455
ProFund VP Rising Rates Opportunity....................     2.85%        Common Shares      $    1.57          227

ProFund VP UltraBull...................................     1.20%        Common Shares      $   31.18        8,295
ProFund VP UltraBull...................................     1.35%        Common Shares      $   34.18        7,535
ProFund VP UltraBull...................................     1.45%        Common Shares      $   34.66          160
ProFund VP UltraBull...................................     1.70%        Common Shares      $   28.23       13,872
ProFund VP UltraBull...................................     2.35%        Common Shares      $   28.96       16,884
ProFund VP UltraBull...................................     2.80%        Common Shares      $   26.39          886

* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.





 The accompanying notes are an integral part of these financial statements.


 FSA-20

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                            1290 VT GAMCO     1290 VT GAMCO
                                                          1290 VT EQUITY     MERGERS AND      SMALL COMPANY   1290 VT SOCIALLY
                                                              INCOME*       ACQUISITIONS*        VALUE*         RESPONSIBLE*
                                                             1/1/2018         1/1/2018          1/1/2018          1/1/2018
                                                                TO               TO                TO                TO
                                                            12/31/2018       12/31/2018        12/31/2018        12/31/2018
                                                          --------------  ----------------  ----------------  ----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................  $     209,841     $    25,208      $      553,319     $    14,581

   EXPENSES:
     Asset-based charges................................        165,899          27,694           1,425,873          22,489
                                                          --------------  ----------------  ----------------  ----------------
Net investment income (loss)............................         43,942          (2,486)           (872,554)         (7,908)
                                                          --------------  ----------------  ----------------  ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         38,847           6,656           6,308,307          46,513
   Realized gain distribution from the portfolios.......      2,834,937          46,192           4,488,713          40,833
                                                          --------------  ----------------  ----------------  ----------------
Net realized gain (loss) on investments.................      2,873,784          52,848          10,797,020          87,346
Net change in unrealized appreciation (depreciation)
   of investments.......................................     (4,309,535)       (162,857)        (26,811,101)       (161,356)
                                                          --------------  ----------------  ----------------  ----------------
Net realized and unrealized gain (loss) on investments..     (1,435,751)       (110,009)        (16,014,081)        (74,010)
                                                          --------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................  $  (1,391,809)    $  (112,495)     $  (16,886,635)    $   (81,918)
                                                          ==============  ================  ================  ================


                                                             ALL ASSET    AXA AGGRESSIVE
                                                          GROWTH-ALT 20*    ALLOCATION*
                                                             1/1/2018        1/1/2018
                                                                TO              TO
                                                            12/31/2018      12/31/2018
                                                          --------------  ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................  $   1,632,717     $    18,496

   EXPENSES:
     Asset-based charges................................      1,238,324          18,190
                                                          --------------  ---------------
Net investment income (loss)............................        394,393             306
                                                          --------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................      1,684,115          24,391
   Realized gain distribution from the portfolios.......      3,126,208          66,655
                                                          --------------  ---------------
Net realized gain (loss) on investments.................      4,810,323          91,046
Net change in unrealized appreciation (depreciation)
   of investments.......................................    (13,260,066)       (209,326)
                                                          --------------  ---------------
Net realized and unrealized gain (loss) on investments..     (8,449,743)       (118,280)
                                                          --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................  $  (8,055,350)    $  (117,974)
                                                          ==============  ===============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-21

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2018




                                                           AXA CONSERVATIVE    AXA CONSERVATIVE-   AXA GLOBAL EQUITY
                                                              ALLOCATION*      PLUS ALLOCATION*   MANAGED VOLATILITY*
                                                               1/1/2018            1/1/2018            1/1/2018
                                                                  TO                  TO                  TO
                                                              12/31/2018          12/31/2018          12/31/2018
                                                          ------------------  ------------------  -------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................      $  29,133           $   16,536          $    26,221

   EXPENSES:
     Asset-based charges................................         26,446               29,649               45,896
                                                          ------------------  ------------------  -------------------
Net investment income (loss)............................          2,687              (13,113)             (19,675)
                                                          ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         (4,331)             (87,593)             167,357
   Realized gain distribution from the portfolios.......         45,596               72,057              186,114
                                                          ------------------  ------------------  -------------------
Net realized gain (loss) on investments.................         41,265              (15,536)             353,471
Net change in unrealized appreciation (depreciation)
   of investments.......................................        (99,696)             (52,815)            (685,105)
                                                          ------------------  ------------------  -------------------
Net realized and unrealized gain (loss) on investments..        (58,431)             (68,351)            (331,634)
                                                          ------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................      $ (55,744)          $  (81,464)         $  (351,309)
                                                          ==================  ==================  ===================

                                                            AXA LARGE CAP      AXA LARGE CAP    AXA MID CAP
                                                           GROWTH MANAGED      VALUE MANAGED   VALUE MANAGED
                                                             VOLATILITY*        VOLATILITY*     VOLATILITY*
                                                              1/1/2018           1/1/2018        1/1/2018
                                                                 TO                 TO              TO
                                                             12/31/2018         12/31/2018      12/31/2018
                                                          -----------------  ---------------  --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $      34,923      $    78,218     $    155,494

   EXPENSES:
     Asset-based charges................................           98,106           47,083          209,701
                                                          -----------------  ---------------  --------------
Net investment income (loss)............................          (63,183)          31,135          (54,207)
                                                          -----------------  ---------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................          286,415          155,940          666,915
   Realized gain distribution from the portfolios.......          604,426          146,948        1,006,236
                                                          -----------------  ---------------  --------------
Net realized gain (loss) on investments.................          890,841          302,888        1,673,151
Net change in unrealized appreciation (depreciation)
   of investments.......................................       (1,087,242)        (689,599)      (3,500,754)
                                                          -----------------  ---------------  --------------
Net realized and unrealized gain (loss) on investments..         (196,401)        (386,711)      (1,827,603)
                                                          -----------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $    (259,584)     $  (355,576)    $ (1,881,810)
                                                          =================  ===============  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-22

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                                  AXA/AB
                                                           AXA MODERATE    AXA MODERATE-PLUS     SMALL CAP     AXA/JANUS
                                                            ALLOCATION*       ALLOCATION*         GROWTH*     ENTERPRISE*
                                                             1/1/2018          1/1/2018          1/1/2018      1/1/2018
                                                                TO                TO                TO            TO
                                                            12/31/2018        12/31/2018        12/31/2018    12/31/2018
                                                          --------------  -------------------  ------------  -------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $   106,178        $   54,921       $     1,605    $        --

   EXPENSES:
     Asset-based charges................................        95,838            49,614            24,779        110,954
                                                          --------------  -------------------  ------------  -------------
Net investment income (loss)............................        10,340             5,307           (23,174)      (110,954)
                                                          --------------  -------------------  ------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................        22,985            18,642            45,690        154,001
   Realized gain distribution from the portfolios.......       265,939           168,233           201,138        369,646
                                                          --------------  -------------------  ------------  -------------
Net realized gain (loss) on investments.................       288,924           186,875           246,828        523,647
Net change in unrealized appreciation (depreciation)
   of investments.......................................      (717,523)         (473,058)         (331,588)      (612,660)
                                                          --------------  -------------------  ------------  -------------
Net realized and unrealized gain (loss) on investments..      (428,599)         (286,183)          (84,760)       (89,013)
                                                          --------------  -------------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $  (418,259)       $ (280,876)      $  (107,934)   $  (199,967)
                                                          ==============  ===================  ============  =============

                                                           AXA/LOOMIS      CHARTER(SM)
                                                             SAYLES       MULTI-SECTOR
                                                             GROWTH*          BOND*
                                                            1/1/2018        1/1/2018
                                                               TO              TO
                                                           12/31/2018      12/31/2018
                                                          --------------  ------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................  $      47,782    $  41,263

   EXPENSES:
     Asset-based charges................................        780,920       36,595
                                                          --------------  ------------
Net investment income (loss)............................       (733,138)       4,668
                                                          --------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................      1,681,320      (13,938)
   Realized gain distribution from the portfolios.......      5,129,227           --
                                                          --------------  ------------
Net realized gain (loss) on investments.................      6,810,547      (13,938)
Net change in unrealized appreciation (depreciation)
   of investments.......................................     (8,032,187)     (40,102)
                                                          --------------  ------------
Net realized and unrealized gain (loss) on investments..     (1,221,640)     (54,040)
                                                          --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................  $  (1,954,778)   $ (49,372)
                                                          ==============  ============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-23

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2018



                                                           CHARTER(SM)                     EQ/BLACKROCK
                                                            SMALL CAP      DREYFUS STOCK    BASIC VALUE        EQ/CAPITAL
                                                             GROWTH*     INDEX FUND, INC.     EQUITY*      GUARDIAN RESEARCH*
                                                            1/1/2018         1/1/2018        1/1/2018           1/1/2018
                                                               TO               TO              TO                 TO
                                                           12/31/2018       12/31/2018      12/31/2018         12/31/2018
                                                          -------------  ----------------  --------------  -------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................  $    360,582     $    247,278    $      69,959      $      27,512

   EXPENSES:
     Asset-based charges................................       149,689          204,756           75,017             75,690
                                                          -------------  ----------------  --------------  -------------------
Net investment income (loss)............................       210,893           42,522           (5,058)           (48,178)
                                                          -------------  ----------------  --------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................       616,753          717,489          390,226            282,299
   Realized gain distribution from the portfolios.......       752,327          338,265          358,423            549,779
                                                          -------------  ----------------  --------------  -------------------
Net realized gain (loss) on investments.................     1,369,080        1,055,754          748,649            832,078
Net change in unrealized appreciation (depreciation)
   of investments.......................................    (2,135,302)      (1,903,802)      (1,150,940)        (1,063,731)
                                                          -------------  ----------------  --------------  -------------------
Net realized and unrealized gain (loss) on investments..      (766,222)        (848,048)        (402,291)          (231,653)
                                                          -------------  ----------------  --------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................  $   (555,329)    $   (805,526)   $    (407,349)     $    (279,831)
                                                          =============  ================  ==============  ===================

                                                                          EQ/INTERMEDIATE
                                                           EQ/CORE BOND     GOVERNMENT
                                                              INDEX*           BOND*
                                                             1/1/2018        1/1/2018
                                                                TO              TO
                                                            12/31/2018      12/31/2018
                                                          --------------  ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $  296,411      $   92,039

   EXPENSES:
     Asset-based charges................................       239,965         113,154
                                                          --------------  ---------------
Net investment income (loss)............................        56,446         (21,115)
                                                          --------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................       (15,391)          6,798
   Realized gain distribution from the portfolios.......            --              --
                                                          --------------  ---------------
Net realized gain (loss) on investments.................       (15,391)          6,798
Net change in unrealized appreciation (depreciation)
   of investments.......................................      (270,995)        (45,573)
                                                          --------------  ---------------
Net realized and unrealized gain (loss) on investments..      (286,386)        (38,775)
                                                          --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $ (229,940)     $  (59,890)
                                                          ==============  ===============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-24

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                              EQ/MFS
                                                          EQ/LARGE CAP     INTERNATIONAL   EQ/MID CAP     EQ/MONEY
                                                          VALUE INDEX*        GROWTH*        INDEX*        MARKET*
                                                            1/1/2018         1/1/2018       1/1/2018      1/1/2018
                                                               TO               TO             TO            TO
                                                           12/31/2018       12/31/2018     12/31/2018    12/31/2018
                                                          --------------  --------------  -------------  -----------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................  $     195,906   $      75,304   $     89,061   $  215,052

   EXPENSES:
     Asset-based charges................................        161,276         115,744        151,055      248,248
                                                          --------------  --------------  -------------  -----------
Net investment income (loss)............................         34,630         (40,440)       (61,994)     (33,196)
                                                          --------------  --------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................        477,686         242,125        475,274          205
   Realized gain distribution from the portfolios.......        386,980         783,684        611,165           --
                                                          --------------  --------------  -------------  -----------
Net realized gain (loss) on investments.................        864,666       1,025,809      1,086,439          205
Net change in unrealized appreciation (depreciation)
   of investments.......................................     (1,910,502)     (1,900,518)    (2,109,477)         504
                                                          --------------  --------------  -------------  -----------
Net realized and unrealized gain (loss) on investments..     (1,045,836)       (874,709)    (1,023,038)         709
                                                          --------------  --------------  -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................  $  (1,011,206)  $    (915,149)  $ (1,085,032)  $  (32,487)
                                                          ==============  ==============  =============  ===========


                                                              EQ/PIMCO        EQ/QUALITY
                                                          ULTRA SHORT BOND*   BOND PLUS*
                                                              1/1/2018         1/1/2018
                                                                 TO               TO
                                                             12/31/2018       12/31/2018
                                                          -----------------  ------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................      $  55,249       $  71,381

   EXPENSES:
     Asset-based charges................................         47,037          56,551
                                                          -----------------  ------------
Net investment income (loss)............................          8,212          14,830
                                                          -----------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................          4,854         (36,500)
   Realized gain distribution from the portfolios.......             --              --
                                                          -----------------  ------------
Net realized gain (loss) on investments.................          4,854         (36,500)
Net change in unrealized appreciation (depreciation)
   of investments.......................................        (30,716)        (37,745)
                                                          -----------------  ------------
Net realized and unrealized gain (loss) on investments..        (25,862)        (74,245)
                                                          -----------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................      $ (17,650)      $ (59,415)
                                                          =================  ============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-25

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                                                 FIDELITY(R) VIP
                                                              EQ/SMALL      EQ/T.ROWE PRICE   EQ/UBS GROWTH &     CONTRAFUND(R)
                                                           COMPANY INDEX*    GROWTH STOCK*        INCOME*           PORTFOLIO
                                                              1/1/2018         1/1/2018          1/1/2018           1/1/2018
                                                                 TO               TO                TO                 TO
                                                             12/31/2018       12/31/2018        12/31/2018         12/31/2018
                                                          ---------------  ----------------  ------------------  ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $    23,776     $          --      $      61,611      $    107,046

   EXPENSES:
     Asset-based charges................................         43,535           614,171            266,192           246,742
                                                          ---------------  ----------------  ------------------  ---------------
Net investment income (loss)............................        (19,759)         (614,171)          (204,581)         (139,696)
                                                          ---------------  ----------------  ------------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................        128,840         3,114,738          1,149,028           694,816
   Realized gain distribution from the portfolios.......        206,257         3,558,417          1,943,927         1,598,484
                                                          ---------------  ----------------  ------------------  ---------------
Net realized gain (loss) on investments.................        335,097         6,673,155          3,092,955         2,293,300
Net change in unrealized appreciation (depreciation)
   of investments.......................................       (621,465)       (6,972,433)        (5,418,329)       (3,390,360)
                                                          ---------------  ----------------  ------------------  ---------------
Net realized and unrealized gain (loss) on investments..       (286,368)         (299,278)        (2,325,374)       (1,097,060)
                                                          ---------------  ----------------  ------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $  (306,127)    $    (913,449)     $  (2,529,955)     $ (1,236,756)
                                                          ===============  ================  ==================  ===============

                                                                             FRANKLIN RISING
                                                          FRANKLIN INCOME       DIVIDENDS
                                                             VIP FUND           VIP FUND
                                                             1/1/2018           1/1/2018
                                                                TO                 TO
                                                            12/31/2018         12/31/2018
                                                          ----------------  ----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $     655,360      $    77,942

   EXPENSES:
     Asset-based charges................................         229,722          104,317
                                                          ----------------  ----------------
Net investment income (loss)............................         425,638          (26,375)
                                                          ----------------  ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         134,054          122,070
   Realized gain distribution from the portfolios.......              --          377,513
                                                          ----------------  ----------------
Net realized gain (loss) on investments.................         134,054          499,583
Net change in unrealized appreciation (depreciation)
   of investments.......................................      (1,345,391)        (877,234)
                                                          ----------------  ----------------
Net realized and unrealized gain (loss) on investments..      (1,211,337)        (377,651)
                                                          ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $    (785,699)     $  (404,026)
                                                          ================  ================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-26

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2018



                                                           INVESCO V.I.   INVESCO V.I.    INVESCO V.I.
                                                            DIVERSIFIED    GLOBAL CORE       HEALTH       INVESCO V.I.
                                                           DIVIDEND FUND   EQUITY FUND      CARE FUND    TECHNOLOGY FUND
                                                             1/1/2018       1/1/2018        1/1/2018        1/1/2018
                                                                TO             TO              TO              TO
                                                            12/31/2018     12/31/2018      12/31/2018      12/31/2018
                                                          --------------  -------------  -------------  -----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $    18,276    $     7,142    $        --      $        --

   EXPENSES:
     Asset-based charges................................         14,156         11,168         29,354           17,805
                                                          --------------  -------------  -------------  -----------------
Net investment income (loss)............................          4,120         (4,026)       (29,354)         (17,805)
                                                          --------------  -------------  -------------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         94,321         34,198         54,243           77,657
   Realized gain distribution from the portfolios.......         26,242             --        212,847           41,012
                                                          --------------  -------------  -------------  -----------------
Net realized gain (loss) on investments.................        120,563         34,198        267,090          118,669
Net change in unrealized appreciation (depreciation)
   of investments.......................................       (195,502)      (142,103)      (252,120)        (100,033)
                                                          --------------  -------------  -------------  -----------------
Net realized and unrealized gain (loss) on investments..        (74,939)      (107,905)        14,970           18,636
                                                          --------------  -------------  -------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $   (70,819)   $  (111,931)   $   (14,384)     $       831
                                                          ==============  =============  =============  =================

                                                           JANUS HENDERSON    JANUS HENDERSON
                                                              BALANCED          ENTERPRISE
                                                              PORTFOLIO          PORTFOLIO
                                                              1/1/2018           1/1/2018
                                                                 TO                 TO
                                                             12/31/2018         12/31/2018
                                                          -----------------  -----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................     $   275,518       $      29,446

   EXPENSES:
     Asset-based charges................................         174,193             168,872
                                                          -----------------  -----------------
Net investment income (loss)............................         101,325            (139,426)
                                                          -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         328,844             606,740
   Realized gain distribution from the portfolios.......         352,037             573,334
                                                          -----------------  -----------------
Net realized gain (loss) on investments.................         680,881           1,180,074
Net change in unrealized appreciation (depreciation)
   of investments.......................................        (825,613)         (1,162,809)
                                                          -----------------  -----------------
Net realized and unrealized gain (loss) on investments..        (144,732)             17,265
                                                          -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................     $   (43,407)      $    (122,161)
                                                          =================  =================




 The accompanying notes are an integral part of these financial statements.


 FSA-27

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2018




                                                              JANUS              JANUS            JANUS
                                                            HENDERSON          HENDERSON        HENDERSON
                                                              FORTY             GLOBAL          OVERSEAS    MFS(R) UTILITIES
                                                            PORTFOLIO     RESEARCH PORTFOLIO    PORTFOLIO        SERIES
                                                            1/1/2018           1/1/2018         1/1/2018        1/1/2018
                                                               TO                 TO               TO              TO
                                                           12/31/2018         12/31/2018       12/31/2018      12/31/2018
                                                          --------------  ------------------  ------------  ----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................  $          --       $   72,275      $    82,817      $   38,705

   EXPENSES:
     Asset-based charges................................        195,866           87,374           85,430          58,114
                                                          --------------  ------------------  ------------  ----------------
Net investment income (loss)............................       (195,866)         (15,099)          (2,613)        (19,409)
                                                          --------------  ------------------  ------------  ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................        274,884          316,445         (148,716)         79,826
   Realized gain distribution from the portfolios.......      1,859,111               --               --          13,439
                                                          --------------  ------------------  ------------  ----------------
Net realized gain (loss) on investments.................      2,133,995          316,445         (148,716)         93,265
Net change in unrealized appreciation (depreciation)
   of investments.......................................     (1,798,214)        (789,563)        (670,819)        (98,580)
                                                          --------------  ------------------  ------------  ----------------
Net realized and unrealized gain (loss) on investments..        335,781         (473,118)        (819,535)         (5,315)
                                                          --------------  ------------------  ------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................  $     139,915       $ (488,217)     $  (822,148)     $  (24,724)
                                                          ==============  ==================  ============  ================

                                                                               PIMCO
                                                                            GLOBAL BOND
                                                                           OPPORTUNITIES
                                                             OPPENHEIMER     PORTFOLIO
                                                           GLOBAL FUND/VA   (UNHEDGED)
                                                              1/1/2018       1/1/2018
                                                                 TO             TO
                                                             12/31/2018     12/31/2018
                                                          ---------------  --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $      62,354    $   258,180

   EXPENSES:
     Asset-based charges................................         128,763         65,064
                                                          ---------------  --------------
Net investment income (loss)............................         (66,409)       193,116
                                                          ---------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         483,937        (70,071)
   Realized gain distribution from the portfolios.......         581,573         10,980
                                                          ---------------  --------------
Net realized gain (loss) on investments.................       1,065,510        (59,091)
Net change in unrealized appreciation (depreciation)
   of investments.......................................      (2,158,030)      (366,782)
                                                          ---------------  --------------
Net realized and unrealized gain (loss) on investments..      (1,092,520)      (425,873)
                                                          ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $  (1,158,929)   $  (232,757)
                                                          ===============  ==============




 The accompanying notes are an integral part of these financial statements.


 FSA-28

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                                       PROFUND
                                                                                   PROFUND         VP RISING RATES         PROFUND
                                                                                   VP BEAR           OPPORTUNITY        VP ULTRABULL
                                                                                  1/1/2018            1/1/2018            1/1/2018
                                                                                     TO                  TO                  TO
                                                                                 12/31/2018          12/31/2018          12/31/2018
                                                                                 ----------       ----------------      ------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios..........................................      $     --           $      --           $       --

   EXPENSES:
     Asset-based charges....................................................           378               3,576               38,510
                                                                                 ----------       ----------------      ------------
Net investment income (loss)................................................          (378)             (3,576)             (38,510)
                                                                                 ----------       ----------------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments......................................        (6,426)            (20,090)            (132,347)
   Realized gain distribution from the portfolios...........................            --                  --              466,090
                                                                                 ----------       ----------------      ------------
Net realized gain (loss) on investments.....................................        (6,426)            (20,090)             333,743
Net change in unrealized appreciation (depreciation) of investments.........         7,358              25,710             (586,765)
                                                                                 ----------       ----------------      ------------
Net realized and unrealized gain (loss) on investments......................           932               5,620             (253,022)
                                                                                 ----------       ----------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............      $    554           $   2,044           $ (291,532)
                                                                                 ==========       ================      ============




 The accompanying notes are an integral part of these financial statements.


 FSA-29

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                               1290 VT GAMCO     1290 VT GAMCO
                                                            1290 VT EQUITY      MERGERS AND      SMALL COMPANY   1290 VT SOCIALLY
                                                                INCOME*        ACQUISITIONS*        VALUE*         RESPONSIBLE*
                                                               1/1/2018          1/1/2018          1/1/2018          1/1/2018
                                                                  TO                TO                TO                TO
                                                              12/31/2018        12/31/2018        12/31/2018        12/31/2018
                                                            ---------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $      43,942     $    (2,486)    $      (872,554)    $    (7,908)
Net realized gain (loss) on investments...................       2,873,784          52,848          10,797,020          87,346
Net change in unrealized appreciation (depreciation) of
   investments............................................      (4,309,535)       (162,857)        (26,811,101)       (161,356)
                                                            ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................      (1,391,809)       (112,495)        (16,886,635)        (81,918)
                                                            ---------------  ----------------  ----------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         104,357          25,941             770,712          18,797
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (350,506)        (16,982)         (2,253,574)        (14,096)
Redemptions for contract benefits and terminations........        (990,202)        (90,943)        (11,507,473)       (112,101)
Contract maintenance charges..............................            (780)            (86)            (33,199)           (121)
                                                            ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (1,237,131)        (82,070)        (13,023,534)       (107,521)
                                                            ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --              --                  --              --
                                                            ---------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (2,628,940)       (194,565)        (29,910,169)       (189,439)

Net Assets - Beginning of Year............................      11,727,043       1,810,893         113,202,201       1,597,470
                                                            ---------------  ----------------  ----------------  ----------------
Net Assets - End of Year..................................   $   9,098,103     $ 1,616,328     $    83,292,032     $ 1,408,031
                                                            ===============  ================  ================  ================


                                                               ALL ASSET       AXA AGGRESSIVE
                                                            GROWTH-ALT 20*       ALLOCATION*
                                                               1/1/2018           1/1/2018
                                                                  TO                 TO
                                                              12/31/2018         12/31/2018
                                                            ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $       394,393     $        306
Net realized gain (loss) on investments...................        4,810,323           91,046
Net change in unrealized appreciation (depreciation) of
   investments............................................      (13,260,066)        (209,326)
                                                            ----------------  ---------------
Net increase (decrease) in net assets resulting from
   operations.............................................       (8,055,350)        (117,974)
                                                            ----------------  ---------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          726,060            8,457
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (1,750,709)          (5,411)
Redemptions for contract benefits and terminations........      (10,477,295)        (190,930)
Contract maintenance charges..............................          (72,286)            (399)
                                                            ----------------  ---------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (11,574,230)        (188,283)
                                                            ----------------  ---------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --               --
                                                            ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (19,629,580)        (306,257)

Net Assets - Beginning of Year............................      102,756,622        1,356,744
                                                            ----------------  ---------------
Net Assets - End of Year..................................  $    83,127,042     $  1,050,487
                                                            ================  ===============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.





 The accompanying notes are an integral part of these financial statements.


 FSA-30

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2018




                                                            AXA CONSERVATIVE     AXA CONSERVATIVE-   AXA GLOBAL EQUITY
                                                               ALLOCATION*       PLUS ALLOCATION*   MANAGED VOLATILITY*
                                                                1/1/2018             1/1/2018            1/1/2018
                                                                   TO                   TO                  TO
                                                               12/31/2018           12/31/2018          12/31/2018
                                                            ------------------  ------------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $      2,687        $     (13,113)       $    (19,675)
Net realized gain (loss) on investments...................          41,265              (15,536)            353,471
Net change in unrealized appreciation (depreciation) of
   investments............................................         (99,696)             (52,815)           (685,105)
                                                            ------------------  ------------------  -------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         (55,744)             (81,464)           (351,309)
                                                            ------------------  ------------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           2,030                1,638              37,721
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          73,140           (1,383,401)             (3,567)
Redemptions for contract benefits and terminations........         (95,641)            (271,288)           (371,651)
Contract maintenance charges..............................            (260)                (284)               (438)
                                                            ------------------  ------------------  -------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (20,731)          (1,653,335)           (337,935)
                                                            ------------------  ------------------  -------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                   --                  --
                                                            ------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (76,475)          (1,734,799)           (689,244)

Net Assets - Beginning of Year............................       1,906,816            2,777,026           2,877,482
                                                            ------------------  ------------------  -------------------
Net Assets - End of Year..................................    $  1,830,341        $   1,042,227        $  2,188,238
                                                            ==================  ==================  ===================

                                                              AXA LARGE CAP    AXA LARGE CAP
                                                             GROWTH MANAGED    VALUE MANAGED    AXA MID CAP VALUE
                                                               VOLATILITY*      VOLATILITY*    MANAGED VOLATILITY*
                                                                1/1/2018         1/1/2018           1/1/2018
                                                                   TO               TO                 TO
                                                               12/31/2018       12/31/2018         12/31/2018
                                                            ----------------  ---------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     (63,183)    $     31,135      $      (54,207)
Net realized gain (loss) on investments...................         890,841          302,888           1,673,151
Net change in unrealized appreciation (depreciation) of
   investments............................................      (1,087,242)        (689,599)         (3,500,754)
                                                            ----------------  ---------------  -------------------
Net increase (decrease) in net assets resulting from
   operations.............................................        (259,584)        (355,576)         (1,881,810)
                                                            ----------------  ---------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          28,463           10,659             108,422
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (68,710)         (17,540)           (124,077)
Redemptions for contract benefits and terminations........        (618,341)        (433,687)         (1,188,187)
Contract maintenance charges..............................              --           (1,099)             (1,429)
                                                            ----------------  ---------------  -------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (658,588)        (441,667)         (1,205,271)
                                                            ----------------  ---------------  -------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --               --                  --
                                                            ----------------  ---------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (918,172)        (797,243)         (3,087,081)

Net Assets - Beginning of Year............................       7,231,750        3,556,486          13,915,481
                                                            ----------------  ---------------  -------------------
Net Assets - End of Year..................................   $   6,313,578     $  2,759,243      $   10,828,400
                                                            ================  ===============  ===================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.





 The accompanying notes are an integral part of these financial statements.


 FSA-31

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2018



                                                             AXA MODERATE    AXA MODERATE-PLUS   AXA/AB SMALL CAP     AXA/JANUS
                                                              ALLOCATION*       ALLOCATION*           GROWTH*        ENTERPRISE*
                                                               1/1/2018          1/1/2018            1/1/2018         1/1/2018
                                                                  TO                TO                  TO               TO
                                                              12/31/2018        12/31/2018          12/31/2018       12/31/2018
                                                            --------------  ------------------  ------------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     10,340      $      5,307        $    (23,174)    $   (110,954)
Net realized gain (loss) on investments...................        288,924           186,875             246,828          523,647
Net change in unrealized appreciation (depreciation) of
   investments............................................       (717,523)         (473,058)           (331,588)        (612,660)
                                                            --------------  ------------------  ------------------  -------------
Net increase (decrease) in net assets resulting from
   operations.............................................       (418,259)         (280,876)           (107,934)        (199,967)
                                                            --------------  ------------------  ------------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        239,995            63,899              10,080          121,465
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        128,567            79,816             (37,147)         344,566
Redemptions for contract benefits and terminations........       (444,556)         (187,654)           (219,445)        (806,082)
Contract maintenance charges..............................           (836)             (448)               (250)            (917)
                                                            --------------  ------------------  ------------------  -------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (76,830)          (44,387)           (246,762)        (340,968)
                                                            --------------  ------------------  ------------------  -------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                --                  --               --
                                                            --------------  ------------------  ------------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (495,089)         (325,263)           (354,696)        (540,935)

Net Assets - Beginning of Year............................      6,803,467         3,451,360           1,497,732        6,665,649
                                                            --------------  ------------------  ------------------  -------------
Net Assets - End of Year..................................   $  6,308,378      $  3,126,097        $  1,143,036     $  6,124,714
                                                            ==============  ==================  ==================  =============

                                                             AXA/LOOMIS SAYLES   CHARTER(SM) MULTI-
                                                                  GROWTH*           SECTOR BOND*
                                                                 1/1/2018             1/1/2018
                                                                    TO                   TO
                                                                12/31/2018           12/31/2018
                                                            -------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     (733,138)       $      4,668
Net realized gain (loss) on investments...................         6,810,547             (13,938)
Net change in unrealized appreciation (depreciation) of
   investments............................................        (8,032,187)            (40,102)
                                                            -------------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................        (1,954,778)            (49,372)
                                                            -------------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           442,678              12,505
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (1,270,289)             14,677
Redemptions for contract benefits and terminations........        (4,634,500)           (305,423)
Contract maintenance charges..............................            (2,564)               (366)
                                                            -------------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (5,464,675)           (278,607)
                                                            -------------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................                --                  --
                                                            -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (7,419,453)           (327,979)

Net Assets - Beginning of Year............................        54,686,649           2,124,555
                                                            -------------------  ------------------
Net Assets - End of Year..................................    $   47,267,196        $  1,796,576
                                                            ===================  ==================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.





 The accompanying notes are an integral part of these financial statements.


 FSA-32

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2018




                                                                CHARTER(SM)       DREYFUS STOCK       EQ/BLACKROCK
                                                             SMALL CAP GROWTH*  INDEX FUND, INC.   BASIC VALUE EQUITY*
                                                                 1/1/2018           1/1/2018            1/1/2018
                                                                    TO                 TO                  TO
                                                                12/31/2018         12/31/2018          12/31/2018
                                                            ------------------  ----------------  --------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $     210,893      $      42,522      $      (5,058)
Net realized gain (loss) on investments...................         1,369,080          1,055,754            748,649
Net change in unrealized appreciation (depreciation) of
   investments............................................        (2,135,302)        (1,903,802)        (1,150,940)
                                                            ------------------  ----------------  --------------------
Net increase (decrease) in net assets resulting from
   operations.............................................          (555,329)          (805,526)          (407,349)
                                                            ------------------  ----------------  --------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................            73,338            117,599             56,505
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................           181,861           (151,162)           (73,480)
Redemptions for contract benefits and terminations........        (1,005,702)        (1,421,759)          (794,554)
Contract maintenance charges..............................              (825)                --               (335)
                                                            ------------------  ----------------  --------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................          (751,328)        (1,455,322)          (811,864)
                                                            ------------------  ----------------  --------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................                --                 --                 --
                                                            ------------------  ----------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (1,306,657)        (2,260,848)        (1,219,213)

Net Assets - Beginning of Year............................         9,825,131         15,502,359          5,014,810
                                                            ------------------  ----------------  --------------------
Net Assets - End of Year..................................     $   8,518,474      $  13,241,511      $   3,795,597
                                                            ==================  ================  ====================

                                                             EQ/CAPITAL
                                                              GUARDIAN        EQ/CORE        EQ/INTERMEDIATE
                                                              RESEARCH*     BOND INDEX*     GOVERNMENT BOND*
                                                              1/1/2018       1/1/2018           1/1/2018
                                                                 TO             TO                 TO
                                                             12/31/2018     12/31/2018         12/31/2018
                                                            -------------  --------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $    (48,178)  $      56,446      $    (21,115)
Net realized gain (loss) on investments...................       832,078         (15,391)            6,798
Net change in unrealized appreciation (depreciation) of
   investments............................................    (1,063,731)       (270,995)          (45,573)
                                                            -------------  --------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................      (279,831)       (229,940)          (59,890)
                                                            -------------  --------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        50,430         167,459           110,135
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        51,595        (141,154)          (35,138)
Redemptions for contract benefits and terminations........      (502,275)     (2,072,646)         (707,573)
Contract maintenance charges..............................          (542)         (4,752)           (1,671)
                                                            -------------  --------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (400,792)     (2,051,093)         (634,247)
                                                            -------------  --------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................            --              --                --
                                                            -------------  --------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (680,623)     (2,281,033)         (694,137)

Net Assets - Beginning of Year............................     4,941,799      17,677,328         7,816,222
                                                            -------------  --------------  ------------------
Net Assets - End of Year..................................  $  4,261,176   $  15,396,295      $  7,122,085
                                                            =============  ==============  ==================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.





 The accompanying notes are an integral part of these financial statements.


 FSA-33

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                               EQ/MFS
                                                            EQ/LARGE CAP    INTERNATIONAL    EQ/MID CAP
                                                            VALUE INDEX*       GROWTH*         INDEX*       EQ/MONEY MARKET*
                                                              1/1/2018        1/1/2018        1/1/2018          1/1/2018
                                                                 TO              TO              TO                TO
                                                             12/31/2018      12/31/2018      12/31/2018        12/31/2018
                                                            --------------  --------------  -------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $      34,630   $     (40,440)  $    (61,994)    $     (33,196)
Net realized gain (loss) on investments...................        864,666       1,025,809      1,086,439               205
Net change in unrealized appreciation (depreciation) of
   investments............................................     (1,910,502)     (1,900,518)    (2,109,477)              504
                                                            --------------  --------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................     (1,011,206)       (915,149)    (1,085,032)          (32,487)
                                                            --------------  --------------  -------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         94,427         134,550         35,046           845,105
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (134,523)       (243,153)      (247,247)       14,217,618
Redemptions for contract benefits and terminations........       (969,906)       (649,334)      (862,644)       (9,880,560)
Contract maintenance charges..............................         (1,434)         (3,166)        (1,405)           (4,689)
                                                            --------------  --------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (1,011,436)       (761,103)    (1,076,250)        5,177,474
                                                            --------------  --------------  -------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --              --             --                --
                                                            --------------  --------------  -------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (2,022,642)     (1,676,252)    (2,161,282)        5,144,987

Net Assets - Beginning of Year............................     10,653,633       9,372,649      9,229,351        14,624,206
                                                            --------------  --------------  -------------  -----------------
Net Assets - End of Year..................................  $   8,630,991   $   7,696,397   $  7,068,069     $  19,769,193
                                                            ==============  ==============  =============  =================


                                                            EQ/PIMCO ULTRA   EQ/QUALITY
                                                              SHORT BOND*    BOND PLUS*
                                                               1/1/2018       1/1/2018
                                                                  TO             TO
                                                              12/31/2018     12/31/2018
                                                            ---------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $      8,212    $    14,830
Net realized gain (loss) on investments...................          4,854        (36,500)
Net change in unrealized appreciation (depreciation) of
   investments............................................        (30,716)       (37,745)
                                                            ---------------  ------------
Net increase (decrease) in net assets resulting from
   operations.............................................        (17,650)       (59,415)
                                                            ---------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         57,726         50,096
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (22,348)      (169,356)
Redemptions for contract benefits and terminations........       (415,475)      (358,810)
Contract maintenance charges..............................           (399)        (1,207)
                                                            ---------------  ------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (380,496)      (479,277)
                                                            ---------------  ------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --             --
                                                            ---------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (398,146)      (538,692)

Net Assets - Beginning of Year............................      3,144,660      4,652,933
                                                            ---------------  ------------
Net Assets - End of Year..................................   $  2,746,514    $ 4,114,241
                                                            ===============  ============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.





 The accompanying notes are an integral part of these financial statements.


 FSA-34

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2018




                                                                EQ/SMALL      EQ/T.ROWE PRICE       EQ/UBS
                                                             COMPANY INDEX*    GROWTH STOCK*   GROWTH & INCOME*
                                                                1/1/2018         1/1/2018          1/1/2018
                                                                   TO               TO                TO
                                                               12/31/2018       12/31/2018        12/31/2018
                                                            ---------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $   (19,759)    $     (614,171)    $    (204,581)
Net realized gain (loss) on investments...................        335,097          6,673,155         3,092,955
Net change in unrealized appreciation (depreciation) of
   investments............................................       (621,465)        (6,972,433)       (5,418,329)
                                                            ---------------  ----------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       (306,127)          (913,449)       (2,529,955)
                                                            ---------------  ----------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         12,564            358,262           234,715
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (8,369)        (1,056,529)         (903,274)
Redemptions for contract benefits and terminations........       (615,423)        (3,977,394)       (2,018,568)
Contract maintenance charges..............................           (569)           (21,816)             (515)
                                                            ---------------  ----------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (611,797)        (4,697,477)       (2,687,642)
                                                            ---------------  ----------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                 --                --
                                                            ---------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (917,924)        (5,610,926)       (5,217,597)

Net Assets - Beginning of Year............................      3,012,736         47,028,757        19,960,440
                                                            ---------------  ----------------  -----------------
Net Assets - End of Year..................................    $ 2,094,812     $   41,417,831     $  14,742,843
                                                            ===============  ================  =================

                                                                                                           FRANKLIN
                                                                FIDELITY(R) VIP          FRANKLIN      RISING DIVIDENDS
                                                            CONTRAFUND(R) PORTFOLIO   INCOME VIP FUND      VIP FUND
                                                                   1/1/2018              1/1/2018          1/1/2018
                                                                      TO                    TO                TO
                                                                  12/31/2018            12/31/2018        12/31/2018
                                                            -----------------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................      $     (139,696)        $     425,638     $    (26,375)
Net realized gain (loss) on investments...................           2,293,300               134,054          499,583
Net change in unrealized appreciation (depreciation) of
   investments............................................          (3,390,360)           (1,345,391)        (877,234)
                                                            -----------------------  ----------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................          (1,236,756)             (785,699)        (404,026)
                                                            -----------------------  ----------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................             106,152               125,495           53,432
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................            (297,268)               66,160           49,071
Redemptions for contract benefits and terminations........          (2,000,226)           (1,233,269)        (510,467)
Contract maintenance charges..............................                  --                (1,517)            (497)
                                                            -----------------------  ----------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................          (2,191,342)           (1,043,131)        (408,461)
                                                            -----------------------  ----------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................                  --                    --               --
                                                            -----------------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          (3,428,098)           (1,828,830)        (812,487)

Net Assets - Beginning of Year............................          18,693,242            14,302,617        6,437,232
                                                            -----------------------  ----------------  -----------------
Net Assets - End of Year..................................      $   15,265,144         $  12,473,787     $  5,624,745
                                                            =======================  ================  =================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.





 The accompanying notes are an integral part of these financial statements.


 FSA-35

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2018



                                                             INVESCO V.I.   INVESCO V.I.
                                                              DIVERSIFIED    GLOBAL CORE     INVESCO V.I.       INVESCO V.I.
                                                             DIVIDEND FUND   EQUITY FUND   HEALTH CARE FUND    TECHNOLOGY FUND
                                                               1/1/2018       1/1/2018         1/1/2018           1/1/2018
                                                                  TO             TO               TO                 TO
                                                              12/31/2018     12/31/2018       12/31/2018         12/31/2018
                                                            --------------  -------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $      4,120    $    (4,026)    $     (29,354)     $    (17,805)
Net realized gain (loss) on investments...................        120,563         34,198           267,090           118,669
Net change in unrealized appreciation (depreciation) of
   investments............................................       (195,502)      (142,103)         (252,120)         (100,033)
                                                            --------------  -------------  -----------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................        (70,819)      (111,931)          (14,384)              831
                                                            --------------  -------------  -----------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          5,177          5,204            16,707             5,306
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (16,688)       (12,835)           (7,485)          (35,540)
Redemptions for contract benefits and terminations........       (250,830)      (107,754)         (421,972)         (248,176)
Contract maintenance charges..............................            (76)          (100)             (235)             (158)
                                                            --------------  -------------  -----------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (262,417)      (115,485)         (412,985)         (278,568)
                                                            --------------  -------------  -----------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --             --                --                --
                                                            --------------  -------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (333,236)      (227,416)         (427,369)         (277,737)

Net Assets - Beginning of Year............................      1,014,238        778,853         1,813,952         1,059,019
                                                            --------------  -------------  -----------------  -----------------
Net Assets - End of Year..................................   $    681,002    $   551,437     $   1,386,583      $    781,282
                                                            ==============  =============  =================  =================

                                                             JANUS HENDERSON     JANUS HENDERSON
                                                                BALANCED           ENTERPRISE
                                                                PORTFOLIO           PORTFOLIO
                                                                1/1/2018            1/1/2018
                                                                   TO                  TO
                                                               12/31/2018          12/31/2018
                                                            -----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     101,325      $     (139,426)
Net realized gain (loss) on investments...................          680,881           1,180,074
Net change in unrealized appreciation (depreciation) of
   investments............................................         (825,613)         (1,162,809)
                                                            -----------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................          (43,407)           (122,161)
                                                            -----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          172,703              73,345
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (175,746)           (221,522)
Redemptions for contract benefits and terminations........       (1,145,222)         (1,083,729)
Contract maintenance charges..............................                                   --
                                                            -----------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (1,148,265)         (1,231,906)
                                                            -----------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                  --
                                                            -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (1,191,672)         (1,354,067)

Net Assets - Beginning of Year............................       12,935,428          12,212,445
                                                            -----------------  ------------------
Net Assets - End of Year..................................    $  11,743,756      $   10,858,378
                                                            =================  ==================





 The accompanying notes are an integral part of these financial statements.


 FSA-36

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2018



                                                             JANUS HENDERSON     JANUS HENDERSON    JANUS HENDERSON
                                                                  FORTY              GLOBAL            OVERSEAS
                                                                PORTFOLIO      RESEARCH PORTFOLIO      PORTFOLIO
                                                                1/1/2018            1/1/2018           1/1/2018
                                                                   TO                  TO                 TO
                                                               12/31/2018          12/31/2018         12/31/2018
                                                            -----------------  ------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    (195,866)     $     (15,099)      $     (2,613)
Net realized gain (loss) on investments...................        2,133,995            316,445           (148,716)
Net change in unrealized appreciation (depreciation) of
   investments............................................       (1,798,214)          (789,563)          (670,819)
                                                            -----------------  ------------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................          139,915           (488,217)          (822,148)
                                                            -----------------  ------------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          139,088             74,713             30,367
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          256,983            (59,536)           (26,389)
Redemptions for contract benefits and terminations........       (1,912,830)          (536,461)          (550,397)
Contract maintenance charges..............................             (558)                --             (1,266)
                                                            -----------------  ------------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (1,517,317)          (521,284)          (547,685)
                                                            -----------------  ------------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                 --                 --
                                                            -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (1,377,402)        (1,009,501)        (1,369,833)

Net Assets - Beginning of Year............................       13,505,548          6,585,238          5,470,496
                                                            -----------------  ------------------  -----------------
Net Assets - End of Year..................................    $  12,128,146      $   5,575,737       $  4,100,663
                                                            =================  ==================  =================

                                                                                                 PIMCO GLOBAL BOND
                                                                 MFS(R)         OPPENHEIMER        OPPORTUNITIES
                                                            UTILITIES SERIES  GLOBAL FUND/VA   PORTFOLIO (UNHEDGED)
                                                                1/1/2018         1/1/2018            1/1/2018
                                                                   TO               TO                  TO
                                                               12/31/2018       12/31/2018          12/31/2018
                                                            ----------------  ---------------  --------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    (19,409)    $     (66,409)      $    193,116
Net realized gain (loss) on investments...................          93,265         1,065,510            (59,091)
Net change in unrealized appreciation (depreciation) of
   investments............................................         (98,580)       (2,158,030)          (366,782)
                                                            ----------------  ---------------  --------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         (24,724)       (1,158,929)          (232,757)
                                                            ----------------  ---------------  --------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          79,097            55,534             76,009
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (58,483)           20,327            (13,422)
Redemptions for contract benefits and terminations........        (804,021)       (1,151,426)          (487,298)
Contract maintenance charges..............................            (552)             (755)              (523)
                                                            ----------------  ---------------  --------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (783,959)       (1,076,320)          (425,234)
                                                            ----------------  ---------------  --------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                --                 --
                                                            ----------------  ---------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (808,683)       (2,235,249)          (657,991)

Net Assets - Beginning of Year............................       4,131,807         8,902,221          4,379,478
                                                            ----------------  ---------------  --------------------
Net Assets - End of Year..................................    $  3,323,124     $   6,666,972       $  3,721,487
                                                            ================  ===============  ====================





 The accompanying notes are an integral part of these financial statements.


 FSA-37

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                                                 PROFUND VP RISING
                                                                                               PROFUND VP BEAR   RATES OPPORTUNITY
                                                                                                  1/1/2018           1/1/2018
                                                                                                     TO                 TO
                                                                                                 12/31/2018         12/31/2018
                                                                                              ----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)................................................................      $   (378)         $   (3,576)
Net realized gain (loss) on investments.....................................................        (6,426)            (20,090)
Net change in unrealized appreciation (depreciation) of investments.........................         7,358              25,710
                                                                                              ----------------  ------------------
Net increase (decrease) in net assets resulting from operations.............................           554               2,044
                                                                                              ----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.......................................................         1,253              40,220
Transfers between Variable Investment Options including guaranteed investment account, net..           (25)             33,832
Redemptions for contract benefits and terminations..........................................        (9,267)            (14,986)
Contract maintenance charges................................................................            (6)                (23)
                                                                                              ----------------  ------------------
Net increase (decrease) in net assets resulting from contractowners transactions............        (8,045)             59,043
                                                                                              ----------------  ------------------
Net increase (decrease) in amount retained by MONY America in Variable Account A............            --                  --
                                                                                              ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.......................................................        (7,491)             61,087

Net Assets - Beginning of Year..............................................................        30,240             171,572
                                                                                              ----------------  ------------------
Net Assets - End of Year....................................................................      $ 22,749          $  232,659
                                                                                              ================  ==================

                                                                                               PROFUND VP
                                                                                                ULTRABULL
                                                                                                1/1/2018
                                                                                                   TO
                                                                                               12/31/2018
                                                                                              -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)................................................................  $    (38,510)
Net realized gain (loss) on investments.....................................................       333,743
Net change in unrealized appreciation (depreciation) of investments.........................      (586,765)
                                                                                              -------------
Net increase (decrease) in net assets resulting from operations.............................      (291,532)
                                                                                              -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.......................................................         7,205
Transfers between Variable Investment Options including guaranteed investment account, net..      (328,969)
Redemptions for contract benefits and terminations..........................................      (134,873)
Contract maintenance charges................................................................          (209)
                                                                                              -------------
Net increase (decrease) in net assets resulting from contractowners transactions............      (456,846)
                                                                                              -------------
Net increase (decrease) in amount retained by MONY America in Variable Account A............            --
                                                                                              -------------
NET INCREASE (DECREASE) IN NET ASSETS.......................................................      (748,378)

Net Assets - Beginning of Year..............................................................     2,173,966
                                                                                              -------------
Net Assets - End of Year....................................................................  $  1,425,588
                                                                                              =============




 The accompanying notes are an integral part of these financial statements.


 FSA-38

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                               1290 VT GAMCO     1290 VT GAMCO
                                                            1290 VT EQUITY      MERGERS AND      SMALL COMPANY   1290 VT SOCIALLY
                                                                INCOME*        ACQUISITIONS*        VALUE*         RESPONSIBLE*
                                                               1/1/2017          1/1/2017          1/1/2017          1/1/2017
                                                                  TO                TO                TO                TO
                                                              12/31/2017        12/31/2017        12/31/2017        12/31/2017
                                                            ---------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $      14,409     $   (26,898)    $      (839,011)    $    (5,861)
Net realized gain (loss) on investments...................         876,505         119,686          14,596,392         258,700
Net change in unrealized appreciation (depreciation) of
   investments............................................         583,176          (9,715)          1,105,005           7,869
                                                            ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       1,474,090          83,073          14,862,386         260,708
                                                            ---------------  ----------------  ----------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         145,390          21,615           1,215,300          11,334
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (184,885)        (29,720)         (2,566,080)         (2,322)
Redemptions for contract benefits and terminations........        (959,509)       (255,382)        (12,007,388)       (116,929)
Contract maintenance charges..............................            (854)           (105)            (36,719)           (123)
                                                            ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (999,858)       (263,592)        (13,394,887)       (108,040)
                                                            ---------------  ----------------  ----------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --              --                  --              --
                                                            ---------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         474,232        (180,519)          1,467,499         152,668

Net Assets - Beginning of Year............................      11,252,811       1,991,412         111,734,702       1,444,802
                                                            ---------------  ----------------  ----------------  ----------------
Net Assets - End of Year..................................   $  11,727,043     $ 1,810,893     $   113,202,201     $ 1,597,470
                                                            ===============  ================  ================  ================


                                                               ALL ASSET       AXA AGGRESSIVE
                                                            GROWTH-ALT 20*       ALLOCATION*
                                                               1/1/2017           1/1/2017
                                                                  TO                 TO
                                                              12/31/2017         12/31/2017
                                                            ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $       164,584     $       (259)
Net realized gain (loss) on investments...................        3,175,689           73,312
Net change in unrealized appreciation (depreciation) of
   investments............................................       10,187,692          147,954
                                                            ----------------  ---------------
Net increase (decrease) in net assets resulting from
   operations.............................................       13,527,965          221,007
                                                            ----------------  ---------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        1,269,692           37,348
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (2,487,798)        (138,407)
Redemptions for contract benefits and terminations........       (8,060,762)         (45,202)
Contract maintenance charges..............................          (78,739)            (438)
                                                            ----------------  ---------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (9,357,607)        (146,699)
                                                            ----------------  ---------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --               --
                                                            ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        4,170,358           74,308

Net Assets - Beginning of Year............................       98,586,264        1,282,436
                                                            ----------------  ---------------
Net Assets - End of Year..................................  $   102,756,622     $  1,356,744
                                                            ================  ===============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-39

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017




                                                            AXA CONSERVATIVE     AXA CONSERVATIVE-   AXA GLOBAL EQUITY
                                                               ALLOCATION*       PLUS ALLOCATION*   MANAGED VOLATILITY*
                                                                1/1/2017             1/1/2017            1/1/2017
                                                                   TO                   TO                  TO
                                                               12/31/2017           12/31/2017          12/31/2017
                                                            ------------------  ------------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     (5,961)        $     (3,533)       $    (17,520)
Net realized gain (loss) on investments...................          43,527               88,722              92,386
Net change in unrealized appreciation (depreciation) of
   investments............................................          31,825              119,610             493,508
                                                            ------------------  ------------------  -------------------
Net increase (decrease) in net assets resulting from
   operations.............................................          69,391              204,799             568,374
                                                            ------------------  ------------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          21,889                6,899              33,685
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (58,998)             155,997             (20,178)
Redemptions for contract benefits and terminations........        (230,769)            (491,438)           (190,030)
Contract maintenance charges..............................            (282)                (382)               (469)
                                                            ------------------  ------------------  -------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (268,160)            (328,924)           (176,992)
                                                            ------------------  ------------------  -------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                   --                  --
                                                            ------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (198,769)            (124,125)            391,382

Net Assets - Beginning of Year............................       2,105,585            2,901,151           2,486,100
                                                            ------------------  ------------------  -------------------
Net Assets - End of Year..................................    $  1,906,816         $  2,777,026        $  2,877,482
                                                            ==================  ==================  ===================

                                                              AXA LARGE CAP    AXA LARGE CAP
                                                             GROWTH MANAGED    VALUE MANAGED    AXA MID CAP VALUE
                                                               VOLATILITY*      VOLATILITY*    MANAGED VOLATILITY*
                                                                1/1/2017         1/1/2017           1/1/2017
                                                                   TO               TO                 TO
                                                               12/31/2017       12/31/2017         12/31/2017
                                                            ----------------  ---------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    (57,613)    $      4,202      $      (74,821)
Net realized gain (loss) on investments...................         864,683           64,224           1,584,671
Net change in unrealized appreciation (depreciation) of
   investments............................................         815,598          324,778            (136,216)
                                                            ----------------  ---------------  -------------------
Net increase (decrease) in net assets resulting from
   operations.............................................       1,622,668          393,204           1,373,634
                                                            ----------------  ---------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         414,824            6,133             155,130
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (420,960)          (2,273)           (225,062)
Redemptions for contract benefits and terminations........        (428,660)        (133,021)         (1,071,264)
Contract maintenance charges..............................              --           (1,124)             (1,621)
                                                            ----------------  ---------------  -------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (434,796)        (130,285)         (1,142,817)
                                                            ----------------  ---------------  -------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --               --                  --
                                                            ----------------  ---------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       1,187,872          262,919             230,817

Net Assets - Beginning of Year............................       6,043,878        3,293,567          13,684,664
                                                            ----------------  ---------------  -------------------
Net Assets - End of Year..................................    $  7,231,750     $  3,556,486      $   13,915,481
                                                            ================  ===============  ===================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-40

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                             AXA MODERATE    AXA MODERATE-PLUS    AXA/AB SMALL CAP     AXA/JANUS
                                                              ALLOCATION*       ALLOCATION*            GROWTH*        ENTERPRISE*
                                                               1/1/2017          1/1/2017             1/1/2017         1/1/2017
                                                                  TO                TO                   TO               TO
                                                              12/31/2017        12/31/2017           12/31/2017       12/31/2017
                                                            --------------  -------------------  ------------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $    (14,007)     $     (2,687)        $    (20,068)    $   (102,745)
Net realized gain (loss) on investments...................        272,873           165,860              131,516          744,396
Net change in unrealized appreciation (depreciation) of
   investments............................................        372,058           255,291              148,905          824,181
                                                            --------------  -------------------  ------------------  -------------
Net increase (decrease) in net assets resulting from
   operations.............................................        630,924           418,464              260,353        1,465,832
                                                            --------------  -------------------  ------------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         54,743            45,102               12,791          102,616
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (24,984)              733               (8,715)        (196,216)
Redemptions for contract benefits and terminations........       (937,053)         (404,137)             (80,165)        (742,135)
Contract maintenance charges..............................           (902)             (460)                (249)            (937)
                                                            --------------  -------------------  ------------------  -------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (908,196)         (358,762)             (76,338)        (836,672)
                                                            --------------  -------------------  ------------------  -------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                --                   --               --
                                                            --------------  -------------------  ------------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (277,272)           59,702              184,015          629,160

Net Assets - Beginning of Year............................      7,080,739         3,391,658            1,313,717        6,036,489
                                                            --------------  -------------------  ------------------  -------------
Net Assets - End of Year..................................   $  6,803,467      $  3,451,360         $  1,497,732     $  6,665,649
                                                            ==============  ===================  ==================  =============

                                                             AXA/LOOMIS SAYLES   CHARTER(SM) MULTI-
                                                                  GROWTH*           SECTOR BOND*
                                                                 1/1/2017             1/1/2017
                                                                    TO                   TO
                                                                12/31/2017           12/31/2017
                                                            -------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $    (640,962)       $     (6,510)
Net realized gain (loss) on investments...................         2,302,994              (5,595)
Net change in unrealized appreciation (depreciation) of
   investments............................................        12,537,323              22,118
                                                            -------------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................        14,199,355              10,013
                                                            -------------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           867,397              72,004
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (1,084,400)             (7,945)
Redemptions for contract benefits and terminations........        (4,716,483)           (284,458)
Contract maintenance charges..............................            (2,562)               (422)
                                                            -------------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (4,936,048)           (220,821)
                                                            -------------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................                --                  --
                                                            -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         9,263,307            (210,808)

Net Assets - Beginning of Year............................        45,423,342           2,335,363
                                                            -------------------  ------------------
Net Assets - End of Year..................................     $  54,686,649        $  2,124,555
                                                            ===================  ==================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-41

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                                        EQ/CAPITAL
                                                                CHARTER(SM)       DREYFUS STOCK      EQ/BLACKROCK        GUARDIAN
                                                             SMALL CAP GROWTH*  INDEX FUND, INC.  BASIC VALUE EQUITY*    RESEARCH*
                                                                 1/1/2017           1/1/2017           1/1/2017          1/1/2017
                                                                    TO                 TO                 TO                TO
                                                                12/31/2017         12/31/2017         12/31/2017        12/31/2017
                                                            ------------------  ----------------  -------------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $    104,539      $      52,195       $    (13,027)     $    (37,005)
Net realized gain (loss) on investments...................          649,043          1,276,062            219,939           594,714
Net change in unrealized appreciation (depreciation) of
   investments............................................        1,114,310          1,408,472             94,126           440,964
                                                            ------------------  ----------------  -------------------  -------------
Net increase (decrease) in net assets resulting from
   operations.............................................        1,867,892          2,736,729            301,038           998,673
                                                            ------------------  ----------------  -------------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          129,668            473,396             30,509            83,025
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (176,322)           185,510            (73,393)          (52,609)
Redemptions for contract benefits and terminations........         (807,782)        (2,454,253)          (377,675)         (574,439)
Contract maintenance charges..............................             (829)                --               (370)             (569)
                                                            ------------------  ----------------  -------------------  -------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (855,265)        (1,795,347)          (420,929)         (544,592)
                                                            ------------------  ----------------  -------------------  -------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                 --                 --                --
                                                            ------------------  ----------------  -------------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        1,012,627            941,382           (119,891)          454,081

Net Assets - Beginning of Year............................        8,812,504         14,560,977          5,134,701         4,487,718
                                                            ------------------  ----------------  -------------------  -------------
Net Assets - End of Year..................................     $  9,825,131      $  15,502,359       $  5,014,810      $  4,941,799
                                                            ==================  ================  ===================  =============


                                                               EQ/CORE        EQ/INTERMEDIATE
                                                             BOND INDEX*     GOVERNMENT BOND*
                                                              1/1/2017           1/1/2017
                                                                 TO                 TO
                                                             12/31/2017         12/31/2017
                                                            --------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $      10,792     $     (61,162)
Net realized gain (loss) on investments...................         50,924            44,228
Net change in unrealized appreciation (depreciation) of
   investments............................................        (55,566)          (78,440)
                                                            --------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................          6,150           (95,374)
                                                            --------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        276,407            81,970
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (470,535)          (56,317)
Redemptions for contract benefits and terminations........     (1,943,652)       (1,177,545)
Contract maintenance charges..............................         (5,377)           (1,945)
                                                            --------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (2,143,157)       (1,153,837)
                                                            --------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                --
                                                            --------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (2,137,007)       (1,249,211)

Net Assets - Beginning of Year............................     19,814,335         9,065,433
                                                            --------------  ------------------
Net Assets - End of Year..................................  $  17,677,328     $   7,816,222
                                                            ==============  ==================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-42

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                               EQ/MFS
                                                            EQ/LARGE CAP    INTERNATIONAL   EQ/MID CAP
                                                            VALUE INDEX*       GROWTH*        INDEX*      EQ/MONEY MARKET*
                                                              1/1/2017        1/1/2017       1/1/2017         1/1/2017
                                                                 TO              TO             TO               TO
                                                             12/31/2017      12/31/2017     12/31/2017       12/31/2017
                                                            --------------  -------------  -------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $      17,647   $    (43,572)  $    (73,845)    $    (143,669)
Net realized gain (loss) on investments...................      1,013,986        553,860      1,192,512               325
Net change in unrealized appreciation (depreciation) of
   investments............................................         99,629      1,793,732         15,842                78
                                                            --------------  -------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................      1,131,262      2,304,020      1,134,509          (143,266)
                                                            --------------  -------------  -------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        141,527        121,802         76,088         2,168,772
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (221,434)      (308,194)       (54,083)        6,767,287
Redemptions for contract benefits and terminations........     (1,403,916)      (734,416)      (784,705)       (7,622,611)
Contract maintenance charges..............................         (1,540)        (3,335)        (1,467)           (5,164)
                                                            --------------  -------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (1,485,363)      (924,143)      (764,167)        1,308,284
                                                            --------------  -------------  -------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --             --             --                --
                                                            --------------  -------------  -------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (354,101)     1,379,877        370,342         1,165,018

Net Assets - Beginning of Year............................     11,007,734      7,992,772      8,859,009        13,459,188
                                                            --------------  -------------  -------------  -----------------
Net Assets - End of Year..................................  $  10,653,633   $  9,372,649   $  9,229,351     $  14,624,206
                                                            ==============  =============  =============  =================


                                                             EQ/PIMCO ULTRA   EQ/QUALITY
                                                               SHORT BOND*    BOND PLUS*
                                                                1/1/2017       1/1/2017
                                                                   TO             TO
                                                               12/31/2017     12/31/2017
                                                            ----------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    (11,338)   $    (7,776)
Net realized gain (loss) on investments...................           1,910        (26,829)
Net change in unrealized appreciation (depreciation) of
   investments............................................          19,838         40,126
                                                            ----------------  ------------
Net increase (decrease) in net assets resulting from
   operations.............................................          10,410          5,521
                                                            ----------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          44,575         69,897
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (86,049)      (280,013)
Redemptions for contract benefits and terminations........        (325,582)      (466,146)
Contract maintenance charges..............................            (491)        (1,506)
                                                            ----------------  ------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (367,547)      (677,768)
                                                            ----------------  ------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --             --
                                                            ----------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (357,137)      (672,247)

Net Assets - Beginning of Year............................       3,501,797      5,325,180
                                                            ----------------  ------------
Net Assets - End of Year..................................    $  3,144,660    $ 4,652,933
                                                            ================  ============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-43

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017




                                                                EQ/SMALL      EQ/T.ROWE PRICE         EQ/UBS
                                                             COMPANY INDEX*    GROWTH STOCK*     GROWTH & INCOME*
                                                                1/1/2017         1/1/2017            1/1/2017
                                                                   TO               TO                  TO
                                                               12/31/2017       12/31/2017          12/31/2017
                                                            ---------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    (15,091)    $    (565,217)     $    (218,182)
Net realized gain (loss) on investments...................         275,310         6,543,506          2,026,560
Net change in unrealized appreciation (depreciation) of
   investments............................................          78,574         5,944,324          1,635,550
                                                            ---------------  -----------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................         338,793        11,922,613          3,443,928
                                                            ---------------  -----------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          27,231           408,696            453,465
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (25,022)         (825,216)          (539,800)
Redemptions for contract benefits and terminations........        (202,122)       (3,389,987)        (1,591,654)
Contract maintenance charges..............................            (599)          (22,085)              (565)
                                                            ---------------  -----------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (200,512)       (3,828,592)        (1,678,554)
                                                            ---------------  -----------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                --                 --
                                                            ---------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         138,281         8,094,021          1,765,374

Net Assets - Beginning of Year............................       2,874,455        38,934,736         18,195,066
                                                            ---------------  -----------------  -----------------
Net Assets - End of Year..................................    $  3,012,736     $  47,028,757      $  19,960,440
                                                            ===============  =================  =================

                                                                                                             FRANKLIN
                                                                FIDELITY(R) VIP           FRANKLIN       RISING DIVIDENDS
                                                            CONTRAFUND(R) PORTFOLIO    INCOME VIP FUND       VIP FUND
                                                                   1/1/2017               1/1/2017           1/1/2017
                                                                      TO                     TO                 TO
                                                                  12/31/2017             12/31/2017         12/31/2017
                                                            -----------------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................       $     (81,985)        $     356,132      $      (7,752)
Net realized gain (loss) on investments...................           1,646,306               164,410            332,865
Net change in unrealized appreciation (depreciation) of
   investments............................................           1,744,512               571,737            719,033
                                                            -----------------------  -----------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................           3,308,833             1,092,279          1,044,146
                                                            -----------------------  -----------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................             138,938               197,809            145,102
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................            (414,374)              (51,886)           (10,109)
Redemptions for contract benefits and terminations........          (1,734,455)           (1,325,832)          (576,097)
Contract maintenance charges..............................                  --                (1,701)              (512)
                                                            -----------------------  -----------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................          (2,009,891)           (1,181,610)          (441,616)
                                                            -----------------------  -----------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................                  --                    --                 --
                                                            -----------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................           1,298,942               (89,331)           602,530

Net Assets - Beginning of Year............................          17,394,300            14,391,948          5,834,702
                                                            -----------------------  -----------------  -----------------
Net Assets - End of Year..................................       $  18,693,242         $  14,302,617      $   6,437,232
                                                            =======================  =================  =================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-44

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                             INVESCO V.I.   INVESCO V.I.
                                                              DIVERSIFIED    GLOBAL CORE     INVESCO V.I.       INVESCO V.I.
                                                             DIVIDEND FUND   EQUITY FUND   HEALTH CARE FUND    TECHNOLOGY FUND
                                                               1/1/2017       1/1/2017         1/1/2017           1/1/2017
                                                                  TO             TO               TO                 TO
                                                              12/31/2017     12/31/2017       12/31/2017         12/31/2017
                                                            --------------  -------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     (2,459)   $    (3,378)    $     (25,794)     $    (17,572)
Net realized gain (loss) on investments...................         77,546          9,727           141,223            72,413
Net change in unrealized appreciation (depreciation) of
   investments............................................        (11,841)       128,476           121,076           208,066
                                                            --------------  -------------  -----------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................         63,246        134,825           236,505           262,907
                                                            --------------  -------------  -----------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         12,295          5,360             4,600             4,988
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         27,934          8,546            23,906            65,049
Redemptions for contract benefits and terminations........        (89,304)       (19,463)         (197,898)         (107,903)
Contract maintenance charges..............................            (65)          (124)             (253)             (123)
                                                            --------------  -------------  -----------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (49,140)        (5,681)         (169,645)          (37,989)
                                                            --------------  -------------  -----------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --             --                --                --
                                                            --------------  -------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         14,106        129,144            66,860           224,918

Net Assets - Beginning of Year............................      1,000,132        649,709         1,747,092           834,101
                                                            --------------  -------------  -----------------  -----------------
Net Assets - End of Year..................................   $  1,014,238    $   778,853     $   1,813,952      $  1,059,019
                                                            ==============  =============  =================  =================

                                                             JANUS HENDERSON      JANUS HENDERSON
                                                              VIT BALANCED        VIT ENTERPRISE
                                                                PORTFOLIO            PORTFOLIO
                                                                1/1/2017             1/1/2017
                                                                   TO                   TO
                                                               12/31/2017           12/31/2017
                                                            ------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $      32,212       $     (125,723)
Net realized gain (loss) on investments...................          253,052            1,167,584
Net change in unrealized appreciation (depreciation) of
   investments............................................        1,653,062            1,569,021
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................        1,938,326            2,610,882
                                                            ------------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          129,791              128,169
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (73,952)             (76,841)
Redemptions for contract benefits and terminations........       (1,059,372)          (1,053,827)
Contract maintenance charges..............................               --                   --
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (1,003,533)          (1,002,499)
                                                            ------------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                   --
                                                            ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          934,793            1,608,383

Net Assets - Beginning of Year............................       12,000,635           10,604,062
                                                            ------------------  ------------------
Net Assets - End of Year..................................    $  12,935,428       $   12,212,445
                                                            ==================  ==================




 The accompanying notes are an integral part of these financial statements.


 FSA-45

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                             JANUS HENDERSON     JANUS HENDERSON    JANUS HENDERSON
                                                                  FORTY              GLOBAL            OVERSEAS
                                                                PORTFOLIO      RESEARCH PORTFOLIO      PORTFOLIO
                                                                1/1/2017            1/1/2017           1/1/2017
                                                                   TO                  TO                 TO
                                                               12/31/2017          12/31/2017         12/31/2017
                                                            -----------------  ------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    (185,181)      $    (33,572)      $     (5,456)
Net realized gain (loss) on investments...................          814,218            289,640           (232,967)
Net change in unrealized appreciation (depreciation) of
   investments............................................        2,608,816          1,149,857          1,534,586
                                                            -----------------  ------------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................        3,237,853          1,405,925          1,296,163
                                                            -----------------  ------------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          108,966             28,279             55,291
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (358,465)           (84,693)          (139,195)
Redemptions for contract benefits and terminations........       (1,667,150)          (605,410)          (485,187)
Contract maintenance charges..............................             (576)                --             (1,348)
                                                            -----------------  ------------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (1,917,225)          (661,824)          (570,439)
                                                            -----------------  ------------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                 --                 --
                                                            -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        1,320,628            744,101            725,724

Net Assets - Beginning of Year............................       12,184,920          5,841,137          4,744,772
                                                            -----------------  ------------------  -----------------
Net Assets - End of Year..................................    $  13,505,548       $  6,585,238       $  5,470,496
                                                            =================  ==================  =================

                                                                                                PIMCO GLOBAL BOND
                                                                 MFS(R)         OPPENHEIMER       OPPORTUNITIES
                                                            UTILITIES SERIES  GLOBAL FUND/VA  PORTFOLIO (UNHEDGED)
                                                                1/1/2017         1/1/2017           1/1/2017
                                                                   TO               TO                 TO
                                                               12/31/2017       12/31/2017         12/31/2017
                                                            ----------------  --------------  --------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    112,511     $    (68,040)      $     16,362
Net realized gain (loss) on investments...................          45,511          363,564            (78,915)
Net change in unrealized appreciation (depreciation) of
   investments............................................         344,990        2,110,741            359,990
                                                            ----------------  --------------  --------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         503,012        2,406,265            297,437
                                                            ----------------  --------------  --------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          34,160           83,236             44,107
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          18,359         (152,868)           (99,761)
Redemptions for contract benefits and terminations........        (355,960)        (991,601)          (420,370)
Contract maintenance charges..............................            (634)            (769)              (591)
                                                            ----------------  --------------  --------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (304,075)      (1,062,002)          (476,615)
                                                            ----------------  --------------  --------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --               --                 --
                                                            ----------------  --------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         198,937        1,344,263           (179,178)

Net Assets - Beginning of Year............................       3,932,870        7,557,958          4,558,656
                                                            ----------------  --------------  --------------------
Net Assets - End of Year..................................    $  4,131,807     $  8,902,221       $  4,379,478
                                                            ================  ==============  ====================




 The accompanying notes are an integral part of these financial statements.


 FSA-46

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                                 PROFUND VP RISING
                                                                                               PROFUND VP BEAR   RATES OPPORTUNITY
                                                                                                  1/1/2017           1/1/2017
                                                                                                     TO                 TO
                                                                                                 12/31/2017         12/31/2017
                                                                                              ----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)................................................................      $   (499)        $    (4,198)
Net realized gain (loss) on investments.....................................................          (948)            (71,309)
Net change in unrealized appreciation (depreciation) of investments.........................        (5,397)             36,951
                                                                                              ----------------  ------------------
Net increase (decrease) in net assets resulting from operations.............................        (6,844)            (38,556)
                                                                                              ----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.......................................................            60               1,540
Transfers between Variable Investment Options including guaranteed investment account, net..         4,420              (8,362)
Redemptions for contract benefits and terminations..........................................        (1,380)           (100,585)
Contract maintenance charges................................................................            (6)                (24)
                                                                                              ----------------  ------------------
Net increase (decrease) in net assets resulting from contractowners transactions............         3,094            (107,431)
                                                                                              ----------------  ------------------
Net increase (decrease) in amount retained by MONY America in Variable Account A............            --                  --
                                                                                              ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.......................................................        (3,750)           (145,987)

Net Assets - Beginning of Year..............................................................        33,990             317,559
                                                                                              ----------------  ------------------
Net Assets - End of Year....................................................................      $ 30,240         $   171,572
                                                                                              ================  ==================

                                                                                               PROFUND VP
                                                                                                ULTRABULL
                                                                                                1/1/2017
                                                                                                   TO
                                                                                               12/31/2017
                                                                                              -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)................................................................  $    (31,182)
Net realized gain (loss) on investments.....................................................       429,284
Net change in unrealized appreciation (depreciation) of investments.........................       187,489
                                                                                              -------------
Net increase (decrease) in net assets resulting from operations.............................       585,591
                                                                                              -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.......................................................        21,329
Transfers between Variable Investment Options including guaranteed investment account, net..       265,546
Redemptions for contract benefits and terminations..........................................      (302,952)
Contract maintenance charges................................................................          (196)
                                                                                              -------------
Net increase (decrease) in net assets resulting from contractowners transactions............       (16,273)
                                                                                              -------------
Net increase (decrease) in amount retained by MONY America in Variable Account A............            --
                                                                                              -------------
NET INCREASE (DECREASE) IN NET ASSETS.......................................................       569,318

Net Assets - Beginning of Year..............................................................     1,604,648
                                                                                              -------------
Net Assets - End of Year....................................................................  $  2,173,966
                                                                                              =============




 The accompanying notes are an integral part of these financial statements.


 FSA-47

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018



1.  ORGANIZATION


MONY Life Insurance Company of America ("MONY America") Variable Account A (the "Variable Account") was established by MONY America on March 27, 1987. MONY America is an Arizona stock life insurance company. On October 1, 2013, MONY America entered into a reinsurance agreement with AXA Protective Life Insurance Company ("Protective Life") to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Variable Account is registered with the United States Securities and Exchange Commission ("SEC") and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP").

The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, and ProFunds (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-end, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Variable Account consists of the following Variable Investment Options ("Portfolios"):




AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Global Core Equity Fund
Invesco V.I. Health Care Fund(1)
Invesco V.I. Technology Fund

AXA PREMIER VIP TRUST*
AXA Aggressive Allocation
AXA Conservative Allocation
AXA Conservative-Plus Allocation
AXA Moderate Allocation
AXA Moderate-Plus Allocation
Charter(SM) Multi-Sector Bond
Charter(SM) Small Cap Growth

DREYFUS STOCK INDEX FUND, INC.
Dreyfus Stock Index Fund, Inc.

EQ ADVISORS TRUST*
1290 VT Equity Income
1290 VT GAMCO Mergers and Acquisitions
1290 VT GAMCO Small Company Value


1290 VT Socially Responsible
All Asset Growth-Alt 20
AXA Global Equity Managed Volatility
AXA Large Cap Growth Managed Volatility
AXA Large Cap Value Managed Volatility
AXA Mid Cap Value Managed Volatility
AXA/AB Small Cap Growth
AXA/Janus Enterprise
AXA/Loomis Sayles Growth
EQ/BlackRock Basic Value Equity
EQ/Capital Guardian Research
EQ/Core Bond Index
EQ/Intermediate Government Bond
EQ/Large Cap Value Index
EQ/MFS International Growth
EQ/Mid Cap Index
EQ/Money Market
EQ/PIMCO Ultra Short Bond
EQ/Quality Bond PLUS
EQ/Small Company Index
EQ/T. Rowe Price Growth Stock
EQ/UBS Growth & Income


 FSA-48

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



1.  ORGANIZATION



FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
Fidelity(R) VIP Contrafund(R) Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund
Franklin Rising Dividends VIP Fund

JANUS ASPEN SERIES
Janus Henderson Balanced Portfolio
Janus Henderson Enterprise Portfolio
Janus Henderson Forty Portfolio
Janus Henderson Global Research Portfolio
Janus Henderson Overseas Portfolio



MFS(R) VARIABLE INSURANCE TRUST
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Fund/VA

PIMCO VARIABLE INSURANCE TRUST
PIMCO Global Bond Opportunities Portfolio (Unhedged)(2)

PROFUNDS
ProFund VP Bear
ProFund VP Rising Rates Opportunity
ProFund VP UltraBull



(1) Formerly known as Invesco V.I. Global Health Care Series I
(2) Formerly known as PIMCO Global Bond Portfolio (Unhedged)
* An affiliate of AXA Equitable that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements


The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity Policies, which include MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity (collectively, the "Variable Annuity Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of AXA Equitable Financial Services, LLC.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished or segregated from those of MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Annuity Policies will not be charged with liabilities arising out of other business MONY America may conduct.

The amount retained by MONY America in the Variable Account arises primarily from (1) contributions from MONY America, (2) mortality and expense charges, administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account ("General Account").

Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and notes of the Portfolios of the Trusts, which are distributed by MONY America to the Contractowners of the Variable Investment Options of the Variable Account.



 FSA-49

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



1.  ORGANIZATION


In the normal course of business, MONY America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, management expects the risk of material loss to be remote.


2.   SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS:

Investments are made in shares of the Portfolios, and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

DUE TO AND DUE FROM:

Receivable/payable for policy-related transactions represents amount due to/from MONY America's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represents unsettled trades.

CONTRACT PAYMENTS AND TRANSFERS:

Payments received from Contractowners represent Contractowner contributions under the Variable Annuity Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY's General Account to provide for other policy benefits. MONY America's General Account assets support MONY America's insurance and annuity obligations and are subject to MONY America's general liabilities for business operations and to creditor rights.



 FSA-50

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



2.  SIGNIFICANT ACCOUNTING POLICIES


Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Variable Annuity Policies. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Annuity Policies.

FEDERAL INCOME TAXES:

The results of the operations of the Variable Account are included in the federal income tax return of MONY America. Under the provisions of the contracts, MONY America has the right to charge the Variable Account for federal income tax attributable to the Variable Account. No charge has been made against the Variable Account for such tax during the year ended December 31, 2018. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.


3.   FAIR VALUE DISCLOSURES

The Variable Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level
1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

      LEVEL 1: Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      LEVEL 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

                 a) Quoted prices for similar assets in active markets

                 b) Quoted prices for identical or similar assets in non-active markets

                 c) Inputs other than quoted market prices that are
                   observable

                 d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.



 FSA-51

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



3.  FAIR VALUE DISCLOSURES


      LEVEL 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Variable Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Variable Account are classified as Level 1 in the fair value hierarchy as of December 31, 2018 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value ("NAV") of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.


4.   PURCHASE AND SALES OF PORTFOLIOS

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2018 were as follows:

                                                                              PURCHASES        SALES
                                                                            ------------  -------------
1290 VT Equity Income...................................................    $  3,202,616  $   1,560,868
1290 VT GAMCO Mergers and Acquisitions..................................         111,955        150,319
1290 VT GAMCO Small Company Value.......................................       6,203,554     15,610,927
1290 VT Socially Responsible............................................          95,995        170,592
All Asset Growth-Alt 20.................................................       5,233,970     13,287,633
AXA Aggressive Allocation...............................................          92,019        213,341
AXA Conservative Allocation.............................................         150,842        123,288
AXA Conservative-Plus Allocation........................................          94,240      1,688,625
AXA Global Equity Managed Volatility....................................         271,021        442,517
AXA Large Cap Growth Managed Volatility.................................         670,727        788,072
AXA Large Cap Value Managed Volatility..................................         234,650        498,233
AXA Mid Cap Value Managed Volatility....................................       1,257,326      1,510,568
AXA Moderate Allocation.................................................         825,688        626,242
AXA Moderate-Plus Allocation............................................         401,530        272,371
AXA/AB Small Cap Growth.................................................         215,444        284,241
AXA/Janus Enterprise....................................................       1,022,396      1,104,671
AXA/Loomis Sayles Growth Portfolio......................................       5,464,395      6,532,981
Charter(SM) Multi-Sector Bond...........................................          88,096        362,034
Charter(SM) Small Cap Growth............................................       1,619,892      1,408,000
Dreyfus Stock Index Fund, Inc...........................................         705,844      1,780,379
EQ/BlackRock Basic Value Equity.........................................         512,078        970,577
EQ/Capital Guardian Research............................................         709,897        609,088


 FSA-52

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



4.  PURCHASE AND SALES OF PORTFOLIOS


                                                                              PURCHASES        SALES
                                                                            ------------  -------------
EQ/Core Bond Index......................................................    $    548,955  $   2,543,594
EQ/Intermediate Government Bond.........................................         266,128        921,487
EQ/Large Cap Value Index................................................         713,516      1,303,341
EQ/MFS International Growth.............................................       1,026,769      1,044,632
EQ/Mid Cap Index........................................................         743,444      1,270,523
EQ/Money Market.........................................................      18,066,569     12,922,284
EQ/PIMCO Ultra Short Bond...............................................         396,241        768,526
EQ/Quality Bond PLUS....................................................         192,996        657,450
EQ/Small Company Index..................................................         276,909        702,209
EQ/T. Rowe Price Growth Stock...........................................       4,403,879      6,157,131
EQ/UBS Growth & Income..................................................       2,585,314      3,533,609
Fidelity(R) VIP Contrafund(R) Portfolio.................................       1,856,000      2,588,554
Franklin Income VIP Fund................................................       1,083,699      1,701,193
Franklin Rising Dividends VIP Fund......................................         547,876        605,197
Invesco V.I. Diversified Dividend Fund..................................          67,603        299,659
Invesco V.I. Global Core Equity Fund....................................          15,780        135,292
Invesco V.I. Health Care Fund...........................................         227,471        456,964
Invesco V.I. Technology Fund............................................          50,999        306,361
Janus Henderson Balanced Portfolio......................................         765,817      1,460,720
Janus Henderson Enterprise Portfolio....................................         679,934      1,477,932
Janus Henderson Forty Portfolio.........................................       2.377,362      2,231,433
Janus Henderson Global Research Portfolio...............................         198,812        735,195
Janus Henderson Overseas Portfolio......................................         126,642        676,939
MFS(R) Utilities Series.................................................         159,129        949,058
Oppenheimer Global Fund/VA..............................................         820,335      1,381,490
PIMCO Global Bond Opportunities Portfolio (Unhedged)....................         365,828        586,968
ProFund VP Bear.........................................................           2,282         10,705
ProFund VP Rising Rates Opportunity.....................................          74,528         19,060
ProFund VP UltraBull....................................................       1,559,604      1,588,869

The units purchased and redeemed for the year ended December 31, 2018 were as follows:

                                                    SHARE CLASS+       ISSUED     REDEEMED   NET CHANGE
                                                 ------------------  ----------  ----------  -----------
1290 VT Equity Income..........................           A                   0           6          (6)
1290 VT Equity Income..........................           B               7,380      60,907     (53,527)
1290 VT GAMCO Mergers and Acquisitions.........           B               2,730       7,358      (4,628)
1290 VT GAMCO Small Company Value..............           B              20,565     150,536    (129,971)
1290 VT Socially Responsible...................           A               2,728       8,511      (5,783)
1290 VT Socially Responsible...................           B                   2         979        (977)
All Asset Growth-Alt 20........................           B              24,949     261,068    (236,119)
AXA Aggressive Allocation......................           B                 607      14,390     (13,783)
AXA Conservative Allocation....................           B               6,617       8,482      (1,865)
AXA Conservative-Plus Allocation...............           B                 486     135,542    (135,056)


 FSA-53

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



4.  PURCHASE AND SALES OF PORTFOLIOS


                                                    SHARE CLASS+       ISSUED     REDEEMED   NET CHANGE
                                                 ------------------  ----------  ----------  -----------
AXA Global Equity Managed Volatility...........           A               2,482      11,738      (9,256)
AXA Large Cap Growth Managed Volatility........           B               1,692      30,725     (29,033)
AXA Large Cap Value Managed Volatility.........           A                 687       9,532      (8,845)
AXA Mid Cap Value Managed Volatility...........           A               4,907      54,597     (49,690)
AXA Moderate Allocation........................           B              36,485      43,912      (7,427)
AXA Moderate-Plus Allocation...................           B              13,752      17,548      (3,796)
AXA/AB Small Cap Growth........................           A                 664      10,567      (9,903)
AXA/Janus Enterprise...........................           A              25,002      47,623     (22,621)
AXA/Loomis Sayles Growth Portfolio.............           B              13,091     223,612    (210,521)
Charter(SM) Multi-Sector Bond..................           A               4,034      26,270     (22,236)
Charter(SM) Small Cap Growth...................           B              16,279      46,754     (30.475
Dreyfus Stock Index Fund, Inc..................        INITIAL            6,612      75,650     (69,038)
EQ/BlackRock Basic Value Equity................           B               5,374      49,257     (43,883)
EQ/Capital Guardian Research...................           A               5,114      22,518     (17,404)
EQ/Core Bond Index.............................           A              32,477     202,871    (170,394)
EQ/Intermediate Government Bond................           A              15,472      68,136     (52,664)
EQ/Large Cap Value Index.......................           A               7,746      53,199     (45,453)
EQ/MFS International Growth....................           B               8,678      44,810     (36,132)
EQ/Mid Cap Index...............................           A               2,814      42,471     (39,657)
EQ/Money Market................................           A           1,912,160   1,357,153     555,007
EQ/PIMCO Ultra Short Bond......................           B              29,114      62,157     (33,043)
EQ/Quality Bond PLUS...........................           B               6,570      31,899     (25,329)
EQ/Small Company Index.........................           A               1,680      15,333     (13,653)
EQ/T. Rowe Price Growth Stock..................           B              17,000     109,368     (92,368)
EQ/UBS Growth & Income.........................           B              26,308     144,328    (118,020)
Fidelity(R) VIP Contrafund(R) Portfolio........        SERVICE            5,524      79,623     (74,099)
Franklin Income VIP Fund.......................        CLASS 2           20,357      65,094     (44,737)
Franklin Rising Dividends VIP Fund.............        CLASS 2            3,536      17,860     (14,324)
Invesco V.I. Diversified Dividend Fund.........       SERIES I            2,284      27,726     (25,442)
Invesco V.I. Global Core Equity Fund...........       SERIES I              691       8,322      (7,631)
Invesco V.I. Health Care Fund..................       SERIES I              720      18,553     (17,833)
Invesco V.I. Technology Fund...................       SERIES I              554      14,900     (14,346)
Janus Henderson Balanced Portfolio.............     INSTITUTIONAL         5,514      47,448     (41,934)
Janus Henderson Enterprise Portfolio...........     INSTITUTIONAL         3,468      49,463     (45,995)
Janus Henderson Forty Portfolio................     INSTITUTIONAL        14,088      37,412     (23,324)
Janus Henderson Forty Portfolio................        SERVICE            3,185      25,474     (22,289)
Janus Henderson Global Research Portfolio......     INSTITUTIONAL         8,980      43,132     (34,152)
Janus Henderson Overseas Portfolio.............        SERVICE            2,829      28,154     (25,325)
MFS(R) Utilities Series........................        INITIAL            2,848      22,631     (19,783)
Oppenheimer Global Fund/VA.....................        SERVICE            5,280      35,731     (30,451)
PIMCO Global Bond Opportunities
   Portfolio (Unhedged)........................    ADMINISTRATIVE         5,593      28,559     (22,966)


 FSA-54

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



4.  PURCHASE AND SALES OF PORTFOLIOS


                                                    SHARE CLASS+       ISSUED     REDEEMED   NET CHANGE
                                                 ------------------  ----------  ----------  -----------
ProFund VP Bear................................        COMMON             1,714       6,970      (5,256)
ProFund VP Rising Rates Opportunity............        COMMON            36,977       7,998      28,979
ProFund VP UltraBull...........................        COMMON            26,941      38,479     (11,538)


5.   EXPENSES AND RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER AND ADVISORS:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, advisory services, administration and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.57% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' in the Portfolios. These fees and


 FSA-55

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


payments range from 0.12% to 0.45% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/Large Cap Value Index, EQ/Mid Cap Index, AXA/AB Small Cap Growth and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

CONTRACT DISTRIBUTION AND PRINCIPAL UNDERWRITER:

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Annuity Policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Annuity Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Annuity Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.


6.   CONTRACTOWNER CHARGES AND ASSET-BASED CHARGES

Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and any premium taxes. Net policy premiums are included in "Payments received from Contractowners" in the Statement of Changes in Net Assets.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the total amount under the policy in each Variable Investment Option ("fund value") as a redemption of units. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

MORTALITY & EXPENSE RISK CHARGE: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 1.20% to a high of 2.85%.



 FSA-56

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018




6.  CONTRACTOWNER CHARGES AND ASSET-BASED CHARGES



ANNUAL CONTRACT CHARGE: This charge is deducted daily from the fund value, and ranges from a low of $0 to a high of $30.

TRANSFER CHARGE: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the Contractowner. This charge would be deducted from the fund value.

SURRENDER CHARGE: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity Policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.


7.   FINANCIAL HIGHLIGHTS

The Variable Annuity Policies have unique combinations of features and fees that are charged against the Contractowner's account balance. Differences in the fee structures result in a variety of unit values, expenses ratios and total returns.

The ranges for total return ratios and unit values correspond to the product groupings that produced the lowest and highest expenses ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

UNIT OUTSTANDING                               SHARE CLASS+        2018       2017       2016       2015        2014
-------------------------------------------  -----------------  ---------  ---------  ---------  ----------  ----------
1290 VT Equity Income......................          A              9,478      9,484      9,490      10,384      20,431
1290 VT Equity Income......................          B            435,075    488,601    536,289     622,139     689,977
1290 VT GAMCO Mergers and Acquisitions.....          B            101,178    105,806    122,116     136,279     156,927
1290 VT GAMCO Small Company Value..........          B          1,069,926  1,199,897  1,331,678   1,497,411   1,697,804
1290 VT Socially Responsible...............          A             75,318     81,101     88,935     105,244     117,759
1290 VT Socially Responsible...............          B             20,037     21,014     21,180      27,805      27,827
All Asset Growth-Alt 20....................          B          2,088,747  2,324,866  2,523,118   2,821,848   3,167,164
AXA Aggressive Allocation..................          B             86,634    100,416    111,408     146,494     210,686
AXA Conservative Allocation................          B            162,538    164,402    187,708     291,634     299,439
AXA Conservative-Plus Allocation...........          B             88,941    223,997    251,299     257,995     292,024
AXA Global Equity Managed Volatility.......          A             69,797     79,053     84,651      92,854     104,099
AXA Large Cap Growth Managed Volatility(a).          B            301,279    330,312    351,941     392,101     444,489
AXA Large Cap Value Managed Volatility.....          A             79,824     88,669     95,906     108,712     119,967
AXA Mid Cap Value Managed Volatility.......          A            517,024    566,714    615,965     696,861     790,731
AXA Moderate Allocation....................          B            543,364    550,790    627,314     768,207     723,747
AXA Moderate-Plus Allocation...............          B            261,149    264,945    295,265     329,814     414,514
AXA/AB Small Cap Growth....................          A             53,920     63,823     67,554      75,480      83,686
AXA/Janus Enterprise.......................          A            335,733    358,353    407,190     485,918     589,748
AXA/Loomis Sayles Growth Portfolio.........          B          1,974,195  2,184,716  2,406,924   2,710,169   3,006,947
Charter(SM) Multi-Sector Bond..............          A            148,598    170,834    188,032     226,060     257,817
Charter(SM) Small Cap Growth...............          B            376,928    407,404    448,232     502,675     586,597
Dreyfus Stock Index Fund, Inc..............       INITIAL         680,738    749,776    844,492     932,932   1,015,604


 FSA-57

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



7.  FINANCIAL HIGHLIGHTS


UNIT OUTSTANDING                                SHARE CLASS+        2018       2017        2016       2015        2014
-------------------------------------------  ------------------  ----------  ---------  ---------  ----------  ----------
EQ/BlackRock Basic Value Equity............           B             221,213    265,095    288,741     333,472     385,776
EQ/Capital Guardian Research...............           A             200,630    218,034    244,837     268,478     292,467
EQ/Core Bond Index.........................           A           1,264,337  1,434,731  1,606,049   1,827,440   2,123,171
EQ/Intermediate Government Bond............           A             575,677    628,341    718,393     836,253     979,168
EQ/Large Cap Value Index...................           A             432,294    477,747    547,348     603,961     674,256
EQ/MFS International Growth................           B             381,326    417,458    466,220     530,376     585,700
EQ/Mid Cap Index...........................           A             303,928    343,585    373,923     397,589     461,371
EQ/Money Market............................           A           2,083,937  1,528,916  1,390,947   1,642,107   1,806,882
EQ/PIMCO Ultra Short Bond..................           B             243,910    276,953    309,354     343,813     385,807
EQ/Quality Bond PLUS.......................           B             236,392    261,721    298,381     333,580     378,917
EQ/Small Company Index.....................           A              64,876     78,529     84,148      91,492     113,635
EQ/T. Rowe Price Growth Stock..............           B             848,277    940,645  1,028,902   1,156,388   1,281,986
EQ/UBS Growth & Income.....................           B             759,855    877,874    957,419   1,091,533   1,208,096
Fidelity(R) VIP Contrafund(R) Portfolio....        SERVICE          571,362    645,461    721,540     834,914     942,455
Franklin Income VIP Fund...................        CLASS 2          580,190    624,927    678,060     754,571     902,486
Franklin Rising Dividends VIP Fund.........        CLASS 2          211,320    225,643    241,740     266,128     312,177
Invesco V.I. Diversified Dividend Fund.....       SERIES I           67,454     92,895     97,911     102,480     113,945
Invesco V.I. Global Core Equity Fund.......       SERIES I           42,689     50,319     50,984      51,722      58,693
Invesco V.I. Health Care Fund..............       SERIES I           60,468     78,301     86,076     101,605     116,782
Invesco V.I. Technology Fund...............       SERIES I           43,162     57,508     59,857      69,486      77,770
Janus Henderson Balanced Portfolio.........     INSTITUTIONAL       445,995    487,929    528,930     610,467     670,358
Janus Henderson Enterprise Portfolio.......     INSTITUTIONAL       438,336    484,331    528,694     590,130     655,577
Janus Henderson Forty Portfolio............     INSTITUTIONAL       330,066    353,391    418,348     485,695     536,468
Janus Henderson Forty Portfolio............        SERVICE           80,089    102,378    111,264     122,824     138,979
Janus Henderson Global Research Portfolio..     INSTITUTIONAL       401,212    435,364    483,987     545,825     617,406
Janus Henderson Overseas Portfolio.........        SERVICE          226,208    251,534    280,723     309,147     341,178
MFS(R) Utilities Series....................        INITIAL           84,730    104,513    112,118     125,158     143,695
Oppenheimer Global Fund/VA.................        SERVICE          218,732    249,184    283,675     327,366     362,437
PIMCO Global Bond Opportunities Portfolio
   (Unhedged)..............................    ADMINISTRATIVE       208,688    231,654    257,645     280,060     325,757
ProFund VP Bear............................        COMMON            14,973     20,229     18,436      43,699      48,974
ProFund VP Rising Rates Opportunity........        COMMON           121,260     92,281    148,956     168,502     185,442
ProFund VP UltraBull.......................        COMMON            47,632     59,170     61,233      66,831     101,074

UNIT VALUE                   SHARE CLASS+          2018              2017              2016             2015             2014
-----------------------   -----------------   ---------------  ----------------  ---------------   ---------------  ---------------
                                                LOW    HIGH      LOW     HIGH      LOW     HIGH      LOW    HIGH      LOW     HIGH
                                              ------  -------  ------   -------  -------  ------   ------  -------  ------   ------
1290 VT Equity Income..            A          $17.43  $ 17.43  $19.99   $ 19.99  $ 17.47  $17.47   $15.66  $ 15.66  $16.13   $16.13
1290 VT Equity Income..            B           19.81    22.54   23.07     25.83    20.48   22.56    18.64    20.21   19.50    20.81
1290 VT GAMCO
  Mergers and
  Acquisitions.........            B           13.82    16.66   14.88     17.73    14.35   16.90    13.64    15.88   13.61    15.66
1290 VT GAMCO
  Small Company Value..            B           32.64    41.42   39.76     49.67    35.22   43.30    29.38    35.54   32.04    38.15
1290 VT Socially
  Responsible..........            A           13.81    13.81   14.64     14.64    12.33   12.33    11.36    11.36   11.46    11.46


 FSA-58

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



7.  FINANCIAL HIGHLIGHTS



UNIT VALUE                   SHARE CLASS+           2018              2017               2016            2015
-------------------------  -----------------  ----------------  -----------------  ---------------  ---------------
                                                 LOW    HIGH      LOW      HIGH      LOW     HIGH     LOW     HIGH
                                              -------  -------  -------  --------  ------   ------  ------   ------
1290 VT Socially
  Responsible............          B          $ 16.53  $ 19.27  $ 17.70  $  20.39  $15.05   $17.14  $14.01   $15.78
All Asset Growth-Alt 20..          B            12.76    14.70    14.13     16.10   12.48    14.06   11.66    12.98
AXA Aggressive
  Allocation.............          B            10.93    12.48    12.26     13.84   10.53    11.76    9.91    10.94
AXA Conservative
  Allocation.............          B            10.07    11.51    10.48     11.83   10.22    11.41   10.17    11.22
AXA Conservative-Plus
  Allocation.............          B            10.43    11.91    11.08     12.51   10.42    11.63   10.19    11.24
AXA Global Equity
  Managed Volatility.....          A            30.84    33.33    36.11     38.41   29.45    30.83   28.99    29.86
AXA Large Cap Growth
  Managed Volatility(a)..          B            20.96    20.96    21.89     21.89   17.17    17.17   16.50    16.50
AXA Large Cap Value
  Managed Volatility.....          A            12.94    14.99    14.71     16.84   13.23    14.97   11.74    13.14
AXA Mid Cap Value
  Managed Volatility.....          A            18.71    21.74    22.20     25.37   20.32    22.86   17.76    19.66
AXA Moderate
  Allocation.............          B            10.40    11.88    11.18     12.63   10.31    11.51   10.02    11.06
AXA Moderate-Plus
  Allocation.............          B            10.78    12.32    11.85     13.38   10.56    11.79   10.08    11.12
AXA/AB Small Cap
  Growth.................          A            23.23    22.42    25.93     24.64   20.32    21.74   18.27    19.86
AXA/Janus Enterprise.....          A            19.58    16.58    20.50     17.09   13.52    16.48   14.31    17.72
AXA/Loomis Sayles
  Growth Portfolio.......          B            23.69    25.63    25.12     26.74   19.19    20.11   18.47    19.05
Charter(SM) Multi-Sector
  Bond...................          A             9.17    13.53     9.48     13.76    9.53    13.62    9.52    13.39
Charter(SM) Small Cap
  Growth.................          B            14.94    18.44    16.10     19.66   13.26    16.00   12.41    14.80
Dreyfus Stock Index
  Fund, Inc..............       INITIAL         19.45    19.45    20.68     20.68   17.24    17.24   15.64    15.64
EQ/BlackRock Basic
  Value Equity...........          B            14.81    18.17    16.46     19.99   15.67    18.72   13.66    16.06
EQ/Capital Guardian
  Research...............          A            22.48    28.92    24.29     30.76   19.92    24.82   18.89    23.17
EQ/Core Bond Index.......          A             8.81    13.65     9.04     13.79    9.16    13.75    9.29    13.73
EQ/Intermediate
  Government Bond........          A             8.84    11.95     9.02     11.99    9.24    12.10    9.46    12.19
EQ/Large Cap Value
  Index..................          A            18.81    21.62    21.24     24.01   19.32    21.51   17.06    18.69
EQ/MFS International
  Growth.................          B            16.67    23.68    18.65     26.46   14.31    20.29   14.22    20.14
EQ/Mid Cap Index.........          A            21.43    25.59    24.96     29.33   22.22    25.70   19.06    21.69
EQ/Money Market..........          A             8.00     9.90     8.13      9.89    8.32     9.97    8.56    10.09
EQ/PIMCO Ultra Short
  Bond...................          B             8.58    12.04     8.74     12.07    8.82    11.99    8.89    11.89
EQ/Quality Bond PLUS.....          B            15.23    22.91    15.42     23.17   15.41    23.14   15.44    23.16
EQ/Small Company
  Index..................          A            24.57    30.35    28.49     34.64   25.70    30.75   21.93    25.82
EQ/T. Rowe Price
  Growth Stock...........          B            21.86    99.85    22.52    102.77   17.11    78.02   17.12    77.96
EQ/UBS Growth &
  Income.................          B            17.00    19.67    20.10     22.99   16.96    19.18   15.77    17.63
Fidelity(R) VIP
  Contrafund(R) Portfolio       SERVICE         26.72    26.72    28.96     28.96   24.11    24.11   22.64    22.64


UNIT VALUE                       2014
-------------------------  ----------------
                             LOW     HIGH
                           -------  -------
1290 VT Socially
  Responsible............  $ 14.28  $ 15.89
All Asset Growth-Alt 20..    12.43    13.68
AXA Aggressive
  Allocation.............    10.33    11.27
AXA Conservative
  Allocation.............    10.43    11.38
AXA Conservative-Plus
  Allocation.............    10.50    11.45
AXA Global Equity
  Managed Volatility.....    30.33    30.75
AXA Large Cap Growth
  Managed Volatility(a)..    16.07    16.07
AXA Large Cap Value
  Managed Volatility.....    12.52    13.85
AXA Mid Cap Value
  Managed Volatility.....    18.93    20.63
AXA Moderate
  Allocation.............    10.35    11.29
AXA Moderate-Plus
  Allocation.............    10.45    11.40
AXA/AB Small Cap
  Growth.................    19.04    21.03
AXA/Janus Enterprise.....    15.32    19.28
AXA/Loomis Sayles
  Growth Portfolio.......    17.03    17.29
Charter(SM) Multi-Sector
  Bond...................     9.86    13.64
Charter(SM) Small Cap
  Growth.................    13.52    15.95
Dreyfus Stock Index
  Fund, Inc..............    15.68    15.68
EQ/BlackRock Basic
  Value Equity...........    14.98    17.32
EQ/Capital Guardian
  Research...............    19.06    23.01
EQ/Core Bond Index.......     9.52    13.83
EQ/Intermediate
  Government Bond........     9.69    12.28
EQ/Large Cap Value
  Index..................    18.36    19.79
EQ/MFS International
  Growth.................    14.39    20.36
EQ/Mid Cap Index.........    20.17    22.60
EQ/Money Market..........     8.80    10.22
EQ/PIMCO Ultra Short
  Bond...................     9.17    12.07
EQ/Quality Bond PLUS.....    15.61    23.40
EQ/Small Company
  Index..................    23.63    27.38
EQ/T. Rowe Price
  Growth Stock...........    15.74    71.62
EQ/UBS Growth &
  Income.................    16.38    18.10
Fidelity(R) VIP
  Contrafund(R) Portfolio    22.82    22.82


 FSA-59

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



7.  FINANCIAL HIGHLIGHTS



UNIT VALUE                   SHARE CLASS+          2018              2017              2016              2015
------------------------  ------------------  ---------------  ----------------  ----------------  ----------------
                                                LOW     HIGH     LOW      HIGH     LOW     HIGH      LOW     HIGH
                                              ------   ------  ------   -------  -------  -------  -------  -------
Franklin Income VIP
  Fund..................        CLASS 2       $18.07   $23.46  $19.42   $ 24.81  $ 18.21  $ 22.90  $ 16.42  $ 20.32
Franklin Rising
  Dividends VIP Fund....        CLASS 2        22.27    28.98   24.13     30.90    20.58    25.94    18.24    22.62
Invesco V.I. Diversified
  Dividend Fund.........       SERIES I         9.25    10.46   10.24     11.46     9.66    10.68     8.61     9.41
Invesco V.I. Global Core
  Equity Fund...........       SERIES I        11.49    13.86   13.90     16.56    11.58    13.64    11.09    12.92
Invesco V.I. Global
  Health Care Fund......       SERIES I        20.72    25.37   22.77     25.45    20.23    22.24    23.50    25.42
Invesco V.I. Technology
  Fund..................       SERIES I        17.55    19.08   18.06     19.40    13.68    14.53    14.11    14.82
Janus Henderson
  Balanced Portfolio....     INSTITUTIONAL     26.33    26.33   26.51     26.51    22.69    22.69    21.98    21.98
Janus Henderson
  Enterprise Portfolio..     INSTITUTIONAL     24.77    24.77   25.22     25.22    20.06    20.06    18.09    18.09
Janus Henderson
  Forty Portfolio.......     INSTITUTIONAL     28.51    28.51   28.34     28.34    22.04    22.04    21.86    21.86
Janus Henderson
  Forty Portfolio.......        SERVICE        31.67    35.56   31.80     35.38    25.16    27.55    25.40    27.35
Janus Henderson
  Global Research
  Portfolio.............     INSTITUTIONAL     13.90    13.90   15.13     15.13    12.07    12.07    11.98    11.98
Janus Henderson
  Overseas Portfolio....        SERVICE        19.68    18.75   23.85     22.37    17.31    18.75    17.19    18.77
MFS(R) Utilities Series.        INITIAL        32.58    43.13   33.01     43.20    29.43    38.07    27.02    34.57
Oppenheimer Global
  Fund/VA...............        SERVICE        25.19    32.83   29.92     38.37    22.57    28.48    23.24    28.87
PIMCO Global Bond
  Portfolio (Unhedged)..    ADMINISTRATIVE     11.79    19.27   12.66     20.36    11.99    18.96    11.85    18.45
ProFund VP Bear.........        COMMON          1.30     1.55    1.28      1.51     1.60     1.86     1.88     2.17
ProFund VP Rising
  Rates Opportunity.....        COMMON          1.57     2.13    1.53      2.07     1.79     2.37     1.94     2.53
ProFund VP UltraBull....        COMMON         26.39    31.18   32.12     37.34    23.42    26.80    20.31    22.87


UNIT VALUE                      2014
------------------------  ----------------
                            LOW     HIGH
                          -------  -------
Franklin Income VIP
  Fund..................  $ 18.17  $ 22.13
Franklin Rising
  Dividends VIP Fund....    19.47    23.76
Invesco V.I. Diversified
  Dividend Fund.........     8.64     9.33
Invesco V.I. Global Core
  Equity Fund...........    11.52    13.27
Invesco V.I. Global
  Health Care Fund......    23.44    24.94
Invesco V.I. Technology
  Fund..................    13.52    14.04
Janus Henderson
  Balanced Portfolio....    22.15    22.15
Janus Henderson
  Enterprise Portfolio..    17.63    17.63
Janus Henderson
  Forty Portfolio.......    19.74    19.74
Janus Henderson
  Forty Portfolio.......    23.34    24.73
Janus Henderson
  Global Research
  Portfolio.............    12.43    12.43
Janus Henderson
  Overseas Portfolio....    19.30    20.83
MFS(R) Utilities Series.    32.37    40.93
Oppenheimer Global
  Fund/VA...............    23.05    28.18
PIMCO Global Bond
  Portfolio (Unhedged)..    12.70    19.46
ProFund VP Bear.........     2.03     2.31
ProFund VP Rising
  Rates Opportunity.....     2.03     2.61
ProFund VP UltraBull....    21.50    23.83

NET ASSETS (000'S)                                   2018           2017           2016           2015           2014
----------------------------------------------     --------      ---------      ---------       --------       --------
1290 VT Equity Income.........................     $  9,098      $  11,727      $  11,253       $ 11,745       $ 13,597
1290 VT GAMCO Mergers and Acquisitions........        1,616          1,811          1,991          2,095          2,397
1290 VT GAMCO Small Company Value.............       83,292        113,202        111,735        103,395        124,196
1290 VT Socially Responsible..................        1,408          1,597          1,445          1,621          1,779
All Asset Growth-Alt 20.......................       83,127        102,757         98,586        101,063        118,188
AXA Aggressive Allocation.....................        1,050          1,357          1,282          1,575          2,332
AXA Conservative Allocation...................        1,830          1,907          2,106          3,226          3,374
AXA Conservative-Plus Allocation..............        1,042          2,777          2,901          2,880          3,322
AXA Global Equity Managed Volatility..........        2,188          2,877          2,486          2,661          3,088
AXA Large Cap Growth Managed Volatility(a)....        6,314          7,232          6,044          6,468          7,144
AXA Large Cap Value Managed Volatility........        2,759          3,556          3,294          3,601          4,081
AXA Mid Cap Value Managed Volatility..........       10,828         13,915         13,685         13,373         15,986
AXA Moderate Allocation.......................        6,308          6,803          7,081          8,349          8,020
AXA Moderate-Plus Allocation..................        3,126          3,451          3,392          3,577          4,656
AXA/AB Small Cap Growth.......................        1,143          1,498          1,314          1,327          1,537


 FSA-60

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



7.  FINANCIAL HIGHLIGHTS



NET ASSETS (000'S)                                     2018           2017           2016            2015           2014
------------------------------------------------     --------      ---------       ---------      ---------       ---------
AXA/Janus Enterprise............................     $  6,125      $   6,666       $   6,036      $   7,783       $  10,136
AXA/Loomis Sayles Growth Portfolio..............       47,267         54,687          45,423         48,619          49,075
Charter(SM) Multi-Sector Bond...................        1,797          2,125           2,335          2,790           3,280
Charter(SM) Small Cap Growth....................        8,518          9,825           8,813          9,182          11,483
Dreyfus Stock Index Fund, Inc...................       13,242         15,502          14,561         14,595          15,928
EQ/BlackRock Basic Value Equity.................        3,796          5,015           5,135          5,115           6,407
EQ/Capital Guardian Research....................        4,261          4,942           4,488          4,585           4,993
EQ/Core Bond Index..............................       15,396         17,677          19,814         22,618          26,612
EQ/Intermediate Government Bond.................        7,122          7,816           9,065         10,671          12,665
EQ/Large Cap Value Index........................        8,631         10,654          11,008         10,610          12,597
EQ/MFS International Growth.....................        7,696          9,373           7,993          8,985           9,982
EQ/Mid Cap Index................................        7,068          9,229           8,859          7,992           9,730
EQ/Money Market.................................       19,769         14,624          13,459         16,137          18,012
EQ/PIMCO Ultra Short Bond.......................        2,747          3,145           3,502          3,876           4,427
EQ/Quality Bond PLUS............................        4,114          4,653           5,325          5,941           6,822
EQ/Small Company Index..........................        2,095          3,013           2,874          2,614           3,377
EQ/T. Rowe Price Growth Stock...................       41,418         47,029          38,935         43,463          43,771
EQ/UBS Growth & Income..........................       14,743         19,960          18,195         19,111          21,758
Fidelity(R) VIP Contrafund(R) Portfolio.........       15,265         18,693          17,394         18,905          21,510
Franklin Income VIP Fund........................       12,474         14,303          14,392         14,335          18,814
Franklin Rising Dividends VIP Fund..............        5,625          6,437           5,835          5,641           7,012
Invesco V.I. Diversified Dividend Fund..........          681          1,014           1,000            931           1,030
Invesco V.I. Global Core Equity Fund............          551            779             650            632             737
Invesco V.I. Health Care Fund...................        1,387          1,814           1,747          2,380           2,686
Invesco V.I. Technology Fund....................          781          1,059             834          1,000           1,065
Janus Henderson Balanced Portfolio..............       11,744         12,935          12,001         13,421          14,845
Janus Henderson Enterprise Portfolio............       10,858         12,212          10,604         10,677          11,556
Janus Henderson Forty Portfolio.................       12,128         13,506          12,185         13,879          13,939
Janus Henderson Global Research Portfolio.......        5,576          6,585           5,841          6,542           7,676
Janus Henderson Overseas Portfolio..............        4,101          5,470           4,745          5,698           7,000
MFS(R) Utilities Series.........................        3,323          4,132           3,933          3,995           5,456
Oppenheimer Global Fund/VA......................        6,667          8,902           7,558          8,881           9,642
PIMCO Global Bond Opportunities
   Portfolio (Unhedged).........................        3,721          4,379           4,559          4,840           5,971
ProFund VP Bear.................................           23             30              34             94             112
ProFund VP Rising Rates Opportunity.............          233            172             318            385             440
ProFund VP UltraBull............................        1,426          2,174           1,605          1,507           2,440

INCOME RATIO*                                         2018          2017            2016          2015           2014
------------------------------------------------     ------         ------         ------         ------         ------
1290 VT Equity Income...........................      2.02%         1.59%           1.83%         1.51%           1.47%
1290 VT GAMCO Mergers and Acquisitions..........      1.47          0.16            0.01          0.00            0.00
1290 VT GAMCO Small Company Value...............      0.56          0.57            0.47          0.51            0.26
1290 VT Socially Responsible....................      0.97          1.01            1.05          0.99            0.74


 FSA-61

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



7.  FINANCIAL HIGHLIGHTS



INCOME RATIO*                                            2018            2017           2016            2015            2014
--------------------------------------------------      -------         -------         -------         ------          ------
All Asset Growth-Alt 20...........................       1.76%           1.44%           1.27%          0.80%           1.36%
AXA Aggressive Allocation.........................       1.54            1.45            0.82           0.80            1.52
AXA Conservative Allocation.......................       1.56            1.08            0.79           0.82            0.93
AXA Conservative-Plus Allocation..................       0.87            1.15            0.93           0.80            0.97
AXA Global Equity Managed Volatility..............       1.04            1.08            0.88           0.87            0.89
AXA Large Cap Growth Managed Volatility...........       0.52            0.50            0.54           0.28            0.23
AXA Large Cap Value Managed Volatility............       2.48            1.51            1.52           1.58            1.31
AXA Mid Cap Value Managed Volatility..............       1.26            1.02            1.16           0.75            0.55
AXA Moderate Allocation...........................       1.62            1.19            0.82           0.88            1.05
AXA Moderate-Plus Allocation......................       1.67            1.34            0.85           0.81            1.15
AXA/AB Small Cap Growth...........................       0.12            0.26            0.33           0.05            0.06
AXA/Janus Enterprise..............................       0.00            0.00            0.00           0.00            0.00
AXA/Loomis Sayles Growth Portfolio................       0.09            0.17            0.30           0.12            0.10
Charter(SM) Multi-Sector Bond.....................       2.10            1.51            1.86           1.48            2.40
Charter(SM) Small Cap Growth......................       3.93            2.55            0.00           0.26            0.00
Dreyfus Stock Index Fund, Inc.....................       1.72            1.69            1.99           1.82            1.74
EQ/BlackRock Basic Value Equity...................       1.59            1.34            1.39           1.23            1.02
EQ/Capital Guardian Research......................       0.60            0.77            0.85           0.58            0.67
EQ/Core Bond Index................................       1.79            1.52            1.43           1.40            1.24
EQ/Intermediate Government Bond...................       1.23            0.79            0.64           0.56            0.37
EQ/Large Cap Value Index..........................       2.03            1.72            1.89           1.83            1.41
EQ/MFS International Growth.......................       0.88            0.80            0.94           0.60            0.92
EQ/Mid Cap Index..................................       1.09            0.88            1.05           0.83            0.73
EQ/Money Market...................................       1.25            0.40            0.00           0.00            0.00
EQ/PIMCO Ultra Short Bond.........................       1.88            1.21            0.96           0.45            0.35
EQ/Quality Bond PLUS..............................       1.63            1.14            1.12           1.03            0.94
EQ/Small Company Index............................       0.93            1.02            1.06           0.84            0.73
EQ/T. Rowe Price Growth Stock.....................       0.00            0.00            0.00           0.00            0.00
EQ/UBS Growth & Income............................       0.36            0.28            0.77           0.56            0.57
Fidelity(R) VIP Contrafund(R) Portfolio...........       0.63            0.90            0.68           0.91            0.81
Franklin Income VIP Fund..........................       4.90            4.16            4.73           4.73            5.14
Franklin Rising Dividends VIP Fund................       1.29            1.51            1.40           1.45            1.31
Invesco V.I. Diversified Dividend Fund............       2.16            1.65            1.26           1.63            1.63
Invesco V.I. Global Core Equity Fund..............       1.07            1.18            1.05           1.41            1.92
Invesco V.I. Global Health Care Fund..............       0.00            0.38            0.00           0.00            0.00
Invesco V.I. Technology Fund......................       0.00            0.00            0.00           0.00            0.00
Janus Henderson Balanced Portfolio................       2.23            1.60            2.12           1.61            1.72
Janus Henderson Enterprise Portfolio..............       0.26            0.25            0.14           0.65            0.16
Janus Henderson Forty Portfolio...................       0.00            0.00            0.00           0.00            0.13
Janus Henderson Global Research Portfolio.........       1.19            0.82            1.04           0.67            1.07
Janus Henderson Overseas Portfolio................       1.73            1.61            4.43           0.52            3.07
MFS(R) Utilities Series...........................       1.04            4.41            3.81           4.12            2.15
Oppenheimer Global Fund/VA........................       0.80            0.72            0.74           1.10            0.88


 FSA-62

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



7.  FINANCIAL HIGHLIGHTS



INCOME RATIO*                                        2018           2017           2016           2015           2014
-----------------------------------------------      ------         ------         ------         ------         ------
PIMCO Global Bond Portfolio Opportunities
   (Unhedged)..................................      6.37%          1.95%          1.56%          1.80%          2.55%
ProFund VP Bear................................      0.00           0.00           0.00           0.00           0.00
ProFund VP Rising Rates Opportunity............      0.00           0.00           0.00           0.00           0.00
ProFund VP UltraBull...........................      0.00           0.00           0.00           0.00           0.00

EXPENSE RATIO**              SHARE CLASS+          2018             2017             2016             2015              2014
------------------------  ------------------  ---------------  ----------------  ---------------  ---------------  ---------------
                                               LOW     HIGH      LOW     HIGH     LOW     HIGH     LOW     HIGH     LOW     HIGH
                                              ------   ------  ------   -------  ------  -------  ------   ------  ------   ------
1290 VT Equity Income...           A           1.25%    1.25%   1.25%    1.25%   1.25%    1.25%   1.25%    1.25%   1.25%    1.25%
1290 VT Equity Income...           B           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
1290 VT GAMCO
  Mergers and
  Acquisitions..........           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.80
1290 VT GAMCO
  Small Company Value...           B           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
1290 VT Socially
  Responsible...........           A           1.35     1.35    1.35     1.35    1.35     1.35    1.35     1.35    1.35     1.35
1290 VT Socially
  Responsible...........           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
All Asset Growth-Alt 20.           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
AXA Aggressive
  Allocation............           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
AXA Conservative
  Allocation............           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
AXA Conservative-Plus
  Allocation............           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
AXA Global Equity
  Managed Volatility....           A           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
AXA Large Cap Growth
  Managed Volatility(a).           B           1.35     1.35    1.35     1.35    1.35     1.35    1.35     1.35    1.35     1.35
AXA Large Cap Value
  Managed Volatility....           A           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.80
AXA Mid Cap Value
  Managed Volatility....           A           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
AXA Moderate
  Allocation............           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
AXA Moderate-Plus
  Allocation............           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35
AXA/AB Small Cap
  Growth................           A           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
AXA/Janus Enterprise....           A           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
AXA/Loomis Sayles
  Growth Portfolio......           B           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
Charter(SM) Multi-Sector
  Bond..................           A           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
Charter(SM) Small Cap
  Growth................           B           1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.35    1.20     2.80
Dreyfus Stock Index
  Fund, Inc.............        INITIAL        1.35     1.35    1.35     1.35    1.35     1.35    1.35     1.35    1.35     1.35
EQ/BlackRock Basic
  Value Equity..........           B           1.20     2.85    1.20     2.85    1.20     2.85    1.20     2.85    1.20     2.85
EQ/Capital Guardian
  Research..............           A           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80
EQ/Core Bond Index......           A           1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80    1.20     2.80


 FSA-63

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



7.  FINANCIAL HIGHLIGHTS



EXPENSE RATIO**               SHARE CLASS+          2018             2017              2016             2015             2014
-------------------------  ------------------  ---------------  ----------------  ---------------  ---------------  ----------------
                                                LOW     HIGH     LOW      HIGH     LOW     HIGH     LOW     HIGH      LOW     HIGH
                                               ------   ------  ------   -------  ------   ------  ------   ------  -------  -------
EQ/Intermediate
  Government Bond........           A          1.20%    2.80%   1.20%     2.80%   1.20%    2.80%   1.20%    2.80%    1.20%    2.80%
EQ/Large Cap Value
  Index..................           A          1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
EQ/MFS International
  Growth.................           B          1.25     1.35    1.25      1.35    1.25     1.35    1.25     1.35     1.25     1.35
EQ/Mid Cap Index.........           A          1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
EQ/Money Market..........           A          1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
EQ/PIMCO Ultra Short
  Bond...................           B          1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
EQ/Quality Bond PLUS.....           B          1.25     1.35    1.25      1.35    1.25     1.35    1.25     1.35     1.25     1.35
EQ/Small Company
  Index..................           A          1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
EQ/T. Rowe Price
  Growth Stock...........           B          1.25     1.35    1.25      1.35    1.25     1.35    1.25     1.35     1.25     1.35
EQ/UBS Growth &
  Income.................           B          1.20     2.35    1.20      2.35    1.20     2.35    1.20     2.35     1.20     2.35
Fidelity(R) VIP
  Contrafund(R) Portfolio        SERVICE       1.35     1.35    1.35      1.35    1.35     1.35    1.35     1.35     1.35     1.35
Franklin Income VIP
  Fund...................        CLASS 2       1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
Franklin Rising
  Dividends VIP Fund.....        CLASS 2       1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
Invesco V.I. Diversified
  Dividend Fund..........       SERIES I       1.20     2.35    1.20      2.35    1.20     2.35    1.20     2.35     1.20     2.35
Invesco V.I. Global Core
  Equity Fund............       SERIES I       1.20     2.35    1.20      2.35    1.20     2.35    1.20     2.35     1.20     2.35
Invesco V.I. Global
  Health Care Fund.......       SERIES I       1.20     2.85    1.20      2.85    1.20     2.85    1.20     2.85     1.20     2.85
Invesco V.I. Technology
  Fund...................       SERIES I       1.20     2.35    1.20      2.35    1.20     2.35    1.20     2.35     1.20     2.35
Janus Henderson
  Balanced Portfolio.....     INSTITUTIONAL    1.35     1.35    1.35      1.35    1.35     1.35    1.35     1.35     1.35     1.35
Janus Henderson
  Enterprise Portfolio...     INSTITUTIONAL    1.35     1.35    1.35      1.35    1.35     1.35    1.35     1.35     1.35     1.35
Janus Henderson
  Forty Portfolio........     INSTITUTIONAL    1.35     1.35    1.35      1.35    1.35     1.35    1.35     1.35     1.35     1.35
Janus Henderson
  Forty Portfolio........        SERVICE       1.20     2.85    1.20      2.85    1.20     2.85    1.20     2.85     1.20     2.85
Janus Henderson
  Global Research
  Portfolio..............     INSTITUTIONAL    1.35     1.35    1.35      1.35    1.35     1.35    1.35     1.35     1.35     1.35
Janus Henderson
  Overseas Portfolio.....        SERVICE       1.20     2.80    1.20      2.80    1.20     2.35    1.20     2.35     1.20     2.80
MFS(R) Utilities Series..        INITIAL       1.20     2.35    1.20      2.35    1.20     2.35    1.20     2.35     1.20     2.35
Oppenheimer Global
  Fund/VA................        SERVICE       1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
PIMCO Global Bond
  Portfolio (Unhedged)...    ADMINISTRATIVE    1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80
ProFund VP Bear..........        COMMON        1.20     2.35    1.20      2.35    1.20     2.35    1.20     2.35     1.20     2.35
ProFund VP Rising
  Rates Opportunity......        COMMON        1.20     2.85    1.20      2.85    1.20     2.85    1.20     2.85     1.20     2.85
ProFund VP UltraBull.....        COMMON        1.20     2.80    1.20      2.80    1.20     2.80    1.20     2.80     1.20     2.80



 FSA-64

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



7.  FINANCIAL HIGHLIGHTS



TOTAL RETURN***             SHARE CLASS+          2018                2017              2016               2015
------------------------  ----------------  ------------------  -----------------  -----------------  -----------------
                                              LOW      HIGH       LOW      HIGH      LOW      HIGH      LOW     HIGH
                                            --------  --------  --------  -------  --------  -------  -------  --------
1290 VT Equity Income...          A         -12.79%   -12.79%     14.41%   14.41%   11.58%    11.58%   -2.92%   -2.92%
1290 VT Equity Income...          B         -14.14%   -12.75%     12.65%   14.47%    9.87%    11.64%   -4.42%   -2.87%
1290 VT GAMCO
  Mergers and
  Acquisitions..........          B          -7.13%    -6.05%      3.72%    4.92%    5.20%     6.41%    0.24%    1.40%
1290 VT GAMCO Small
  Company Value.........          B         -17.93%   -16.59%     12.90%   14.72%   19.88%    21.80%   -8.30%   -6.82%
1290 VT Socially
  Responsible...........          A          -5.66%    -5.66%     18.79%   18.79%    8.49%     8.49%   -0.88%   -0.88%
1290 VT Socially
  Responsible...........          B          -6.60%    -5.52%     17.62%   18.97%    7.41%     8.65%   -1.86%   -0.72%
All Asset Growth-Alt 20.          B          -9.72%    -8.67%     13.21%   14.52%    7.03%     8.26%   -6.19%   -5.11%
AXA Aggressive
  Allocation............          B         -10.85%    -9.81%     16.34%   17.68%    6.27%     7.49%   -4.04%   -2.93%
AXA Conservative
  Allocation............          B          -3.86%    -2.74%      2.52%    3.70%    0.54%     1.70%   -2.56%   -1.43%
AXA Conservative-Plus
  Allocation............          B          -5.90%    -4.80%      6.30%    7.53%    2.31%     3.49%   -2.96%   -1.84%
AXA Global Equity
  Managed Volatility....          A         -14.60%   -13.21%     22.61%   24.58%    1.60%     3.23%   -4.44%   -2.90%
AXA Large Cap Growth
  Managed Volatility(a).          B          -4.28%    -4.28%     27.49%   27.49%    4.10%     4.10%    2.64%    2.64%
AXA Large Cap Value
  Managed Volatility....          A         -12.03%   -11.01%     11.22%   12.50%   12.65%    13.95%   -6.25%   -5.16%
AXA Mid Cap Value
  Managed Volatility....          A         -15.70%   -14.34%      9.23%   10.99%   14.43%    16.27%   -6.20%   -4.69%
AXA Moderate
  Allocation............          B          -6.99%    -5.91%      8.47%    9.72%    2.92%     4.10%   -3.19%   -2.07%
AXA Moderate-Plus
  Allocation............          B          -9.01%    -7.95%     12.23%   13.53%    4.78%     5.99%   -3.58%   -2.47%
AXA/AB Small Cap
  Growth................          A         -10.44%    -8.98%     19.29%   21.21%    9.48%    11.24%   -5.59%   -4.07%
AXA/Janus Enterprise....          A          -4.52%    -2.97%     24.38%   26.38%   -6.97%    -5.47%   -8.10%   -6.62%
AXA/Loomis Sayles
  Growth Portfolio......          B          -5.68%    -4.15%     30.89%   32.99%    3.87%     5.54%    8.45%   10.19%
Charter(SM) Multi-Sector
  Bond..................          A          -3.27%    -1.70%     -0.63%    1.02%    0.10%     1.71%   -3.39%   -1.83%
Charter(SM) Small Cap
  Growth................          B          -7.25%    -6.17%     21.48%   22.88%    6.82%     8.05%   -8.23%   -7.16%
Dreyfus Stock Index
  Fund, Inc.............       INITIAL       -5.92%    -5.92%     19.91%   19.91%   10.21%    10.21%   -0.25%   -0.25%
EQ/BlackRock Basic
  Value Equity..........          B         -10.57%    -9.12%      5.08%    6.82%   14.66%    16.56%   -8.79%   -7.27%
EQ/Capital Guardian
  Research..............          A          -7.48%    -5.98%     21.99%   23.95%    5.44%     7.13%   -0.90%    0.70%
EQ/Core Bond Index......          A          -2.54%    -0.96%     -1.33%    0.26%   -1.41%     0.17%   -2.34%   -0.76%
EQ/Intermediate
  Government Bond.......          A          -1.97%    -0.38%     -2.42%   -0.85%   -2.32%    -0.74%   -2.34%   -0.77%
EQ/Large Cap Value
  Index.................          A         -11.42%    -9.98%      9.89%   11.66%   13.27%    15.09%   -7.07%   -5.57%
EQ/MFS International
  Growth................          B         -10.59%   -10.50%     30.29%   30.42%    0.61%     0.71%   -1.15%   -1.05%
EQ/Mid Cap Index........          A         -14.15%   -12.75%     12.30%   14.11%   16.61%    18.49%   -5.54%   -4.02%
EQ/Money Market.........          A          -1.54%    -0.06%     -2.37%   -0.80%   -2.75%    -1.19%   -2.76%   -1.19%
EQ/PIMCO Ultra Short
  Bond..................          B          -1.84%    -0.25%     -0.92%    0.68%   -0.82%     0.78%   -3.03%   -1.47%
EQ/Quality Bond PLUS....          B          -1.23%    -1.13%      0.04%    0.14%   -0.18%    -0.08%   -1.12%   -1.02%


TOTAL RETURN***                 2014
------------------------  ------------------
                            LOW      HIGH
                          --------  --------
1290 VT Equity Income...    7.32%      7.32%
1290 VT Equity Income...    5.63%      7.38%
1290 VT GAMCO
  Mergers and
  Acquisitions..........   -0.73%      0.45%
1290 VT GAMCO Small
  Company Value.........    0.22%      1.84%
1290 VT Socially
  Responsible...........   12.02%     12.02%
1290 VT Socially
  Responsible...........   11.04%     12.22%
All Asset Growth-Alt 20.    0.00%      1.18%
AXA Aggressive
  Allocation............    2.28%      3.49%
AXA Conservative
  Allocation............    0.19%      1.34%
AXA Conservative-Plus
  Allocation............    0.77%      1.87%
AXA Global Equity
  Managed Volatility....   -1.14%      0.46%
AXA Large Cap Growth
  Managed Volatility(a).    8.58%      8.58%
AXA Large Cap Value
  Managed Volatility....    9.54%     10.89%
AXA Mid Cap Value
  Managed Volatility....    7.80%      9.56%
AXA Moderate
  Allocation............    0.68%      1.80%
AXA Moderate-Plus
  Allocation............    1.36%      2.52%
AXA/AB Small Cap
  Growth................    0.72%      2.31%
AXA/Janus Enterprise....   -3.46%     -1.92%
AXA/Loomis Sayles
  Growth Portfolio......    4.80%      6.53%
Charter(SM) Multi-Sector
  Bond..................   -0.40%      1.19%
Charter(SM) Small Cap
  Growth................   -4.86%     -3.74%
Dreyfus Stock Index
  Fund, Inc.............   11.84%     11.84%
EQ/BlackRock Basic
  Value Equity..........    6.62%      8.39%
EQ/Capital Guardian
  Research..............    7.44%      9.21%
EQ/Core Bond Index......   -0.42%      1.17%
EQ/Intermediate
  Government Bond.......   -1.22%      0.33%
EQ/Large Cap Value
  Index.................    9.55%     11.30%
EQ/MFS International
  Growth................   -6.25%     -6.18%
EQ/Mid Cap Index........    5.93%      7.72%
EQ/Money Market.........   -2.76%     -1.16%
EQ/PIMCO Ultra Short
  Bond..................   -2.86%     -1.31%
EQ/Quality Bond PLUS....    1.50%      1.65%


 FSA-65

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



7.  FINANCIAL HIGHLIGHTS



TOTAL RETURN***              SHARE CLASS+           2018              2017                 2016                2015
-------------------------  ----------------  ------------------  -----------------  -------------------  -----------------
                                               LOW       HIGH      LOW     HIGH        LOW      HIGH       LOW      HIGH
                                             --------  --------  -------  --------  ---------  --------  --------  -------
EQ/Small Company
  Index..................          A          -13.77%   -12.37%   10.87%   12.65%     17.21%     19.10%    -7.20%   -5.71%
EQ/T. Rowe Price
  Growth Stock...........          B           -2.94%    -2.85%   31.59%   31.72%     -0.01%      0.09%     8.74%    8.85%
EQ/UBS Growth &
  Income.................          B          -15.44%   -14.45%   18.47%   19.84%      7.60%      8.84%    -3.72%   -2.60%
Fidelity(R) VIP
  Contrafund(R) Portfolio       SERVICE        -7.75%    -7.75%   20.13%   20.13%      6.47%      6.47%    -0.79%   -0.79%
Franklin Income VIP
  Fund...................       CLASS 2        -6.96%    -5.45%    6.65%    8.37%     10.88%     12.67%    -9.62%   -8.16%
Franklin Rising
  Dividends VIP Fund.....       CLASS 2        -7.71%    -6.21%   17.24%   19.12%     12.85%     14.66%    -6.31%   -4.80%
Invesco V.I. Diversified
  Dividend Fund..........      SERIES I        -9.73%    -8.68%    6.06%    7.28%     12.15%     13.45%    -0.30%    0.85%
Invesco V.I. Global Core
  Equity Fund............      SERIES I       -17.30%   -16.33%   20.06%   21.44%      4.34%      5.54%    -3.71%   -2.60%
Invesco V.I. Health Care
  Fund...................      SERIES I        -1.45%    -0.31%   12.58%   14.45%    -13.94%    -12.51%     0.26%    1.93%
Invesco V.I. Technology
  Fund...................      SERIES I        -2.78%    -1.65%   32.00%   33.53%     -3.06%     -1.94%     4.33%    5.54%
Janus Henderson
  Balanced Portfolio.....    INSTITUTIONAL     -0.68%    -0.68%   16.85%   16.85%      3.20%      3.20%    -0.73%   -0.73%
Janus Henderson
  Enterprise Portfolio...    INSTITUTIONAL     -1.76%    -1.76%   25.72%   25.72%     10.86%     10.86%     2.63%    2.63%
Janus Henderson
  Forty Portfolio........    INSTITUTIONAL      0.61%     0.61%   28.57%   28.57%      0.83%      0.83%    10.72%   10.72%
Janus Henderson
  Forty Portfolio........       SERVICE        -1.11%    -0.50%   26.36%   28.45%     -0.91%      0.73%     8.79%   10.60%
Janus Henderson
  Global Research
  Portfolio..............    INSTITUTIONAL     -8.12%    -8.12%   25.33%   25.33%      0.70%      0.70%    -3.60%   -3.60%
Janus Henderson
  Overseas Portfolio.....       SERVICE       -17.49%   -16.15%   27.21%   29.25%     -9.28%     -7.82%   -10.92%   -9.89%
MFS(R) Utilities Series..       INITIAL        -1.30%    -0.15%   12.17%   13.47%      8.89%     10.15%   -16.51%  -15.54%
Oppenheimer Global
  Fund/VA................       SERVICE       -15.80%   -14.43%   32.57%   34.70%     -2.91%     -1.34%     0.81%    2.44%
PIMCO Global Bond
  Opportunities Portfolio
  (Unhedged).............   ADMINISTRATIVE     -6.85%    -5.34%    5.64%    7.33%      1.18%      2.80%    -6.68%   -5.18%
ProFund VP Bear..........       COMMON          1.62%     2.81%  -19.87%  -18.94%    -15.07%    -14.09%    -7.13%   -6.06%
ProFund VP Rising
  Rates Opportunity......       COMMON          1.27%     2.91%  -14.38%  -12.95%     -7.82%     -6.29%    -4.35%   -2.76%
ProFund VP UltraBull.....       COMMON        -17.85%   -16.52%   37.14%   39.34%     15.34%     17.19%    -5.57%   -4.04%


TOTAL RETURN***                  2014
-------------------------  ------------------
                             LOW      HIGH
                           --------  --------
EQ/Small Company
  Index..................    1.94%      3.59%
EQ/T. Rowe Price
  Growth Stock...........    7.15%      7.30%
EQ/UBS Growth &
  Income.................   11.81%     13.13%
Fidelity(R) VIP
  Contrafund(R) Portfolio   10.29%     10.29%
Franklin Income VIP
  Fund...................    1.74%      3.36%
Franklin Rising
  Dividends VIP Fund.....    5.76%      7.41%
Invesco V.I. Diversified
  Dividend Fund..........   10.20%     11.47%
Invesco V.I. Global Core
  Equity Fund............   -1.71%     -0.52%
Invesco V.I. Health Care
  Fund...................   16.33%     18.26%
Invesco V.I. Technology
  Fund...................    8.42%      9.69%
Janus Henderson
  Balanced Portfolio.....    7.06%      7.06%
Janus Henderson
  Enterprise Portfolio...   11.02%     11.02%
Janus Henderson
  Forty Portfolio........    7.22%      7.22%
Janus Henderson
  Forty Portfolio........    5.42%      7.20%
Janus Henderson
  Global Research
  Portfolio..............    5.97%      5.97%
Janus Henderson
  Overseas Portfolio.....  -14.15%    -13.17%
MFS(R) Utilities Series..   10.14%     11.40%
Oppenheimer Global
  Fund/VA................   -0.77%      0.82%
PIMCO Global Bond
  Opportunities Portfolio
  (Unhedged).............   -0.55%      1.09%
ProFund VP Bear..........  -16.12%    -15.38%
ProFund VP Rising
  Rates Opportunity......  -32.33%    -30.95%
ProFund VP UltraBull.....   19.84%     21.77%

(a) AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges and Contractowner charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.
** This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
*** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The effective date of the Variable Investment Options is indicated by a date notation, as applicable. The total return is calculated for each period


 FSA-66

MONY AMERICA VARIABLE ACCOUNT A
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2018



7.  FINANCIAL HIGHLIGHTS


    indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
+ Share class reflects the shares of the portfolio that the Variable Investment Options invest in.


8.    SUBSEQUENT EVENTS

All material subsequent transactions and events have been evaluated for the period from December 31, 2018 through the date on which the financial statements were issued. It has been determined that there are no subsequent transactions or events that require adjustment or disclosure in the financial statements.



 FSA-67

                             FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                                                                                                                   Page
                                                                                                                   -----
Report of Independent Registered Public Accounting Firm...........................................................  F-1

Financial Statements -- Statutory Basis:
 Balance Sheets -- Statutory Basis, December 31, 2018 and December 31, 2017.......................................  F-2
 Statements of Operations -- Statutory Basis, Years Ended December 31, 2018, 2017 and 2016........................  F-3
 Statements of Changes in Capital and Surplus -- Statutory Basis, Years Ended December 31, 2018, 2017 and 2016....  F-4
 Statements of Cash Flows -- Statutory Basis, Years Ended December 31, 2018, 2017 and 2016........................  F-5

Notes to Financial Statements -- Statutory Basis
 Note 1 -- Organization and Description of Business...............................................................  F-6
 Note 2 -- Summary Significant Accounting Policies................................................................  F-6
 Note 3 -- Investments............................................................................................ F-13
 Note 4 -- Joint Ventures, Partnerships and Limited Liability Companies........................................... F-18
 Note 5 -- Investment Income...................................................................................... F-18
 Note 6 -- Derivative Instruments................................................................................. F-18
 Note 7 -- Income Taxes........................................................................................... F-19
 Note 8 -- Information Concerning Parent, Subsidiaries and Affiliates............................................. F-22
 Note 9 -- Capital and Surplus and Shareholders Dividend Restrictions............................................. F-23
 Note 10 -- Commitments and Contingencies......................................................................... F-23
 Note 11 -- Fair value of Other Financial Instruments............................................................. F-25
 Note 12 -- Reinsurance Agreements................................................................................ F-27
 Note 13 -- Reserves for Life Contracts and Deposit Type Contracts................................................ F-28
 Note 14 -- Variable Annuity Contracts -- Guaranteed Minimum Death Benefit ("GMDB") and Guaranteed Minimum Income
            Benefit ("GMIB")...................................................................................... F-28
 Note 15 -- Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics.......... F-29
 Note 16 -- Premium and Annuity Considerations Deferred and Uncollected........................................... F-30
 Note 17 -- Separate Accounts..................................................................................... F-30
 Note 18 -- Loss/Claim Adjustment Expenses........................................................................ F-31
 Note 19 -- Debt and Federal Home Loan Bank....................................................................... F-33
 Note 20 -- Share-based Compensation.............................................................................. F-33
 Note 21 -- Subsequent Events..................................................................................... F-33

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

OPINION ON THE STATUTORY FINANCIAL STATEMENTS

We have audited the accompanying balance sheets -- statutory basis of MONY Life Insurance Company of America (the "Company") as of December 31, 2018 and 2017, and the related statements of operations -- statutory basis, of changes in capital and surplus -- statutory basis, and of cash flows - statutory basis for each of the three years in the period ended December 31, 2018, including the related notes (collectively referred to as the "statutory financial statements"). In our opinion, because of the effects of the matters discussed in the following paragraph, the statutory financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

As discussed in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Arizona Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. As discussed in Note 2, the effects on the statutory financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory financial statements and accounting principles generally accepted in the United States of America are material.

In our opinion, the statutory financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting practices prescribed or permitted by the Arizona Department of Insurance.

BASIS FOR OPINION

These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's statutory financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these statutory financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the statutory financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statutory financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, NY

April 12, 2019

We have served as the Company's auditor since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Company.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                       BALANCE SHEETS -- STATUTORY BASIS
                          DECEMBER 31, 2018 AND 2017

                                                      2018        2017
                                                   ----------  ----------
                                                        (IN MILLIONS)
ADMITTED ASSETS:
Cash and invested assets:
  Cash, cash equivalents and short-term
   investments.................................... $     48.8  $     37.7
  Fixed maturities................................    1,069.7     1,025.6
  Common stocks...................................       55.0        48.6
  Mortgage loans..................................       17.0        17.0
  Policy loans....................................      109.9        57.2
  Derivatives and other invested assets...........       19.7        89.3
                                                   ----------  ----------
   Total invested assets..........................    1,320.1     1,275.4
Investment due and accrued........................       11.3         9.6
Net deferred tax asset............................       14.3        10.5
Other assets......................................       78.3        12.3
Separate Accounts assets..........................    2,280.8     2,427.3
                                                   ----------  ----------
   TOTAL ASSETS................................... $  3,704.8  $  3,735.1
                                                   ==========  ==========

LIABILITIES AND CAPITAL AND SURPLUS:
Liabilities:
Policy reserves and deposit type-funds............ $  1,311.8  $  1,028.8
Policy and contract claims........................       22.1        14.3
Transfer to (from) Separate Accounts due and
  accrued.........................................     (193.1)     (185.8)
Asset valuation reserve...........................       15.8        14.9
Amounts withheld by company as agent..............       11.6        93.5
Other liabilities.................................       51.5        74.0
Separate Accounts liabilities.....................    2,262.7     2,408.4
                                                   ----------  ----------
   Total liabilities..............................    3,482.4     3,448.1
                                                   ----------  ----------

Commitments and contingencies (Note 10)

Capital and surplus:
  Common stock, $1.00 per share par value,
   5,000,000 shares authorized, 2,500,000 million
   shares issued and outstanding..................        2.5         2.5
  Paid-in surplus.................................      463.2       393.2
  Unassigned surplus (deficit)....................     (243.3)     (108.7)
                                                   ----------  ----------
   Total capital and surplus......................      222.4       287.0
                                                   ----------  ----------
   TOTAL LIABILITIES AND CAPITAL AND SURPLUS...... $  3,704.8  $  3,735.1
                                                   ==========  ==========

             See Notes to Financial Statements -- Statutory Basis.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                     2018      2017      2016
                                                   --------  --------  --------
                                                           (IN MILLIONS)
PREMIUMS AND OTHER REVENUES:
Premiums and annuity considerations............... $  591.4  $  519.4  $  457.9
Net investment income.............................     49.2      40.2      33.2
Commission and expense allowance on reinsurance
  ceded...........................................     25.1      27.4      26.6
Income from fees associated with Separate Accounts     49.1      49.5      49.4
Other income......................................      1.9       2.5       2.2
                                                   --------  --------  --------
   Total premiums and other revenues..............    716.7     639.0     569.3
                                                   --------  --------  --------

BENEFITS AND EXPENSES:
Policyholder benefits.............................    127.8      88.8      90.0
Increase (decrease) in reserves...................    282.2     253.9     205.5
Separate Accounts' modified coinsurance
  reinsurance.....................................    110.6     110.2     120.6
Commissions.......................................    118.0     109.9     103.0
Operating expenses................................    147.8     150.2     143.7
Transfer to or (from) Separate Accounts, net......     12.5     (17.3)    (62.6)
                                                   --------  --------  --------
   Total benefits and expenses....................    798.9     695.7     600.2
                                                   --------  --------  --------
Net gain (loss) from operations before federal
  income taxes ("FIT")............................    (82.2)    (56.7)    (30.9)
FIT expense (benefit) incurred (excluding tax on
  capital gains)..................................      7.6     (21.3)    (13.0)
                                                   --------  --------  --------
Net gain (loss) from operations...................    (89.8)    (35.4)    (17.9)
Net realized capital gains (losses), net of tax...      1.0      23.2      (5.1)
                                                   --------  --------  --------
   Net income (loss).............................. $  (88.8) $  (12.2) $  (23.0)
                                                   ========  ========  ========

             See Notes to Financial Statements -- Statutory Basis.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
        STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                                          UNASSIGNED
                                                    COMMON     PAID-IN     SURPLUS    TOTAL CAPITAL
                                                    STOCK      SURPLUS    (DEFICIT)    AND SURPLUS
                                                   --------- ----------- -----------  -------------
                                                                     (IN MILLIONS)
BALANCES AS OF JANUARY 1, 2016.................... $     2.5 $     393.2 $     (59.3)  $      336.4
   Net income (loss)..............................        --          --       (23.0)         (23.0)
   Change in net unrealized capital gains
     (losses), net of tax.........................        --          --        13.1           13.1
   Change in asset valuation reserve..............        --          --         1.3            1.3
   Change in net admitted deferred tax asset
     excluding tax on unrealized gains............        --          --         2.5            2.5
   Changes in surplus as a result of reinsurance..        --          --       (20.3)         (20.3)
   Other changes to surplus.......................        --          --        (7.3)          (7.3)
                                                   --------- ----------- -----------   ------------
BALANCES AS OF DECEMBER 31, 2016.................. $     2.5 $     393.2 $     (93.0)  $      302.7
                                                   ========= =========== ===========   ============

BALANCES AS OF JANUARY 1, 2017.................... $     2.5 $     393.2 $     (93.0)  $      302.7
   Net income (loss)..............................        --          --       (12.2)         (12.2)
   Change in net unrealized capital gains
     (losses), net of tax.........................        --          --        22.0           22.0
   Change in asset valuation reserve..............        --          --        (2.7)          (2.7)
   Change in net admitted deferred tax asset
     excluding tax on unrealized gains............        --          --        (6.5)          (6.5)
   Changes in surplus as a result of reinsurance..        --          --       (21.5)         (21.5)
   Other changes to surplus.......................        --          --         5.2            5.2
                                                   --------- ----------- -----------   ------------
BALANCES AS OF DECEMBER 31, 2017.................. $     2.5 $     393.2 $    (108.7)  $      287.0
                                                   ========= =========== ===========   ============

BALANCES AS OF JANUARY 1, 2018.................... $     2.5 $     393.2 $    (108.7)  $      287.0
   Net income (loss)..............................        --          --       (88.8)         (88.8)
   Change in net unrealized capital gains
     (losses), net of tax.........................        --          --       (28.1)         (28.1)
   Change in asset valuation reserve..............        --          --        (0.9)          (0.9)
   Change in net admitted deferred tax asset
     excluding tax on unrealized gains............        --          --         4.8            4.8
   Changes in surplus as a result of reinsurance..        --          --       (19.8)         (19.8)
   Other changes to surplus.......................        --          --        (1.8)          (1.8)
   Paid-in surplus................................        --        70.0          --           70.0
                                                   --------- ----------- -----------   ------------
BALANCES AS OF DECEMBER 31, 2018.................. $     2.5 $     463.2 $    (243.3)  $      222.4
                                                   ========= =========== ===========   ============

             See Notes to Financial Statements -- Statutory Basis.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                  STATEMENTS OF CASH FLOWS -- STATUTORY BASIS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                            2018      2017      2016
                                                          --------  --------  --------
                                                                  (IN MILLIONS)
CASH FROM OPERATIONS:
  Premiums and other considerations...................... $  593.9  $  516.6  $  457.2
  Net investment income..................................     47.6      37.0      32.1
  Other income...........................................     56.7      57.2      57.2
  Policyholder benefits..................................   (119.5)    (80.8)    (96.4)
  Net transfer (to) from Separate Accounts...............    (19.9)     (7.0)     50.7
  Commissions, expenses, other deductions................   (376.6)   (360.2)   (365.8)
  Federal income taxes (paid) recovered..................       --       7.8       6.9
                                                          --------  --------  --------
     NET CASH FROM (USED IN) OPERATIONS..................    182.2     170.6     141.9
                                                          --------  --------  --------

CASH FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured or repaid:
   Fixed maturities......................................    284.8     343.8      78.0
   Derivatives and other miscellaneous proceeds..........     44.9      77.2      20.1
                                                          --------  --------  --------
     Total investment proceeds...........................    329.7     421.0      98.1
  Cost of investments acquired:
   Fixed maturities......................................   (339.1)   (663.1)   (261.6)
   Common stocks.........................................     (2.0)       --        --
   Mortgage loans........................................       --        --     (17.0)
   Change in policy loans................................    (53.0)    (12.0)    (16.9)
   Derivatives and other miscellaneous payments..........     (9.7)    (40.6)    (32.7)
                                                          --------  --------  --------
     Total investments acquired..........................   (403.8)   (715.7)   (328.2)
                                                          --------  --------  --------
     NET CASH PROVIDED BY (USED IN) INVESTING
       ACTIVITIES........................................    (74.1)   (294.7)   (230.1)
                                                          --------  --------  --------

CASH FROM (USED IN) FINANCING ACTIVITIES AND
MISCELLANEOUS SOURCES:
  Amounts withheld or retained by company as agent.......    (81.9)     35.7      38.4
  Other cash provided (applied)..........................    (15.1)     18.8      (7.0)
                                                          --------  --------  --------
   NET CASH FROM (USED IN) FINANCING ACTIVITIES AND
     MISCELLANEOUS SOURCES...............................    (97.0)     54.5      31.4
                                                          --------  --------  --------

Net change in cash, cash equivalents, and short-term
  investments............................................     11.1     (69.6)    (56.8)
Cash, cash equivalents and short-term investments,
  beginning of year......................................     37.7     107.3     164.1
                                                          --------  --------  --------
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END
  OF YEAR................................................ $   48.8  $   37.7  $  107.3
                                                          ========  ========  ========

             See Notes to Financial Statements -- Statutory Basis.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

               NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS

1) ORGANIZATION AND DESCRIPTION OF BUSINESS

   MONY Life Insurance Company of America (herein referred to as either "MLOA" or the "Company") is an Arizona stock life insurance company whose primary business is to provide life insurance, annuity and group employee benefit products to both individuals and businesses. MLOA is a wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Equitable Holdings"). Prior to May 14, 2018, Equitable Holdings was a direct wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management. As of December 31, 2018, AXA owned approximately 59% of the outstanding common stock of Equitable Holdings.

   In 2013, the Company entered into a reinsurance agreement ("Reinsurance Agreement") with Protective Life Insurance Company ("Protective") to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business. For additional information on the Reinsurance Agreements see Note 12.

2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation

   USE OF ESTIMATES IN PREPARATION OF THE FINANCIAL STATEMENTS

   The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the period. Actual results could differ from those estimates.

   Some of the significant estimates include those used in determining measurement of an impairment; valuation of investments, including derivatives (in the absence of quoted market values) and the recognition of other than temporary impairments; aggregate reserves; claim liabilities; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters, if applicable.

   Significant Accounting Policies

   The accompanying financial statements of MLOA have been prepared in conformity with accounting practices prescribed or permitted by the Arizona Department of Insurance ("SAP").

   The Arizona Department of Insurance recognizes only SAP for determining and reporting the financial condition and results of operations of an insurance company in order to determine its solvency under the Arizona State Insurance Laws. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the State of Arizona. NAIC SAP is comprised of the Preamble, the Statements of Statutory Accounting Principles ("SSAP"), and Appendices.

   ACCOUNTING CHANGES

   Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles are reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. During 2018, 2017 and 2016, there were no new accounting changes that had a material effect on the Company's financial statements.

   NEW ACCOUNTING PRONOUNCEMENT:

   Principal based reserving ("PBR") is a new method of calculating life insurance reserves for term and universal life with secondary guarantees. Adoption of the PBR is optional until January 1, 2020, when it is effective and only applies to new business sold after the Company adopts the methodology. The Company has begun selling PBR-based universal life type products in 2018 and will continue to grow our portfolio of PBR-based products during the PBR phase in period.

   DIFFERENCE BETWEEN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("GAAP") AND SAP

   The differences between statutory surplus and capital stock determined in accordance with SAP and total shareholder's equity under GAAP are primarily:

    (a)the inclusion in SAP of an Asset Valuation Reserve ("AVR");

    (b)policy reserves and deposit life funds under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;

    (c)certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods;

    (d)under SAP, Federal income taxes are provided on the basis of amounts currently payable and deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on earnings. Further, deferred tax assets are reflected to the extent the probability of realization is more likely than not and admissibility of deferred tax assets than are considered realizable is limited while under GAAP, current and deferred Federal income taxes are reported in both income and comprehensive income and deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Deferred tax assets are subject to a similar realization assessment under GAAP;

    (e)the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral under SAP of interest-related realized capital gains and losses on fixed income investments through the Interest Maintenance Reserve ("IMR") intended to stabilize surplus from fluctuations in the value of the investment portfolio;

    (f)the valuation of the investment in AllianceBernstein L.P.
       ("AllianceBernstein") under SAP reflects a portion of the market value change rather than the equity in the underlying net assets as required under GAAP;

    (g)certain assets, primarily prepaid assets, certain deferred taxes and computer software development costs, are not admissible under SAP but are admissible under GAAP;

    (h)the fair valuing of all acquired assets and liabilities including VOBA and intangible assets required for GAAP purchase accounting is not recognized in SAP;

    (i)reserves and reinsurance recoverables on unpaid claims on reinsured business are netted in aggregate reserves and the liability for life policy claims, respectively, under SAP while under GAAP these reinsured amounts are reflected as an asset;

    (j)under SAP, premiums, regardless of policy type, are recognized when due and include the change in the deferred premium asset while under GAAP revenue recognition varies by product type and does not include the change in deferred premiums; and

    (k)derivatives unrealized gains and losses flow through surplus under SAP but through income under GAAP.

   The effects of the differences between GAAP and SAP on the accompanying statutory financial statements are material.

   Other Accounting Policies

   RECOGNITION OF PREMIUM AND RELATED EXPENSES

   Premiums, considerations and purchase payments are generally recognized as income when due. Payments on deposit-type contracts are recorded to the policy reserve. Policy acquisition costs incurred in connection with the acquiring of new business, such as commissions, underwriting, agency and policy issuance expenses, are charged to operations as incurred.

   REINSURANCE CEDED

   Policy and contract liabilities ceded to reinsurers under coinsurance agreements have been reported as reductions of the related reserves. Any reinsurance balance amounts deemed to be uncollectible are written off through a charge to earnings. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability for unauthorized reinsurers are credited or charged to surplus. Any increase in surplus net of tax resulting from a new reinsurance agreement is recognized as a direct credit to surplus. Recognition of the surplus increase as income is amortized net of tax as earnings emerge from the business reinsured, with no additional impact to surplus. Losses from new reinsurance treaties are expensed immediately.

   VALUATION OF INVESTMENTS

   Bonds, which consist of long-term bonds, are stated primarily at amortized cost in accordance with the valuation prescribed by the Department and the NAIC. Bonds rated by the NAIC are classified into six categories ranging from highest quality bonds to those in or near default. Bonds rated in the top five categories are generally valued at amortized cost while bonds rated at the lowest category are valued at lower of amortized cost or fair market value. The Company follows both the prospective and retrospective methods for amortizing bond premium and discount. Both methods require the recalculation of the effective yield at each reporting date if there has been a change in the underlying assumptions. For the prospective method, the recalculated yield will equate the carrying amount of the investment to the present value of the anticipated future cash flows. The recalculated yield is then used to accrue income on the investment balance for subsequent accounting periods. There are no accounting changes in the current period unless the undiscounted anticipated cash flow is less than the carrying amount of the investment. For the retrospective method, the recalculated yield is the rate that equates the present value of actual and anticipated future cash flows with the original cost of the investment. The current balance of the investment is increased or decreased to the amount that would have resulted had the revised yield been applied since inception and investment income is correspondingly decreased or increased. For other than temporary impairments, the cost basis of the bond excluding loan-backed and structured securities is written down to fair market value as a new cost basis and the amount of the write down is accounted for as a realized loss.

   Mortgage backed and assets backed bonds are amortized using the effective interest method including anticipated prepayments from the date of purchase; significant changes in the estimated cash flows from original purchase assumptions are accounted for using the retrospective method. Mortgage backed and asset backed bonds carrying values are adjusted for impairment deemed to be other than temporary through write-downs recorded as realized capital losses.

   Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is predominately used to value securities except issues in default; the prospective adjustment method was used to value issues in default and issues that have a variable interest rate.

   Publicly traded unaffiliated common stocks are stated at market value; common stocks not publicly traded are stated at fair value. Common stock values are adjusted for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses.

   Preferred stocks are included with fixed maturities. They are stated principally at amortized cost and are adjusted to regulatory mandated values through the establishment of a valuation allowance, and for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses. The preferred stock investments include real estate investment trusts ("REIT") nonredeemable and redeemable preferred stock. Preferred stock investments may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   Short-term investments are stated at cost or amortized cost, which approximates market value.

   Cash and cash equivalents includes cash on hand, money market funds, amounts due from banks, highly liquid debt instruments purchased with a maturity of three months or less, and certificates of deposit with a maturity of one year or less.

   Mortgage loans on real estate are stated at unpaid principal balances net of unamortized discounts or premiums, fees and valuation allowances. Valuation allowances are established for mortgage loans that are considered impaired by management and recorded based on the difference between collateral value less estimated sales costs and the amortized cost of the mortgage loan. A mortgage loan that is considered other than temporary impairment impaired by management is written down to collateral value less estimated sales costs with the write-down recorded as a realized capital loss. Mortgage loans for which foreclosure is probable are considered other than temporary impairment impaired by management.

   Policy loans are stated at unpaid principal balances.

   Equity partnership investments are accounted for using the equity method. Changes in the equity value are recorded to unrealized capital gains and losses, unless partnership values are adjusted for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses.

   Real estate acquired in satisfaction of debt is valued at the lower of unpaid principal balance or estimated fair value at the date of acquisition. Real estate held for investment is reviewed for impairment annually and whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Impaired real estate is written down to fair value with the impairment loss being included in net realized capital losses. Real estate which management has committed to disposing of by sale or abandonment is carried at the lower of estimated fair value less disposition costs or depreciated cost. Real estate held for sale is reviewed quarterly with the shortfall recorded as impairment with a corresponding charge to net realized capital losses. As of December 31, 2018, the Company has no real estate.

   Real estate joint ventures are reported principally on the equity method of accounting. The results of real estate joint ventures are adjusted for depreciation, write-downs and valuation allowances. As of December 31, 2018, the Company has no real estate joint ventures.

   Depreciation of directly owned real estate and real estate owned by joint ventures is computed using the straight line method, generally ranging from 40 to 50 years. As of December 31, 2018, the Company has no real estate.

   All insurance subsidiaries are reported at their respective statutory net equity values. Currently, the only affiliate investment the Company has is AllianceBernstein. The reporting valuation bases for all other subsidiaries (excluding AllianceBernstein L.P. ("AllianceBernstein")) are reported principally on the equity method of accounting. The Company adopted the market valuation method as the reporting valuation basis for its ownership of AllianceBernstein units in order to conform to the provisions of NAIC
   SAP. The Company and insurance affiliates petitioned and received from the Securities Valuation Office (SVO) a valuation of its AllianceBernstein units.

   Derivatives are used for asset/liability risk management. If the hedging relationship is effective, the derivative is accounted for in the same manner as the hedged item. If the derivative is not in an effective hedging relationship, the derivative is marked to fair value by recording an unrealized gain or loss (see Note 6 for additional information).

   In addition, MLOA has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies, or, for some counterparties, investment-grade corporate bonds.

   REALIZED INVESTMENT GAINS (LOSSES) AND UNREALIZED CAPITAL GAINS (LOSSES)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of net income. The change in unrealized capital gains (losses) is presented as a component of change in surplus.

   The AVR and IMR are required under SAP. The AVR for the General Account and Separate Accounts for which MLOA bears the investment risk is determined by a specified formula and provides for possible future investment losses through charges to capital and surplus. The AVR requires reserves for bonds, preferred stocks, common stocks, mortgage loans on real estate, real estate, and other investments. The IMR captures, for all types of fixed income investments, the realized investment gains and losses which result from changes in the overall level of interest rates. These deferred investment gains or losses are amortized into income over the remaining term to maturity of the investments sold.

   FAIR VALUE OF FINANCIAL INSTRUMENTS

   Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company determines fair value based upon quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   SEPARATE ACCOUNTS

   Separate Accounts' assets and liabilities represent primarily segregated funds administered and invested by the Company for the benefit of certain contract holders. Approximately 81 percent of these assets consist of securities reported at market value and 19 percent consist of fixed maturity securities carried at amortized cost in a book value Separate Accounts. Premiums, benefits and expenses of the Separate Accounts are included in the Company's Statements of Operations--Statutory Basis.

   Under the Protective Reinsurance Agreement, Separate Accounts products subject to the Agreement are ceded on a modified coinsurance ("MODCO") basis, with Separate Accounts' assets and liabilities remaining with MLOA. The Separate Accounts net gains from operations and fees associated with these Separate Accounts contracts (recorded to "Other income") and the Net transfers to or (from) Separate Accounts are ceded to Protective, and included in the "Separate Accounts' modified coinsurance reinsurance" line in the Statements of Operations -- Statutory Basis.

   NONADMITTED ASSETS

   Certain assets designated as "nonadmitted" (certain deferred taxes, prepaid expenses, furniture and equipment, leasehold improvements, accrued interest on certain investments, intangible asset, and non-operating system software expenses) are excluded from assets and statutory surplus.

   POLICY AND CONTRACT CLAIMS

   Policy and contract claim expenses are reported in the period when the Company determines they are incurred. The claim liability would include an estimate for claims incurred but not reported.

   AGGREGATE RESERVES

   Aggregate reserves for insurance and annuity policies are generally computed under the Commissioners' Reserve Valuation Method and Commissioners' Annuity Reserve Valuation Method, respectively, or otherwise under the net level premium method or comparable method, and are subject to reserve adequacy testing. Reserves for the indexed universal life products introduced in 2018 are principle-based reserves computed in accordance with NAIC VM-20.

   Benefit reserves are computed using statutory mortality and interest requirements and are generally determined without consideration of future withdrawals. Interest rates used in establishing such reserves range from 3.5% to 6.0% for life insurance reserves.

   FEDERAL INCOME TAXES

   The Company has a tax sharing agreement with Equitable Holdings and is included in a consolidated federal income tax return together with Equitable Holdings and other affiliates. In accordance with the tax sharing agreement, tax expense is based on a separate company computation. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis. For more information see Note 7.

   Revision of Prior Period Financial Statements

   During the second quarter of 2018 and 2016, management identified errors in the calculation of reserves, which included: (i) an error that was primarily the result of modeling errors impacting the statutory valuation system for no lapse guarantee in-force products utilizing the calculations under AG 37 and AG 38; and (ii) an error in the calculation of universal life reserves as the cash surrender value of enhance riders was not included in the cash surrender value yield used to floor the statutory reserves. Management concluded that the errors were not material to the December 31, 2017 and 2016 financial Statements. However, in order to improve the consistency and comparability of the financial statements, management revised the 2017 and 2016 financial statements to correct for these errors.

   The following tables present line items in the Company's financial statements--statutory basis as of and for the year ended December 31, 2017 that have been affected by the revisions. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the adjustments, and the amounts as currently revised.

                                                          December 31, 2017
                                              -----------------------------------------
                                                As Reported    Adjustments   As Revised
                                              --------------  ------------  -----------
                                                            (in millions)
     BALANCE SHEETS -- STATUTORY BASIS
LIABILITIES AND CAPITAL AND SURPLUS:
Policy reserves and deposit-type funds....... $      1,013.1  $       15.7  $   1,028.8
                                              --------------  ------------  -----------
   Total Liabilities.........................        3,432.4          15.7      3,448.1
Capital and surplus:
   Capital and Surplus.......................          302.7         (15.7)       287.0
                                              --------------  ------------  -----------
   Total Liabilities and Capital and Surplus. $      3,735.1  $         --  $   3,735.1
                                              ==============  ============  ===========

                                                     Year Ended December 31, 2017
                                              -----------------------------------------
                                                As Reported    Adjustments   As Revised
                                              --------------  ------------  -----------
                                                            (in millions)
 STATEMENT OF OPERATIONS -- STATUTORY BASIS
BENEFITS AND EXPENSES:
Increase (decrease) in reserves.............. $        255.1  $       (1.2) $     253.9
   Total Expenses............................          696.9          (1.2)       695.7
                                              --------------  ------------  -----------
Net gain (loss) from operations before
  federal income taxes ("FIT")...............          (57.9)          1.2        (56.7)
FIT expense (benefit) incurred (excluding
  tax on capital gains)......................          (22.3)          1.0        (21.3)
                                              --------------  ------------  -----------
Net gain (loss) from operations..............          (35.6)          0.2        (35.4)
                                              --------------  ------------  -----------
   Net income (loss)......................... $        (12.4) $        0.2  $     (12.2)
                                              ==============  ============  ===========

STATEMENT OF CHANGES IN CAPITAL AND SURPLUS
             -- STATUTORY BASIS
Balance, beginning of year:
   Unassigned surplus (deficit).............. $        (77.1) $      (15.9) $     (93.0)
                                              --------------  ------------  -----------
   Total capital and surplus.................          318.6         (15.9)       302.7
Net income (loss)............................          (12.4)          0.2        (12.2)
                                              --------------  ------------  -----------
Net change in Capital and Surplus............          (15.9)          0.2        (15.7)
Balance, end of year:
   Unassigned surplus (deficit)..............          (93.0)        (15.7)      (108.7)
                                              --------------  ------------  -----------
   Total capital and surplus................. $        302.7  $      (15.7) $     287.0
                                              ==============  ============  ===========

   The following tables present line items in the Company's financial statements -statutory basis for the year ended December 31, 2016 that have been affected by the revisions. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the adjustments, and the amounts as currently revised.

                                                        Year Ended December 31, 2016
                                                   -------------------------------------
                                                   As Reported  Adjustments   As Revised
                                                   -----------  -----------  -----------
                                                               (in millions)
   STATEMENT OF OPERATIONS -- STATUTORY BASIS
BENEFITS AND EXPENSES:
Increase (decrease) in reserves................... $     199.1  $       6.4  $     205.5
                                                   -----------  -----------  -----------
  Total benefits and expenses.....................       593.8          6.4        600.2
                                                   -----------  -----------  -----------
Net gain (loss) from operations before federal
  income taxes ("FIT")............................       (24.5)        (6.4)       (30.9)
FIT incurred (excluding tax on capital gains).....       (15.2)         2.2        (13.0)
                                                   -----------  -----------  -----------
Net gain (loss) from operations...................        (9.3)        (8.6)       (17.9)
                                                   -----------  -----------  -----------
  Net income (loss)............................... $     (14.4) $      (8.6) $     (23.0)
                                                   ===========  ===========  ===========

 STATEMENT OF CHANGES IN CAPITAL AND SURPLUS --
                 STATUTORY BASIS
                                                        Year Ended December 31, 2016
                                                   -------------------------------------
                                                   As Reported  Adjustments   As Revised
                                                   -----------  -----------  -----------
                                                               (in millions)
Balance, beginning of year:
  Unassigned surplus (deficit).................... $     (42.9) $     (16.4) $     (59.3)
                                                   -----------  -----------  -----------
  Total capital and surplus.......................       352.8        (16.4)       336.4
Net income (loss).................................       (14.4)        (8.6)       (23.0)
Prior year correction.............................        (9.1)         9.1           --
                                                   -----------  -----------  -----------
Net change in Capital and Surplus.................       (34.2)         0.5        (33.7)
Balance, end of year:
  Unassigned surplus (deficit)....................       (77.1)       (15.9)       (93.0)
                                                   -----------  -----------  -----------
  Total capital and surplus....................... $     318.6  $     (15.9) $     302.7
                                                   ===========  ===========  ===========

   Reconciliation of Annual Statement to Audited Financial Statements

   As a result of the aforementioned adjustments, there is a difference between the accompanying audited statutory financial statements and the 2018, 2017 and 2016 Annual Statement filed with the NAIC and the Arizona Department of Insurance. The 2018, 2017 and 2016 annual statements reflect the misstatements in accordance with SSAP#3 as a correction of a prior year error as a direct change to surplus.

   Listed below is the reconciliation between the accompanying audited financial statements and the Annual Statement as filed:

                                                                                      TOTAL
                                                                                   LIABILITIES
                                                              TOTAL    CAPITAL AND SURPLUS AND
                                              TOTAL ASSETS LIABILITIES   SURPLUS   OTHER FUNDS   NET INCOME
                    2018                      ------------ ----------- ----------- ------------ -----------
                                                                      (IN MILLIONS)
Annual Statement, as filed................... $    3,704.8  $  3,482.4 $     222.4 $    3,704.8 $     (89.4)
Adjustment for reserves......................           --          --          --           --         0.6
                                              ------------  ---------- ----------- ------------ -----------
Audited statutory financial statements as
  reported herein............................ $    3,704.8  $  3,482.4 $     222.4 $    3,704.8 $     (88.8)
                                              ============  ========== =========== ============ ===========

                                                                                         Total
                                                                                      Liabilities
                                                              Total      Capital and  Surplus and
                                              Total Assets Liabilities     Surplus    Other Funds   Net Income
                    2017                      ------------ ------------ ------------  ------------ -----------
                                                                        (in millions)
Annual Statement, as filed................... $    3,735.1 $    3,432.4 $      302.7  $    3,735.1 $     (12.4)
Adjustment for reserves......................           --         15.7        (15.7)           --         0.2
                                              ------------ ------------ ------------  ------------ -----------
Audited statutory financial statements as
  reported herein............................ $    3,735.1 $    3,448.1 $      287.0  $    3,735.1 $     (12.2)
                                              ============ ============ ============  ============ ===========

                                                                                         Total
                                                                                      Liabilities
                                                              Total      Capital and  Surplus and
                                              Total Assets Liabilities     Surplus    Other Funds   Net Income
                    2016                      ------------ ------------ ------------  ------------ -----------
                                                                        (in millions)
Annual Statement, as filed................... $    3,155.6 $    2,837.0 $      318.6  $    3,155.6 $     (14.4)
Adjustment for reserves......................          1.0         16.4        (15.9)          1.0        (8.6)
                                              ------------ ------------ ------------  ------------ -----------
Audited statutory financial statements as
  reported herein............................ $    3,156.6 $    2,853.4 $      302.7  $    3,156.6 $     (23.0)
                                              ============ ============ ============  ============ ===========

3) INVESTMENTS

   Fixed Maturities and Common Stock

   The following tables provide additional information relating to fixed maturities and common stock held:

                                                           GROSS      GROSS    ESTIMATED
                                               CARRYING  UNREALIZED UNREALIZED   FAIR
                                                VALUE      GAINS      LOSSES     VALUE
                                              ---------- ---------- ---------- ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2018
-----------------
Fixed Maturities:
U.S. Government.............................. $      8.5  $     0.1 $      0.2 $      8.4
Special Revenue and Special Assess.
  Obligations................................        0.5        0.3         --        0.8
Political Subdivisions of States and
  Territories................................        3.6        0.1         --        3.7
Industrial and Miscellaneous (Unaffiliated)..    1,052.9        2.2       54.4    1,000.7
Preferred Stocks.............................        4.2         --        0.4        3.8
                                              ----------  --------- ---------- ----------
  Total Fixed Maturities..................... $  1,069.7  $     2.7 $     55.0 $  1,017.4
                                              ==========  ========= ========== ==========

                                                           GROSS      GROSS
                                               CARRYING  UNREALIZED UNREALIZED ADJUSTED
                                                VALUE      GAINS      LOSSES     COST
                                              ---------- ---------- ---------- ----------
                                                             (IN MILLIONS)
Common Stocks:
Unaffiliated................................. $      2.0  $      -- $       -- $      2.0
                                              ----------  --------- ---------- ----------
  Total Unaffiliated Common Stocks........... $      2.0  $      -- $       -- $      2.0
                                              ==========  ========= ========== ==========

                                                           Gross      Gross
                                               Carrying  Unrealized Unrealized Estimated Fair
                                                Value      Gains      Losses       Value
                                              ---------- ---------- ---------- --------------
                                                               (in millions)
December 31, 2017
-----------------
Fixed Maturities:
U.S. Government.............................. $    194.3  $     1.0  $     0.3  $       195.0
Special Revenue and Special Assess.
  Obligations................................        0.5         --         --            0.5
Political Subdivisions of States and
  Territories................................        4.5        0.2         --            4.7
Industrial and Miscellaneous (Unaffiliated)..      822.1       18.1        2.4          837.8
Preferred Stocks.............................        4.2         --         --            4.2
                                              ----------  ---------  ---------  -------------
Total Fixed Maturities....................... $  1,025.6  $    19.3  $     2.7  $     1,042.2
                                              ==========  =========  =========  =============

                                                           Gross      Gross
                                               Carrying  Unrealized Unrealized
                                                Value      Gains      Losses   Adjusted Cost
                                              ---------- ---------- ---------- --------------
                                                               (in millions)
Common Stocks:
Unaffiliated................................. $       --  $      --  $      --  $          --
                                              ----------  ---------  ---------  -------------
  Total Unaffiliated Common Stocks........... $       --  $      --  $      --  $          --
                                              ==========  =========  =========  =============

   Proceeds from sales of investments in fixed maturities and common stocks during 2018, 2017 and 2016 were $264.7 million, $300.4 million and $16.3 million, respectively. Gross gains of $0.7 million in 2018, $9.7 million in 2017 and $0.1 million in 2016 and gross losses of $8.2 million in 2018, $6.8 million in 2017 and $0.1 million in 2016, respectively were realized on these sales.

   The carrying value and estimated fair value of fixed maturities at December 31, 2018, by contractual maturity are as follows:

                                                             ESTIMATED FAIR
                                              CARRYING VALUE     VALUE
                                              -------------- --------------
                                                      (IN MILLIONS)
Due in one year or less......................  $         0.3  $         0.6
Due after one year through five years........           60.8           61.6
Due after five years through ten years.......          659.0          639.7
Due after ten years..........................          345.2          311.5
Mortgage-backed securities...................            0.2            0.2
Preferred stocks.............................            4.2            3.8
                                               -------------  -------------
Total Fixed maturities.......................  $     1,069.7  $     1,017.4
                                               =============  =============

   Fixed maturities not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews the Company's securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   The following table discloses fixed maturities (235 issues) and (56 issues), respectively, that have been in a continuous unrealized loss position for less than a twelve month period or greater than a twelve month period as of December 31, 2018 and 2017, respectively (in millions):

                                                LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                               --------------------- --------------------- ---------------------
                                               ESTIMATED    GROSS    ESTIMATED    GROSS    ESTIMATED    GROSS
                                                  FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
                                                 VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
                                               ---------- ---------- ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2018
Fixed Maturities:
U.S. Government............................... $       -- $       -- $      4.6 $      0.2 $      4.6 $      0.2
Industrial and Miscellaneous (Unaffiliated)...      372.8       15.6      470.6       38.8      843.4       54.4
Preferred Stocks..............................        1.9        0.1        1.9        0.3        3.8        0.4
                                               ---------- ---------- ---------- ---------- ---------- ----------
Total Fixed Maturities........................ $    374.7 $     15.7 $    477.1 $     39.3 $    851.8 $     55.0
                                               ========== ========== ========== ========== ========== ==========

                                                Less than 12 Months   12 Months or Longer          Total
                                               --------------------- --------------------- ---------------------
                                                            Gross                 Gross                 Gross
                                               Estimated  Unrealized Estimated  Unrealized Estimated  Unrealized
                                               Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
                                               ---------- ---------- ---------- ---------- ---------- ----------
                                                                         (in millions)
December 31, 2017
-----------------
Fixed Maturities:
  U.S. Government............................. $     16.2 $      0.2 $      3.5 $      0.1 $     19.7 $      0.3
  Industrial and Miscellaneous (Unaffiliated).      126.5        1.1       44.5        1.3      171.0        2.4
  Preferred Stocks............................        2.2         --         --         --        2.2         --
                                               ---------- ---------- ---------- ---------- ---------- ----------

Total Fixed Maturities........................ $    144.9 $      1.3 $     48.0 $      1.4 $    192.9 $      2.7
                                               ========== ========== ========== ========== ========== ==========

   All contractual payments remain current and the Company has the ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value. Other than temporary impairments of fixed maturities amounted to $ 2.1 million and $ 0.4 million in 2018 and 2017, respectively.

   The Company's fixed maturity investments are classified by the NAIC utilizing ratings from 1 to 6. Some securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or NAIC designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2018, approximately
   $4.8 million or 0.4% of the $1,069.7 million of the Company's fixed maturities was considered to be other than investment grade.

   At December 31, 2018 and 2017, the carrying values of investments held for the production of income which were non-income producing, for the twelve months preceding the Statement of Assets date, were $0.3 million and $0.3 million for fixed maturities, respectively.

   At December 31, 2018 and 2017, MLOA, in accordance with various government and state regulations, had $3.9 million and $6.7 million of securities deposited with government or state agencies, respectively.

   Subprime Exposure

   Subprime residential mortgages are mortgage loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. Residential Mortgage Backed Securities ("RMBS") are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans.

   The Company has no direct or indirect exposure through investments in subprime mortgage loans.

   The Company has no underwriting exposure to subprime mortgage risk through Mortgage Guaranty coverage, Financial Guaranty coverage, Directors & Officers liability, Errors and Omissions liability, and any other lines of insurance.

   MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   Mortgage Loans

   As of December 31, 2018 and 2017, the Company had two commercial mortgage loans with an outstanding balance of $17.0 million, There were no new mortgage loans issued in either year. All payments regarding these loans are current.

   Loan-Backed Securities

   Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is predominately used to value all securities except issues in default; the prospective adjustment method was used to value issues in default and issues that have a variable interest rate. The carrying value and fair value of the Company's loan-backed securities as of December 31, 2018 was $14.5 million and $14.5 million, respectively. The carrying value and fair value of the Company's loan-backed securities was $14.5 million and $14.5 million as of December 31, 2018 and $14.7 million and $15.3 million as of December 31, 2017, respectively.

   There were no loan-backed securities with a recognized other than temporary impairment as of December 31, 2018.

   There were no loan-backed securities with a recognized other than temporary impairment recorded during the year ended December 31, 2018.

   All impaired securities (fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss (including securities with a recognized other-than-temporary impairment for non-interest related declines when a non-recognized interest related impairment remains) as of December 31, 2018:

                                              LESS THAN 12 MONTHS
                                              12 MONTHS OR LONGER
                                              --------- ---------
                                                 (IN MILLIONS)
The aggregate amount of unrealized losses....    $  0.3     $  --
The aggregate related fair value of
  securities with unrealized losses..........    $  4.7     $  --

   Repurchase Agreements, Real Estate and Low Income Housing Tax Credit
   ("LIHTC")

   The Company did not have any repurchase or reverse repurchase agreements during 2018.

   The Company does not have any real estate.

   The Company has basically no low income tax credits ("LIHTC")

   Detail of Assets Pledged as Collateral Not Captured in Other Categories: None

   Detail of Other Restricted Assets:

   As of December 31,2018, and 2017 the Company had $3.9 million and $6.7 million, respectfully, of assets on deposit with various state insurance departments for the benefit of policyholders. In addition, the Company had a $2.0 million and $0 common stock investment in the Federal Home Loan Bank as of December 31, 2018 and 2017, respectively.

   The Company does not have any working capital finance investments.

   Offsetting and Netting of Assets and Liabilities

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE ASSETS AND
                                  LIABILITIES
                               DECEMBER 31, 2018

                                                GROSS                     NET AMOUNT
                                               AMOUNTS                 PRESENTED IN THE
DESCRIPTION                                   RECOGNIZED AMOUNT OFFSET  BALANCE SHEETS
--------------------------------------------  ---------- ------------- ----------------
                                                            (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $     19.6 $         0.9   $         18.7
                                              ========== =============   ==============
LIABILITIES
  Total Derivatives.......................... $      0.9 $         0.9   $           --
                                              ========== =============   ==============

   Offsetting of Financial Assets and Liabilities and Derivative Assets and
                                  Liabilities
                               December 31, 2017

                                                Gross                     Net Amount
                                               Amounts                 Presented in the
Description                                   Recognized Amount Offset  Balance Sheets
--------------------------------------------  ---------- ------------- ----------------
                                                            (in millions)
ASSETS
  Total Derivatives..........................  $   119.3  $       30.4    $        88.9
                                               =========  ============    =============
LIABILITIES
  Total Derivatives..........................  $    30.4  $       30.4    $          --
                                               =========  ============    =============

   Structured Notes

   The Company had no structured notes as of December 31, 2018 or 2017.

   5GI Securities

   The Company had no 5GI Securities as of December 31, 2018 or 2017.

   Short Sales

   The Company had no short sales during the years ended December 31, 2018, 2017 and 2016.

   Prepayment Penalty and Acceleration Fees

   The Company had no prepayment Penalties or Acceleration fees during the years ended December 31, 2018, 2017 and 2016.

   Realized Capital Gains (Losses)

   The following table summarizes the realized capital gains (losses) for the years ended December 31, 2018, 2017 and 2016:

                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------
                                                 2018       2017        2016
                                              ---------  ----------  ---------
                                                        (IN MILLIONS)
Fixed maturities............................. $    (9.5) $      0.2  $    (4.3)
Derivative instruments.......................       5.8        41.8       (2.0)
Amounts transferred to interest maintenance
  reserve ("IMR") net of tax.................       5.9        (4.2)        --
Tax (expense) credits........................      (1.2)      (14.6)       1.2
                                              ---------  ----------  ---------
Net Realized Capital Gains (Losses).......... $     1.0  $     23.2  $    (5.1)
                                              =========  ==========  =========

4) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

   MLOA had no investments in Joint Ventures, Partnerships and Limited Liability Companies that exceeded 10% of its admitted assets during the years ended December 31, 2018 and 2017. The Company did not recognize any impairment in Joint Ventures, Partnerships and Limited Liability Companies during the years ended December 31, 2018 and 2017.

5) INVESTMENT INCOME

   Due and accrued income was excluded from investment income on the following bases:

   . Mortgage loans -- on loans in foreclosure or where collection of interest is uncertain.

   . Securities -- as recommended by Holdings' Investments Under Surveillance Committee.

   . Real Estate -- where rent is in arrears more than three months or is deemed uncollectible.

   The total amount of due and accrued income excluded was $0.1 million and $0 as of December 31, 2018 and 2017, respectively.

   Net Investment Income

   The following table summarizes the net investment income for December 31, 2018, 2017 and 2016 (in millions):

                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------
                                                 2018       2017        2016
                                              ---------  ----------  ---------
                                                        (IN MILLIONS)
Fixed maturities............................. $    39.8  $     34.2  $    29.1
Affiliated dividends.........................       8.2         6.2        5.1
Mortgage loans...............................       0.6         0.6        0.6
Policy loans.................................       2.2         1.5        1.2
Cash and short-term instruments..............       1.3         0.5        0.2
Investment expense and other.................      (3.7)       (3.5)      (3.2)
Amortization of IMR..........................       0.8         0.7        0.2
                                              ---------  ----------  ---------
Net investment income........................ $    49.2  $     40.2  $    33.2
                                              =========  ==========  =========

6) DERIVATIVE INSTRUMENTS

   The Company uses equity-indexed options and futures to hedge its exposure to equity-linked crediting rates on life products. As of December 31, 2018, the market value of the net option positions was $12.4 million and the futures cash margin position was $6.3 million. As of December 31, 2017, the market value of the net option positions was $88.9 million and futures cash margin position was $0. These positions generated realized gains of $5.8 million and $41.8 million in 2018 and 2017, respectively, and realized losses of $2.0 million in 2016, and generated unrealized losses of $40.0 million in 2018 and unrealized gains of $24.0 million and $20.5 million in 2017 and 2016, respectively.

   None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All derivatives are valued at fair value.

   The table below summarizes the market value of the Company's financial instruments with off-balance-sheet risk.

                                                     ASSETS           LIABILITIES
                                              -------------------- ------------------
                                                2018       2017      2018     2017
                                              --------- ---------- -------- ---------
                                                           (IN MILLIONS)
Equity options...............................      13.3      119.3      0.9      30.4
                                              --------- ---------- -------- ---------
Total........................................ $    13.3 $    119.3 $    0.9 $    30.4
                                              ========= ========== ======== =========

   At December 31, 2018 and 2017, the notional amounts were $254.6 million and $1,057.7 million, respectively.

7) INCOME TAXES

   Components of deferred tax assets (DTAs) and deferred tax liabilities (DTLs):

                              DTA/DTL COMPONENTS

                                                  DECEMBER 31, 2018         December 31, 2017                Change
                                              ------------------------- ------------------------- ----------------------------
                                              ORDINARY CAPITAL   TOTAL  Ordinary Capital   Total   Ordinary  Capital    Total
                                              -------- -------  ------- -------- -------  ------- ---------  -------  --------
                                                                                (in millions)
Gross deferred tax assets.................... $   72.8 $   2.1  $  74.9 $   54.0 $   0.3  $  54.3 $    18.8  $   1.8  $   20.6
Statutory valuation allowance adjustment.....       --      --       --       --      --       --        --       --        --
                                              -------- -------  ------- -------- -------  ------- ---------  -------  --------
Adjusted gross deferred tax assets...........     72.8     2.1     74.9     54.0     0.3     54.3      18.8      1.8      20.6
Deferred tax assets nonadmitted..............     49.5     2.1     51.6     23.7     0.3     24.0      25.8      1.8      27.6
                                              -------- -------  ------- -------- -------  ------- ---------  -------  --------
Subtotal net admitted deferred tax asset.....     23.3      --     23.3     30.3      --     30.3      (7.0)      --      (7.0)
Deferred tax liabilities.....................      3.9     5.1        9     16.6     3.2     19.8     (12.7)     1.9     (10.8)
                                              -------- -------  ------- -------- -------  ------- ---------  -------  --------
Net admitted deferred tax assets/(net
  deferred tax liability).................... $   19.4 $  (5.1) $  14.3 $   13.7 $  (3.2) $  10.5 $     5.7  $  (1.9) $    3.8
                                              ======== =======  ======= ======== =======  ======= =========  =======  ========

                       ADMISSION CALCULATION COMPONENTS

                                                 DECEMBER 31, 2018        December 31, 2017               Change
                                              ------------------------ ------------------------ -------------------------
                                              ORDINARY CAPITAL  TOTAL  Ordinary Capital  Total  Ordinary  Capital  Total
                                              -------- ------- ------- -------- ------- ------- --------  ------- -------
                                                                             (in millions)
Federal income taxes paid in prior years
  recoverable through loss carrybacks........ $     --  $   -- $    -- $     --  $   -- $    -- $     --   $   -- $    --
Adjusted gross deferred tax assets expected
  to be realized (excluding the amount of
  deferred tax assets after application of
  the threshold limitation:..................     14.3      --    14.3     10.5      -- $  10.5      3.8       --     3.8
Adjusted gross deferred tax assets expected
  to be realized following the balance sheet
  date.......................................     14.3      --    14.3     10.5      -- $  10.5      3.8       --     3.8
Adjusted gross deferred tax assets allowed
  per limitation threshold...................      XXX     XXX    31.1      XXX     XXX      --      XXX      XXX    31.1
Adjusted gross deferred tax assets
  (excluding the amount of deferred tax
  assets offset by gross deferred tax
  liabilities................................      9.0      --     9.0     19.8      --    19.8    (10.8)      --   (10.8)
Deferred tax assets admitted as the result
  of application of SSAP 101................. $   23.3  $   -- $  23.3 $   30.3  $   -- $  30.3 $   (7.0)  $   -- $  (7.0)

                                                  DECEMBER 31,
                                              --------------------
                                                2018       2017
                                              --------  ----------
Ratio percentage used to determine recovery
  period and threshold limitation amount.....  680.260%  1,014.312%

                                                  (IN MILLIONS)
Amount of adjusted capital and surplus used
  to determine recovery period and threshold
  limitation above........................... $  223.9  $    292.0

   Impact of tax planning strategies on adjusted gross DTAs and net admitted
   DTAs

    (a)Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage (in millions).

                                               DECEMBER 31, 2018
                                              -------------------
                                               ORDINARY   CAPITAL
                                              ---------  --------
Adjusted gross DTAs amount from Note 9A1(c).. $    72.8  $    2.1
Percentage of adjusted gross DTAs by tax
  character attributable to the impact of
  tax planning strategies....................        --%       --%
Net Admitted Adjusted Gross DTAs amount from
  Note 9A1(e)................................ $    23.3  $     --
Percentage of net admitted adjusted gross
  DTAs by tax character admitted because of
  the impact of tax planning strategies......        --%       --%

    (b)The Company's tax planning strategies does not include the use of reinsurance.

   There are no temporary differences for which a DTL has not been established.

   Significant components of income taxes incurred as summarized in the table below:

                                               YEARS ENDED DECEMBER 31,
                                              --------------------------
                                               2018     2017      2016
                                              ------  --------  --------
                                                     (IN MILLIONS)
Federal...................................... $  7.6  $  (21.3) $  (13.0)
Foreign......................................     --        --        --
                                              ------  --------  --------
Subtotal.....................................    7.6     (21.3)    (13.0)
Federal income tax on net capital gains......    1.2      14.6      (1.2)
Utilization of capital loss carry-forwards...     --        --        --
Other........................................   (8.4)      8.4       7.2
                                              ------  --------  --------
Federal and Foreign income taxes incurred.... $  0.4  $    1.7  $   (7.0)
                                              ======  ========  ========

   The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows (in millions):

                                    DECEMBER 31, 2018            December 31, 2017                  Change
                               ---------------------------  ---------------------------  ---------------------------
                                ORDINARY  CAPITAL   TOTAL    Ordinary  Capital   Total    Ordinary  Capital   Total
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
                                                                   (in millions)
DTAS:
Policyholder reserves......... $     7.8  $    --  $   7.8  $    16.3  $    --  $  16.3  $    (8.5) $    --  $  (8.5)
Investments...................        --      0.5      0.5                 0.3      0.3         --      0.2      0.2
Deferred acquisition costs....      39.7       --     39.7       31.3       --     31.3        8.4       --      8.4
Nonadmitted...................       1.1       --      1.1        0.9       --      0.9        0.2       --      0.2
Net loss carry-forward........      21.9      1.6     23.5        3.3       --      3.3       18.6      1.6     20.2
Tax credit carry-forward......       1.8       --      1.8        1.8       --      1.8         --       --       --
Other (including items
  (less than)5% of total
  ordinary tax assets)........       0.5       --      0.5        0.4       --      0.4        0.1       --      0.1
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
  Total gross DTAs............      72.8      2.1     74.9       54.0      0.3     54.3       18.8      1.8     20.6
Nonadmitted DTAs..............      49.5      2.1     51.6       23.7      0.3     24.0       25.8      1.8     27.6
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
  Admitted DTAs...............      23.3       --     23.3       30.3       --     30.3       (7.0)      --     (7.0)
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
DTLS:
  Investments.................        --     (5.1)    (5.1)        --     (3.2)    (3.2)        --     (1.9)    (1.9)
  Deferred and uncollected
   premium....................      (0.4)      --     (0.4)      (1.0)      --     (1.0)       0.6       --      0.6
  Policyholder reserves.......      (3.4)      --     (3.4)     (15.6)      --    (15.6)      12.2       --     12.2
  Other (including items
   (less than)5% of total
   ordinary tax assets).......      (0.1)      --     (0.1)        --       --       --       (0.1)      --     (0.1)
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
  Total DTLs..................      (3.9)    (5.1)    (9.0)     (16.6)    (3.2)   (19.8)      12.7     (1.9)    10.8
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
  Net admitted (DTL)/DTA...... $    19.4  $  (5.1) $  14.3  $    13.7  $  (3.2) $  10.5  $     5.7  $  (1.9) $   3.8
                               =========  =======  =======  =========  =======  =======  =========  =======  =======

   The change in net deferred income taxes is comprised of the following (in millions):

                                                    DECEMBER 31,
                                              -------------------------
                                                2018     2017   Change
                                              -------  -------  -------
                                                    (IN MILLIONS)
Total deferred tax assets.................... $  74.9  $  54.3  $  20.6
Total deferred tax liabilities...............    (9.0)   (19.8)    10.8
                                              -------  -------  -------
  Net deferred tax assets/liabilities........    65.9     34.5     31.4
Statutory valuation allowance adjustment.....      --       --       --
                                              -------  -------  -------
  Net deferred tax assets/liabilities after
   SVA....................................... $  65.9  $  34.4     31.4
                                              =======  =======
Tax effect of unrealized gains/(losses)......                       0.9
Incurred tax items in surplus................                        --
                                                                -------
  Change in net deferred income tax..........                   $  32.3
                                                                =======

   The Tax Cuts and Jobs Act of 2017 enacted on December 22, 2017 reduces the U.S. federal corporate tax rate from 35% to 21% beginning on January 1, 2018. Due to the enactment of this law, the Company recorded a $9.0 million decrease in the net admitted DTA for the tax year 2017.

   Reconciliation of total statutory income taxes reported to tax at the statutory tax rate:

   The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes including realized capital gains/losses.

                                                          21% TAX   EFFECTIVE
                                                AMOUNT    EFFECT    TAX RATE
                DESCRIPTION                   ---------  ---------  ---------
                                                  (IN MILLIONS)
Income before taxes (including all realized
  capital gains / (losses)).................. $   (85.7) $   (18.0)     21.00%
Dividends-received deduction.................      (3.7)      (0.8)      0.91%
Interest maintenance reserve.................      (0.8)      (0.2)      0.20%
IRS audit adjustment.........................       1.9        0.4      (0.47)%
Deferred gain on reinsurance.................     (19.8)      (4.1)      4.85%
Incurred tax items in surplus................     (40.3)      (8.5)      9.88%
Other, provision to return...................      (2.0)      (0.7)      0.81%
                                              ---------  ---------      -----
  Total...................................... $  (150.4) $   (31.9)     37.18%
                                              =========  =========      =====
Federal income taxed incurred................            $     0.4      (0.47)%
Change in net deferred income tax............                (32.3)     37.65%
                                                         ---------      -----
Total statutory income taxes.................                (31.9)     37.18%
                                                         =========      =====

   Carry-forwards, Recoverable taxes and IRS Section 6603 Deposits

   As of December 31, 2018 the Company has net operating loss carry-forward of $104.2 million, capital loss carryforward of $7.6 million and an AMT credit carryforward of $1.7 million.

   There were no income taxes, ordinary and capital, available for recoupment in the event of future losses.

   There are no deposits admitted under Section 6603 of the Internal Revenue
   Code.

   The Company is included in a consolidated federal income tax return together with its ultimate domestic parent, Equitable Holdings and the following subsidiaries and affiliates.

AXA Equitable Holdings, Inc.                  Trusted Investment Advisors Corp.
AXA Equitable Life Insurance Company          Trusted Insurance Advisors General Agency Corp.
AXA Equitable Life and Annuity Company        Financial Marketing Agency, Inc.
AXA Distribution Holding Corp.                AXA Technology Services America, Inc.
AllianceBernstein Corp.                       AXA Corporate Solutions Life Reinsurance Company
Equitable Structured Settlement Corp.         EQ AZ Life Re Company
Equitable Casualty Insurance Co.              CS Life RE Company
JMR Realty Services, Inc.                     U.S. Financial Life Insurance Company
1740 Advisers, Inc.                           AXA IM Holdings US, Inc.
MONY Financial Services, Inc.                 Alpha Unit Holdings, Inc.

   Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or receivable as a result of taxable operations for the current year.

   In accordance with the tax sharing agreement between Holdings and the Company, tax expense is based on separate company computations. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis.

   At December 31, 2018 and 2017, the total amount of unrecognized tax benefits were $4.6 million and $4.2 million, respectively, all of which would affect the effective tax rate.

   MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2018, 2017 and 2016 were $0.4 million, $0.3 million and $0.0 million, respectively. Tax expense for 2018 reflected an expense of $0.1 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              YEARS ENDED DECEMBER 31,
                                              ----------------------
                                               2018    2017     2016
                                              ------  ------- -------
                                                   (IN MILLIONS)
Balance at January 1......................... $  4.0  $   4.0 $   7.0
Additions for tax positions of prior years...    0.2       --      --
Reduction for tax positions of prior years...     --       --    (3.0)
Settlements with tax authorities.............     --       --      --
                                              ------  ------- -------
Balance at December 31....................... $  4.2  $   4.0 $   4.0
                                              ======  ======= =======

   It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   The IRS is currently auditing the tax years 2010-2013.

8) INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

   MLOA does not have any guarantees for the benefit of an affiliate or related party.

   As of December 31, 2018, with the permission of the Arizona Department of Insurance, the Company accrued a $70.0 million capital contribution from its parent AEFS. This amount was settled on February 20, 2019.

   On April 11, 2018, the reinsurance agreement with the AXA RE Arizona Company ("AXA RE") was novated to EQ AZ Life Re Company ("EQAZ"), a captive insurance company, organized under the laws of Arizona, a subsidiary of AEFS. EQAZ obtained new letters of credit, guaranteed by Holdings, to support the treaties and the letters of credit of AXA RE were canceled. The letter of credit amount as of December 31, 2018 was $45.0 million. For additional information see Note 12.

   MLOA reported amounts due from affiliates of $74.3 million and $5.2 million at December 31, 2018 and 2017, respectively. The Company reported amounts payable to affiliates of $3.8 million and $22.7 million at December 31, 2018 and 2017, respectively. The receivable and payable are primarily related to capital contributions, expense allocations, reinsurance settlements and commissions payable.

   MLOA reimburses AXA Equitable Life Insurance Company ("AXA Equitable") for its use of personnel, property and facilities in carrying out certain of its operations. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by MLOA. Expenses paid related to these agreements, which are reported as operating expenses, were $156.3 million, $110.5 million and $123.0 million in 2018, 2017 and 2016, respectively.

   AllianceBernstein provides investment advisory and management services to MLOA on a fee basis which amounted to $1.8 million, $1.8 million and $1.6 million in 2018, 2017 and 2016, respectively. MLOA incurred distribution fee charges from AXA Network, LLC of $113.2 million, $109.1 million and $99.7 million in 2018, 2017 and 2016, respectively, and from AXA Distributors, LLC of $47.5 million, $43.1 million and $42.6 million in 2018, 2017 and 2016, respectively, for distributing MLOA's products.

   Investment SCA

   The Company's carrying value of its investment in AllianceBernstein was $53.0 million and $48.6 million as of December 31, 2018 and 2017, respectfully. The AllianceBernstein security was updated with the NAIC on July 25, 2018 at a value of $48.8 million. It has been valued under Part 5,
   Section 2(c)(i) A1 of the NAIC valuation procedures relating to the valuation of common stocks of subsidiary, controlled or affiliated companies.

9) CAPITAL AND SURPLUS AND SHAREHOLDERS DIVIDEND RESTRICTIONS

   MLOA has 5,000,000 shares of common stock authorized, 2,500,000 shares issued, and 2,500,000 outstanding. All outstanding shares are held by AEFS. On February 7, 2019, the Arizona Department of Insurance granted the Company permission to accrue a $70.0 million capital contribution from AEFS. This amount was settled on February 20, 2019.

   Under Arizona Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Based on this formula, the Company would not be permitted to pay ordinary shareholder dividends during 2019. Any payment of a dividend would require the Company to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution.

   The Company did not pay any dividends in 2018, 2017 and 2016.

   The Company had no special surplus funds as of December 31, 2018 and 2017.

   The portion of unassigned surplus represented or (reduced) by cumulative unrealized gains and (losses) was $(21.1) million, $(25.5) million and $(33.6) million as of December 31, 2018, 2017 and 2016, respectively.

10)COMMITMENTS AND CONTINGENCIES

   Litigation

   A number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life insurers in the jurisdictions in which MLOA does business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial fines and judgments against other insurers, including punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. MLOA, from time to time, is involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

   Contingent Commitments

   JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANY CONTINGENT LIABILITIES

   To facilitate certain investment related transactions, the Company has provided, from time to time, certain guarantees or commitments to affiliates or investors. These arrangements include commitments for the Company, under certain conditions, to provide equity financing to certain limited partnerships of $0.1 million at December 31, 2018.

   OTHER CONTINGENT COMMITMENTS

   The Company has no outstanding commitments under existing mortgage loan or mortgage loan commitment agreements at December 31, 2018.

   Assessments

    (1)As of December 31, 2018 and 2017, the Company had a $0.7 million and $0.6 million liability for the estimated portion of future assessments related to insolvent insurers, primarily Executive Life Ins. Co. and Lincoln Memorial Life Insurance Company. These assessments are expected to be paid over an extended period. The Company also held a $0.5 million asset for premium tax offsets that are expected to be realized with respect to these assessments as of December 31, 2018 and 2017, and an additional $0.1 million asset for premium tax offsets for assessments already paid as of December 31, 2018 and 2017. The Company has received no notification in 2018, 2017 or 2016 of any other new insolvencies that are material to the Company's financial position.

    (2)Guaranty Fund Liabilities and Assets Related to Assessments from Insolvencies for Long-Term Care Contracts

   The Company had no significant guarantee fund liability as of December 31, 2018 and 2017.

   Number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency:

                                                     PAYABLES                       RECOVERABLES
                                         -------------------------------- --------------------------------
                                                                WEIGHTED                         WEIGHTED
                                                                 AVERAGE                          AVERAGE
                                           NUMBER OF   RANGE OF NUMBER OF   NUMBER OF   RANGE OF NUMBER OF
NAME OF THE INSOLVENCY                   JURISDICTIONS  YEARS     YEARS   JURISDICTIONS  YEARS     YEARS
---------------------------------------  ------------- -------- --------- ------------- -------- ---------
Penn Treaty Network America Insurance
  Company...............................            45     1-69        11            45     1-69        11
American Network Insurance Company......            44     1-69        15            44     1-69        15

11)FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

   Fair Value Measurement at Reporting Date

   The following tables provide information as of December 31, 2018 and 2017 about MLOA's financial assets measured at fair value:

                                                              AS OF DECEMBER 31, 2018
                                              -------------------------------------------------------
                                                                             NET ASSET
                                               LEVEL 1   LEVEL 2   LEVEL 3  VALUE (NAV)     TOTAL
                                              --------- --------- --------- ------------ ------------
                                                                   (IN MILLIONS)
Assets at Fair Value:
Bonds:
  Commercial Mortgage-Backed Securities...... $      -- $      -- $      -- $         -- $         --
                                              --------- --------- --------- ------------ ------------
Total Bonds..................................        --        --        --           --           --
                                              --------- --------- --------- ------------ ------------

Common Stocks:
  Industrial and Miscellaneous...............        --        --       2.0           --          2.0
                                              --------- --------- --------- ------------ ------------
Total Common Stocks..........................        --        --       2.0           --          2.0
                                              --------- --------- --------- ------------ ------------

Derivative Assets:
  Options....................................        --      12.4        --           --         12.4
                                              --------- --------- --------- ------------ ------------
Total Derivatives............................        --      12.4        --           --         12.4
                                              --------- --------- --------- ------------ ------------
Separate Accounts Assets/(1)/................        --        --        --      1,850.0      1,850.0
                                              --------- --------- --------- ------------ ------------
Total Assets at Fair Value................... $      -- $    12.4 $     2.0 $    1,850.0 $    1,864.4
                                              ========= ========= ========= ============ ============

Liabilities at Fair Value:
  Derivative Liabilities..................... $      -- $      -- $      -- $         -- $         --
                                              --------- --------- --------- ------------ ------------
Total Liabilities at Fair Value.............. $      -- $      -- $      -- $         -- $         --
                                              ========= ========= ========= ============ ============

   --------
  /(1)/Only Cash and Invested Assets.

                                                             As of December 31, 2017
                                              -----------------------------------------------------
                                                                             Net Asset
                                               Level 1   Level 2   Level 3  Value (NAV)    Total
                                              --------- --------- --------- ------------ ----------
                                                                  (in millions)
Assets at Fair Value :
Bonds:
  Commercial Mortgage-Backed Securities...... $      -- $      -- $      -- $         -- $       --
                                              --------- --------- --------- ------------ ----------
Total Bonds..................................        --        --        --           --         --

Derivative Assets:
  Options....................................        --      88.9        --           --       88.9
                                              --------- --------- --------- ------------ ----------
Total Derivatives............................        --      88.9        --           --       88.9
Separate Accounts Assets/(1)/................        --        --        --      2,014.0    2,014.0
                                              --------- --------- --------- ------------ ----------
Total Assets at Fair Value................... $      -- $    88.9 $      -- $    2,014.0 $  2,102.9
                                              ========= ========= ========= ============ ==========

Liabilities at Fair Value:
  Derivative Liabilities.....................        --        --        --           --         --
                                              --------- --------- --------- ------------ ----------
Total Liabilities at Fair Value.............. $      -- $      -- $      -- $         -- $       --
                                              ========= ========= ========= ============ ==========

   --------
  /(1)/Only Cash and Invested Assets.

   Fair Value Measurements in Level 3 of the Fair Value Hierarchy

   The following table summarizes the changes in assets classified in Level 3 during the years ended December 31, 2018, 2017 and 2016:

                                         BEGINNING  TOTAL GAINS TOTAL GAINS                      TOTAL ENDING
                                         BALANCE AT  (LOSSES)    (LOSSES)                         BALANCE AT
                                         JANUARY 1, INCLUDED IN INCLUDED IN                      DECEMBER 31,
                                            2018    NET INCOME    SURPLUS   PURCHASES    SALES       2018
                                         ---------- ----------- ----------- ---------- --------- ------------
                                                                    (IN MILLIONS)
Common stock -- Industrial and
  Miscellaneous.........................  $      --   $      --   $      -- $      2.0 $      -- $        2.0
                                          ---------   ---------   --------- ---------- --------- ------------
Total...................................  $      --   $      --   $      -- $      2.0 $      -- $        2.0
                                          =========   =========   ========= ========== ========= ============

   During 2018 there were no transfers between levels 1, 2 or 3.

                                              Beginning  Total Gains Total Gains                      Total Ending
                                              Balance at  (Losses)    (Losses)                         Balance at
                                              January 1, Included in Included in                      December 31,
                                                 2017    Net Income    Surplus   Purchases   Sales        2017
                                              ---------- ----------- ----------- --------- ---------  ------------
                                                                         (in millions)
Commercial Mortgage-Backed Securities........ $      1.6  $       --  $      5.0 $      -- $    (6.6) $         --
                                              ----------  ----------  ---------- --------- ---------  ------------
Total........................................ $      1.6  $       --  $      5.0 $      -- $    (6.6) $         --
                                              ==========  ==========  ========== ========= =========  ============

   During 2017 there were no transfers between levels 1, 2 or 3.

                                                                                 Total
                                                                                 Gains       Total
                                              Beginning                         (Losses)     Gains
                                              Balance at Transfers Transfers    Included    (Losses)
                                              January 1,   into     out of       in Net     Included
                                                 2016     Level 3   Level 3      Income    in Surplus Purchases  Sales
                                              ---------- --------- ---------  -----------  ---------- --------- -------
                                                                                   (in millions)
Commercial Mortgage-Backed Securities/(1)/... $      4.1  $    0.6 $    (0.5) $      (2.6) $      0.5 $      -- $  (0.5)
                                              ----------  -------- ---------  -----------  ---------- --------- -------
Total........................................ $      4.1  $    0.6 $    (0.5) $      (2.6) $      0.5 $      -- $  (0.5)
                                              ==========  ======== =========  ===========  ========== ========= =======


                                              Total Ending
                                               Balance at
                                              December 31,
                                                  2016
                                              -------------

Commercial Mortgage-Backed Securities/(1)/... $         1.6
                                              -------------
Total........................................ $         1.6
                                              =============

   --------
  /(1)/Amount includes: $0.6 million of Level 3 securities now carried at fair value, which were carried at adjusted cost in prior period and ($0.5) million of Level 3 securities no longer carried at market value, where the adjusted cost is lower than the market value.

   The following table discloses carrying value and estimated fair value (defined within the fair value hierarchy) as of December 31, 2018 and 2017 for financial instruments:

                                                                       AS OF DECEMBER 31, 2018
                                              -------------------------------------------------------------------------
                                                                                                                NOT
                                                                                                 NET ASSET  PRACTICABLE
                                              AGGREGATE   ADMITTED                                 VALUE     (CARRYING
TYPE OF FINANCIAL INSTRUMENT                  FAIR VALUE   ASSETS   LEVEL 1   LEVEL 2   LEVEL 3    (NAV)      VALUE)
----------------------------                  ---------- ---------- -------- ---------- -------- ---------- -----------
                                                                            (IN MILLIONS)
Bonds........................................ $  1,013.6 $  1,065.5 $     -- $  1,002.6 $   11.0 $       --   $      --
Preferred Stock.............................. $      3.8 $      4.2 $    3.8 $       -- $     -- $       --   $      --
Common Stock/(1)/............................ $     72.7 $     55.0 $     -- $       -- $   72.7 $       --   $      --
Mortgage Loans on Real Estate................ $     16.2 $     17.0 $     -- $       -- $   16.2 $       --   $      --
Policy Loans................................. $    121.9 $    109.9 $     -- $       -- $  121.9 $       --   $      --
Derivatives.................................. $     18.7 $     18.7 $     -- $     12.4 $     -- $       --   $      --
Separate Accounts/(2)/....................... $  2,271.8 $  2,276.6 $  421.8 $       -- $     -- $  1,850.0   $      --
Policyholders liabilities:
Investment contracts......................... $      4.9 $      4.9 $     -- $       -- $    4.9 $       --   $      --

   --------
  /(1)/The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2018. The discount is based on SSAP #97 sliding scale and approved by the SVO.
  /(2)/Only Cash and Invested Assets.

                                                                       As of December 31, 2017
                                              -------------------------------------------------------------------------
                                                                                                                Not
                                                                                                 Net Asset  Practicable
                                              Aggregate   Admitted                                 Value     (Carrying
TYPE OF FINANCIAL INSTRUMENT                  Fair Value   Assets   Level 1   Level 2   Level 3    (NAV)      Value)
----------------------------                  ---------- ---------- -------- ---------- -------- ---------- -----------
                                                                            (in millions)
Bonds........................................ $  1,038.0 $  1,021.4 $     -- $  1,032.5 $     -- $       --   $      --
Preferred Stock.............................. $      4.2 $      4.2 $    4.2 $       -- $     -- $       --   $      --
Common Stock/(1)/............................ $     64.8 $     48.6 $     -- $       -- $   64.8 $       --   $      --
Mortgage Loans on Real Estate................ $     16.8 $     17.0 $     -- $       -- $     -- $       --   $      --
Policy Loans................................. $     65.3 $     57.2 $     -- $       -- $   65.3 $       --   $      --
Derivatives.................................. $     88.9 $     88.9 $     -- $     88.9 $     -- $       --   $      --
Separate Accounts/(2)/....................... $  2,432.1 $  2,422.9 $  418.1 $       -- $     -- $  2,014.0   $      --
Policyholders liabilities:
Investment contracts......................... $      4.0 $      4.0 $     -- $       -- $     -- $       --   $      --

   --------
  /(1)/Entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2017. The discount is based on SSAP #97 sliding scale and approved by the SVO.
  /(2)/Only Cash and Invested Assets.

12)REINSURANCE AGREEMENTS

   In 2013, the Company entered into the Reinsurance Agreement with Protective to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business.

   For business not reinsured with Protective, the Company generally reinsures its variable life and interest-sensitive life insurance policies on an excess of retention basis. In 2018, the Company generally retained up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of those limits we typically obtain reinsurance from unaffiliated third parties. The reinsurance arrangements obligate the reinsurer to pay a portion of any death claim in excess of the amount we retain in exchange for an agreed-upon premium. The assumed reinsurance business with AXA Global Re is not a part of the Protective Reinsurance Agreement. Beginning in 2016 the group short and long-term disability is being reinsured with Group Reinsurance Plus (GRP) via a quota share arrangement.

   During the second quarter of 2018, the contracts assumed by Arizona RE were novated to EQAZ, a newly formed affiliated captive insurance company organized under the laws of Arizona, a subsidiary of AEFS. Shortly after the novation of business to EQAZ, AXA RE Arizona was merged with and into AXA Equitable.

   The no lapse guarantee riders on the variable life product with issue dates from September 2006 through December 2008 are being reinsured on a 90% first dollar quota share basis through EQAZ. Beginning in 2009, lapse guarantee riders were no longer offered on the product.

   MLOA has a quota share arrangement with an AXA affiliate AXA Global Re (formerly AXA Cessions), assuming a percentage of excess Life/Disability/A&H business. Premiums and benefits assumed under this treaty were $2.4 million and $2.1 million, respectively, for the year ended December 31, 2018, $2.4 million and $1.8 million, respectively, for the year ended December 31, 2017 and $2.5 million and $1.9 million, respectively, for the year ended December 31, 2016.

   The following table summarizes the effect of reinsurance:

                                                 2018        2017        2016
                                              ----------  ----------  ----------
                                                         (in millions)
Direct premiums.............................. $      719  $      655  $      601
Considerations for supplementary contracts...          4           4           7
Reinsurance assumed..........................          2           2           3
Reinsurance ceded to Protective..............        (76)        (92)       (103)
Reinsurance ceded -- Other...................        (58)        (50)        (50)
                                              ----------  ----------  ----------
Premiums and annuity considerations.......... $      591  $      519  $      458
                                              ==========  ==========  ==========

Reduction in insurance -- Protective
                                              ----------  ----------  ----------
Reserves, at December 31/(1)/................ $    1,314  $    1,383  $    1,389
                                              ==========  ==========  ==========

Reduction in insurance -- Other
                                              ----------  ----------  ----------
Reserves, at December 31..................... $      282  $      289  $      296
                                              ==========  ==========  ==========

   --------
  /(1)/At December 31, 2018 there was $1,023.6 million of assets held in trust at Northern Trust supporting this reinsurance credit.

13)RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

   MLOA waives deduction of deferred fractional premiums upon death of the insured but does not return any portion of the final premium paid beyond the month of death. Surrender values are not promised in excess of the legally computed reserves.

   Substandard policies are valued from basic actuarial principles using the policy's substandard rating.

   At December 31, 2018, the Company had $344.9 million of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation set by the Arizona Department of Insurance. Reserves to cover the above insurance totaled $1.0 million net of reinsurance at December 31, 2018.

14)VARIABLE ANNUITY CONTRACTS -- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") AND GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")

   Insurance reserves for all products meet the aggregate statutory requirements under Arizona Insurance Law and recognize the specific risks related to each product. MLOA issued certain variable annuity contracts with GMDB and GMIB features that guarantee either:

    a) Return of Premium: the benefit is the greater of current account value or premium paid (adjusted for withdrawals);

    b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

    d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

   As a result of the Reinsurance Agreement with Protective, MLOA reinsured 100% of the insurance risk and benefits associated with the GMIB reinsurance contracts to Protective.

15)ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

   Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit liabilities as of December 31, 2018 and 2017 were as follows:

                                                        SEPARATE       SEPARATE
                                              GENERAL ACCOUNTS WITH ACCOUNTS NON-
                                              ACCOUNT  GUARANTEES   GUARANTEED/(1)/  TOTAL   % OF TOTAL
                                              ------- ------------- --------------  -------- ----------
                                                              (IN MILLIONS)
DECEMBER 31, 2018:
SUBJECT TO DISCRETIONARY WITHDRAWAL:
  With fair value adjustment................. $ 183.5  $         -- $           --  $  183.5       16.8%
  At book value less current surrender
   charge of 5% or more......................     2.6            --             --       2.6        0.3%
  At fair value..............................      --            --          527.5     527.5       48.3%
                                              -------  ------------ --------------  -------- ----------
  Total with adjustment or at fair value.....   186.1            --          527.5     713.6       65.4%
                                              -------  ------------ --------------  -------- ----------
  At book value without adjustment (minimal
   or no charge or adjustment)...............   302.7            --             --     302.7       27.7%
Not subject to discretionary withdrawal......    75.3            --             --      75.3        6.9%
                                              -------  ------------ --------------  -------- ----------
Total direct and assumed.....................   564.1            --          527.5   1,091.6      100.0%
                                              -------  ------------ --------------  -------- ==========
Less: Reinsurance ceded......................   559.2            --             --     559.2
                                              -------  ------------ --------------  --------
TOTAL (NET).................................. $   4.9  $         -- $        527.5  $  532.4
                                              =======  ============ ==============  ========

   --------
  /(1)/The entire Separate Accounts annuity reserves are ceded as part of a modified coinsurance treaty with Protective.

                                                          Separate       Separate
                                               General  Accounts with Accounts Non-
                                               Account   Guarantees   guaranteed/(1)/  Total    % of Total
                                              --------- ------------- --------------  -------- -----------
                                                               (in millions)
December 31, 2017:
Subject to discretionary withdrawal:
  With fair value adjustment................. $   194.3 $          -- $           --  $  194.3        16.0%
  At book value less current surrender
   charge of 5% or more......................       2.9            --             --       2.9         0.2%
  At fair value..............................        --            --          637.0     637.0        52.6%
                                              --------- ------------- --------------  -------- -----------
  Total with adjustment or at fair value.....     197.2            --          637.0     834.2        68.8%
                                              --------- ------------- --------------  -------- -----------
  At book value without adjustment (minimal
   or no charge or adjustment)...............     298.8            --             --     298.8        24.6%
Not subject to discretionary withdrawal......      79.2            --             --      79.2         6.6%
                                              --------- ------------- --------------  -------- -----------
Total direct and assumed.....................     575.2            --          637.0   1,212.2       100.0%
                                              --------- ------------- --------------  -------- ===========
Less: Reinsurance ceded......................     571.2            --             --     571.2
                                              --------- ------------- --------------  --------
Total (net).................................. $     4.0 $          -- $        637.0  $  641.0
                                              ========= ============= ==============  ========

   --------
  /(1)/The entire Separate Accounts annuity reserves are ceded as part of a modified coinsurance treaty with Protective.

16)PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

                                                         DECEMBER 31,
                                              ----------------------------------
                                                     2018             2017
                                              -----------------  ---------------
                                                        (IN MILLIONS)
                                                        NET OF          NET OF
LINE OF BUSINESS                               GROSS    LOADING  GROSS  LOADING
--------------------------------------------  -------  --------  ------ --------
Ordinary new business........................ $  (0.1) $   (0.1) $   -- $     --
Ordinary renewal.............................     2.2       2.2     3.4      3.4
Group life...................................     0.4       0.4     0.8      0.8
                                              -------  --------  ------ --------
Total premium and annuity considerations
  deferred and uncollected................... $   2.5  $    2.5  $  4.2 $    4.2
                                              =======  ========  ====== ========

17)SEPARATE ACCOUNTS

   Separate Accounts' Activity

   The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, The Company reported assets and liabilities from the following product lines/transactions in Separate Accounts.

      .   Variable Life

      .   Variable Annuities

   In accordance with the domiciliary state procedures approving items within the Separate Accounts, the Separate Accounts classification of Variable Life and Variable Annuities are supported by Arizona Statute Section 20-651.

   In accordance with the products/transactions recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. (The legal insulation of the Separate Accounts assets prevents such assets from being generally available to satisfy claims resulting from the General Account.)

   As of December 31, 2018 and 2017, the Company's Separate Accounts statement included legally insulated assets of $2,240.3 million and $2,397.0 million, and not legally insulated of $40.5 million and $30.3 million, respectively. The assets legally insulated include $527.6 million and $637.9 million of variable annuities and $1,712.7 million and $1,759.1 million for variable life as of December 31, 2018 and December 31, 2017, respectfully. The non-insulated assets represent variable life.

   In accordance with the products/transaction recorded within the Separate Accounts, some Separate Accounts liabilities are guaranteed by the General Account. (In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.)

   Most of the Separate Accounts' products the Company offers with guarantees from the General Account do not have explicit charges broken out from other M & E charges. For products with explicit charges for guarantees from the General Account, the Separate Accounts have paid risk charges of $0.4 million and $0.3 million and $0.2 million for the years ended
   December 31, 2018, 2017 and 2016, respectively.

   For the years ended December 31, 2018, 2017 and 2016, the General Account of the Company has paid $1.0 million, $0.8 million and $1.8 million toward Separate Accounts' guarantees.

   None of the Company's Separate Accounts engage in securities lending transactions.

   General Nature and Characteristics of Separate Accounts Business

   Separate and variable accounts held by the Company primarily represent funds for individual flexible payment variable annuity contracts of a non-guaranteed nature. These variable annuities generally provide incidental death benefit of the greater of account value or premium paid less any surrenders and surrender charges. Certain other Separate Accounts are used as funding vehicles for flexible premium variable life insurance policies, variable universal life insurance policies, survivorship variable universal life insurance policies, and corporate sponsored variable universal life insurance policies. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets and liabilities of these accounts are carried at market. This business has been included in Column 4 of the table below. Certain other Separate Accounts are used as funding vehicles for variable universal life insurance policies. These policies provide guaranteed interest rates of 4% or less or are segregated assets to support the equity indexed option of these policies. The assets of these Separate Accounts are carried at amortized cost. This business has been included in Column 1 and Column 2 of the table below.

   Information regarding the Separate Accounts of the Company is as follows (in millions):

                                                SEPARATE ACCOUNTS WITH GUARANTEES
                                              -------------------------------------
                                                        NON-INDEXED    NON-INDEXED  NON-GUARANTEED
                                                       GUARANTEE LESS   GUARANTEE      SEPARATE
                                              INDEXED THAN/EQUAL TO 4% MORE THAN 4%    ACCOUNTS      TOTAL
                                              ------- ---------------- ------------ --------------- --------
                                                                      (IN MILLIONS)
PREMIUMS, CONSIDERATIONS OR DEPOSITS FOR THE
  YEAR ENDED DECEMBER 31, 2018............... $    --  $            -- $         -- $         239.0 $  239.0
                                              =======  =============== ============ =============== ========
RESERVES AT DECEMBER 31, 2018 FOR ACCOUNTS
  WITH ASSETS AT:
  Market value............................... $    --  $            -- $         -- $       1,664.6 $1,664.6
  Amortized cost.............................    30.3            373.5           --              --    403.8
                                              -------  --------------- ------------ --------------- --------
  Total reserves............................. $  30.3  $         373.5 $         -- $       1,664.6 $2,068.4
                                              =======  =============== ============ =============== ========

BY WITHDRAWAL CHARACTERISTICS:
  Subject to discretionary withdrawal:
   With market value adjustment.............. $  30.3  $            -- $         -- $            -- $   30.3
   At book value without market value
     adjustment and with current surrender
     charge of 5% or more....................      --               --           --         1,664.6  1,664.6
   At market value
   At book value without market value
     adjustment and with current surrender
     charge less than 5%.....................      --            373.5           --              --    373.5
                                              -------  --------------- ------------ --------------- --------
     Subtotal................................    30.3            373.5           --         1,664.6  2,068.4
  Not subject to discretionary withdrawal....      --               --           --              --       --
                                              -------  --------------- ------------ --------------- --------
  Total (Gross: Direct and Assumed)/(1)/..... $  30.3  $         373.5 $         -- $       1,664.6 $2,068.4
                                              =======  =============== ============ =============== ========

   --------
  /(1)/The Separate Accounts reserves are subject to $952.6 million of MODCO
       Reinsurance with Protective.

18)LOSS/CLAIM ADJUSTMENT EXPENSES

   The liability for unpaid claims and claim expenses as of December 31, 2018 and 2017 is as follows:

                LIABILITY FOR UNPAID CLAIMS AND CLAIM EXPENSES

                                              DECEMBER 31,
                                              -----------
                                              2018    2017
                                              -----  -----
                                              (IN MILLIONS)
Group Employee Benefits...................... $31.3  $12.0
                                              =====  =====

Gross Balance at January 1,.................. $12.0  $ 1.1
Less Reinsurance.............................   4.1    0.1
                                              -----  -----
Net Balance at January 1,.................... $ 7.9  $ 1.0
                                              -----  -----

Incurred Claims (net) Related to:
Current Year................................. $41.9  $17.3
Prior Year...................................    --   (0.5)
                                              -----  -----
Total Incurred............................... $41.9  $16.8
                                              -----  -----

                                                 DECEMBER 31,
                                              -------------------
                                                2018      2017
                                              --------- ---------
                                                 (IN MILLIONS)
Paid Claims (net) Related to:
Current Year................................. $    24.6 $     9.7
Prior Year...................................       4.8       0.2
                                              --------- ---------
Total Paid................................... $    29.4 $     9.9
                                              --------- ---------

Net Balance at December 31,.................. $    20.4 $     7.9
Add Reinsurance..............................      10.9       4.1
                                              --------- ---------
Gross Balance at December 31,................ $    31.3 $    12.0
                                              ========= =========

   The table below presents incurred and paid claims development as of December 31, 2018, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability ("IBNR") for MLOA's long-term disability business:

                                 2018      2017     IBNR   CLAIM FREQUENCY
                               --------- -------- -------- ---------------
                                     (IN MILLIONS)
Long-term Disability
  Incurral Year
                          2017 $    2.5  $    3.1 $     --            107
                                                                      ====
                          2018      7.4        --      2.8            146
                               --------- -------- --------            ====
  Cumulative LTD Incurred
   Claims..................... $    9.9  $    3.1 $    2.8
                               ========= ======== ========

   The table below presents incurred and paid claims development as of December 31, 2017, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability ("IBNR") for MLOA's long-term disability business:

                                                2017     IBNR   Claim Frequency
                                              -------- -------- ---------------
                                                (in millions)
Long-term Disability
  Incurral Year
                                         2017 $    3.1 $    1.2             56
                                              -------- --------             ===
  Cumulative LTD Incurred Claims............. $    3.1 $    1.2
                                              ======== ========

   The claim frequency for long-term disability represents the number of unique claim events for which benefit payments have been made. Claim events are identified using a unique claimant identifier and incurral date (claim event date). Thus, if an individual has multiple claims for different disabling events (and thus different disability dates), each will be reported as a unique claim event. However, if an individual receives multiple benefits under more than one policy (for example, supplementary disability benefits in addition to the base policy), we treat it as a single claim occurrence because they are related to a single claim event. Claim frequency is expected to be lower for the most recent incurral year because claimants have to satisfy elimination period before being eligible for benefits. The historical claim payout pattern for the long-term disability for the years presented in the development table is not available because this is a relatively new line of business.

   MLOA discounts long-term disability liabilities as benefit payments are made over extended periods. Discount rate assumptions for these liabilities are based on the prescribed Statutory rates by year of incurral.

   The following table reconciles the long-term disability net incurred and paid claims development table to the liability for unpaid claims and claim expenses in the Company's balance sheet as of December 31, 2018 and 2017:

                                                  DECEMBER 31,
                                              --------------------
                                                 2018       2017
                                              ---------  ---------
                                                  (IN MILLIONS)
LONG-TERM DISABILITY CLAIM DEVELOPMENT
TABLE, NET OF REINSURANCE
Undiscounted LTD Incurred Claims, net of
  reins...................................... $     9.9  $     3.2
Subtract Cumulative LTD Paid Claims, net of
  reins......................................      (1.3)      (0.1)
Subtract Impact of LTD Discounting, net of
  reins......................................      (0.8)      (0.1)
                                              ---------  ---------
LTD liabilities for unpaid claim and claim
  expense, net of reinsurance................ $     7.8  $     3.0
                                              ---------  ---------

UNPAID CLAIMS AND CLAIM EXPENSES, NET OF
REINSURANCE
LTD liabilities for unpaid claim and claim
  expense, net of reinsurance................ $     7.8  $     3.0
Other short-duration contracts, net of
  reinsurance................................      12.6        4.9
                                              ---------  ---------
Total liabilities for unpaid claim and claim
  expense, net of reinsurance................ $    20.4  $     7.9
                                              ---------  ---------

REINSURANCE RECOVERABLE ON UNPAID CLAIMS
Long-term disability......................... $     8.9  $     3.3
Other short-duration contracts...............       2.0        0.8
                                              ---------  ---------
Total Reinsurance Recoverable................ $    10.9  $     4.1
                                              ---------  ---------
TOTAL LIABILITY FOR UNPAID CLAIM AND CLAIM
  EXPENSE.................................... $    31.3  $    12.0
                                              =========  =========

19)DEBT AND FEDERAL HOME LOAN BANK ("FHLB")

   The Company has no debt and capital note obligations outstanding as of December 31, 2018 or 2017.

   During 2018, the Company invested $2.0 million in Class B membership stock in the FHLB. There was no investment in 2017. As a result of the investment, the Company has the capacity to borrow up to $300 million from the FHLB. As of December 2018, the Company had no borrowings from FHLB.

20)SHARE-BASED COMPENSATION

   Certain employees of AXA Equitable who perform services for MLOA participate in various share-based payment arrangements sponsored by Equitable Holdings or AXA. MLOA was allocated $3 million of compensation costs, included in Operating expenses in the statements of operations -- statutory basis, for share-based payment arrangements during each of the years ended December 31, 2018, 2017 and 2016.

21)SUBSEQUENT EVENTS

   On February 7, 2019, the Arizona Department of Insurance granted the Company permission to accrue as of December 31, 2018, a $70.0 million capital contribution from its parent AEFS. This amount was settled on February 20, 2019.

   On March 25, 2019, AXA completed a follow-on secondary offering of 46 million shares of common stock of Equitable Holdings and the sale to Equitable Holdings of 30 million shares of common stock of Equitable Holdings. Following the completion of this secondary offering and share buyback by Equitable Holdings, AXA owns 48.3% of the shares of common stock of Equitable Holdings. As a result, Equitable Holdings is no longer a majority owned subsidiary of AXA.

   Events and transactions subsequent to the balance sheet date have been evaluated by management, for purpose of recognition or disclosure in these financial statements, through their date of issue on April 12, 2019.

                                   PART C


                             OTHER INFORMATION


ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are included in Part B of the Registration Statement:

          The financial statements of MONY Life Insurance Company of America and MONY America Variable Account A are included in the Statement of Additional Information.

     (b) The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

          (1) Resolutions of Board of Directors of MONY Life Insurance Company of America authorizing the establishment of MONY America Variable Account A, adopted March 27, 1987, incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

          (2)   Not applicable.

          (3) (a) Underwriting Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc. dated November 1, 1990, incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

              (b) Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America, MONY Securities Corporation, and AXA Distributors, LLC, is incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

                   (i) Form of the First Amendment dated as of October 1, 2013 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

                   (ii) Second Amendment dated as of August 1, 2015 to the
                        Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

              (c) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

              (d) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

              (e) General Agent Sales Agreement dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

                   (i) First Amendment dated as of August 1, 2006 to General
                       Agent Sales Agreement dated as of August 1, 2006 by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

                   (ii) Second Amendment dated as of April 1, 2008 to General
                        Agent Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

                   (iii) Form of the Third Amendment to General Agent Sales
                         Agreement dated as of October 1, 2013 by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (333-195491) filed on April 21, 2015.

                   (iv) Form of the Fourth Amendment to General Agent Sales
                        Agreement dated as of October 1, 2014 by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (333-195491) filed on April 21, 2015.

                   (v) Fifth Amendment to General Agent Sales Agreement, dated as of June 1, 2015 by and between MONY Life Insurance Company of America ("MONY America") and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-207014) filed on December 23, 2015.


                   (vi) Sixth Amendment to General Agent Sales Agreement, dated as of August 1, 2015, by and between MONY Life Insurance Company of America ("MONY America") and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No.29 to the Form S-6 Registration Statement (333-56969) filed on April 19, 2019.



                   (vii) Seventh Amendment to General Agent Sales Agreement,
                         dated as of April 1, 2016, by and between MONY Life Insurance Company of America ("MONY America") and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No.29 to the Form S-6 Registration Statement (333-56969) filed on April 19, 2019.


              (f) Broker-Dealer Distribution and Servicing Agreement dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

              (g) Broker-Dealer and General Agent Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

              (h) Wholesale Level Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

          (4) Form of flexible payment variable annuity contract, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-59717) filed on July 23, 1998.

          (5) Form of application for flexible payment variable annuity contract, incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-59717) filed on April 26, 2006.

          (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22,
                    2004), incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

              (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

          (7) (a) Form of Variable Annuity Reinsurance Agreement between MONY Life Insurance Company of America and ACE TEMPEST Life Insurance Ltd., incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

              (b) Reinsurance Agreement by and among MONY Life Insurance Company of America and Protective Life Insurance Company, dated October 1, 2013, incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

         (8) (a) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC, and AXA Advisors, LLC, incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

                  (i) AMENDED AND RESTATED PARTICIPATION AGREEMENT, made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company ("MONY"), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an "Account"), EQ ADVISORS TRUST, a business trust organized under the laws of the State of Delaware ("Trust") and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the "Distributor"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

                  (ii) Amendment No. 1, dated as of June 4, 2013 ("Amendment
                       No. 1"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

                  (iii) Amendment No. 2, dated as of October 21, 2013
                        ("Amendment No. 2"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

                  (iv) Amendment No. 3, dated as of November 1, 2013
                       ("Amendment No. 3"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 11, 2014.

                  (v) Amendment No. 4, dated as of April 4, 2014 ("Amendment
                      No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

                  (vi) Amendment No. 5, dated as of June 1, 2014 ("Amendment
                       No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

                  (vii) Amendment No. 6, dated as of July 16, 2014 ("Amendment
                       No. 6"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 5, 2015.

                  (viii) Amendment No. 7, dated as of July 16, 2014 ("Amendment
                       No. 7"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 16, 2015.

                  (ix) Amendment No. 8, dated as of December 21, 2015
                       ("Amendment No. 8"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 11, 2016.

                  (x) Amendment No. 9, dated as of December 9, 2016 ("Amendment
                      No. 9"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA

                   Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on January 31, 2017.

                   (y) Amendment No. 10, dated as of May 1, 2017, to the
                       Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC incorporated by reference and/or previously filed with Post-Effective Amendment No. 125 to the EQ Advisors Trust Registration Statement filed on Form N-1A on April 28, 2017 (File No. 333-17217).

                   (z) Amendment No. 11, dated as of November 1, 2017, to the
                       Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC incorporated by reference and/or previously filed with Post-Effective Amendment No. 128 to the EQ Advisors Trust Registration Statement on Form N1-A filed on October 27, 2017 (File No. 333-17217).

              (b) Participation Agreement -- among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-134304) on August 25, 2006.

                   (i) Amended and Restated Participation Agreement made and
                       entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company ("MONY"), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an Account"), AXA PREMIER VIP TRUST, a business trust organized under the laws of the State of Delaware ("Trust") and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the "Distributor"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No.333-70754) filed on October 2, 2013.

                   (ii) Amendment No. 1, dated as of October 21, 2013
                        ("Amendment No. 1"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

                   (iii) Amendment No. 2, dated as of November 1, 2013
                         ("Amendment No.2"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties")., incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on February 11, 2014.

                   (iv) Amendment No. 3, dated as of April 18, 2014 ("Amendment
                        No. 3"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                   (v) Amendment No. 4, dated as of July 8, 2014 ("Amendment
                       No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                   (vi) Amendment No. 5, dated as of September 26, 2015
                        ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N1-A (File No. 333-70754) filed on April 26, 2016.

              (c) Participation Agreement dated April 30, 2003 among AIM
                  Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

              (d) Amended and Restated Participation Agreement dated March 15,
                  2010 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MONY Life Insurance Company of America and MFS Fund Distributors, incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-6 (File No. 333-134304) filed April 26, 2012.

              (e) Participation Agreement among Franklin Templeton Variable
                  Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

                  (i)    Amendment No. 3 dated as of May 1, 2010 among Franklin
                       Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-6 (File No. 333-134304) filed on April 26, 2012.

              (f) Participation Agreement dated May 1, 2003 among Oppenheimer
                  Variable Account Funds, Oppenheimer, Inc., MONY Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-72632) filed on April 27, 2012.

                  (i)    Amendment No. 1, effective April 1, 2010, to the
                       Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., MONY Life Insurance Company of America, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 26, 2010.

              (g) Participation Agreement for MONY Life Insurance Company of
                  America with ProFunds and ProFund Advisors LLC, incorporated herein by reference to Pre-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                  (i)    Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated May 1, 2003 among MONY Life Insurance Company of America, AXA Equitable Life Insurance Company, ProFunds and ProFund Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

              (h) Participation Agreement dated January 1, 1997 between Dreyfus
                  Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.), Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 26, 2012.

                  (i)    Amendment dated May 15, 2002 to Fund Participation
                       Agreement dated May 15, 2002 by and between the Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.), Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 26, 2012.

              (i) Participation Agreement dated July 1, 1999 between Janus
                  Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 333-59717) filed April 24, 2015.

                  (i)    Amendment effective October 1, 2002 to Participation
                       Agreement dated July 1, 1999, between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 333-59717) filed April 24, 2015.

                    (ii)  Second Amendment effective November 27, 2013 to
                         Participation Agreement dated July 1, 1999, between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 333-59717) filed April 24, 2015.

               (j) Participation Agreement, dated August 27, 2010 by and among MONY Life Insurance Company of America, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-160951) filed on December 2, 2010.

               (j) Participation Agreement dated December 1, 2001 among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributions LLC, incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                    (i)    Third Amendment dated October 20, 2009 to the
                         Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

               (k) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America dated April 25, 1985, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

               (l) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to the Annual Report on Form 10-K (File No. 333-65423) filed on March 31, 2005.

          (9) Opinion and consent of Shane Daly, MONY Life Insurance Company of America, as to the legality of the securities being registered, filed herewith.

          (10) (a) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company of America, filed herewith.

          (11) Not applicable.

          (12) Not applicable.

          (13) Powers of Attorney, filed herewith.


ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

     * The business address for all officers and directors of MONY America is 525 Washington Boulevard, Jersey City, New Jersey 07310.


NAME AND PRINCIPAL BUSINESS ADDRESS                                                  POSITIONS AND OFFICES WITH MONY AMERICA
--------------------------------------------------------------------------  -------------------------------------------------------
DIRECTORS
Thomas Buberl                                                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh                                                        Director
3304 Ibiza Lane
Naples, FL 34114

Gerald Harlin                                                               Director
AXA
21, Avenue Matignon
75008 Paris, France


NAME AND PRINCIPAL BUSINESS ADDRESS                                                POSITIONS AND OFFICES WITH MONY AMERICA
----------------------------------------------------------------------  ------------------------------------------------------------
Daniel G. Kaye                                                          Director
767 Quail Run
Inverness, IL 60067

Bertram L. Scott                                                        Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Bertrand Poupart-Lafarge                                                Director
AXA France
313 Terrasse de l'Arche
92727 Nanterre Cedex, France

George Stansfield                                                       Director
AXA
25, Avenue Matignon
75008 Paris, France

Karima Silvent                                                          Director
AXA
25, Avenue Matignon
75008 Paris, France

OFFICER-DIRECTOR
*Mark Pearson                                                           Chairman of the Board, Chief Executive Officer
                                                                        and Director

OTHER OFFICERS
*Nicholas B. Lane                                                       President

*Dave S. Hattem                                                         Senior Executive Vice President, General
                                                                        Counsel and Secretary

*Jeffrey J. Hurd                                                        Senior Executive Vice President and Chief
                                                                        Operating Officer

*Anders B. Malmstrom                                                    Senior Executive Vice President and Chief
                                                                        Financial Officer

*Marine de Boucaud                                                      Senior Vice President and Chief Human
                                                                        Resources Officer

*Kermitt J. Brooks                                                      Senior Vice President and Deputy General
                                                                        Counsel

*Michael B. Healy                                                       Senior Vice President and Chief Information
                                                                        Officer

*Andrea M. Nitzan                                                       Senior Vice President, Chief Accounting Officer
                                                                        and Controller

*Adrienne Johnson                                                       Senior Vice President and Chief Transformation
                                                                        Officer

*Kevin Molloy                                                           Senior Vice President and Investor Relations
                                                                        Officer

*Keith Floman                                                           Senior Vice President and Deputy Chief Actuary

*David Kam                                                              Senior Vice President and Actuary

*Michel Perrin                                                          Senior Vice President and Actuary

*Nicholas Huth                                                          Senior Vice President, Chief Compliance Officer
                                                                        and Associate General Counsel


NAME AND PRINCIPAL BUSINESS ADDRESS                                              POSITIONS AND OFFICES WITH MONY AMERICA
-----------------------------------------------------------------------  -----------------------------------------------------
*Kathryn Ferrero                                                         Senior Vice President and Chief Marketing
                                                                         Officer

*David W. Karr                                                           Senior Vice President

*Dominique Baede                                                         Senior Vice President

*Christina Banthin                                                       Senior Vice President and Associate General
                                                                         Counsel

*Eric Colby                                                              Senior Vice President

*Graham Day                                                              Senior Vice President

*Matthew Drummond                                                        Senior Vice President

*Glen Gardner                                                            Senior Vice President

*Ronald Herrmann                                                         Senior Vice President

*Steven M. Joenk                                                         Senior Vice President and Chief Investment
                                                                         Officer

*Kevin M. Kennedy                                                        Senior Vice President

*Kenneth Kozlowski                                                       Senior Vice President

*Susan La Vallee                                                         Senior Vice President

*Barbara Lenkiewicz                                                      Senior Vice President

*Carol Macaluso                                                          Senior Vice President

*William MacGregor                                                       Senior Vice President and Associate General
                                                                         Counsel

*James Mellin                                                            Senior Vice President

*Hillary Menard                                                          Senior Vice President

*Yogita R. Natik                                                         Senior Vice President

*Prabha ("Mary") Ng                                                      Senior Vice President

*James O'Boyle                                                           Senior Vice President

*Michel Perrin                                                           Senior Vice President

*Manuel Prendes                                                          Senior Vice President

*Robin M. Raju                                                           Senior Vice President

*Anthony F. Recine                                                       Senior Vice President and Chief Auditor

*Trey Reynolds                                                           Senior Vice President

*Steven I. Rosenthal                                                     Senior Vice President

*Aaron Sarfatti                                                          Senior Vice President and Chief Risk Officer

*Stephen Scanlon                                                         Senior Vice President

*Samuel Schwartz                                                         Senior Vice President

*Michael Simcox                                                          Senior Vice President

*Theresa Trusskey                                                        Senior Vice President

*Marc Warshawsky                                                         Senior Vice President


NAME AND PRINCIPAL BUSINESS ADDRESS                                              POSITIONS AND OFFICES WITH MONY AMERICA
-----------------------------------------------------------------------  -----------------------------------------------------
*Melisa Waters                                                           Senior Vice President

*Antonio Di Caro                                                         Senior Vice President

*Shelby Hollister-Share                                                  Senior Vice President

*Yun ("Julia") Zhang                                                     Senior Vice President and Treasurer




ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").



     (a)  The AXA Equitable Holdings, Inc. -- Subsidiary Organization Chart:
Q1-2019 is filed as an exhibit herewith.



ITEM 27.    NUMBER OF CONTRACT OWNERS:


As of March 31, 2019 there were 4,652 owners of Qualified Contracts and 2,241 owners of Non-Qualified Contracts of the MONY Custom Master contracts offered by the Registrant under this Registration Statement.



ITEM 28.    INDEMNIFICATION

The By-Laws of MONY Life Insurance Company of America (the "Corporation") provide, in Article VI as follows:

SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.


The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Zurich Insurance Company, Arch Insurance Company, SOMPO (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb), and ARGO RE Ltd. The annual limit on such policies is $155 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.    PRINCIPAL UNDERWRITERS

      (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors").


      (b) AXA Advisors and AXA Distributors are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account
           L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Account 301, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 525 Washington Boulevard, Jersey City, New Jersey 07310.


      (c) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(I)  AXA ADVISORS, LLC


                                                                                   POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                          (AXA ADVISORS LLC)
----------------------------------------------------------------------  ------------------------------------------------------------
*David Karr                                                             Director, Chairman of the Board and Chief
                                                                        Executive Officer

*Ronald Herrmann                                                        Director

*Anders B. Malmstrom                                                    Director

*Frank Massa                                                            Director and President

*Aaron Sarfatti                                                         Director

*Ralph E. Browning, II                                                  Chief Privacy Officer

*Mary Jean Bonadonna                                                    Chief Risk Officer

*Stephen Lank                                                           Chief Operating Officer


                                                                                   POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                          (AXA ADVISORS LLC)
----------------------------------------------------------------------   -----------------------------------------------------------
*Patricia Boylan                                                         Broker Dealer Chief Compliance Officer

*Yun ("Julia") Zhang                                                     Vice President and Treasurer

*Gina Jones                                                              Vice President and Financial Crime Officer

*Page Pennell                                                            Vice President

*Denise Tedeschi                                                         Assistant Vice President and Assistant Secretary

*James Mellin                                                            Chief Sales Officer

*Nicholas J. Gismondi                                                    Vice President and Controller

*James O'Boyle                                                           Senior Vice President

*Claire A. Comerford                                                     Vice President

*Kathryn Ferrero                                                         Vice President

*Prabha ("Mary") Ng                                                      Chief Information Security Officer

*Robert Matricardi                                                       Assistant Vice President and Chief Financial
                                                                         Planning Officer

*Joshua Katz                                                             Vice President

*Christopher LaRussa                                                     Investment Advisor Chief Compliance Officer

*Christian Cannon                                                        Vice President and General Counsel

*Samuel Schwartz                                                         Vice President

*Dennis Sullivan                                                         Vice President

*Steven Sutter                                                           Vice President and Assistant Treasurer

*Francesca Divone                                                        Secretary



(ii) AXA DISTRIBUTORS, LLC


                                                                                    POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                         (AXA DISTRIBUTORS, LLC)
-----------------------------------------------------------------------   ----------------------------------------------------------
*Ronald Herrmann                                                          Director and Senior Vice President

*Michael B. Healy                                                         Executive Vice President

*Harvey T. Fladeland                                                      Senior Vice President

*Peter D. Golden                                                          Senior Vice President

*David Kahal                                                              Senior Vice President

*Kevin M. Kennedy                                                         Director and President

*Graham Day                                                               Senior Vice President

*Trey Reynolds                                                            Senior Vice President

*David Veale                                                              Senior Vice President

*Aldred Ayensu-Ghartey                                                    Vice President and General Counsel

*Alfred D'Urso                                                            Vice President and Chief Compliance Officer

*Michael Schumacher                                                       Senior Vice President

*Mark Teitelbaum                                                          Senior Vice President


                                                                                     POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                          (AXA DISTRIBUTORS, LLC)
--------------------------------------------------------------------------  -------------------------------------------------------
*Nicholas Gismondi                                                          Vice President and Chief Financial Officer

*Gina Jones                                                                 Vice President and Financial Crime Officer

*Yun ("Julia") Zhang                                                        Vice President and Treasurer

*Francesca Divone                                                           Secretary

*Evan Hirsch                                                                Senior Vice President

*Mathew Drummond                                                            Vice President

*Karen Farley                                                               Vice President

*Richard Frink                                                              Vice President

*Michael J. Grass                                                           Vice President

*Timothy Jaeger                                                             Vice President

*Laird Johnson                                                              Vice President

*Joshua Katz                                                                Vice President

*James Long                                                                 Vice President

*Page W. Long                                                               Vice President

*James S. O'Connor                                                          Vice President

*Samuel Schwartz                                                            Vice President

*Martin Woll                                                                Principal Operations Officer

*William Sorrentino                                                         Vice President

*Steven Sutter                                                              Vice President and Assistant Treasurer

*Sarah Vita                                                                 Vice President

*Jonathan Zales                                                             Vice President

*Stephen Scanlon                                                            Director and Senior Vice President

*Prabha ("Mary") Ng                                                         Senior Vice President and Chief Information
                                                                            Security Officer

*Denise Tedeschi                                                            Assistant Vice President and Assistant Secretary


The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.


ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its Operations Center at 5788 Widewaters Parkway, Syracuse, New York 13214, 1290 Avenue of the Americas, New York, New York, 10104, 2801 Highway 280 South, Birmingham, Alabama, 35223, or at 525 Washington Boulevard, Jersey City, New Jersey 07310.


ITEM 31.    MANAGEMENT SERVICES

Not applicable.

ITEM 32.    UNDERTAKINGS

     (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                  REPRESENTATIONS RELATING TO SECTION 26 OF
                     THE INVESTMENT COMPANY ACT OF 1940

Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                 SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2019.



MONY America Variable Account A of
MONY Life Insurance Company of America

                        (Registrant)


By:        MONY Life Insurance Company of America
                         (Depositor)


By:                    /s/ Shane Daly
    --------------------------------------------------
                         SHANE DALY
        VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL



                                 SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2019.



MONY Life Insurance Company of America

                        (Depositor)

By:                   /s/ Shane Daly
    ------------------------------------------------
                        SHANE DALY
       VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

                   *                    Chairman of the Board, Chief Executive Officer,
            Mark Pearson                  President and Director

PRINCIPAL FINANCIAL OFFICER:

                   *                    Senior Executive Vice President and Chief Financial
          Anders Malmstrom                Officer

PRINCIPAL ACCOUNTING OFFICER:

                   *                    Executive Vice President, Chief Accounting Officer and
           Andrea M. Nitzan               Controller

*DIRECTORS:


Barbara Fallon-Walsh                  Bertrand Poupart-Lafarge              Mark Pearson
Gerald Harlin                         Daniel G. Kaye                        George Stansfield
Thomas Buberl                         Karima Silvent                        Bertram Scott


        *BY: /s/ SHANE DALY
   -----------------------------


            Shane Daly
         ATTORNEY-IN-FACT
          April 19, 2019

                                EXHIBIT INDEX



               EXHIBIT NO.                             DESCRIPTION                             TAG VALUES
              ------------           -----------------------------------------------          ------------

Item 24.          9(a)                       Opinion and Consent of Counsel                     EX-99.9a

                  10(a)                   Consent of PricewaterhouseCoopers LLP                 EX-99.10a

                   13                              Powers of Attorney                           EX-99.13

Item 26.          26(b)                      Subsidiary Organizational Chart                    EX-99.26